As filed with the Securities and Exchange Commission

on April 4, 2024

Registration No. 33-___________

(Investment Company Act Registration No. 811-04008)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. ____	[ ]

Fidelity Investment Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Margaret Carey, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on May 4, 2024, pursuant to Rule 488.

Important Notice Regarding the Availability

of Proxy Materials for the

Shareholder Meeting to be held on July 16, 2024

The Letter to Shareholders, Notice of Meeting, and Proxy Statement are available at [https://www.proxy-direct.com/Fidelity].

FIDELITY LATIN AMERICA FUND

SERIES OF

FIDELITY INVESTMENT TRUST

245 Summer Street, Boston, Massachusetts 02210

1-800-544-8544 (Retail classes)

1-877-208-0098 (Advisor classes)

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of the above fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity Latin America Fund (the fund), a series of Fidelity Investment Trust (Investment Trust or the trust) will be held on July 16, 2024, at 8:00 a.m. Eastern Time (ET). Shareholders of other Fidelity funds are receiving a separate proxy statement in connection with Proposal 1. Appendix A contains a list of all funds that are holding a special meeting of shareholders to vote on Proposal 1.

The purpose of the Meeting is to consider and act upon the following proposals and to transact such other business as may properly come before the Meeting or any adjournments thereof.

1.	To elect a Board of Trustees.

2.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Latin America Fund to Fidelity Emerging Markets Fund in exchange solely for corresponding shares of beneficial interest of Fidelity Emerging Markets Fund and the assumption by Fidelity Emerging Markets Fund of Fidelity Latin America Fund’s liabilities, in complete liquidation of Fidelity Latin America Fund.

The Board of Trustees has fixed the close of business on May 20, 2024, as the record date for the determination of the shareholders of the fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,

MARGARET CAREY

Secretary and Chief Legal Officer

May 20, 2024

Your vote is important – please vote your shares promptly.

The Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication at meetnow.global/MQZDHHG. You will not be able to attend the Meeting in person. You will be required to enter the control number found on your proxy card or voting instruction form you previously received. If you have lost or misplaced your control number, please email Computershare Fund Services, the proxy tabulator for the Meeting (“Computershare”), at shareholdermeetings@computershare.com (include your full name, street address, city, state & zip code) to verify your identity and obtain your control number.

If your shares are held through a brokerage account or by a bank or other holder of record you will need to request a legal proxy in order to receive access to the virtual Meeting. To do so, you must submit proof of your proxy power (legal proxy) reflecting your holdings, along with your name and email address, to Computershare. Requests for registration must be labeled as “Legal Proxy” and be received no later than 5:00 p.m. ET on [Thursday, July, 11, 2024]. You will receive a confirmation of your registration by email that includes the control number necessary to access and vote at the Meeting. Requests for registration should be directed to Computershare at shareholdermeetings@computershare.com.

Questions from shareholders to be considered at the Meeting must be submitted to Computershare at shareholdermeetings@computershare.com no later than 8:00 a.m. ET on Monday, July 15, 2024.

Any shareholder who does not expect to virtually attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions that follow or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting’s website during the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.

All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.

2.	Call the toll-free number or visit the web site indicated on your proxy card.

3.	Enter the number found in the box on the front of your proxy card.

4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on [July 15], 2024.

SPECIAL MEETING OF SHAREHOLDERS OF

FIDELITY LATIN AMERICA FUND

A SERIES OF

FIDELITY INVESTMENT TRUST

TO BE HELD ON JULY 16, 2024

PROXY STATEMENT AND PROSPECTUS

MAY 20, 2024

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Latin America Fund, a series of Fidelity Investment Trust (Investment Trust or the trust), in connection with a solicitation of proxies made by, and on behalf of, Investment Trust’s Board of Trustees to be used at the Special Meeting of Shareholders of Fidelity Latin America Fund and at any adjournments thereof (the Meeting), to be held on July 16, 2024 at 8:00 a.m. Eastern Time (ET) The Board of Trustees and Fidelity Management & Research Company LLC (FMR) have determined that the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. Shareholders of other Fidelity funds are receiving a separate proxy statement in connection with Proposal 1. Appendix A contains a list of all funds that are holding a special meeting of shareholders to vote on Proposal 1.

The following table summarizes the proposals applicable to the fund:

Proposal Number	Proposal Description
1.	To elect a Board of Trustees.

2.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Latin America Fund to Fidelity Emerging Markets Fund in exchange solely for corresponding shares of beneficial interest of Fidelity Emerging Markets Fund and the assumption by Fidelity Emerging Markets Fund of Fidelity Latin America Fund’s liabilities, in complete liquidation of Fidelity Latin America Fund.

If Proposal 2 is approved by the fund’s shareholders and the Reorganization occurs, each shareholder of Fidelity Latin America Fund will become a shareholder of Fidelity Emerging Markets Fund. Fidelity Latin America Fund will transfer all of its assets to Fidelity Emerging Markets Fund in exchange solely for shares of beneficial interest of Fidelity Emerging Markets Fund and the assumption by Fidelity Emerging Markets Fund of Fidelity Latin America Fund’s liabilities in complete liquidation of Fidelity Latin America Fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on or about September 13, 2024, or such other time and date as the parties may agree (the Closing Date). If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Latin America Fund and the fund would liquidate on or about September 13, 2024.

Fidelity Emerging Markets Fund is a diversified series of Fidelity Investment Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity Emerging Markets Fund seeks capital appreciation. Fidelity Emerging Markets Fund seeks to achieve its investment objective by normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.

The principal business address of FMR, the fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210 and FIL Investment Advisors (FIA), the fund’s sub-adviser, is Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda. For each fund holding a special meeting of shareholders to vote on Proposal 1, each fund’s sub-adviser(s) and each sub-adviser’s principal business address are included in Appendix B. The principal business address of Fidelity Distributors Corporation (FDC), the fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island 02917.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy cards on or about May 20, 2024. For more detailed information about the solicitation with respect to each Proposal, please refer to the “Other Information About the Fund - Voting Information” section of this Proxy Statement. The Proxy Statement sets forth concisely the information about the Proposals that you should know before voting on the Proposals. Please read it carefully and keep it for future reference.

Solely for purposes of Proposal 2, the following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy Statement for legal purposes:

(i)	the Statement of Additional Information dated May 20, 2024, relating to this Proxy Statement;

(ii) the Prospectus for Fidelity Emerging Markets Fund relating to Class A, Class M, Class C, Class I, and Class Z shares, dated December 30, 2023, as supplemented March 1, 2024;

(iii) the Prospectus for Fidelity Emerging Markets Fund and Fidelity Latin America Fund relating to retail class shares of each fund, dated December 30, 2023, as supplemented March 1, 2024;

(iv) the Prospectus for Fidelity Latin America relating to Class A, Class M, Class C, Class I, and Class Z shares Fund, dated December 30, 2023, as supplemented March 1, 2024.

(v) the Statement of Additional Information for Fidelity Emerging Markets Fund and Fidelity Latin America Fund relating to Class A, Class M, Class C, Class I, and Class Z shares, dated December 30, 2023, as supplemented March 1, 2024;

(vi) the Statement of Additional Information for Fidelity Emerging Markets Fund and Fidelity Latin America Fund, relating to retail class shares of each fund, dated December 30, 2023, as supplemented March 1, 2024;

(vii) the Annual Report for Fidelity Emerging Markets Fund for the fiscal year ended October  31, 2023; and

(viii) the Annual Report for Fidelity Latin America Fund for the fiscal year ended October 31, 2023.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

For a free copy of the fund’s current Prospectus, Statement of Additional Information or annual and/or semiannual reports, call Fidelity at 1-800-544-8544 (Retail class) or 1-877-208-0098 (Advisor classes), visit Fidelity’s web sites at www.fidelity.com, institutional.fidelity.com, or www.401k.com (plan accounts), or write to Fidelity Distributors Company LLC at 100 Salem Street, Smithfield, Rhode Island 02917.

PROPOSAL 1

TO ELECT A BOARD OF TRUSTEES

The purpose of this proposal is to elect a Board of Trustees. Appendix C shows the composition of the Board of Trustees of each trust for the funds holding a vote on Proposal 1 and the length of service of each Trustee and Member of the Advisory Board. All nominees named below are currently Trustees or Advisory Board Members of the trusts and have served in that capacity continuously since originally elected or appointed. Certain nominees were previously elected by shareholders to serve as Trustees of certain trusts, while other nominees were initially appointed by the Trustees and have not yet been elected by shareholders of all trusts. With respect to the nominees not previously elected by shareholders of one or more trusts, a third-party search firm identified Vijay C. Advani, Thomas P. Bostick, Thomas A. Kennedy, Oscar Munoz, and Karen B. Peetz as candidates. The Governance and Nominating Committee has recommended all Independent Trustee candidates.

In the election of Trustees, those nominees receiving the highest number of votes cast at the Meeting, provided a quorum is present, shall be elected. A nominee shall be elected immediately upon shareholder approval. For each such trust other than Fidelity Advisor Series Advisor Series VIII, Fidelity Concord Street Trust, Fidelity Investment Trust, Fidelity Puritan Trust, and Fidelity Securities Fund, the election of the nominees will result in a board comprised of 13 Trustees, and for Fidelity Advisor Series VIII, Fidelity Concord Street Trust, Fidelity Investment Trust, Fidelity Puritan Trust, and Fidelity Securities Fund, the election of the nominees will result in a board comprised of 14 Trustees, the maximum number permitted under each trust’s organizational documents.

Except for Mr. Advani and Ms. Peetz, each of the nominees currently oversees 322 Fidelity funds. Mr. Advani currently oversees 215 Fidelity funds. Ms, Peetz is currently a Member of the Advisory Board of each trust and has served in that capacity continuously since originally appointed. Jonathan Chiel currently oversees [ ] Fidelity funds.

The nominees you are being asked to elect as Trustees of the fund are as follows:

Interested Nominees*:

Correspondence intended for each Interested Nominee (that is, the nominees that are interested persons (as defined in the 1940 Act)) may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Chair of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

*	Determined to be an “Interested Nominee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+

The information includes each nominee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the nominee’s qualifications to serve as a Trustee, which led to the conclusion that the nominee should serve as a Trustee for the fund.

Independent Nominees:

Correspondence intended for each Independent Nominee (that is, the nominees that are not interested persons (as defined in the 1940 Act)) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Vijay C. Advani (1960)

Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing,

Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).

Thomas P. Bostick (1956)

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Donald F. Donahue (1950)

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).

Vicki L. Fuller (1957)

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr.

Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).

Oscar Munoz (1959)

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Karen B. Peetz (1955)

Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).

David M. Thomas (1949)

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company—America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

+

The information includes the nominee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the nominee’s qualifications to serve as a Trustee, which led to the conclusion that the nominee should serve as a Trustee for the fund.

[As of [ ], the Trustees and nominees for election as Trustee and the officers of the trust and each fund in the trust owned, in the aggregate, less than 1% of each fund’s outstanding shares.]

During the period June 1, 2022 through March 31, 2024, no transactions were entered into by Trustees and nominees as Trustee of the trust involving more than 1% of the voting common, non-voting common and equivalent stock, or preferred stock of FMR LLC.

If elected, the Trustees will hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) a Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. In case a vacancy shall for any reason exist, the remaining Trustees will fill such vacancy by appointing another Trustee, so long as, immediately after such appointment, at least two-thirds of the Trustees have been elected by shareholders. If, at any time, less than a majority of the Trustees holding office has been elected by the shareholders, the Trustees then in office will promptly call a shareholders’ meeting for the purpose of electing a Board of Trustees. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees.

For more information about the current Trustee who is not a nominee in this Proxy Statement, refer to the section entitled “Trustees, Advisory Board Members, and Officers of the Fund.” For information about the fund’s Board structure and risk oversight function, and current standing committees of the fund’s Trustees, refer to the section entitled “Board Structure and Oversight Function and Standing Committees of the Fund’s Trustees.” ‘

The dollar range of equity securities beneficially owned as of [ ], 2024 by each nominee and Trustee in each fund holding a special meeting of shareholders to vote on Proposal 1 and in all funds in the aggregate within the same fund family overseen or to be overseen by the nominee or Trustees is included in Appendix D.

Trustee compensation information for each fund holding a special meeting of shareholders to vote on Proposal 1 is included in Appendix E.

BOARD STRUCTURE AND OVERSIGHT FUNCTION AND

STANDING COMMITTEES OF THE FUND’S TRUSTEES

Correspondence intended for each Independent Trustee may be sent to the attention of the individual Trustee or to the Board of Trustees at Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each Interested Trustee may be sent to the attention of the individual Trustee or to the Board of Trustees at Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. The current process for collecting and organizing shareholder communications requires that the Board of Trustees receive copies of all communications addressed to it. All communications addressed to the Board of Trustees or any individual Trustee are logged and sent to the Board or individual Trustee. The funds do not hold annual meetings and therefore do not have a policy with regard to Trustees’ attendance at such meetings. However, as a matter of practice, at least one Trustee attends special meetings.

Mr. Lawrence is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Mr. Thomas serve as Lead Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s high income and certain equity funds, and other Boards oversee Fidelity’s alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds’ Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), the adviser’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds.

The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 9 standing committees. The members of each committee are Independent Trustees. Advisory Board Members may be invited to attend meetings of the committees. See Appendix F for the number of meetings each standing committee held during each fund’s last fiscal year.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Thomas currently serving as Chair and Mr. Wiley serving as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR.

The Fair Value Oversight Committee is composed of Mses. Fuller (Chair) and Tomasky, and Messrs. Advani, Bostick, and Donahue. The Fair Value Oversight Committee oversees the valuation of fund investments by the valuation designee, receives and reviews related reports and information, and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Tomasky (Chair) and Messrs. Advani, Bostick, Donahue, and Munoz) and the Equity II Committee (composed of Messrs. Kennedy (Chair), Thomas, and Wiley, and Mses. Fuller, Kampling, and Peetz). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund’s investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee’s review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group’s deliberations.

The Shareholder, Distribution, Brokerage and Proxy Voting Committee is composed of Ms. Kampling (Chair) and Messrs. Kennedy, Munoz, Thomas, and Wiley. Regarding shareholder services, the committee considers the structure and amount of the funds’ transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder’s fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. Regarding proxy voting, the committee reviews the fund’s proxy voting policies, considers changes to the policies, and reviews the manner in which the policies have been applied. The committee will receive reports on the manner in which proxy votes have been cast under the proxy voting policies and reports on consultations between the fund’s investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will address issues relating to the fund’s annual voting report filed with the SEC. The committee will receive reports concerning the implementation of procedures and controls designed to ensure that the proxy voting policies are implemented in accordance with their terms. The committee will consider FMR’s recommendations concerning certain non-routine proposals not covered by the proxy voting policies. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board.

The Audit Committee is composed of Messrs. Donahue (Chair), Advani, and Kennedy, and Mses. Peetz and Tomasky. All committee members must be able to read and understand fundamental financial statements, including a company’s balance sheet, income statement, and cash flow statement. At least one committee member will be an “audit committee financial expert” as defined by the SEC. The committee meets separately at least annually with the funds’ Treasurer, with the funds’ Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds’ independent auditors, and with the funds’ CCO. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the independent auditors employed by the funds. The committee assists the Trustees in fulfilling their responsibility to oversee: (i) the systems relating to internal control over financial reporting of the funds and the funds’ service providers; (ii) the funds’ auditors and the annual audits of the funds’ financial statements; (iii) the financial reporting processes of the funds; (iv) the handling of whistleblower reports relating to internal accounting and/or financial control matters; (v) the accounting policies and disclosures of the funds; and (vi) studies of fund profitability and other comparative analyses relevant to the board’s consideration of the investment management contracts for the funds. The committee considers and acts upon (i) the provision by any independent auditor of any non-audit services for any fund, and (ii) the provision by any independent auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by independent auditors of the funds. The committee is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any independent auditor regarding any fund’s financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the independent auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It will discuss regularly and oversee the review of internal controls of and the management of risks by the funds and their service providers with respect to accounting and financial matters (including financial reporting relating to the funds), including a review of: (i) any significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting that are reasonably likely to adversely affect the funds’ ability to record, process, summarize, and report financial data; (ii) any change in the fund’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund’s internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds’ or service providers’ internal control over financial reporting. The committee will also review periodically the funds’ major exposures relating to internal control over financial reporting and the steps that have been taken to monitor and control such exposures. In connection to such reviews the committee will receive periodic reports on the funds’ service providers’ internal control over financial reporting. It will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds’ financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chairs of other committees, as appropriate. The committee reviews at least annually a report from each independent auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds’ financial reporting process, will discuss with FMR, the funds’ Treasurer, independent auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds’ Treasurer, independent auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds’ financial statements.

The Governance and Nominating Committee is composed of Messrs. Thomas (Chair), Donahue, Wiley, and Ms. Fuller. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee’s responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning “best practices” in corporate governance, and other developments in mutual fund governance. The committee reports regularly to the Independent Trustees with respect to these activities. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds’ or the Board of Trustees’ policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee’s scope of responsibilities, and may retain, at the funds’ expense, such independent counsel or other advisers as it deems necessary. The committee will consider Independent Trustee candidates to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds’ complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee.

The Compliance Committee is composed of Messrs. Wiley (Chair), Bostick, and Munoz, and Mses. Fuller, Kampling, and Peetz. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a CCO of the funds. The committee serves as the primary point of contact between the CCO and the Board, oversees the annual performance review and compensation of the CCO, and makes recommendations to the Board with respect to the removal of the appointed CCO, as appropriate. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds’ compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports.

The Research Committee is composed of all of the Independent Trustees, with Mr. Bostick currently serving as Chair. The Committee’s purpose is to assess the quality of the investment research available to FMR’s investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR’s internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR’s research function.

Appendix F sets forth the number of Board meetings held during each fund’s last fiscal year for the fund’s holding a vote on Proposal 1.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

The firm of PricewaterhouseCoopers LLP (PwC) or Deloitte & Touche LLP (Deloitte), the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, Deloitte Entities), has been selected as the independent registered public accounting firm for the funds holding a vote on Proposal 1, as indicated in Appendix A. PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, have confirmed to the Audit Committee of the trust, as applicable, that they are the independent registered public accounting firms with respect to the funds.

The independent registered public accounting firms audit annual financial statements for the funds and provide other audit-related, non-audit, and tax-related services to the funds. Representatives of PwC and Deloitte Entities are not expected to be present at the Meeting, but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to FMR and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds (Fund Service Providers) that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the

Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) are reported to the Audit Committee on a periodic basis.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Fees and Services

Appendix G presents fees billed by PwC and Deloitte Entities in each of the last two fiscal years for services rendered to the funds holding a special meeting of shareholders to vote on Proposal 1.

Appendix H presents fees billed by PwC and Deloitte Entities that were required to be approved by each trust’s Audit Committee for services that relate directly to the operations and financial reporting of the funds and that are rendered on behalf of Fund Service Providers.

Appendix I presents the aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the funds and any Fund Service Provider for each of the last two fiscal years of the funds holding a special meeting of shareholders to vote on Proposal 1.

There were no non-audit services approved or required to be approved by each trust’s Audit Committee pursuant to the de minimis exception during the funds’ last two fiscal years relating to services provided to (i) the funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the funds.

TRUSTEES, ADVISORY BOARD MEMBERS, AND

OFFICERS OF THE FUND

The officers of the fund include: Heather Bonner, Craig S. Brown, John J. Burke III, Margaret Carey, William C. Coffey, Timothy M. Cohen, Jonathan Davis, Laura M. Del Prato, Colm A. Hogan, Pamela R. Holding, Chris Maher, Jason P. Pogorelec, Brett Segaloff, Stacie M. Smith, and Jim Wegmann. Additional information about Mr. Chiel and the officers of the fund can be found in the following table.

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is General Counsel (2012-present) and Head of Legal, Risk and Compliance (2022-present). Mr. Chiel serves as Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present) and Director and President for OH Company LLC (holding company, 2018-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

*	Determined to be an “Interested Trustee” by virtue of, among other things, his affiliation with the trust or various entities under common control with FMR.
+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

The officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Information about Mr. Advani and Ms. Peetz, each a nominee, is included in Proposal 1. Correspondence intended for each officer and Advisory Board Member may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Heather Bonner (1977)

Year of Election or Appointment: 2023

Assistant Treasurer

Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).

Craig S. Brown (1977)

Year of Election or Appointment: 2022

Deputy Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Margaret Carey (1973)

Year of Election or Appointment: 2023

Secretary and Chief Legal Officer (CLO)

Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

The Board of Trustees recommends that shareholders vote FOR Proposal 1.

PROPOSAL 2

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY LATIN AMERICA FUND AND FIDELITY EMERGING MARKETS FUND

SYNOPSIS

The following is a summary of certain information contained elsewhere in the description of this Proposal 2 in this Proxy Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of Fidelity Latin America Fund and Fidelity Emerging Markets Fund (for purposes of Proposal 2, each, a fund, and collectively, the funds), which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Fidelity Emerging Markets Fund carefully for more complete information.

What proposal am I being asked to vote on?

As more fully described in the “Proposed Transaction” below, shareholders of Fidelity Latin America Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Latin America Fund by Fidelity Emerging Markets Fund.

Shareholders of record as of the close of business on May 20, 2024 will be entitled to vote at the Meeting.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Fidelity Latin America Fund will become a shareholder of Fidelity Emerging Markets Fund instead. Fidelity Latin America Fund will transfer all of its assets to Fidelity Emerging Markets Fund in exchange solely for shares of beneficial interest of Fidelity Emerging Markets Fund and the assumption by Fidelity Emerging Markets Fund of Fidelity Latin America Fund’s liabilities in complete liquidation of the fund. Each shareholder of Fidelity Latin America Fund will receive shares of the corresponding class of Fidelity Emerging Markets Fund. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

For more information, please refer to the section entitled “The Proposed Transaction—Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the proposal?

Yes. The fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

What are the reasons for the proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:

●

Fidelity Latin America Fund shareholders will be able to pursue a similar investment objective and somewhat similar investment strategies in a more diversified, larger, higher-rated fund with better long-term performance and lower expenses.

●	Fidelity Latin America Fund shareholders will gain exposure to a broader investment mandate.
●

The funds have the same management fee schedules, but Fidelity Latin America Fund shareholders will benefit from Fidelity Emerging Markets Fund’s lower maximum management fee rates for each class. Each class’s management fee rate is expected to decrease by approximately 1 to 4 basis points, depending on the class.

●	Fidelity Latin America Fund shareholders are expected to benefit from an expense reduction ranging from approximately 8 to 11 basis points, depending on the class.
●	The Agreement contains provisions designed to protect shareholders from dilution.
●	The Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

For more information, please refer to the section entitled “The Proposed Transaction – Reasons for the Reorganization.”

How will you determine the number of shares of Fidelity Emerging Markets Fund that I will receive?

Although the number of shares you own will mostly likely change, the total value of your holdings will not change as a result of the Reorganization.

As provided in the Agreement, Fidelity Latin America Fund will distribute shares of Fidelity Emerging Markets Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of Fidelity Emerging Markets Fund equal in value to the net asset value of shares of Fidelity Latin America Fund held by such shareholder on the Closing Date.

For more information, please refer to the section entitled “The Proposed Transaction—Agreement and Plan of Reorganization.”

What class of shares of Fidelity Emerging Markets Fund will I receive?

Holders of Fidelity Latin America Fund (Retail Class), Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Latin America Fund will receive, respectively, Fidelity Emerging Markets Fund (Retail Class), Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Emerging Markets Fund.

Is the Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes either to Fidelity Latin America Fund or Fidelity Emerging Markets Fund or to the shareholders of either fund, except that Fidelity Latin America Fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting. In addition, any portfolio adjustments to the funds may result in net realized gains which may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of the Reorganization.

For more information, please refer to the section entitled “The Proposed Transaction—Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

Although the funds have similar investment objectives and somewhat similar principal investment strategies, there are some differences of which you should be aware. The following compares the investment objectives and principal investment strategies of Fidelity Latin America Fund and Fidelity Emerging Markets Fund:

Fidelity Latin America Fund	Fidelity Emerging Markets Fund
Investment Objective (subject to change only by shareholder approval)	Investment Objective (non-fundamental and may be changed without shareholder approval.)

Fidelity® Latin America Fund seeks long-term growth of capital.	Fidelity Emerging Markets Fund seeks capital appreciation.

Principal Investment Strategies	Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes Argentina, Brazil, Chile, Colombia, Ecuador, Mexico, Peru, Panama, and Venezuela.	The Adviser normally invests at least 80% of the fund’s assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.

The Adviser normally invests the fund’s assets primarily in common stocks.	Same principal strategy.

The Adviser normally allocates the fund’s investments across different Latin American countries.	The Adviser normally allocates the fund’s investments across different emerging markets countries.

The Adviser may invest up to 35% of the fund’s total assets in any industry that accounts for more than 20% of the Latin American market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the market, currently the MSCI EM (Emerging Markets) Latin America Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.	No corresponding principal investment strategy.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund’s assets in relatively few companies and up to 25% in a single issuer.	No corresponding principal investment strategy.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

Although the funds have similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Fidelity Latin America Fund and Fidelity Emerging Markets Fund:

Fidelity Latin America Fund	Fidelity Emerging Markets Fund
Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

Fidelity Latin America Fund seeks long-term growth of capital.	No corresponding policy or limitation.

No corresponding policy or limitation.	The fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund’s total assets would be invested in any industry that accounts for more than 20% of the Latin American market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Latin American market.	The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in companies whose principal business activities are in the same industry.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund’s total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund’s taxable year.

Fidelity Emerging Markets Fund intends to comply both with the Subchapter M diversification requirements and with the diversification requirements described in the fundamental investment limitations disclosure above.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectus, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, which is incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Fidelity Emerging Markets Fund.

How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Fidelity Latin America Fund and Fidelity Emerging Markets Fund:

Management of the Funds

The introductory section to this Proxy Statement provides the principal business address of FMR, each fund’s investment adviser and administrator and FIL Investment Advisors (FIA), a sub-adviser to the funds.

As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2023, FMR had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.

FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of December 31, 2022, FIA had approximately $9.0 billion in discretionary assets under management.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan; and FIL Investment Advisors (UK) Limited (FIA(UK)), at Beech Gate, Millfield Lane, Lower Kingswood, Tadworth, Surrey, KT20 6RP, United Kingdom are also sub-advisers to the funds.

FMR and each of the sub-advisers are expected to continue serving as manager or sub-adviser of the combined fund after the Reorganization.

Will Pruett is Portfolio Manager of Fidelity Latin America Fund, which he has managed since 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and portfolio manager.

John Dance is Portfolio Manager of Fidelity Emerging Markets Fund, which he has managed since 2019. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

John Dance, who is currently the Portfolio Manager of Fidelity Emerging Markets Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contract(s)” section of each fund’s Statements of Additional Information, which are incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Each class of each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The management fees paid by each class of the funds is outlined in the table below:

The annual management fee rate for each class of shares of each fund is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fidelity Latin America Fund
Retail	0.88%
Class A	0.88%
Class M	0.88%
Class C	0.88%
Class I	0.88%
Class Z	0.72%

Fidelity Emerging Markets Fund
Retail	0.84%
Class A	0.86%
Class M	0.86%
Class C	0.86%
Class I	0.85%
Class Z	0.71%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each Fund is available in the fund’s annual report for the fiscal period ended October 31, 2023 and will be included in each fund’s semi-annual report for the fiscal period ending April 30, 2024, when available.

If the Reorganization is approved, the combined fund will retain Fidelity Emerging Markets Fund’s management fee structure.

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contracts” sections of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.

Expense Arrangements

For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, which are incorporated herein by reference, and to “Annual Fund and Class Operating Expenses” below.

If the proposed Reorganization is not approved, Fidelity Latin America Fund will maintain its current expense structure until its liquidation, as discussed in greater detail below.

Distribution of Fund Shares

Fidelity Latin America Fund (Retail Class) and Fidelity Emerging Markets Fund (Retail Class) have each adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund’s Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to FMR under the fund’s management contract.

Class A, Class M, Class C, and Class I of Fidelity Latin America Fund and Fidelity Emerging Markets Fund have each adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.15% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to each Class A plan, Class A of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

Class M of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of each fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class M’s average net assets when the Trustees believe that it is in the best interests of Class M shareholders to do so.

In addition, pursuant to each Class M plan, Class M of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

Class I and Class Z of each fund have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class I.

The Distribution and Service Plans for the combined fund will remain unchanged.

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of Fidelity Latin America Fund and Fidelity Emerging Markets Fund for the 12 months ended October 31, 2023 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Sales charges, if applicable, are paid directly to FDC, each fund’s distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

As shown below, the Reorganization is expected to result in lower total annual operating expenses for shareholders of Fidelity Latin America Fund.

Retail Class

Shareholder Fees (paid directly from your investment)

	Fidelity Latin America Fund	Fidelity Emerging Markets Fund	Fidelity Emerging Markets Fund Pro Forma Combined
Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity Latin America Fund	Fidelity Emerging Markets Fund	Fidelity Emerging Markets Fund Pro Forma Combined
Management fee	0.88%A,B	0.84%A,B	0.84%A,B
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.10%B	0.03%B	0.03%B

Total annual operating expenses	0.98%	0.87%	0.87%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Fidelity Latin America Fund and 0.19% for Fidelity Emerging Markets Fund was previously charged under the services agreements.

B Adjusted to reflect current fees.

Classes A, M, C, I, and Z

Shareholder Fees (paid directly from your investment)

Fidelity Latin America Fund

	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	1.00%B	None	None

A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Fidelity Emerging Markets Fund

	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	1.00%B	None	None

A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Fidelity Emerging Markets Fund Pro Forma Combined

	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	1.00%B	None	None

A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Fidelity Latin America Fund

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.88%A,B	0.88%A,B	0.88%A,B	0.88%A,B	0.72%A,B
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.10%B	0.10%B	0.09%B	0.10%B	0.10%B

Total annual operating expenses	1.23%	1.48%	1.97%	0.98%	0.82%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.25% for Class M, 0.25% for Class C, 0.25% for Class I, and 0.09% for Class Z was previously charged under the services agreements.

B Adjusted to reflect current fees.

Fidelity Emerging Markets Fund

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.86%A,B	0.86%A,B	0.86%A,B	0.85%A,B	0.71%A,B
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.03%B	0.03%B	0.03%B	0.03%B	0.03%B

Total annual operating expenses	1.14%	1.39%	1.89%	0.88%	0.74%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A, 0.22% for Class M, 0.22% for Class C, 0.21% for Class I, and 0.06% for Class Z, was previously charged under the services agreements.

B Adjusted to reflect current fees.

Fidelity Emerging Markets Pro Forma Combined

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.86%A,B	0.86%A,B	0.86%A,B	0.85%A,B	0.71%A,B
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.03%B	0.03%B	0.03%B	0.03%B	0.03%B

Total annual operating expenses	1.14%	1.39%	1.89%	0.88%	0.74%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A, 0.22% for Class M, 0.22% for Class C, 0.21% for Class I, and 0.06% for Class Z, was previously charged under the services agreements.

B Adjusted to reflect current fees.

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

Retail Class

	Fidelity Latin America Fund	Fidelity Emerging Markets Fund	Fidelity Emerging Markets Fund Pro Forma Combined
1 year	$100	$89	$89
3 years	$312	$278	$278
5 years	$542	$482	$482
10 years	$1,201	$1,073	$1,073

Classes A, M, C, I, and Z

Fidelity Latin America Fund

	Class A		Class M		Class C		Class I		Class Z

	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$693	$693	$495	$495	$300	$200	$100	$100	$84	$84
3 Year	$943	$943	$802	$802	$618	$618	$312	$312	$262	$262
5 Year	$1,212	$1,212	$1,130	$1,130	$1,062	$1,062	$542	$542	$455	$455
10 Year	$1,978	$1,978	$2,057	$2,057	$2,296	$2,296	$1,201	$1,201	$1,014	$1,014

Fidelity Emerging Markets Fund

	Class A		Class M		Class C		Class I		Class Z

	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$685	$685	$487	$487	$292	$192	$90	$90	$76	$76
3 Year	$916	$916	$775	$775	$594	$594	$281	$281	$237	$237
5 Year	$1,167	$1,167	$1,084	$1,084	$1,021	$1,021	$488	$488	$411	$411
10 Year	$1,881	$1,881	$1,960	$1,960	$2,212	$2,212	$1,084	$1,084	$918	$918

Fidelity Emerging Markets Fund Pro Forma Combined

	Class A		Class M		Class C		Class I		Class Z

	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All
1 Year	$685	$685	$487	$487	$292	$192	$90	$90	$76	$76
3 Year	$916	$916	$775	$775	$594	$594	$281	$281	$237	$237
5 Year	$1,167	$1,167	$1,084	$1,084	$1,021	$1,021	$488	$488	$411	$411
10 Year	$1,881	$1,881	$1,960	$1,960	$2,212	$2,212	$1,084	$1,084	$918	$918

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

Except as discussed below, the procedures for purchasing and redeeming shares of the funds are the same.

In connection with seeking shareholder approval of the Agreement, effective after the close of business on March 22, 2024, new positions in Fidelity Latin America Fund may no longer be opened. Shareholders of Fidelity Latin America Fund on that date may continue to add to their fund positions existing on that date. Shareholders of Fidelity Latin America Fund may redeem shares of the fund through the Closing Date of the Reorganization.

Aside from the closing of Fidelity Latin America Fund, the procedures for purchasing and redeeming shares of the funds are the same. If the Reorganization is approved, the procedures for purchasing and redeeming shares of each of the corresponding classes of the combined fund will remain unchanged.

If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Latin America Fund. Prior to such liquidation the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. In this event, effective after the close of business on July 16, 2024, Fidelity Latin America Fund will no longer permit new positions in the fund to be opened. Existing shareholders will be permitted to continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation on or about September 13, 2024.

For information about the procedures for purchasing and redeeming the funds’ shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling, and Exchanging Information” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.

Do the funds’ exchange privileges differ?

No. The exchange privileges currently offered by each of the corresponding classes of the funds are the same. If the Reorganization is approved, the exchange privilege offered by the combined fund will remain unchanged.

For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.

Do the funds’ dividend and distribution policies differ?

No. The funds’ dividend and distribution policies are the same. If the Reorganization is approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, Fidelity Latin America Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain (if any).

For information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

FMR will bear a portion of the one-time administrative costs associated with the Reorganization. Any transaction costs associated with portfolio adjustments to Fidelity Latin America Fund and Fidelity Emerging Markets Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Latin America Fund and Fidelity Emerging Markets Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Latin America Fund and Fidelity Emerging Markets Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Emerging Markets Fund occur after the Closing Date will be borne by Fidelity Emerging Markets Fund.

For more information, please refer to the section entitled “Voting Information—Solicitation of Proxies – Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular country or group of countries, the fund’s performance is expected to be closely tied to economic and political conditions within that country or group of countries and to be more volatile than the performance of more geographically diversified funds. In addition, because Fidelity Latin America Fund may invest a significant percentage of assets in a single issuer, the fund’s performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have similar investment objectives and somewhat similar strategies as described above, the funds are subject to substantially similar investment risks. Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in each of the funds?

Each fund is subject to the following principal risks:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.

Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign exchange rates also can be extremely volatile.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

What additional risks are associated with an investment in Fidelity Latin America Fund?

Fidelity Latin America Fund is subject to the following principal risk, which is not a principal risk generally associated with an investment in Fidelity Emerging Markets Fund.

Geographic Concentration in Latin America. Because the fund concentrates its investments in Latin America, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds.

What additional risks are associated with an investment in Fidelity Emerging Markets Fund?

Fidelity Emerging Markets Fund is subject to the following principal risk, which is not a principal risk generally associated with an investment in Fidelity Latin America Fund.

Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds compare in terms of their performance?

The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of each fund’s shares from year to year and compares the performance of each fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the funds’ Prospectuses. Past performance (before and after taxes, if applicable) is not an indication of future performance.

Fidelity Latin America Fund – Retail Class

During the periods shown in the chart for the fund	Returns	Quarter ended
Highest Quarter Return	26.86%	December 31, 2020
Lowest Quarter Return	-49.27%	March 31, 2020
Year-to-Date Return	-2.51%	March 31, 2024

Fidelity Latin America Fund – Class A

During the periods shown in the chart for the fund	Returns	Quarter ended
Highest Quarter Return	26.79%	December 31, 2020
Lowest Quarter Return	-49.32%	March 31, 2020
Year-to-Date Return	-2.60%	March 31, 2024

Fidelity Emerging Markets Fund – Retail Class

During the periods shown in the chart for the fund	Returns	Quarter ended
Highest Quarter Return	23.85%	June 30, 2020
Lowest Quarter Return	-19.16%	March 31, 2020
Year-to-Date Return	5.20%	March 31, 2024

Fidelity Emerging Markets Fund – Class A

During the periods shown in the chart for the fund	Returns	Quarter ended
Highest Quarter Return	8.88%	December 31, 2022
Lowest Quarter Return	-13.80%	March 31, 2022
Year-to-Date Return	5.13%	March 31, 2024

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Fidelity Latin America Fund

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years/Life of Class
Retail Class
Return Before Taxes	23.95%	3.43%	-0.28%
Return After Taxes on Distributions	22.15%	2.24%	-1.30%
Return After Taxes on Distributions and Sale of Fund Shares	14.44%	2.27%	-0.46%
Class A	16.48%	1.93%	-1.15%
Class M	18.94%	2.14%	-1.18%
Class C	21.68%	2.37%	-1.16%
Class I	23.92%	3.48%	-0.23%
Class Z	24.22%	3.64%	-0.14%A
MSCI EM (Emerging Markets) Latin America Index
(reflects no deduction for fees or expenses)	33.13%	6.33%	2.32%

A From October 2, 2018.

Fidelity Emerging Markets Fund

For the periods ended December 31, 2023	Past 1 year	Past 5 years/life of class	Past 10 years
Retail Class
Return Before Taxes	15.16%	8.44%	5.53%
Return After Taxes on Distributions	15.02%	8.02%	5.31%
Return After Taxes on Distributions and Sale of Fund Shares	9.36%	6.84%	4.56%
Class A	8.22%	6.99%A	-
Class M	10.52%	7.34%A	-
Class C	12.96%	7.82%A	-
Class I	15.15%	8.44%A	-
Class Z	15.30%	8.51%A	-
MSCI Emerging Markets Index	9.86%	3.71%	2.70%
(reflects no deduction for fees or expenses)

AFrom May 11, 2021.

THE PROPOSED TRANSACTION

AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY LATIN AMERICA FUND AND FIDELITY EMERGING MARKETS FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 2 to this Proxy Statement.

The Agreement contemplates (a) Fidelity Emerging Markets Fund acquiring as of the Closing Date all of the assets of Fidelity Latin America Fund in exchange solely for shares of Fidelity Emerging Markets Fund and the assumption by Fidelity Emerging Markets Fund of Fidelity Latin America Fund’s liabilities; and (b) the distribution of shares of Fidelity Emerging Markets Fund to the shareholders of Fidelity Latin America Fund as provided for in the Agreement.

The value of Fidelity Latin America Fund’s assets to be acquired by Fidelity Emerging Markets Fund and the amount of its liabilities to be assumed by Fidelity Emerging Markets Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Emerging Markets Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Emerging Markets Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information (Valuation Procedures).

As of the Closing Date, Fidelity Emerging Markets Fund will deliver to Fidelity Latin America Fund, and Fidelity Latin America Fund will distribute to its shareholders of record, shares of Fidelity Emerging Markets Fund so that each Fidelity Latin America Fund shareholder will receive the number of full and fractional shares of Fidelity Emerging Markets Fund equal in value to the aggregate net asset value of shares of Fidelity Latin America Fund held by such shareholder on the Closing Date; Fidelity Latin America Fund will be liquidated as soon as practicable thereafter. Each Fidelity Latin America Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity Emerging Markets Fund due that shareholder. The net asset value per share of Fidelity Emerging Markets Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity Emerging Markets Fund in a name other than that of the registered holder of the shares on the books of Fidelity Latin America Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Latin America Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Latin America Fund is liquidated.

FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.

If shareholders approve the Reorganization, FMR will sell a portion of the securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity Latin America Fund and Fidelity Emerging Markets Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Latin America Fund and Fidelity Emerging Markets Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Latin America Fund and Fidelity Emerging Markets Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Emerging Markets Fund that occur after the Closing Date will be borne by Fidelity Emerging Markets Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Latin America Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1)	the compatibility of the investment objectives, strategies, and policies of the funds;

(2)	the historical performance of the funds;

(3)	the fees and expenses and the relative expense ratios of the funds;

(4)	the potential benefit of the Reorganization to shareholders of the funds;

(5)	the costs to be incurred by each fund as a result of the Reorganization;

(6)	the tax consequences of the Reorganization;

(7)	the relative size of the funds; and

(8)	the potential benefit of the Reorganization to FMR and its affiliates.

In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Fidelity Latin America Fund shareholders to pursue a similar investment objective in a more diversified, larger, higher-rated fund with better long-term performance and lower expenses. The Board also considered that the funds have the same management fee schedules, but Fidelity Latin America Fund shareholders will benefit from Fidelity Emerging Markets Fund’s lower maximum management fee rates for each class and that each class’s management fee rate is expected to decrease by approximately 1 to 4 basis points, depending on the class. The Board also considered that Fidelity Latin America Fund shareholders are expected to benefit from an expense reduction ranging from approximately 8 to 11 basis points, depending on the class.

The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of the Fidelity Latin America Fund (Retail Class), Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Latin America Fund will receive, respectively, Fidelity Emerging Markets Fund (Retail Class), Class A, Class M, Class C, Class I, and Class Z shares of Fidelity Emerging Markets Fund.

Fidelity Emerging Markets Fund is a series of Fidelity Investment Trust. The Trustees of Fidelity Investment Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Emerging Markets Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Emerging Markets Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Emerging Markets Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Emerging Markets Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust—Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees.

Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust—Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Emerging Markets Fund’s Statements of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Emerging Markets Fund’s Prospectuses, which are incorporated herein by reference.

Federal Income Tax Considerations

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Latin America Fund shareholders that have their Fidelity Latin America Fund shares exchanged for Fidelity Emerging Markets Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.

The exchange of Fidelity Latin America Fund’s assets for Fidelity Emerging Markets Fund’s shares and the assumption of the liabilities of Fidelity Latin America Fund by Fidelity Emerging Markets Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Latin America Fund and Fidelity Emerging Markets Fund, substantially to the effect that:

(i) The acquisition by Fidelity Emerging Markets Fund of substantially all of the assets of Fidelity Latin America Fund in exchange solely for Fidelity Emerging Markets Fund shares and the assumption by Fidelity Emerging Markets Fund of all liabilities of Fidelity Latin America Fund followed by the distribution of Fidelity Emerging Markets Fund shares to the Fidelity Latin America Fund shareholders in exchange for their Fidelity Latin America Fund shares in complete liquidation and termination of Fidelity Latin America Fund will constitute a tax-free reorganization under Section 368(a) of the Code;

(ii) Fidelity Latin America Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Emerging Markets Fund in exchange solely for Fidelity Emerging Markets Fund shares and the assumption by Fidelity Emerging Markets Fund of all liabilities of Fidelity Latin America Fund, except that Fidelity Latin America Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Fidelity Latin America Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Emerging Markets Fund shares received by Fidelity Latin America Fund in the Reorganization;

(iv) Fidelity Emerging Markets Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Latin America Fund in exchange solely for Fidelity Emerging Markets Fund shares and the assumption of all liabilities of Fidelity Latin America Fund;

(v) The adjusted basis to Fidelity Emerging Markets Fund of the assets of Fidelity Latin America Fund received by Fidelity Emerging Markets Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Latin America Fund immediately before the exchange;

(vi) Fidelity Emerging Markets Fund’s holding periods with respect to the assets of Fidelity Latin America Fund that Fidelity Emerging Markets Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Latin America Fund (except where investment activities of Fidelity Emerging Markets Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Fidelity Latin America Fund shareholders will recognize no gain or loss upon receiving Fidelity Emerging Markets Fund shares in exchange solely for Fidelity Latin America Fund shares;

(viii) The aggregate basis of the Fidelity Emerging Markets Fund shares received by a Fidelity Latin America Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Latin America Fund shares surrendered by the Fidelity Latin America Fund shareholder in exchange therefor; and

(ix) A Fidelity Latin America Fund shareholder’s holding period for the Fidelity Emerging Markets Fund shares received by the Fidelity Latin America Fund shareholder in the Reorganization will include the holding period during which the Fidelity Latin America Fund shareholder held Fidelity Latin America Fund shares surrendered in exchange therefor, provided that the Fidelity Latin America Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Latin America Fund would recognize gain or loss on the transfer of its assets to Fidelity Emerging Markets Fund, and each Fidelity Latin America Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Latin America Fund shares and the fair market value of the Fidelity Emerging Markets Fund shares it received.

The Reorganization is expected to end the tax year of Fidelity Latin America Fund, which could accelerate distributions to shareholders from Fidelity Latin America Fund for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Latin America Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositing to the Reorganization). Any of the foregoing distributions, may be taxable.

The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards) and net unrealized gains/losses as of January 31, 2024. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, Fidelity Latin America Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity Emerging Markets Fund in the Reorganization and, based on the data shown below, Fidelity Emerging Markets Fund could have larger net unrealized gains and smaller net realized losses (in each case as a percentage of assets) than Fidelity Latin America. The Reorganization could also trigger tax rules that would impose an annual limit on Fidelity Emerging Markets Fund’s ability to use Fidelity Latin America Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization. As a result of the foregoing, Fidelity Latin America Fund shareholders could end up receiving capital gain distributions sooner and/or in larger amounts than they would if Fidelity Latin America Fund continued as a standalone fund.

Tax Position as of January 31, 2024 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses) (Including Capital Loss Carryforwards)	Net Unrealized Gains/ (Losses)
Fidelity Latin America Fund	October 31	$272.0	$(79.6)	$18.3
Fidelity Emerging Markets Fund	October 31	$7,787.5	$(773.4)	$1,593.7

Shareholders of Fidelity Latin America Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local and foreign tax consequences, if any, of the Reorganization.

Forms of Organization

Fidelity Latin America Fund is a non-diversified series of Fidelity Investment Trust, an open-end management investment company organized as a Massachusetts business trust on April 20, 1984. Fidelity Emerging Markets Fund is a diversified series of Fidelity Investment Trust. Fidelity Investment Trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of a Massachusetts business trust and governed by the same Amended and Restated Declaration of Trust, the rights of the security holders of Fidelity Latin America Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Fidelity Emerging Markets Fund Following the Reorganization

FMR does not expect Fidelity Emerging Markets Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Emerging Markets Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Emerging Markets Fund in their current capacities. John Dance, who is currently the Portfolio Manager of Fidelity Emerging Markets Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Fidelity Latin America Fund and Fidelity Emerging Markets Fund as of October 31, 2023, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. The following table also shows the capitalization on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization and the Non-Contingent Reorganizations. As of October 31, 2023, the net assets of Fidelity Latin America Fund were $240,262,076, or 3.5% of Fidelity Emerging Markets Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity Latin America Fund
Retail Class	$217,335,730	$17.87	12,162,674
Class A	$12,309,038	$17.89	688,223
Class M	$2,606,412	$17.91	145,529
Class C	$1,134,076	$18.04	62,865
Class I	$6,213,156	$17.85	348,052
Class Z	$663,664	$17.92	37,030
Fidelity Emerging Markets Fund
Retail Class	$3,985,433,297	$31.97	124,665,297

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Class A	$15,288,422	$31.80	480,762
Class M	$3,069,981	$31.80	96,535
Class C	$1,767,549	$31.54	56,043
Class I	$114,991,934	$31.89	3,606,015
Class Z	$1,611,575,447	$31.96	50,418,561
Pro Forma Combined Fund
Retail Class	$4,202,769,027	$31.97	131,463,412
Class A	$27,597,460	$31.80	867,839
Class M	$5,676,393	$31.80	178,498
Class C	$2,901,625	$31.54	92,000
Class I	$121,205,090	$31.89	3,800,846
Class Z	$1,612,239,111	$31.96	50,439,326

Fidelity Latin America Fund’s estimated one-time Reorganization costs is approximately $183,000.

The table above assumes that the Reorganization occurred on [ ], 2024. The table is for informational purposes only. No assurance can be given as to how many Fidelity Emerging Markets Fund shares will be received by shareholders of Fidelity Latin America Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Emerging Markets Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of Fidelity Investment Trust at a meeting held on March 6, 2024. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Latin America Fund and Fidelity Emerging Markets Fund and that the interests of existing shareholders of Fidelity Latin America Fund and Fidelity Emerging Markets Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Latin America Fund and the fund would liquidate on or about September 13, 2024.

The Board of Trustees of Fidelity Latin America Fund unanimously recommends that shareholders vote IN FAVOR of the Reorganization by approving the Agreement.

FINANCIAL HIGHLIGHTS AND OTHER INFORMATION ABOUT THE FUNDS

Fidelity Emerging Markets Fund’s financial highlights for the fiscal year ended October 31, 2023 (audited), are shown in the table below:

Fidelity® Emerging Markets Fund

Years ended October 31,	2023	2022	2021	2020	2019

Selected Per-Share Data
Net asset value, beginning of period	$27.87	$47.56	$40.26	$33.03	$26.66

Income from Investment Operations

Net investment income (loss) A,B	.36 C	.28 D	.12	.15	.61 E

Net realized and unrealized gain (loss)	3.98	(17.35)	7.81	7.68	5.98

Total from investment operations	4.34	(17.07)	7.93	7.83	6.59

Distributions from net investment income	(.24)	(.46)	(.09)	(.60)	(.22)

Distributions from net realized gain	-	(2.16)	(.54)	-	-

Total distributions	(.24)	(2.62)	(.63)	(.60)	(.22)

Net asset value, end of period	$31.97	$27.87	$47.56	$40.26	$33.03

Total Return F	15.56%	(37.83)%	19.83%	24.09%	24.91%

Ratios to Average Net Assets B,G,H

Expenses before reductions	.90%	.90%	.88%	.92%	.94%

Expenses net of fee waivers, if any	.90%	.90%	.88%	.92%	.94%

Expenses net of all reductions	.90%	.90%	.88%	.91%	.92%

Net investment income (loss)	1.07% C	.76% D	.26%	.43%	2.02% E

Supplemental Data

Net assets, end of period (000 omitted)	$3,985,433	$3,330,900	$5,016,159	$4,526,531	$3,104,887

Portfolio turnover rate I	23%	34%	38% J	34%	85% K

A	Calculated based on average shares outstanding during the period.

B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .74%.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J	The portfolio turnover rate does not include the assets acquired in the merger.

K	Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Emerging Markets Fund Class A

Years ended October 31,	2023	2022	2021 A

Selected Per-Share Data

Net asset value, beginning of period	$27.73	$47.48	$46.83

Income from Investment Operations

Net investment income (loss) B,C	.26 D	.16 E	(.04)

Net realized and unrealized gain (loss)	3.95	(17.27)	.69

Total from investment operations	4.21	(17.11)	.65

Distributions from net investment income	(.14)	(.48)	-

Distributions from net realized gain	-	(2.16)	-

Total distributions	(.14)	(2.64)	-

Net asset value, end of period	$31.80	$27.73	$47.48

Total Return F,G,H	15.18%	(38.00)%	1.39%

Ratios to Average Net Assets C,I,J

Expenses before reductions	1.20%	1.21%	1.25% K

Expenses net of fee waivers, if any	1.20%	1.21%	1.25% K

Expenses net of all reductions	1.20%	1.21%	1.25% K

Net investment income (loss)	.77% D	.45% E	(.17)% K

Supplemental Data

Net assets, end of period (000 omitted)	$15,288	$10,046	$6,248

Portfolio turnover rate L	23%	34%	38% K,M

A	For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

B	Calculated based on average shares outstanding during the period.

C

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

F	Total returns for periods of less than one year are not annualized.

G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H	Total returns do not include the effect of the sales charges.

I

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K	Annualized.

L	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M	The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Emerging Markets Fund Class M

Years ended October 31,	2023	2022	2021 A

Selected Per-Share Data

Net asset value, beginning of period	$27.71	$47.42	$46.83

Income from Investment Operations

Net investment income (loss) B,C	.17 D	.05 E	(.09)

Net realized and unrealized gain (loss)	3.96	(17.29)	.68

Total from investment operations	4.13	(17.24)	.59

Distributions from net investment income	(.04)	(.32)	-

Distributions from net realized gain	-	(2.16)	-

Total distributions	(.04)	(2.47) F	-

Net asset value, end of period	$31.80	$27.71	$47.42

Total Return G,H,I	14.90%	(38.20)%	1.26%

Ratios to Average Net Assets C,J,K

Expenses before reductions	1.48%	1.51%	1.52% L

Expenses net of fee waivers, if any	1.47%	1.50%	1.51% L

Expenses net of all reductions	1.47%	1.50%	1.51% L

Net investment income (loss)	.50% D	.15% E	(.39)% L

Supplemental Data

Net assets, end of period (000 omitted)	$3,070	$1,392	$2,234

Portfolio turnover rate M	23%	34%	38% L,N

A	For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

B	Calculated based on average shares outstanding during the period.

C

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.

E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.08)%.

F	Total distributions per share do not sum due to rounding.

G	Total returns for periods of less than one year are not annualized.

H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I	Total returns do not include the effect of the sales charges.

J

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L	Annualized.

M	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N	The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Emerging Markets Fund Class C

Years ended October 31,	2023	2022	2021 A

Selected Per-Share Data

Net asset value, beginning of period	$27.59	$47.31	$46.83

Income from Investment Operations

Net investment income (loss) B,C	- D,E	(.12) F	(.19)

Net realized and unrealized gain (loss)	3.95	(17.26)	.67

Total from investment operations	3.95	(17.38)	.48

Distributions from net investment income	-	(.18)	-

Distributions from net realized gain	-	(2.16)	-

Total distributions	-	(2.34)	-

Net asset value, end of period	$31.54	$27.59	$47.31

Total Return G,H,I	14.32%	(38.50)%	1.02%

Ratios to Average Net Assets C,J,K

Expenses before reductions	1.98%	2.00%	2.01% L

Expenses net of fee waivers, if any	1.98%	2.00%	2.01% L

Expenses net of all reductions	1.97%	2.00%	2.01% L

Net investment income (loss)	(.01)% D	(.34)% F	(.86)% L

Supplemental Data

Net assets, end of period (000 omitted)	$1,768	$1,377	$1,587

Portfolio turnover rate M	23%	34%	38% L,N

A	For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

B	Calculated based on average shares outstanding during the period.

C

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.34)%.

E	Amount represents less than $.005 per share.

F

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.

G	Total returns for periods of less than one year are not annualized.

H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I	Total returns do not include the effect of the contingent deferred sales charge.

J

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L	Annualized.

M	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N	The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Emerging Markets Fund Class I

Years ended October 31,	2023	2022	2021 A

Selected Per-Share Data

Net asset value, beginning of period	$27.83	$47.55	$46.83

Income from Investment Operations

Net investment income (loss) B,C	.36 D	.26 E	.04

Net realized and unrealized gain (loss)	3.97	(17.29)	.68

Total from investment operations	4.33	(17.03)	.72

Distributions from net investment income	(.27)	(.53)	-

Distributions from net realized gain	-	(2.16)	-

Total distributions	(.27)	(2.69)	-

Net asset value, end of period	$31.89	$27.83	$47.55

Total Return F,G	15.54%	(37.81)%	1.54%

Ratios to Average Net Assets C,H,I

Expenses before reductions	.91%	.89%	.94% J

Expenses net of fee waivers, if any	.90%	.89%	.93% J

Expenses net of all reductions	.90%	.89%	.93% J

Net investment income (loss)	1.06% D	.76% E	.17% J

Supplemental Data

Net assets, end of period (000 omitted)	$114,992	$47,819	$25,824

Portfolio turnover rate K	23%	34%	38% J,L

A	For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

B	Calculated based on average shares outstanding during the period.

C

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .73%.

E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

F	Total returns for periods of less than one year are not annualized.

G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J	Annualized.

K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L	The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor® Emerging Markets Fund Class Z

Years ended October 31,	2023	2022	2021 A

Selected Per-Share Data

Net asset value, beginning of period	$27.87	$47.59	$46.83

Income from Investment Operations

Net investment income (loss) B,C	.40 D	.32 E	(.03)

Net realized and unrealized gain (loss)	3.97	(17.33)	.79

Total from investment operations	4.37	(17.01)	.76

Distributions from net investment income	(.28)	(.55)	-

Distributions from net realized gain	-	(2.16)	-

Total distributions	(.28)	(2.71)	-

Net asset value, end of period	$31.96	$27.87	$47.59

Total Return F,G	15.67%	(37.74)%	1.62%

Ratios to Average Net Assets C,H,I

Expenses before reductions	.77%	.77%	.78% J

Expenses net of fee waivers, if any	.76%	.77%	.78% J

Expenses net of all reductions	.76%	.77%	.78% J

Net investment income (loss)	1.20% D	.88% E	(.13)% J

Supplemental Data

Net assets, end of period (000 omitted)	$1,611,575	$1,306,539	$1,797,766

Portfolio turnover rate K	23%	34%	38% J,L

A	For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.

B	Calculated based on average shares outstanding during the period.

C

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.

E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

F	Total returns for periods of less than one year are not annualized.

G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J	Annualized.

K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L	The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Emerging Markets Fund’s financial highlights should be read in conjunction with the financial statements audited by PwC contained in the fund’s Annual Report to Shareholders and the unaudited financial statements contained in the fund’s Semiannual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.

Fidelity Latin America Fund’s financial highlights for the fiscal year ended October 31, 2023, which are included in the fund’s Prospectus and incorporated herein by reference, have been audited by PwC, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders.

The financial highlights audited by PwC have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

OTHER INFORMATION ABOUT THE FUNDS (ALL PROPOSALS)

Voting Information

Solicitation of Proxies; Expenses

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about May 20, 2024. Shareholders of other Fidelity funds are receiving a separate proxy statement in connection with Proposal 1. Appendix A contains a list of all funds that are holding a special meeting of shareholders to vote on Proposal 1. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, Computershare Limited (Computershare) may be paid on a per-call basis to solicit shareholders by telephone on behalf of the fund. The fund may also arrange to have votes recorded by telephone. Computershare may be paid on a per-call basis for vote-by-phone solicitations on behalf of the fund.

The approximate anticipated total cost of these services is detailed in Appendix J.

The fund will bear its applicable expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations. Unless otherwise indicated in Appendix A, (i) the expenses in connection with preparing the relevant Proxy Statement, its enclosures, and all solicitations [and (ii) the expenses associated with reimbursing brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares], will be borne by each fund that is holding a special meeting of shareholders to vote on Proposal 1.

The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated on a pro rata basis to each class of a fund based on the net assets of each class relative to the total net assets of the fund.

With respect to Proposal 2, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.

For each fund listed on Appendix A, for a free copy of the fund’s current Prospectus, Statement of Additional Information or annual and/or semiannual reports, call Fidelity at 1-800-544-8544 (Retail funds and/or classes), 1-800-FIDELITY (Fidelity ETFs), 1-877-208-0098 (Advisor funds and/or classes), or 1-800-835-5092 (K6 funds and/or Class K), visit Fidelity’s web sites at www.fidelity.com, institutional.fidelity.com, or www.401k.com (plan accounts), or write to Fidelity Distributors Company LLC at 100 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on May 20, 2024 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, or by attending the Meeting and voting in person.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum, as will broker non-votes. (Broker non-votes are shares for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

With respect to Proposal 1, one-third of the trust’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. With respect to Proposal 2, one-third of the Fidelity Latin America Fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve one or more of the proposed items are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST an item, in which case such shares will be voted AGAINST the proposed adjournment with respect to that item. A shareholder vote may be taken on one or more of the items in this Proxy Statement prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.

[FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR a proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.]

Share Ownership

As of [ ], 2024, shares of each class of each fund holding a special meeting of shareholders to vote on Proposal 1 issued and outstanding are indicated in Appendix K.

Substantial (5% or more) record and/or beneficial ownership of each fund and class holding a special meeting of shareholders to vote on Proposal 1, as applicable, is detailed in Appendix L. Other than disclosed in Appendix L, to the knowledge of the trust, no other shareholder owned of record or beneficially more than 5% of the outstanding shares of each fund and class, as applicable, on that date.

Required Vote

Approval of Proposal 1 requires the affirmative vote of a plurality of the shares of the applicable trust voted in person or by proxy at the Meeting. Approval of Proposal 2 requires the affirmative vote of a “majority of the outstanding voting securities” of the Fidelity Latin America Fund. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. With respect to Proposal 1, votes to ABSTAIN and broker non-votes will have no effect. With respect to Proposal 2, votes to ABSTAIN and broker non-votes will have the same effect as votes cast against the proposal.

SUBMISSION OF CERTAIN SHAREHOLDER PROPOSALS

The trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the fund, attention “Fund Shareholder Meetings,” 245 Summer Street, Mailzone V10A, Boston, Massachusetts 02210. Proposals must be received a reasonable time before the fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.

OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters (Proposal 2 Only)

Certain legal matters in connection with the issuance of Fidelity Emerging Markets Fund shares have been passed upon by Dechert LLP, counsel to Fidelity Investment Trust.

Experts (Proposal 2 Only)

The audited financial statements of Fidelity Latin America Fund and Fidelity Emerging Markets Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PwC, independent registered public accounting firm, whose reports thereon are included in the funds’ Annual Reports to Shareholders for the fiscal year ended October 31, 2023.

NOTICE TO BANKS, BROKER-DEALERS AND

VOTING TRUSTEES AND THEIR NOMINEES

Please advise the trust, in care of Fidelity Investments Institutional Operations Company, Inc., 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

EXHIBIT 1

EQUITY AND HIGH INCOME FUNDS

GOVERNANCE AND NOMINATING COMMITTEE CHARTER

A. Background

The investment companies managed or administered by Fidelity Management & Research Company or its affiliates (collectively, “Fidelity”) comprising the Equity and High Income Funds of the Fidelity Funds are referred to as the “Funds”; the Boards of Trustees of the Funds are referred to collectively as the “Board of Trustees” and the members are referred to as the “Trustees”; Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) of the Funds are referred to as the “Independent Trustees”; and other Trustees are referred to as the “Management Trustees.” The Board of Trustees, including at least a majority of the Independent Trustees, has adopted this Charter, which may from time to time be amended or supplemented by vote of the Board of Trustees, including at least a majority of the Independent Trustees, upon the recommendation of the Governance and Nominating Committee. The Governance and Nominating Committee is referred to herein as the “Committee.”

B. Purposes of the Committee

The purposes of the Committee are as follows:

(1) To identify individuals qualified to serve as Independent Trustees.

(2) To advise the Board of Trustees with respect to Board composition, procedures and committees.

(3) To oversee periodic self-assessments of the Board of Trustees and committees of the Board of Directors.

(4) To monitor corporate governance matters and make recommendations in respect thereof to the Board of Trustees.

(5) To act as the administrative committee with respect to Board of Trustees policies and procedures, committee policies and procedures and codes of ethics as they relate to Independent Directors.

(6) To review and make recommendations to the Board of Directors in respect of Independent Director compensation.

C. Composition of the Committee

All members of the Committee will be Independent Trustees. The members and the Chair of the Committee will be determined annually by vote of the Independent Trustees, upon the recommendation of the Committee. If a Vice Chair of the Independent Trustees has been designated, such Vice Chair will normally serve on the Committee. Advisory Board members, if any, may be invited to attend meetings of the Committee.

D. Chair; Functions of the Chair

An Independent Trustee will act as Chair of the Committee (the “Chair”). The Chair will have the following responsibilities:

(1) The Chair will preside at all meetings of the Committee. The Vice Chair, if any, or in such Vice Chair’s absence, any designated acting or other lead Independent Trustee alternate will preside in the Committee Chair’s absence.

(2) The Chair will be responsible for reviewing and providing direction on meeting agendas.

(3) The Chair will coordinate with the chairs of other committees as appropriate.

(4) At meetings of the Operations Committee or the Board of Trustees the Chair will report on the Committee’s recommendations on applicable resolutions and on any important actions by or discussions at the Committee.

(5) The Chair will coordinate with counsel for the Funds and/or counsel to the Independent Trustees on matters requiring legal advice.

(6) The Chair may make temporary assignments of members and chairs of other Board Committees to fill vacancies or to provide for absences.

E. Meetings and Procedures of the Committee

(1) The Committee will normally meet each time the full Board meets, or more frequently as called by the Chair. The Chair or a majority of the members of the Committee may call a special meeting of the Committee.

(2) The Committee may determine its own rules of procedure, which shall be consistent with the Declaration of Trust or other charter document of the applicable Fund, the Bylaws of such Fund and this Charter.

(3) A majority of the members of the Committee, present in person or by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can communicate with each other, shall constitute a quorum. The Committee may take action by written consent if at least the number of members required for approval at a meeting consent to the action in writing and the written consents are filed with the records of meetings of the Committee, unless otherwise required by applicable law.

(4) The Committee may request that any trustees, officers or employees of a Fund, or other persons whose advice and counsel are sought by the Committee, attend any meeting of the Committee to provide such information as the Committee requests.

(5) The Committee shall keep written minutes of its meetings, which minutes shall be maintained with the books and records of the applicable Fund.

F. Particular Actions of the Committee

(1) Governance Functions

(a) Periodically review Board and Committee procedures and Committee Charters.

(b) Periodically review Independent Trustee compensation and recommend any changes deemed by the Committee to be appropriate.

(c) Make recommendations on the frequency and structure of Board of Trustees meetings.

(d) Make recommendations concerning any other aspect of the procedures of the Board that the Committee considers warranted.

(e) Make recommendations as to the size and members, the chair, vice chair if any, alternate presiding members and alternate members of each standing or ad hoc Board Committee. The members and the chair of each Board Committee will be as determined by majority vote of the Independent Trustees upon the recommendation of the Committee. It is anticipated that members and chairs of any Committee will be designated annually (other than the Chairs of the Operations Committee and the Governance and Nominating Committee), with membership periodically rotated to give Independent Trustees the opportunity to broaden their experience. Rotation will be accomplished in a manner that provides reasonable continuity of membership.

(f) Review the annual calendar of Board Committee meetings and the schedule for consideration of routine or recurring matters.

(g) Make recommendations on the requirements for, and means of, Board of Trustees orientation and training.

(h) Act as administrative committee under the Funds’ fee deferral plan for Independent Trustees.

(i) Monitor the performance of legal counsel employed by the Funds and the Independent Trustees and be responsible for the supervision of counsel for the Independent Trustees. The selection and oversight of fund counsel shall be the joint responsibility of the Committee and Fidelity. On behalf of the Independent Trustees, the Committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise.

(j) Be responsible for oversight of Independent Trustees administrative matters, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events.

(k) Monitor compliance with, act as the administrator of, and make determinations in respect of (a) the provisions of the Code of Ethics applicable to the Independent Trustees, and (b) supplemental policies adopted by the Independent Trustees in respect of personal securities transactions of Independent Trustees.

(l) Monitor the functioning of the Board Committees and make recommendations for any changes, including the creation or elimination of standing or ad hoc Board Committees.

(m) Monitor regulatory and other developments to determine whether to recommend modifications to the Committee’s responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning “best practices” in corporate governance and other developments in mutual fund governance. The Committee will report regularly to the Independent Trustees with respect to these activities.

(n) Recommend that the Board establish such special or ad hoc Board Committees as may be desirable or necessary from time to time in order to address ethical, legal or other matters that may arise. The Committee’s power to make such a recommendation under this Charter shall be without prejudice to the right of any other committee of the Board, or any individual trustee/director, to make such a recommendation at any time.

(o) Oversee the annual self-evaluation of the Board of Trustees. The Committee shall establish procedures to allow it to exercise this oversight function. In conducting this oversight, the Committee shall address all matters that the Committee considers relevant to the Board of Trustees’ performance. The Committee shall report to the Board of Trustees on the results of its evaluation, including any recommended amendments to the principles of governance, and any recommended changes to the Funds’ or the Board of Trustees’ policies, procedures and structures. This report may be written or oral.

(2) Nominating Functions

(a) Identification of Candidates

(i) Review periodically the size and composition of the Board of Trustees as a whole and recommend, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law.

(ii) Periodically review the Independent Trustees’ Statement of Policy on Criteria for Selecting Independent Trustees (“Statement of Policy”), which may from time to time be revised by vote of a majority of Independent Trustees upon the recommendation of the Committee.

(iii) Make nominations for the appointment or election of Independent Trustees in accordance with the Statement of Policy. The selection of Independent Trustees will be committed solely to the discretion of the Independent Trustees; persons so selected will be “disinterested” in terms of both the letter and spirit of the Investment Company Act.

(iv) Make nominations for the appointment of any non-management member of any Advisory Board which the Board of Trustees shall have from time to time established. Each member of any Advisory Board shall serve at the pleasure of the Board of Trustees. In accordance with the definition of “advisory board” in Section 2(a)(1) of the Investment Company Act of 1940, any Advisory Board shall be distinct from the Board of Trustees and shall serve such advisory functions as to investments and such other roles as may be designated by the Board of Trustees, but shall have no power to determine that any security or other investment shall be purchased or sold by any fund. In the discretion of the Board of Trustees, each Advisory Board member may be indemnified in respect of claims arising in connection with his or her services as such. Any member of an Advisory Board shall be compensated in accordance with policies in respect thereof adopted by the Board of Trustees. Service by a person on an Advisory Board shall not preclude such person’s subsequent service as a Trustee.

(v) Consider Independent Trustee candidates recommended by Fund shareholders. Any such candidates will be considered based upon the criteria applied to candidates presented to the Committee by a search firm or other sources, as set forth in the Statement of Policy. The names of such candidates should be submitted to the Chair in writing at the address maintained for communications with Independent Trustees. The submission should be accompanied by appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the Funds. If the Committee retains a search firm, the Chair will generally forward such submissions to the search firm for evaluation unless the Committee concludes that the credentials of such candidate are not consistent with the criteria that are to be applied by the Committee in such search.

G. Consultants; Investigations and Studies; Outside Advisers

The Committee shall have the authority to carry out its duties and responsibilities as set forth in this Charter. The Committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. The Committee may conduct or authorize investigations into or studies of matters within the Committee’s scope of responsibilities, and may retain, at the Funds’ expense, such independent counsel or other advisers as it deems necessary. The Committee may call upon the Funds’ independent accountants (with the concurrence of the Audit Committee) or other third parties for such fact-finding and analysis as may be appropriate in light of the objectives of this Charter.

H. Self-Assessment; Amendment of Charter

The Committee shall, on an annual basis, assess its performance. The Committee shall address such matters as the Committee considers relevant to its performance. The Committee shall report to the Board on an annual basis the results of its evaluation, including any recommended amendments to this Charter and any recommended changes to a Fund’s or the Board’s policies or procedures. This report may be oral or written. The Committee may from time to time recommend to the Board such amendments to this Charter as the Committee determines to be necessary or appropriate.

Exhibit 2

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

OF FIDELITY LATIN AMERICA FUND (PROPOSAL 2)

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of May 20, 2024, by and between Fidelity Investment Trust, a Massachusetts business trust, on behalf of its series Fidelity Latin America Fund (the Acquired Fund) and Fidelity Emerging Markets Fund (the Acquiring Fund). Fidelity Investment Trust may be referred to herein as the “Trust. The Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1.  REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a)  The Acquired Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b)  The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c)  The Prospectuses and Statements of Additional Information of the Acquired Fund dated December 30, 2023, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d)  Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e)  The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f)  The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at October 31, 2023, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended April 30, 2023. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g)  The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2023 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since October 31, 2023;

(h)  The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j)  The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)  The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l)  All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statements of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m)  As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n)  The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms , subject to approval by the shareholders of the Acquired Fund.

2.  REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a)  The Acquiring Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b)  The Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c)  The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated December 30, 2023, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d)  Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e)  The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f)  The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at October 31, 2023, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund together with such unaudited financial statements and schedule of investments (including market values) for the six month period ended April 30, 2023. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g)  The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2023 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since October 31, 2023;

(h)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i)  The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j)  The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on October 31, 2024;

(k)  As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l)  The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms , subject to approval by the shareholders of the Acquired Fund;

(m)  The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n)  The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o)  All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3.	REORGANIZATION.

(a)  Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b)  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c)  The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d)  Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust.

Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e)  Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f)  Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4.	VALUATION.

(a)  The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b)  As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c)  The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d)  The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectuses and Statements of Additional Information.

(e)  All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly–owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5.	FEES; EXPENSES.

(a)  The Acquired Fund’s investment adviser (the “Adviser”) will assume a portion of the expenses incurred by the Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses shall include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund shares to be issued in connection herewith in each state in which Acquired Fund shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. The Acquired Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement.

(b)  Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6.	CLOSING DATE.

(a)  The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on September 13, 2024, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b)  In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

7.	SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a)  The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b)  The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a)  That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b)  That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c)  That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d)  That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;

(e)  That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f)  That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;

(g)  That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h)  That there has been no material adverse change in the Acquired Fund’s financial position since October 31, 2023, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i)  That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a)  That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b)  That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c)  That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statements of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10.	CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a)  That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b)  That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c)  That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d)  That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e)  That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f)  That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i)  The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.

(ii)  The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii)  The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv)  The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v)  The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi)  The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii)  The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii)  The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix)  An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a)  The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions, and provided further that during the period between shareholder approval and the Closing Date, the Acquired Fund expects to temporarily depart from its 80% name test policy to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing;

(b)  The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c)  The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

(d)  The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12.	TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i)  of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii)  a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13.	SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a)  This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b)  This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c)  Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14.	DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15.	ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

APPENDIX A

List of trusts and funds, most recent fiscal year ends, and fund auditors.

TRUST/Fund	Auditor[1]	FYE
FIDELITY ADVISOR SERIES I
Fidelity Advisor Balanced Fund	Deloitte	8/31/23
Fidelity Advisor Dividend Growth Fund	PwC	11/30/23
Fidelity Advisor Equity Growth Fund	Deloitte	11/30/23
Fidelity Advisor Equity Income Fund	Deloitte	11/30/23
Fidelity Advisor Equity Value Fund	Deloitte	11/30/23
Fidelity Advisor Floating Rate High Income Fund	Deloitte	10/31/23
Fidelity Advisor Growth & Income Fund	Deloitte	11/30/23
Fidelity Advisor Growth Opportunities Fund	Deloitte	11/30/23
Fidelity Advisor High Income Advantage Fund	Deloitte	10/31/23
Fidelity Advisor Large Cap Fund	Deloitte	11/30/23
Fidelity Advisor Leveraged Company Stock Fund	PwC	7/31/23
Fidelity Advisor Mid Cap II Fund	Deloitte	12/31/23
Fidelity Advisor Series Equity Growth Fund	PwC	11/30/23
Fidelity Advisor Series Growth Opportunities Fund	Deloitte	11/30/23
Fidelity Advisor Series Small Cap Fund	PwC	11/30/23
Fidelity Advisor Small Cap Fund	PwC	11/30/23
Fidelity Advisor Stock Selector Mid Cap Fund	Deloitte	11/30/23
Fidelity Advisor Value Fund	Deloitte	10/31/23
Fidelity Advisor Value Strategies Fund	Deloitte	11/30/23
Fidelity Real Estate High Income Fund	PwC	11/30/23

FIDELITY ADVISOR SERIES VII
Fidelity Advisor Biotechnology Fund	Deloitte	7/31/23
Fidelity Advisor Consumer Discretionary Fund	Deloitte	7/31/23
Fidelity Advisor Energy Fund	Deloitte	7/31/23
Fidelity Advisor Financials Fund	Deloitte	7/31/23
Fidelity Advisor Global Real Estate Fund	Deloitte	7/31/23
Fidelity Advisor Health Care Fund	Deloitte	7/31/23
Fidelity Advisor Industrials Fund	Deloitte	7/31/23
Fidelity Advisor Real Estate Fund	Deloitte	7/31/23
Fidelity Advisor Semiconductors Fund	Deloitte	7/31/23
Fidelity Advisor Technology Fund	Deloitte	7/31/23
Fidelity Advisor Utilities Fund	Deloitte	7/31/23

FIDELITY ADVISOR SERIES VIII
Fidelity Advisor Diversified International Fund	PwC	10/31/23
Fidelity Advisor Emerging Asia Fund	PwC	10/31/23
Fidelity Advisor Focused Emerging Markets Fund	Deloitte	10/31/23
Fidelity Advisor Global Capital Appreciation Fund	PwC	10/31/23
Fidelity Advisor Global Equity Income Fund	PwC	10/31/23
Fidelity Advisor International Capital Appreciation Fund	Deloitte	10/31/23
Fidelity Advisor Overseas Fund	PwC	10/31/23
Fidelity Advisor Value Leaders Fund	PwC	10/31/23

FIDELITY CAPITAL TRUST
Fidelity Capital Appreciation Fund	PwC	10/31/23
Fidelity Disciplined Equity Fund	PwC	10/31/23
Fidelity Focused Stock Fund	PwC	10/31/23
Fidelity Stock Selector All Cap Fund	Deloitte	9/30/23
Fidelity Stock Selector Small Cap Fund	Deloitte	10/31/23
Fidelity Value Fund	PwC	10/31/23

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC
Fidelity Emerging Markets Equity Central Fund	Deloitte	9/30/23
Fidelity Floating Rate Central Fund	Deloitte	9/30/23
Fidelity High Income Central Fund	Deloitte	8/31/23
Fidelity International Equity Central Fund	Deloitte	9/30/23

TRUST/Fund	Auditor[1]	FYE
Fidelity Real Estate Equity Central Fund	Deloitte	9/30/23
Fidelity Specialized High Income Central Fund	Deloitte	8/31/23
Fidelity U.S. Equity Central Fund	Deloitte	6/30/23

FIDELITY COMMONWEALTH TRUST
Fidelity® Nasdaq Composite Index® ETF	PwC	11/30/23

FIDELITY CONCORD STREET TRUST
Fidelity 500 Index Fund[2]	PwC	2/29/24
Fidelity Extended Market Index Fund[2]	PwC	2/29/24
Fidelity Flex 500 Index Fund	Deloitte	2/29/24
Fidelity Founders Fund	PwC	4/30/24
Fidelity International Index Fund[2]	PwC	2/29/24
Fidelity Large Cap Stock Fund	Deloitte	4/30/24
Fidelity Large Cap Stock K6 Fund	Deloitte	4/30/24
Fidelity Mid-Cap Stock Fund	Deloitte	4/30/24
Fidelity Mid-Cap Stock K6 Fund	PwC	4/30/24
Fidelity® Nasdaq Composite Index® Fund	Deloitte	11/30/23
Fidelity SAI International Small Cap Index Fund	Deloitte	10/31/23
Fidelity SAI Japan Stock Index Fund	PwC	10/31/23
Fidelity Series International Index Fund	Deloitte	10/31/23
Fidelity Series Small Cap Core Fund	Deloitte	4/30/24
Fidelity Series Small Cap Discovery Fund	Deloitte	4/30/24
Fidelity Series Total Market Index Fund	PwC	2/29/24
Fidelity Small Cap Discovery Fund	Deloitte	4/30/24
Fidelity Small Cap Stock Fund	Deloitte	4/30/24
Fidelity Small Cap Stock K6 Fund	Deloitte	4/30/24
Fidelity Total Market Index Fund[2]	PwC	2/29/24
Fidelity ZERO Extended Market Index Fund[2]	Deloitte	10/31/23
Fidelity ZERO International Index Fund[2]	Deloitte	10/31/23
Fidelity ZERO Large Cap Index Fund[2]	Deloitte	10/31/23
Fidelity ZERO Total Market Index Fund[2]	Deloitte	10/31/23

FIDELITY CONTRAFUND
Fidelity Advisor New Insights Fund	PwC	12/31/23
Fidelity Contrafund	PwC	12/31/23
Fidelity Contrafund K6	PwC	12/31/23
Fidelity Series Opportunistic Insights Fund	PwC	12/31/23

FIDELITY COVINGTON TRUST
Fidelity Blue Chip Growth ETF	PwC	7/31/23
Fidelity Blue Chip Value ETF	PwC	7/31/23
Fidelity Clean Energy ETF	Deloitte	6/30/23
Fidelity Cloud Computing ETF	Deloitte	6/30/23
Fidelity Crypto Industry and Digital Payments ETF	Deloitte	6/30/23
Fidelity Digital Health ETF	Deloitte	6/30/23
Fidelity Disruptive Automation ETF	PwC	5/31/23
Fidelity Disruptive Communications ETF	PwC	5/31/23
Fidelity Disruptive Finance ETF	PwC	5/31/23
Fidelity Disruptive Medicine ETF	PwC	5/31/23
Fidelity Disruptive Technology ETF	PwC	5/31/23
Fidelity Disruptors ETF	Deloitte	5/31/23
Fidelity Dividend ETF for Rising Rates	PwC	7/31/23
Fidelity Electric Vehicles and Future Transportation ETF	Deloitte	6/30/23
Fidelity Emerging Markets Multifactor ETF	Deloitte	10/31/23
Fidelity Enhanced International ETF	PwC	8/31/23
Fidelity Enhanced Large Cap Core ETF	PwC	8/31/23
Fidelity Enhanced Large Cap Growth ETF	PwC	8/31/23
Fidelity Enhanced Large Cap Value ETF	PwC	8/31/23
Fidelity Enhanced Mid Cap ETF	PwC	8/31/23
Fidelity Enhanced Small Cap ETF	PwC	2/29/24
Fidelity Fundamental Large Cap Core ETF	PwC	7/31/23

TRUST/Fund	Auditor[1]	FYE
Fidelity Fundamental Large Cap Growth ETF	Deloitte	7/31/23
Fidelity Fundamental Large Cap Value ETF	PwC	7/31/23
Fidelity Fundamental Small-Mid Cap ETF	Deloitte	7/31/23
Fidelity High Dividend ETF	PwC	7/31/23
Fidelity High Yield Factor ETF	PwC	8/31/23
Fidelity International High Dividend ETF	Deloitte	10/31/23
Fidelity International Multifactor ETF	Deloitte	10/31/23
Fidelity International Value Factor ETF	Deloitte	10/31/23
Fidelity Low Volatility Factor ETF	PwC	7/31/23
Fidelity Magellan ETF	Deloitte	7/31/23
Fidelity Metaverse ETF	Deloitte	6/30/23
Fidelity Momentum Factor ETF	PwC	7/31/23
Fidelity MSCI Communication Services Index ETF[2]	Deloitte	7/31/23
Fidelity MSCI Consumer Discretionary Index ETF[2]	Deloitte	7/31/23
Fidelity MSCI Consumer Staples Index ETF[2]	Deloitte	7/31/23
Fidelity MSCI Energy Index ETF[2]	Deloitte	7/31/23
Fidelity MSCI Financials Index ETF[2]	Deloitte	7/31/23
Fidelity MSCI Health Care Index ETF[2]	Deloitte	7/31/23
Fidelity MSCI Industrials Index ETF[2]	Deloitte	7/31/23
Fidelity MSCI Information Technology Index ETF[2]	Deloitte	7/31/23
Fidelity MSCI Materials Index ETF[2]	Deloitte	7/31/23
Fidelity MSCI Real Estate Index ETF[2]	Deloitte	7/31/23
Fidelity MSCI Utilities Index ETF[2]	Deloitte	7/31/23
Fidelity Preferred Securities & Income ETF	PwC	8/31/23
Fidelity Quality Factor ETF	PwC	7/31/23
Fidelity Real Estate Investment ETF	Deloitte	7/31/23
Fidelity Small-Mid Multifactor ETF	PwC	7/31/23
Fidelity Stocks for Inflation ETF	Deloitte	7/31/23
Fidelity Sustainable High Yield ETF	PwC	8/31/23
Fidelity Sustainable U.S. Equity ETF	Deloitte	7/31/23
Fidelity U.S. Multifactor ETF	PwC	7/31/23
Fidelity Value Factor ETF	PwC	7/31/23
Fidelity Women’s Leadership ETF	Deloitte	7/31/23

FIDELITY DESTINY PORTFOLIOS
Fidelity Advisor Capital Development Fund	Deloitte	9/30/23
Fidelity Advisor Diversified Stock Fund	Deloitte	9/30/23

FIDELITY DEVONSHIRE TRUST
Fidelity Equity-Income Fund	PwC	1/31/24
Fidelity Equity-Income K6 Fund	Deloitte	1/31/24
Fidelity Mid Cap Value Fund	PwC	1/31/24
Fidelity Mid Cap Value K6 Fund	Deloitte	1/31/24
Fidelity Series All-Sector Equity Fund	Deloitte	1/31/24
Fidelity Series Stock Selector Large Cap Value Fund	PwC	1/31/24
Fidelity Series Value Discovery Fund	Deloitte	1/31/24
Fidelity Stock Selector Large Cap Value Fund	PwC	1/31/24

FIDELITY FINANCIAL TRUST
Fidelity Convertible Securities Fund	PwC	11/30/23
Fidelity Equity Dividend Income Fund	PwC	11/30/23

FIDELITY HANOVER STREET TRUST
Fidelity Emerging Markets Debt Central Fund	PwC	12/31/23
Fidelity Emerging Markets Debt Local Currency Central Fund	PwC	12/31/23

FIDELITY HASTINGS STREET TRUST
Fidelity Fund	PwC	6/30/23
Fidelity Growth Discovery Fund	PwC	6/30/23
Fidelity Mega Cap Stock Fund	PwC	6/30/23
Fidelity Series Emerging Markets Debt Fund	PwC	12/31/23
Fidelity Series Emerging Markets Debt Local Currency Fund	PwC	12/31/23

TRUST/Fund	Auditor[1]	FYE
Fidelity Series Large Cap Stock Fund	PwC	6/30/23

FIDELITY INVESTMENT TRUST
Fidelity Canada Fund	PwC	10/31/23
Fidelity China Region Fund	PwC	10/31/23
Fidelity Diversified International Fund	Deloitte	10/31/23
Fidelity Diversified International K6 Fund	Deloitte	10/31/23
Fidelity Emerging Asia Fund	PwC	10/31/23
Fidelity Emerging Markets Discovery Fund	PwC	10/31/23
Fidelity Emerging Markets Fund	PwC	10/31/23
Fidelity Enduring Opportunities Fund	PwC	10/31/23
Fidelity Europe Fund	PwC	10/31/23
Fidelity Global Commodity Stock Fund	PwC	10/31/23
Fidelity Global Equity Income Fund	Deloitte	10/31/23
Fidelity Infrastructure Fund	PwC	10/31/23
Fidelity International Capital Appreciation Fund	Deloitte	10/31/23
Fidelity International Capital Appreciation K6 Fund	Deloitte	10/31/23
Fidelity International Discovery Fund	PwC	10/31/23
Fidelity International Discovery K6 Fund	Deloitte	10/31/23
Fidelity International Growth Fund	PwC	10/31/23
Fidelity International Small Cap Fund	Deloitte	10/31/23
Fidelity International Small Cap Opportunities Fund	Deloitte	10/31/23
Fidelity International Value Fund	Deloitte	10/31/23
Fidelity Japan Fund	PwC	10/31/23
Fidelity Japan Smaller Companies Fund	PwC	10/31/23
Fidelity Latin America Fund	PwC	10/31/23
Fidelity Nordic Fund	PwC	10/31/23
Fidelity Overseas Fund	PwC	10/31/23
Fidelity Pacific Basin Fund	PwC	10/31/23
Fidelity SAI International SMA Completion Fund	Deloitte	10/31/23
Fidelity SAI Sustainable Emerging Markets Equity Fund	Deloitte	10/31/23
Fidelity SAI Sustainable International Equity Fund	Deloitte	10/31/23
Fidelity Series Canada Fund	PwC	10/31/23
Fidelity Series Emerging Markets Fund	Deloitte	10/31/23
Fidelity Series Emerging Markets Opportunities Fund	Deloitte	10/31/23
Fidelity Series International Growth Fund	PwC	10/31/23
Fidelity Series International Small Cap Fund	Deloitte	10/31/23
Fidelity Series International Value Fund	Deloitte	10/31/23
Fidelity Series Overseas Fund	Deloitte	10/31/23
Fidelity Series Select International Small Cap Fund	Deloitte	10/31/23
Fidelity Series Sustainable Emerging Markets Fund	Deloitte	10/31/23
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	Deloitte	10/31/23
Fidelity Sustainable Emerging Markets Equity Fund	PwC	10/31/23
Fidelity Sustainable International Equity Fund	Deloitte	10/31/23
Fidelity Total Emerging Markets Fund	PwC	10/31/23
Fidelity Total International Equity Fund	Deloitte	10/31/23
Fidelity Worldwide Fund	Deloitte	10/31/23

FIDELITY MAGELLAN FUND
Fidelity Magellan Fund	PwC	3/31/24
Fidelity Magellan K6 Fund	PwC	3/31/24

FIDELITY MT. VERNON STREET TRUST
Fidelity Equity Growth K6 Fund	PwC	11/30/24
Fidelity Growth Company Fund	Deloitte	11/30/24
Fidelity Growth Company K6 Fund	Deloitte	11/30/24
Fidelity Growth Strategies Fund	PwC	11/30/24
Fidelity Growth Strategies K6 Fund	PwC	11/30/24
Fidelity® New Millennium Fund®	PwC	11/30/24
Fidelity Series Growth Company Fund	Deloitte	11/30/24

FIDELITY PURITAN TRUST

TRUST/Fund	Auditor[1]	FYE
Fidelity Balanced Fund	PwC	8/31/23
Fidelity Balanced K6 Fund	PwC	8/31/23
Fidelity Low-Priced Stock Fund	PwC	7/31/23
Fidelity Low-Priced Stock K6 Fund	PwC	7/31/23
Fidelity® Puritan® Fund	PwC	8/31/23
Fidelity Puritan K6 Fund	PwC	8/31/23
Fidelity Series Intrinsic Opportunities Fund	Deloitte	7/31/23
Fidelity Value Discovery Fund	Deloitte	7/31/23
Fidelity Value Discovery K6 Fund	Deloitte	7/31/23

FIDELITY SECURITIES FUND
Fidelity Blue Chip Growth Fund	Deloitte	7/31/23
Fidelity Blue Chip Growth K6 Fund	Deloitte	7/31/23
Fidelity Blue Chip Value Fund	PwC	7/31/23
Fidelity Dividend Growth Fund	PwC	7/31/23
Fidelity Growth & Income Portfolio	PwC	7/31/23
Fidelity Leveraged Company Stock Fund	PwC	7/31/23
Fidelity OTC K6 Portfolio	Deloitte	7/31/23
Fidelity OTC Portfolio	Deloitte	7/31/23
Fidelity Real Estate Income Fund	Deloitte	7/31/23
Fidelity Series Blue Chip Growth Fund	Deloitte	7/31/23
Fidelity Series Real Estate Income Fund	Deloitte	7/31/23
Fidelity Series Small Cap Opportunities Fund	Deloitte	7/31/23
Fidelity Small Cap Growth Fund	PwC	7/31/23
Fidelity Small Cap Growth K6 Fund	PwC	7/31/23
Fidelity Small Cap Value Fund	PwC	7/31/23

FIDELITY SELECT PORTFOLIOS
Fidelity Automotive Portfolio	PwC	2/29/24
Fidelity Banking Portfolio	PwC	2/29/24
Fidelity Biotechnology Portfolio	PwC	2/29/24
Fidelity Brokerage and Investment Management Portfolio	PwC	2/29/24
Fidelity Chemicals Portfolio	PwC	2/29/24
Fidelity Communication Services Portfolio	PwC	2/29/24
Fidelity Construction and Housing Portfolio	PwC	2/29/24
Fidelity Consumer Discretionary Portfolio	PwC	2/29/24
Fidelity Consumer Staples Portfolio	PwC	2/29/24
Fidelity Defense and Aerospace Portfolio	PwC	2/29/24
Fidelity Energy Portfolio	PwC	2/29/24
Fidelity Environment and Alternative Energy Fund	PwC	2/29/24
Fidelity Financials Portfolio	PwC	2/29/24
Fidelity FinTech Portfolio	PwC	2/29/24
Fidelity Gold Portfolio	PwC	2/29/24
Fidelity Health Care Portfolio	PwC	2/29/24
Fidelity Health Care Services Portfolio	PwC	2/29/24
Fidelity Industrials Portfolio	PwC	2/29/24
Fidelity Insurance Portfolio	PwC	2/29/24
Fidelity International Real Estate Fund	Deloitte	7/31/23
Fidelity Enterprise Technology Services Portfolio	PwC	2/29/24
Fidelity Leisure Portfolio	PwC	2/29/24
Fidelity Materials Portfolio	PwC	2/29/24
Fidelity Medical Technology and Devices Portfolio	PwC	2/29/24
Fidelity Natural Resources Fund	PwC	2/29/24
Fidelity Pharmaceuticals Portfolio	PwC	2/29/24
Fidelity Real Estate Investment Portfolio	Deloitte	7/31/23
Fidelity Retailing Portfolio	PwC	2/29/24
Fidelity Semiconductors Portfolio	PwC	2/29/24
Fidelity Software and IT Services Portfolio	PwC	2/29/24
Fidelity Tech Hardware Portfolio	PwC	2/29/24
Fidelity Technology Portfolio	PwC	2/29/24
Fidelity Telecommunications Portfolio	PwC	2/29/24
Fidelity Telecom and Utilities Fund	PwC	2/29/24

TRUST/Fund	Auditor[1]	FYE
Fidelity Transportation Portfolio	PwC	2/29/24
Fidelity Utilities Portfolio	PwC	2/29/24
Fidelity Wireless Portfolio	PwC	2/29/24

FIDELITY SUMMER STREET TRUST
Fidelity Agricultural Productivity Fund	Deloitte	5/31/23
Fidelity Capital & Income Fund	PwC	4/30/24
Fidelity Climate Action Fund	Deloitte	5/31/23
Fidelity Focused High Income Fund	PwC	4/30/24
Fidelity Global High Income Fund	PwC	4/30/24
Fidelity Healthy Future Fund	PwC	4/30/24
Fidelity High Income Fund	PwC	4/30/24
Fidelity New Markets Income Fund	PwC	12/31/23
Fidelity SAI High Income Fund	PwC	4/30/24
Fidelity SAI Sustainable Future Fund	PwC	5/31/23
Fidelity SAI Sustainable Sector Fund	PwC	5/31/23
Fidelity SAI Sustainable U.S. Equity Fund	PwC	5/31/23
Fidelity Series Floating Rate High Income Fund	Deloitte	9/30/23
Fidelity Series High Income Fund	Deloitte	4/30/24
Fidelity Series Sustainable U.S. Market Fund	PwC	1/31/24
Fidelity Short Duration High Income Fund	Deloitte	4/30/24
Fidelity Sustainable U.S. Equity Fund	Deloitte	5/31/23
Fidelity U.S. Low Volatility Equity Fund	PwC	4/30/24
Fidelity Water Sustainability Fund	Deloitte	5/31/23
Fidelity Women’s Leadership Fund	Deloitte	4/30/24

FIDELITY TREND FUND
Fidelity Trend Fund	PwC	12/31/23

[1]	“PwC” refers to PricewaterhouseCoopers LLP and “Deloitte” refers to Deloitte & Touche LLP.
[2]	Expenses in connection with preparing this proxy statement and all solicitations will be borne by FMR.

APPENDIX B

Each fund’s sub-adviser(s) and each sub-adviser’s principal business address are listed below.

TRUST/Fund	FMR UK1	FMR H.K.[2]	FMR Japan[3]	FIA[4]	FIA (UK)[6]	Black- Rock[7]	Geode[8]
FIDELITY ADVISOR SERIES I
Fidelity Advisor Balanced Fund	X	X	X	–	–	–	–
Fidelity Advisor Dividend Growth Fund	X	X	X	–	–	–	–
Fidelity Advisor Equity Growth Fund	X	X	X	–	–	–	–
Fidelity Advisor Equity Income Fund	X	X	X	–	–	–	–
Fidelity Advisor Equity Value Fund	X	X	X	–	–	–	–
Fidelity Advisor Floating Rate High Income Fund	X	X	X	–	–	–	–
Fidelity Advisor Growth & Income Fund	X	X	X	–	–	–	–
Fidelity Advisor Growth Opportunities Fund	X	X	X	–	–	–	–
Fidelity Advisor High Income Advantage Fund	X	X	X	–	–	–	–
Fidelity Advisor Large Cap Fund	X	X	X	–	–	–	–
Fidelity Advisor Leveraged Company Stock Fund	X	X	X	–	–	–	–
Fidelity Advisor Mid Cap II Fund	X	X	X	–	–	–	–
Fidelity Advisor Series Equity Growth Fund	X	X	X	–	–	–	–
Fidelity Advisor Series Growth Opportunities Fund	–	X	X	–	–	–	–
Fidelity Advisor Series Small Cap Fund	–	X	X	–	–	–	–
Fidelity Advisor Small Cap Fund	X	X	X	–	–	–	–
Fidelity Advisor Stock Selector Mid Cap Fund	X	X	X	–	–	–	–
Fidelity Advisor Value Fund	X	X	X	–	–	–	–
Fidelity Advisor Value Strategies Fund	X	X	X	–	–	–	–
Fidelity Real Estate High Income Fund	X	X	X	–	–	–	–

FIDELITY ADVISOR SERIES VII
Fidelity Advisor Biotechnology Fund	X	X	X	–	–	–	–
Fidelity Advisor Consumer Discretionary Fund	X	X	X	–	–	–	–
Fidelity Advisor Energy Fund	X	X	X	–	–	–	–
Fidelity Advisor Financials Fund	X	X	X	–	–	–	–
Fidelity Advisor Global Real Estate Fund	X	X	X	–	–	–	–
Fidelity Advisor Health Care Fund	X	X	X	–	–	–	–
Fidelity Advisor Industrials Fund	X	X	X	–	–	–	–
Fidelity Advisor Real Estate Fund	X	X	X	–	–	–	–
Fidelity Advisor Semiconductors Fund	X	X	X	–	–	–	–
Fidelity Advisor Technology Fund	X	X	X	–	–	–	–
Fidelity Advisor Utilities Fund	X	X	X	–	–	–	–

FIDELITY ADVISOR SERIES VIII
Fidelity Advisor Diversified International Fund	X	X	X	X	X	–	–
Fidelity Advisor Emerging Asia Fund	X	X	X	X	X	–	–
Fidelity Advisor Focused Emerging Markets Fund	X	X	X	X	X	–	–
Fidelity Advisor Global Capital Appreciation Fund	X	X	X	X	X	–	–
Fidelity Advisor Global Equity Income Fund	X	X	X	X	X	–	–
Fidelity Advisor International Capital Appreciation Fund	X	X	X	X	X	–	–
Fidelity Advisor Overseas Fund	X	X	X	X	X	–	–
Fidelity Advisor Value Leaders Fund	X	X	X	–	–	–	–

FIDELITY CAPITAL TRUST
Fidelity Capital Appreciation Fund	X	X	X	–	–	–	–
Fidelity Disciplined Equity Fund	X	X	X	–	–	–	–
Fidelity Focused Stock Fund	X	X	X	–	–	–	–
Fidelity Stock Selector All Cap Fund	X	X	X	–	–	–	–
Fidelity Stock Selector Small Cap Fund	X	X	X	–	–	–	–
Fidelity Value Fund	X	X	X	–	–	–	–

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC
Fidelity Emerging Markets Equity Central Fund	X	X	X	X	X	–	–

TRUST/Fund	FMR UK1	FMR H.K.[2]	FMR Japan[3]	FIA[4]	FIA (UK)[6]	Black- Rock[7]	Geode[8]
Fidelity Floating Rate Central Fund	X	X	X	–	–	–	–
Fidelity High Income Central Fund	X	X	X	–	–	–	–
Fidelity International Equity Central Fund	X	X	X	X	X	–	–
Fidelity Real Estate Equity Central Fund	X	X	X	–	–	–	–
Fidelity Specialized High Income Fund	X	X	X	–	–	–	–
Fidelity U.S. Equity Central Fund	X	X	X	–	–	–	–

FIDELITY COMMONWEALTH TRUST
Fidelity Nasdaq Composite Index ETF	–	–	–	–	–	–	X

FIDELITY CONCORD STREET TRUST
Fidelity 500 Index Fund	–	–	–	–	–	–	X
Fidelity Extended Market Index Fund	–	–	–	–	–	–	X
Fidelity Flex 500 Index Fund	–	–	–	–	–	–	X
Fidelity Founders Fund	X	X	X	–	–	–	–
Fidelity International Index Fund	–	–	–	–	–	–	X
Fidelity Large Cap Stock Fund	X	X	X	–	–	–	–
Fidelity Large Cap Stock K6 Fund	X	X	X	–	–	–	–
Fidelity Mid-Cap Stock Fund	X	X	X	–	–	–	–
Fidelity Mid-Cap Stock K6 Fund	X	X	X	–	–	–	–
Fidelity Nasdaq Composite Index Fund	–	–	–	–	–	–	X
Fidelity SAI International Small Cap Index Fund	–	–	–	–	–	–	X
Fidelity SAI Japan Stock Index Fund	–	–	–	–	–	–	X
Fidelity Series International Index Fund	–	–	–	–	–	–	X
Fidelity Series Small Cap Core Fund	X	X	X	–	–	–	–
Fidelity Series Small Cap Discovery Fund	–	X	X	–	–	–	–
Fidelity Series Total Market Index Fund	–	–	–	–	–	–	X
Fidelity Small Cap Discovery Fund	X	X	X	–	–	–	–
Fidelity Small Cap Stock Fund	X	X	X	–	–	–	–
Fidelity Small Cap Stock K6 Fund	X	X	X	–	–	–	–
Fidelity Total Market Index Fund	–	–	–	–	–	–	X
Fidelity ZERO Extended Market Index Fund	–	–	–	–	–	–	X
Fidelity ZERO International Index Fund	–	–	–	–	–	–	X
Fidelity ZERO Large Cap Index Fund	–	–	–	–	–	–	X
Fidelity ZERO Total Market Index Fund	–	–	–	–	–	–	X

FIDELITY CONTRAFUND
Fidelity Advisor New Insights Fund	X	X	X	–	–	–	–
Fidelity Contrafund	X	X	X	–	–	–	–
Fidelity Contrafund K6	X	X	X	–	–	–	–
Fidelity Series Opportunistic Insights Fund	X	X	X	–	–	–	–

FIDELITY COVINGTON TRUST
Fidelity Blue Chip Growth ETF	X	X	X	–	–	–	–
Fidelity Blue Chip Value ETF	X	X	X	–	–	–	–
Fidelity Clean Energy ETF	–	–	–	–	–	–	X
Fidelity Cloud Computing ETF	–	–	–	–	–	–	X
Fidelity Crypto Industry and Digital Payments ETF	–	–	–	–	–	–	X
Fidelity Digital Health ETF	–	–	–	–	–	–	X
Fidelity Disruptive Automation ETF	X	X	X	–	–	–	–
Fidelity Disruptive Communications ETF	X	X	X	–	–	–	–
Fidelity Disruptive Finance ETF	X	X	X	–	–	–	–
Fidelity Disruptive Medicine ETF	X	X	X	–	–	–	–
Fidelity Disruptive Technology ETF	X	X	X	–	–	–	–
Fidelity Disruptors ETF	X	X	X	–	–	–	–
Fidelity Dividend ETF for Rising Rates	–	–	–	–	–	–	X
Fidelity Electric Vehicles and Future Transportation ETF	–	–	–	–	–	–	X
Fidelity Emerging Markets Multifactor ETF	–	–	–	–	–	–	X
Fidelity Enhanced International ETF	–	–	–	–	–	–	–

TRUST/Fund	FMR UK1	FMR H.K.[2]	FMR Japan[3]	FIA[4]	FIA (UK)[6]	Black- Rock[7]	Geode[8]
Fidelity Enhanced Large Cap Core ETF	–	–	–	–	–	–	–
Fidelity Enhanced Large Cap Growth ETF	–	–	–	–	–	–	–
Fidelity Enhanced Large Cap Value ETF	–	–	–	–	–	–	–
Fidelity Enhanced Mid Cap ETF	–	–	–	–	–	–	–
Fidelity Enhanced Small Cap ETF	–	–	–	–	–	–	–
Fidelity Fundamental Large Cap Core ETF	X	X	X	–	–	–	–
Fidelity Fundamental Large Cap Growth ETF	X	X	X	–	–	–	–
Fidelity Fundamental Large Cap Value ETF	X	X	X	–	–	–	–
Fidelity Fundamental Small-Mid Cap ETF	X	X	X	–	–	–	–
Fidelity High Dividend ETF	–	–	–	–	–	–	X
Fidelity High Yield Factor ETF	X	X	X	–	–	–	–
Fidelity International High Dividend ETF	–	–	–	–	–	–	X
Fidelity International Multifactor ETF	–	–	–	–	–	–	X
Fidelity International Value Factor ETF	–	–	–	–	–	–	X
Fidelity Low Volatility Factor ETF	–	–	–	–	–	–	X
Fidelity Magellan ETF	X	X	X	–	–	–	–
Fidelity Metaverse ETF	–	–	–	–	–	–	X
Fidelity Momentum Factor ETF	–	–	–	–	–	–	X
Fidelity MSCI Communication Services Index ETF	–	–	–	–	–	X	–
Fidelity MSCI Consumer Discretionary Index ETF	–	–	–	–	–	X	–
Fidelity MSCI Consumer Staples Index ETF	–	–	–	–	–	X	–
Fidelity MSCI Energy Index ETF	–	–	–	–	–	X	–
Fidelity MSCI Financials Index ETF	–	–	–	–	–	X	–
Fidelity MSCI Health Care Index ETF	–	–	–	–	–	X	–
Fidelity MSCI Industrials Index ETF	–	–	–	–	–	X	–
Fidelity MSCI Information Technology Index ETF	–	–	–	–	–	X	–
Fidelity MSCI Materials Index ETF	–	–	–	–	–	X	–
Fidelity MSCI Real Estate Index ETF	–	–	–	–	–	X	–
Fidelity MSCI Utilities Index ETF	–	–	–	–	–	X	–
Fidelity Preferred Securities & Income ETF	X	X	X	–	–	–	–
Fidelity Quality Factor ETF	–	–	–	–	–	–	X
Fidelity Real Estate Investment ETF	X	X	X	–	–	–	–
Fidelity Small-Mid Multifactor ETF	–	–	–	–	–	–	X
Fidelity Stocks for Inflation ETF	–	–	–	–	–	–	X
Fidelity Sustainable High Yield ETF	X	X	X	–	–	–	–
Fidelity Sustainable U.S. Equity ETF	X	X	X	–	–	–	–
Fidelity U.S. Multifactor ETF	–	–	–	–	–	–	X
Fidelity Value Factor ETF	–	–	–	–	–	–	X
Fidelity Women’s Leadership ETF	X	X	X	–	–	–	–

FIDELITY DESTINY PORTFOLIOS
Fidelity Advisor Capital Development Fund	X	X	X	–	–	–	–
Fidelity Advisor Diversified Stock Fund	X	X	X	–	–	–	–

FIDELITY DEVONSHIRE TRUST
Fidelity Equity-Income Fund	X	X	X	–	–	–	–
Fidelity Equity-Income K6 Fund	X	X	X	–	–	–	–
Fidelity Mid Cap Value Fund	X	X	X	–	–	–	–
Fidelity Mid Cap Value K6 Fund	X	X	X	–	–	–	–
Fidelity Series All-Sector Equity Fund	X	X	X	–	–	–	–
Fidelity Series Stock Selector Large Cap Value Fund	X	X	X	–	–	–	–
Fidelity Series Value Discovery Fund	X	X	X	–	–	–	–
Fidelity Stock Selector Large Cap Value Fund	X	X	X	–	–	–	–

FIDELITY FINANCIAL TRUST
Fidelity Convertible Securities Fund	X	X	X	–	–	–	–
Fidelity Equity Dividend Income Fund	X	X	X	–	–	–	–

FIDELITY HANOVER STREET TRUST

TRUST/Fund	FMR UK1	FMR H.K.[2]	FMR Japan[3]	FIA[4]	FIA (UK)[6]	Black- Rock[7]	Geode[8]
Fidelity Emerging Markets Debt Central Fund	X	X	X	X	X	–	–
Fidelity Emerging Markets Debt Local Currency Central Fund	X	X	X	–	–	–	–

FIDELITY HASTINGS STREET TRUST
Fidelity Fund	X	X	X	–	–	–	–
Fidelity Growth Discovery Fund	X	X	X	–	–	–	–
Fidelity Mega Cap Stock Fund	X	X	X	–	–	–	–
Fidelity Series Emerging Markets Debt Fund	X	X	X	–	–	–	–
Fidelity Series Emerging Markets Debt Local Currency Fund	X	X	X	–	–	–	–
Fidelity Series Large Cap Stock Fund	X	X	X	–	–	–	–

FIDELITY INVESTMENT TRUST
Fidelity Canada Fund	X	X	X	X	X	–	–
Fidelity China Region Fund	X	X	X	X	X	–	–
Fidelity Diversified International Fund	X	X	X	X	X	–	–
Fidelity Diversified International K6 Fund	X	X	X	–	–	–	–
Fidelity Emerging Asia Fund	X	X	X	X	X	–	–
Fidelity Emerging Markets Discovery Fund	X	X	X	X	X	–	–
Fidelity Emerging Markets Fund	X	X	X	X	X	–	–
Fidelity Enduring Opportunities Fund	X	X	X	–	–	–	–
Fidelity Europe Fund	X	X	X	X	X	–	–
Fidelity Global Commodity Stock Fund	X	X	X	X	X	–	–
Fidelity Global Equity Income Fund	X	X	X	X	X	–	–
Fidelity Infrastructure Fund	X	X	X	–	–	–	–
Fidelity International Capital Appreciation Fund	X	X	X	X	X	–	–
Fidelity International Capital Appreciation K6 Fund	X	X	X	–	–	–	–
Fidelity International Discovery Fund	X	X	X	X	X	–	–
Fidelity International Discovery K6 Fund	X	X	X	–	–	–	–
Fidelity International Growth Fund	X	X	X	X	X	–	–
Fidelity International Small Cap Fund	X	X	X	X	X	–	–
Fidelity International Small Cap Opportunities Fund	X	X	X	X	X	–	–
Fidelity International Value Fund	X	X	X	X	X	–	–
Fidelity Japan Fund	X	X	X	X	X	–	–
Fidelity Japan Smaller Companies Fund	X	X	X	X	X	–	–
Fidelity Latin America Fund	X	X	X	X	X	–	–
Fidelity Nordic Fund	X	X	X	X	X	–	–
Fidelity Overseas Fund	X	X	X	X	X	–	–
Fidelity Pacific Basin Fund	X	X	X	X	X	–	–
Fidelity SAI International SMA Completion Fund	X	X	X	–	–	–	–
Fidelity SAI Sustainable Emerging Markets Equity Fund	X	X	X	–	–	–	–
Fidelity SAI Sustainable International Equity Fund	X	X	X	–	–	–	–
Fidelity Series Canada Fund	X	X	X	–	–	–	–
Fidelity Series Emerging Markets Fund	X	X	X	–	–	–	–
Fidelity Series Emerging Markets Opportunities Fund	X	X	X	–	–	–	–
Fidelity Series International Growth Fund	X	X	X	–	–	–	–
Fidelity Series International Small Cap Fund	X	X	X	–	–	–	–
Fidelity Series International Value Fund	X	X	X	–	–	–	–
Fidelity Series Overseas Fund	X	X	X	–	–	–	–
Fidelity Series Select International Small Cap Fund	X	X	X	–	–	–	–
Fidelity Series Sustainable Emerging Markets Fund	X	X	X	–	–	–	–
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	X	X	X	–	–	–	–
Fidelity Total Emerging Markets Fund	X	X	X	X	X	–	–
Fidelity Total International Equity Fund	X	X	X	X	X	–	–
Fidelity Worldwide Fund	X	X	X	X	X	–	–

FIDELITY MAGELLAN FUND
Fidelity Magellan Fund	X	X	X	–	–	–	–
Fidelity Magellan K6 Fund	X	X	X	–	–	–	–

TRUST/Fund	FMR UK1	FMR H.K.[2]	FMR Japan[3]	FIA[4]	FIA (UK)[6]	Black- Rock[7]	Geode[8]
FIDELITY MT. VERNON STREET TRUST
Fidelity Equity Growth K6 Fund	X	X	X	–	–	–	–
Fidelity Growth Company Fund	X	X	X	–	–	–	–
Fidelity Growth Company K6 Fund	X	X	X	–	–	–	–
Fidelity Growth Strategies Fund	X	X	X	–	–	–	–
Fidelity Growth Strategies K6 Fund	X	X	X	–	–	–	–
Fidelity New Millennium Fund	X	X	X	–	–	–	–
Fidelity Series Growth Company Fund	–	X	X	–	–	–	–

FIDELITY PURITAN TRUST
Fidelity Balanced Fund	X	X	X	–	–	–	–
Fidelity Balanced K6 Fund	X	X	X	–	–	–	–
Fidelity Low-Priced Stock Fund	X	X	X	–	–	–	–
Fidelity Low-Priced Stock K6 Fund	X	X	X	–	–	–	–
Fidelity Puritan Fund	X	X	X	–	–	–	–
Fidelity Puritan K6 Fund	X	X	X	–	–	–	–
Fidelity Series Intrinsic Opportunities Fund	X	X	X	–	–	–	–
Fidelity Value Discovery Fund	X	X	X	–	–	–	–
Fidelity Value Discovery K6 Fund	X	X	X	–	–	–	–

FIDELITY SECURITIES FUND
Fidelity Blue Chip Growth Fund	X	X	X	–	–	–	–
Fidelity Blue Chip Growth K6 Fund	X	X	X	–	–	–	–
Fidelity Blue Chip Value Fund	X	X	X	–	–	–	–
Fidelity Dividend Growth Fund	X	X	X	–	–	–	–
Fidelity Growth & Income Portfolio	X	X	X	–	–	–	–
Fidelity Leveraged Company Stock Fund	X	X	X	–	–	–	–
Fidelity OTC K6 Portfolio	X	X	X	–	–	–	–
Fidelity OTC Portfolio	X	X	X	–	–	–	–
Fidelity Real Estate Income Fund	X	X	X	–	–	–	–
Fidelity Series Blue Chip Growth Fund	–	X	X	–	–	–	–
Fidelity Series Real Estate Income Fund	X	X	X	–	–	–	–
Fidelity Series Small Cap Opportunities Fund	X	X	X	–	–	–	–
Fidelity Small Cap Growth Fund	X	X	X	–	–	–	–
Fidelity Small Cap Growth K6 Fund	X	X	X	–	–	–	–
Fidelity Small Cap Value Fund	X	X	X	–	–	–	–

FIDELITY SELECT PORTFOLIOS
Fidelity Automotive Portfolio	X	X	X	–	–	–	–
Fidelity Banking Portfolio	X	X	X	X	X	–	–
Fidelity Biotechnology Portfolio	X	X	X	–	–	–	–
Fidelity Brokerage and Investment Management Portfolio	X	X	X	–	–	–	–
Fidelity Chemicals Portfolio	X	X	X	–	–	–	–
Fidelity Communication Services Portfolio	X	X	X	–	–	–	–
Fidelity Construction and Housing Portfolio	X	X	X	–	–	–	–
Fidelity Consumer Discretionary Portfolio	X	X	X	–	–	–	–
Fidelity Consumer Staples Portfolio	X	X	X	–	–	–	–
Fidelity Defense and Aerospace Portfolio	X	X	X	–	–	–	–
Fidelity Energy Portfolio	X	X	X	–	–	–	–
Fidelity Environment and Alternative Energy Fund	X	X	X	–	–	–	–
Fidelity Financials Portfolio	X	X	X	–	–	–	–
Fidelity FinTech Portfolio	X	X	X	–	–	–	–
Fidelity Gold Portfolio	X	X	X	–	–	–	–
Fidelity Health Care Portfolio	X	X	X	–	–	–	–
Fidelity Health Care Services Portfolio	X	X	X	–	–	–	–
Fidelity Industrials Portfolio	X	X	X	–	–	–	–
Fidelity Insurance Portfolio	X	X	X	–	–	–	–
Fidelity International Real Estate Fund	X	X	X	–	–	–	–
Fidelity Enterprise Technology Services Portfolio	X	X	X	–	–	–	–

TRUST/Fund	FMR UK1	FMR H.K.[2]	FMR Japan[3]	FIA[4]	FIA (UK)[6]	Black- Rock[7]	Geode[8]
Fidelity Leisure Portfolio	X	X	X	–	–	–	–
Fidelity Materials Portfolio	X	X	X	–	–	–	–
Fidelity Medical Technology and Devices Portfolio	X	X	X	–	–	–	–
Fidelity Natural Resources Fund	X	X	X	–	–	–	–
Fidelity Pharmaceuticals Portfolio	X	X	X	–	–	–	–
Fidelity Retailing Portfolio	X	X	X	–	–	–	–
Fidelity Real Estate Investment Portfolio	X	X	X	–	–	–	–
Fidelity Semiconductors Portfolio	X	X	X	–	–	–	–
Fidelity Software and IT Services Portfolio	X	X	X	–	–	–	–
Fidelity Tech Hardware Portfolio	X	X	X	–	–	–	–
Fidelity Technology Portfolio	X	X	X	–	–	–	–
Fidelity Telecommunications Portfolio	X	X	X	–	–	–	–
Fidelity Telecom and Utilities Fund	X	X	X	–	–	–	–
Fidelity Transportation Portfolio	X	X	X	–	–	–	–
Fidelity Utilities Portfolio	X	X	X	–	–	–	–
Fidelity Wireless Portfolio	X	X	X	–	–	–	–

FIDELITY SUMMER STREET TRUST
Fidelity Agricultural Productivity Fund
Fidelity Capital & Income Fund	X	X	X	–	–	–	–
Fidelity Climate Action Fund	X	X	X	–	–	–	–
Fidelity Focused High Income Fund	X	X	X	–	–	–	–
Fidelity Global High Income Fund	X	X	X	X	X	–	–
Fidelity Healthy Future Fund	X	X	X	–	–	–	–
Fidelity High Income Fund	X	X	X	–	–	–	–
Fidelity New Markets Income Fund	X	X	X	X	X	–	–
Fidelity SAI High Income Fund	X	X	X	–	–	–	–
Fidelity SAI Sustainable Future Fund	X	X	X	–	–	–	–
Fidelity SAI Sustainable Sector Fund	X	X	X	–	–	–	–
Fidelity SAI Sustainable U.S. Equity Fund	X	X	X	–	–	–	–
Fidelity Series Floating Rate High Income Fund	X	X	X	–	–	–	–
Fidelity Series High Income Fund	X	X	X	–	–	–	–
Fidelity Series Sustainable U.S. Market Fund	X	X	X	–	–	–	–
Fidelity Short Duration High Income Fund	–	X	X	–	–	–	–
Fidelity Sustainable U.S. Equity Fund	X	X	X	–	–	–	–
Fidelity U.S. Low Volatility Equity Fund	X	X	X	–	–	–	–
Fidelity Water Sustainability Fund	X	X	X	–	–	–	–
Fidelity Women’s Leadership Fund	X	X	X	–	–	–	–

FIDELITY TREND FUND
Fidelity Trend Fund	X	X	X	–	–	–	–

[1]	The principal business address of FMR Investment Management (UK) Limited (FMR UK) is 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom.

[2]	The principal business address of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) is Floor 19, 41 Connaught Road Central, Hong Kong.

[3]	The principal business address of Fidelity Management & Research (Japan) Limited (FMR Japan) is Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan.

[4]	The principal business address of FIL Investment Advisors (FIA) is Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda.

[5]	The principal business address of FIL Investments (Japan) Limited (FIJ) is Tri-Seven Roppongi, 7-7-7 Roppongi, Minato-ku, Tokyo, Japan 106-0032.

[6]	The principal business address of FIL Investment Advisors (UK) Limited (FIA (UK)) is Beech Gate Millfield Lane Lower Kingswood, Tadworth, Surrey KT20 6RP, United Kingdom.

[7]	The principal business address of BlackRock Fund Advisors (BlackRock) is 400 Howard Street, San Francisco, California 94105.

[8]	The principal business address of Geode Capital Management, LLC (Geode) is 100 Summer Street, 12th Floor, Boston, Massachusetts 02110.

APPENDIX C

The following chart lists the lengths of service of each current Trustee or Advisory Board Member of each trust.

	Interested Trustees*		Advisory Board Members

Trust	Jonathan Chiel	Bettina Doulton	Robert A. Lawrence	Peter S. Lynch	Karen B. Peetz

Fidelity Advisor Series I	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Advisor Series VII	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2018	Advisory Board Member 2023

Fidelity Advisor Series VIII	Trustee 2016	Trustee 2021	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Capital Trust	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Central Investment Portfolios LLC	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2004	Advisory Board Member 2023

Fidelity Commonwealth Trust	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2018	Advisory Board Member 2023

Fidelity Concord Street Trust	Trustee 2016	Trustee 2021	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Contrafund	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Covington Trust	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Destiny Portfolios	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Devonshire Trust	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Financial Trust	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Hanover Street Trust	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Hastings Street Trust	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Investment Trust	Trustee 2016	Trustee 2021	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Magellan Fund	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Mt. Vernon Street Trust	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Puritan Trust	Trustee 2016	Trustee 2021	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Securities Fund	Trustee 2016	Trustee 2021	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

Fidelity Select Portfolios	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2018	Advisory Board Member 2023

Fidelity Summer Street Trust	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

	Interested Trustees*		Advisory Board Members

Trust	Jonathan Chiel	Bettina Doulton	Robert A. Lawrence	Peter S. Lynch	Karen B. Peetz

Fidelity Trend Fund	n/a	Trustee 2020	Trustee 2020	Advisory Board Member 2003	Advisory Board Member 2023

*	Trustee has been determined to be “interested” by virtue of, among other things, his affiliation with a trust or various entities under common control with FMR.

Independent Trustees

Trust	Vijay C. Advani	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy	Oscar Munoz	David M. Thomas	Susan Tomasky	Michael E. Wiley

Fidelity Advisor Series I	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Advisor Series VII	Trustee 2023	Trustee 2021	Trustee 2018	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2008

Fidelity Advisor Series VIII	Advisory Board Member 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Capital Trust	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Central Investment Portfolios LLC	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Commonwealth Trust	Trustee 2023	Trustee 2021	Trustee 2017	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2018	Trustee 2020	Trustee 2017

Fidelity Concord Street Trust	Advisory Board Member 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Contrafund	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Covington Trust	Trustee 2023	Trustee 2021	Trustee 2018	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2018	Trustee 2020	Trustee 2013

Fidelity Destiny Portfolios	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Devonshire Trust	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Financial Trust	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Hanover Street Trust	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Hastings Street Trust	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Investment Trust	Advisory Board Member 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Magellan Fund	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Mt. Vernon Street Trust	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Puritan Trust	Advisory Board Member 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Securities Fund	Advisory Board Member 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Select Portfolios	Trustee 2023	Trustee 2021	Trustee 2018	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2018	Trustee 2020	Trustee 2008

Independent Trustees

Trust	Vijay C. Advani	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy	Oscar Munoz	David M. Thomas	Susan Tomasky	Michael E. Wiley

Fidelity Summer Street Trust	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Fidelity Trend Fund	Trustee 2023	Trustee 2021	Trustee 2020	Trustee 2020	Trustee 2020	Trustee 2021	Trustee 2021	Trustee 2008	Trustee 2020	Trustee 2020

Appendix D

Information regarding nominee and Trustee ownership of fund shares as of [March 31], 2024 is provided below.

Interested Nominees

Dollar range of fund shares as of March 31, 2024	Bettina Doulton	Robert A. Lawrence
FIDELITY ADVISOR SERIES I
Fidelity Advisor Balanced Fund	[ ]	[ ]
Fidelity Advisor Dividend Growth Fund	[ ]	[ ]
Fidelity Advisor Equity Growth Fund	[ ]	[ ]
Fidelity Advisor Equity Income Fund	[ ]	[ ]
Fidelity Advisor Equity Value Fund	[ ]	[ ]
Fidelity Advisor Floating Rate High Income Fund	[ ]	[ ]
Fidelity Advisor Growth & Income Fund	[ ]	[ ]
Fidelity Advisor Growth Opportunities Fund	[ ]	[ ]
Fidelity Advisor High Income Advantage Fund	[ ]	[ ]
Fidelity Advisor Large Cap Fund	[ ]	[ ]
Fidelity Advisor Leveraged Company Stock Fund	[ ]	[ ]
Fidelity Advisor Mid Cap II Fund	[ ]	[ ]
Fidelity Advisor Series Equity Growth Fund	[ ]	[ ]
Fidelity Advisor Series Growth Opportunities Fund	[ ]	[ ]
Fidelity Advisor Series Small Cap Fund	[ ]	[ ]
Fidelity Advisor Small Cap Fund	[ ]	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund	[ ]	[ ]
Fidelity Advisor Value Fund	[ ]	[ ]
Fidelity Advisor Value Strategies Fund	[ ]	[ ]
Fidelity Real Estate High Income Fund	[ ]	[ ]

FIDELITY ADVISOR SERIES VII
Fidelity Advisor Biotechnology Fund	[ ]	[ ]
Fidelity Advisor Consumer Discretionary Fund	[ ]	[ ]
Fidelity Advisor Energy Fund	[ ]	[ ]
Fidelity Advisor Financials Fund	[ ]	[ ]
Fidelity Advisor Global Real Estate Fund	[ ]	[ ]
Fidelity Advisor Health Care Fund	[ ]	[ ]
Fidelity Advisor Industrials Fund	[ ]	[ ]
Fidelity Advisor Real Estate Fund	[ ]	[ ]
Fidelity Advisor Semiconductors Fund	[ ]	[ ]
Fidelity Advisor Technology Fund	[ ]	[ ]
Fidelity Advisor Utilities Fund	[ ]	[ ]

FIDELITY ADVISOR SERIES VIII
Fidelity Advisor Diversified International Fund	[ ]	[ ]
Fidelity Advisor Emerging Asia Fund	[ ]	[ ]
Fidelity Advisor Focused Emerging Markets Fund	[ ]	[ ]
Fidelity Advisor Global Capital Appreciation Fund	[ ]	[ ]
Fidelity Advisor Global Equity Income Fund	[ ]	[ ]
Fidelity Advisor International Capital Appreciation Fund	[ ]	[ ]
Fidelity Advisor Overseas Fund	[ ]	[ ]
Fidelity Advisor Value Leaders Fund	[ ]	[ ]

FIDELITY CAPITAL TRUST
Fidelity Capital Appreciation Fund	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Bettina Doulton	Robert A. Lawrence
Fidelity Disciplined Equity Fund	[ ]	[ ]
Fidelity Focused Stock Fund	[ ]	[ ]
Fidelity Stock Selector All Cap Fund	[ ]	[ ]
Fidelity Stock Selector Small Cap Fund	[ ]	[ ]
Fidelity Value Fund	[ ]	[ ]

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC
Fidelity Emerging Markets Equity Central Fund	[ ]	[ ]
Fidelity Floating Rate Central Fund	[ ]	[ ]
Fidelity High Income Central Fund	[ ]	[ ]
Fidelity International Equity Central Fund	[ ]	[ ]
Fidelity Real Estate Equity Central Fund	[ ]	[ ]
Fidelity Specialized High Income Central Fund	[ ]	[ ]
Fidelity U.S. Equity Central Fund	[ ]	[ ]

FIDELITY COMMONWEALTH TRUST
Fidelity® Nasdaq Composite Index® ETF	[ ]	[ ]

FIDELITY CONCORD STREET TRUST
Fidelity 500 Index Fund[2]	[ ]	[ ]
Fidelity Extended Market Index Fund[2]	[ ]	[ ]
Fidelity Flex 500 Index Fund	[ ]	[ ]
Fidelity Founders Fund	[ ]	[ ]
Fidelity International Index Fund[2]	[ ]	[ ]
Fidelity Large Cap Stock Fund	[ ]	[ ]
Fidelity Large Cap Stock K6 Fund	[ ]	[ ]
Fidelity Mid-Cap Stock Fund	[ ]	[ ]
Fidelity Mid-Cap Stock K6 Fund	[ ]	[ ]
Fidelity® Nasdaq Composite Index® Fund	[ ]	[ ]
Fidelity SAI International Small Cap Index Fund	[ ]	[ ]
Fidelity SAI Japan Stock Index Fund	[ ]	[ ]
Fidelity Series International Index Fund	[ ]	[ ]
Fidelity Series Small Cap Core Fund	[ ]	[ ]
Fidelity Series Small Cap Discovery Fund	[ ]	[ ]
Fidelity Series Total Market Index Fund	[ ]	[ ]
Fidelity Small Cap Discovery Fund	[ ]	[ ]
Fidelity Small Cap Stock Fund	[ ]	[ ]
Fidelity Small Cap Stock K6 Fund	[ ]	[ ]
Fidelity Total Market Index Fund[2]	[ ]	[ ]
Fidelity ZERO Extended Market Index Fund[2]	[ ]	[ ]
Fidelity ZERO International Index Fund[2]	[ ]	[ ]
Fidelity ZERO Large Cap Index Fund[2]	[ ]	[ ]
Fidelity ZERO Total Market Index Fund[2]	[ ]	[ ]

FIDELITY CONTRAFUND
Fidelity Advisor New Insights Fund	[ ]	[ ]
Fidelity Contrafund	[ ]	[ ]
Fidelity Contrafund K6	[ ]	[ ]
Fidelity Series Opportunistic Insights Fund	[ ]	[ ]

FIDELITY COVINGTON TRUST
Fidelity Blue Chip Growth ETF	[ ]	[ ]
Fidelity Blue Chip Value ETF	[ ]	[ ]
Fidelity Clean Energy ETF	[ ]	[ ]
Fidelity Cloud Computing ETF	[ ]	[ ]
Fidelity Crypto Industry and Digital Payments ETF	[ ]	[ ]
Fidelity Digital Health ETF	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Bettina Doulton	Robert A. Lawrence
Fidelity Disruptive Automation ETF	[ ]	[ ]
Fidelity Disruptive Communications ETF	[ ]	[ ]
Fidelity Disruptive Finance ETF	[ ]	[ ]
Fidelity Disruptive Medicine ETF	[ ]	[ ]
Fidelity Disruptive Technology ETF	[ ]	[ ]
Fidelity Disruptors ETF	[ ]	[ ]
Fidelity Dividend ETF for Rising Rates	[ ]	[ ]
Fidelity Electric Vehicles and Future Transportation ETF	[ ]	[ ]
Fidelity Emerging Markets Multifactor ETF	[ ]	[ ]
Fidelity Enhanced International ETF	[ ]	[ ]
Fidelity Enhanced Large Cap Core ETF	[ ]	[ ]
Fidelity Enhanced Large Cap Growth ETF	[ ]	[ ]
Fidelity Enhanced Large Cap Value ETF	[ ]	[ ]
Fidelity Enhanced Mid Cap ETF	[ ]	[ ]
Fidelity Enhanced Small Cap ETF	[ ]	[ ]
Fidelity Fundamental Large Cap Core ETF	[ ]	[ ]
Fidelity Fundamental Large Cap Growth ETF	[ ]	[ ]
Fidelity Fundamental Large Cap Value ETF	[ ]	[ ]
Fidelity Fundamental Small-Mid Cap ETF	[ ]	[ ]
Fidelity High Dividend ETF	[ ]	[ ]
Fidelity High Yield Factor ETF	[ ]	[ ]
Fidelity International High Dividend ETF	[ ]	[ ]
Fidelity International Multifactor ETF	[ ]	[ ]
Fidelity International Value Factor ETF	[ ]	[ ]
Fidelity Low Volatility Factor ETF	[ ]	[ ]
Fidelity Magellan ETF	[ ]	[ ]
Fidelity Metaverse ETF	[ ]	[ ]
Fidelity Momentum Factor ETF	[ ]	[ ]
Fidelity MSCI Communication Services Index ETF[2]	[ ]	[ ]
Fidelity MSCI Consumer Discretionary Index ETF[2]	[ ]	[ ]
Fidelity MSCI Consumer Staples Index ETF[2]	[ ]	[ ]
Fidelity MSCI Energy Index ETF[2]	[ ]	[ ]
Fidelity MSCI Financials Index ETF[2]	[ ]	[ ]
Fidelity MSCI Health Care Index ETF[2]	[ ]	[ ]
Fidelity MSCI Industrials Index ETF[2]	[ ]	[ ]
Fidelity MSCI Information Technology Index ETF[2]	[ ]	[ ]
Fidelity MSCI Materials Index ETF[2]	[ ]	[ ]
Fidelity MSCI Real Estate Index ETF[2]	[ ]	[ ]
Fidelity MSCI Utilities Index ETF[2]	[ ]	[ ]
Fidelity Preferred Securities & Income ETF	[ ]	[ ]
Fidelity Quality Factor ETF	[ ]	[ ]
Fidelity Real Estate Investment ETF	[ ]	[ ]
Fidelity Small-Mid Multifactor ETF	[ ]	[ ]
Fidelity Stocks for Inflation ETF	[ ]	[ ]
Fidelity Sustainable High Yield ETF	[ ]	[ ]
Fidelity Sustainable U.S. Equity ETF	[ ]	[ ]
Fidelity U.S. Multifactor ETF	[ ]	[ ]
Fidelity Value Factor ETF	[ ]	[ ]
Fidelity Women’s Leadership ETF	[ ]	[ ]

FIDELITY DESTINY PORTFOLIOS
Fidelity Advisor Capital Development Fund	[ ]	[ ]
Fidelity Advisor Diversified Stock Fund	[ ]	[ ]

FIDELITY DEVONSHIRE TRUST

Dollar range of fund shares as of March 31, 2024	Bettina Doulton	Robert A. Lawrence
Fidelity Equity-Income Fund	[ ]	[ ]
Fidelity Equity-Income K6 Fund	[ ]	[ ]
Fidelity Mid Cap Value Fund	[ ]	[ ]
Fidelity Mid Cap Value K6 Fund	[ ]	[ ]
Fidelity Series All-Sector Equity Fund	[ ]	[ ]
Fidelity Series Stock Selector Large Cap Value Fund	[ ]	[ ]
Fidelity Series Value Discovery Fund	[ ]	[ ]
Fidelity Stock Selector Large Cap Value Fund	[ ]	[ ]

FIDELITY FINANCIAL TRUST
Fidelity Convertible Securities Fund	[ ]	[ ]
Fidelity Equity Dividend Income Fund	[ ]	[ ]

FIDELITY HASTINGS STREET TRUST
Fidelity Fund	[ ]	[ ]
Fidelity Growth Discovery Fund	[ ]	[ ]
Fidelity Mega Cap Stock Fund	[ ]	[ ]
Fidelity Series Emerging Markets Debt Fund	[ ]	[ ]
Fidelity Series Emerging Markets Debt Local Currency Fund	[ ]	[ ]
Fidelity Series Large Cap Stock Fund	[ ]	[ ]

FIDELITY INVESTMENT TRUST
Fidelity Canada Fund	[ ]	[ ]
Fidelity China Region Fund	[ ]	[ ]
Fidelity Diversified International Fund	[ ]	[ ]
Fidelity Diversified International K6 Fund	[ ]	[ ]
Fidelity Emerging Asia Fund	[ ]	[ ]
Fidelity Emerging Markets Discovery Fund	[ ]	[ ]
Fidelity Emerging Markets Fund	[ ]	[ ]
Fidelity Enduring Opportunities Fund	[ ]	[ ]
Fidelity Europe Fund	[ ]	[ ]
Fidelity Global Commodity Stock Fund	[ ]	[ ]
Fidelity Global Equity Income Fund	[ ]	[ ]
Fidelity Infrastructure Fund	[ ]	[ ]
Fidelity International Capital Appreciation Fund	[ ]	[ ]
Fidelity International Capital Appreciation K6 Fund	[ ]	[ ]
Fidelity International Discovery Fund	[ ]	[ ]
Fidelity International Discovery K6 Fund	[ ]	[ ]
Fidelity International Growth Fund	[ ]	[ ]
Fidelity International Small Cap Fund	[ ]	[ ]
Fidelity International Small Cap Opportunities Fund	[ ]	[ ]
Fidelity International Value Fund	[ ]	[ ]
Fidelity Japan Fund	[ ]	[ ]
Fidelity Japan Smaller Companies Fund	[ ]	[ ]
Fidelity Latin America Fund	[ ]	[ ]
Fidelity Nordic Fund	[ ]	[ ]
Fidelity Overseas Fund	[ ]	[ ]
Fidelity Pacific Basin Fund	[ ]	[ ]
Fidelity SAI International SMA Completion Fund	[ ]	[ ]
Fidelity SAI Sustainable Emerging Markets Equity Fund	[ ]	[ ]
Fidelity SAI Sustainable International Equity Fund	[ ]	[ ]
Fidelity Series Canada Fund	[ ]	[ ]
Fidelity Series Emerging Markets Fund	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Bettina Doulton	Robert A. Lawrence
Fidelity Series Emerging Markets Opportunities Fund	[ ]	[ ]
Fidelity Series International Growth Fund	[ ]	[ ]
Fidelity Series International Small Cap Fund	[ ]	[ ]
Fidelity Series International Value Fund	[ ]	[ ]
Fidelity Series Overseas Fund	[ ]	[ ]
Fidelity Series Select International Small Cap Fund	[ ]	[ ]
Fidelity Series Sustainable Emerging Markets Fund	[ ]	[ ]
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	[ ]	[ ]
Fidelity Sustainable Emerging Markets Equity Fund	[ ]	[ ]
Fidelity Sustainable International Equity Fund	[ ]	[ ]
Fidelity Total Emerging Markets Fund	[ ]	[ ]
Fidelity Total International Equity Fund	[ ]	[ ]
Fidelity Worldwide Fund	[ ]	[ ]

FIDELITY MAGELLAN FUND
Fidelity Magellan Fund	[ ]	[ ]
Fidelity Magellan K6 Fund	[ ]	[ ]

FIDELITY MT. VERNON STREET TRUST
Fidelity Equity Growth K6 Fund	[ ]	[ ]
Fidelity Growth Company Fund	[ ]	[ ]
Fidelity Growth Company K6 Fund	[ ]	[ ]
Fidelity Growth Strategies Fund	[ ]	[ ]
Fidelity Growth Strategies K6 Fund	[ ]	[ ]
Fidelity® New Millennium Fund®	[ ]	[ ]
Fidelity Series Growth Company Fund	[ ]	[ ]

FIDELITY PURITAN TRUST
Fidelity Balanced Fund	[ ]	[ ]
Fidelity Balanced K6 Fund	[ ]	[ ]
Fidelity Low-Priced Stock Fund	[ ]	[ ]
Fidelity Low-Priced Stock K6 Fund	[ ]	[ ]
Fidelity® Puritan® Fund	[ ]	[ ]
Fidelity Puritan K6 Fund	[ ]	[ ]
Fidelity Series Intrinsic Opportunities Fund	[ ]	[ ]
Fidelity Value Discovery Fund	[ ]	[ ]
Fidelity Value Discovery K6 Fund	[ ]	[ ]

FIDELITY SECURITIES FUND
Fidelity Blue Chip Growth Fund	[ ]	[ ]
Fidelity Blue Chip Growth K6 Fund	[ ]	[ ]
Fidelity Blue Chip Value Fund	[ ]	[ ]
Fidelity Dividend Growth Fund	[ ]	[ ]
Fidelity Growth & Income Portfolio	[ ]	[ ]
Fidelity Leveraged Company Stock Fund	[ ]	[ ]
Fidelity OTC K6 Portfolio	[ ]	[ ]
Fidelity OTC Portfolio	[ ]	[ ]
Fidelity Real Estate Income Fund	[ ]	[ ]
Fidelity Series Blue Chip Growth Fund	[ ]	[ ]
Fidelity Series Real Estate Income Fund	[ ]	[ ]
Fidelity Series Small Cap Opportunities Fund	[ ]	[ ]
Fidelity Small Cap Growth Fund	[ ]	[ ]
Fidelity Small Cap Growth K6 Fund	[ ]	[ ]
Fidelity Small Cap Value Fund	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Bettina Doulton	Robert A. Lawrence
FIDELITY SELECT PORTFOLIOS
Fidelity Environment and Alternative Energy Fund	[ ]	[ ]
Fidelity International Real Estate Fund	[ ]	[ ]
Fidelity Natural Resources Fund	[ ]	[ ]
Fidelity Real Estate Investment Portfolio	[ ]	[ ]
Fidelity Telecom and Utilities Fund	[ ]	[ ]
Fidelity Automotive Portfolio	[ ]	[ ]
Fidelity Banking Portfolio	[ ]	[ ]
Fidelity Biotechnology Portfolio	[ ]	[ ]
Fidelity Brokerage and Investment Management Portfolio	[ ]	[ ]
Fidelity Chemicals Portfolio	[ ]	[ ]
Fidelity Communication Services Portfolio	[ ]	[ ]
Fidelity Construction and Housing Portfolio	[ ]	[ ]
Fidelity Consumer Discretionary Portfolio	[ ]	[ ]
Fidelity Consumer Staples Portfolio	[ ]	[ ]
Fidelity Defense and Aerospace Portfolio	[ ]	[ ]
Fidelity Energy Portfolio	[ ]	[ ]
Fidelity Financials Portfolio	[ ]	[ ]
Fidelity FinTech Portfolio	[ ]	[ ]
Fidelity Gold Portfolio	[ ]	[ ]
Fidelity Health Care Portfolio	[ ]	[ ]
Fidelity Health Care Services Portfolio	[ ]	[ ]
Fidelity Industrials Portfolio	[ ]	[ ]
Fidelity Insurance Portfolio	[ ]	[ ]
Fidelity Enterprise Technology Services Portfolio	[ ]	[ ]
Fidelity Leisure Portfolio	[ ]	[ ]
Fidelity Materials Portfolio	[ ]	[ ]
Fidelity Medical Technology and Devices Portfolio	[ ]	[ ]
Fidelity Pharmaceuticals Portfolio	[ ]	[ ]
Fidelity Retailing Portfolio	[ ]	[ ]
Fidelity Semiconductors Portfolio	[ ]	[ ]
Fidelity Software and IT Services Portfolio	[ ]	[ ]
Fidelity Tech Hardware Portfolio	[ ]	[ ]
Fidelity Technology Portfolio	[ ]	[ ]
Fidelity Telecommunications Portfolio	[ ]	[ ]
Fidelity Transportation Portfolio	[ ]	[ ]
Fidelity Utilities Portfolio	[ ]	[ ]
Fidelity Wireless Portfolio	[ ]	[ ]

FIDELITY SUMMER STREET TRUST
Fidelity Agricultural Productivity Fund	[ ]	[ ]
Fidelity Capital & Income Fund	[ ]	[ ]
Fidelity Climate Action Fund	[ ]	[ ]
Fidelity Focused High Income Fund	[ ]	[ ]
Fidelity Global High Income Fund	[ ]	[ ]
Fidelity Healthy Future Fund	[ ]	[ ]
Fidelity High Income Fund	[ ]	[ ]
Fidelity New Markets Income Fund	[ ]	[ ]
Fidelity SAI High Income Fund	[ ]	[ ]
Fidelity SAI Sustainable Future Fund	[ ]	[ ]
Fidelity SAI Sustainable Sector Fund	[ ]	[ ]
Fidelity SAI Sustainable U.S. Equity Fund	[ ]	[ ]
Fidelity Series Floating Rate High Income Fund	[ ]	[ ]
Fidelity Series High Income Fund	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Bettina Doulton	Robert A. Lawrence
Fidelity Series Sustainable U.S. Market Fund	[ ]	[ ]
Fidelity Short Duration High Income Fund	[ ]	[ ]
Fidelity Sustainable U.S. Equity Fund	[ ]	[ ]
Fidelity U.S. Low Volatility Equity Fund	[ ]	[ ]
Fidelity Water Sustainability Fund	[ ]	[ ]
Fidelity Women’s Leadership Fund	[ ]	[ ]

FIDELITY TREND FUND
Fidelity Trend Fund	[ ]	[ ]

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	[ ]	[ ]

Independent Nominees

Dollar range of fund shares as of March 31, 2024	Vijay C. Advani	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
FIDELITY ADVISOR SERIES I
Fidelity Advisor Balanced Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Dividend Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Floating Rate High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth & Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Advantage Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Large Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Leveraged Company Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap II Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Series Equity Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Series Growth Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Series Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Strategies Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY ADVISOR SERIES VII
Fidelity Advisor Biotechnology Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Discretionary Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Energy Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Financials Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Real Estate Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Health Care Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Industrials Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Semiconductors Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Technology Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Utilities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Vijay C. Advani	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
FIDELITY ADVISOR SERIES VIII
Fidelity Advisor Diversified International Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Asia Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Focused Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Equity Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Overseas Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Leaders Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY CAPITAL TRUST
Fidelity Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disciplined Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Focused Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector All Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC
Fidelity Emerging Markets Equity Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Floating Rate Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity High Income Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Equity Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Equity Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Specialized High Income Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity U.S. Equity Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY COMMONWEALTH TRUST
Fidelity® Nasdaq Composite Index® ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY CONCORD STREET TRUST
Fidelity 500 Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Extended Market Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Flex 500 Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Founders Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Large Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Large Cap Stock K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Mid-Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Mid-Cap Stock K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity® Nasdaq Composite Index® Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI International Small Cap Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Japan Stock Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Small Cap Core Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Small Cap Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Total Market Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Stock K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Total Market Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Vijay C. Advani	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity ZERO Extended Market Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO International Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO Large Cap Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO Total Market Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY CONTRAFUND
Fidelity Advisor New Insights Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Contrafund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Contrafund K6	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Opportunistic Insights Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY COVINGTON TRUST
Fidelity Blue Chip Growth ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Blue Chip Value ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Clean Energy ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Cloud Computing ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Crypto Industry and Digital Payments ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Digital Health ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Automation ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Communications ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Finance ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Medicine ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Technology ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptors ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Dividend ETF for Rising Rates	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Electric Vehicles and Future Transportation ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Multifactor ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced International ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Large Cap Core ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Large Cap Growth ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Large Cap Value ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Mid Cap ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Small Cap ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Large Cap Core ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Large Cap Growth ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Large Cap Value ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Small-Mid Cap ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity High Dividend ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity High Yield Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International High Dividend ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Multifactor ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Value Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Low Volatility Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Magellan ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Metaverse ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Momentum Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Communication Services Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Consumer Discretionary Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Consumer Staples Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Energy Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Financials Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Health Care Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Vijay C. Advani	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity MSCI Industrials Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Information Technology Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Materials Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Real Estate Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Utilities Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Preferred Securities & Income ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Quality Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Investment ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small-Mid Multifactor ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Stocks for Inflation ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable High Yield ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable U.S. Equity ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity U.S. Multifactor ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Value Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Women’s Leadership ETF	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY DESTINY PORTFOLIOS
Fidelity Advisor Capital Development Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY DEVONSHIRE TRUST
Fidelity Equity-Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Equity-Income K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Mid Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Mid Cap Value K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series All-Sector Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Stock Selector Large Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Value Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector Large Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY FINANCIAL TRUST
Fidelity Convertible Securities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Equity Dividend Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY HANOVER STREET TRUST
Fidelity Emerging Markets Debt Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Debt Local Currency Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY HASTINGS STREET TRUST
Fidelity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Mega Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Debt Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Debt Local Currency Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Large Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY INVESTMENT TRUST
Fidelity Canada Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity China Region Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Diversified International Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Diversified International K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Asia Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Vijay C. Advani	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity Emerging Markets Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enduring Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Europe Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Global Commodity Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Global Equity Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Infrastructure Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Capital Appreciation K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Discovery K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Small Cap Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Japan Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Japan Smaller Companies Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Latin America Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Nordic Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Overseas Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Pacific Basin Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI International SMA Completion Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable Emerging Markets Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable International Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Canada Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Overseas Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Select International Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Sustainable Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable Emerging Markets Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable International Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Total Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Total International Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Worldwide Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY MAGELLAN FUND
Fidelity Magellan Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Magellan K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY MT. VERNON STREET TRUST
Fidelity Equity Growth K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Company Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Vijay C. Advani	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity Growth Company K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Strategies Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Strategies K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity® New Millennium Fund®	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Growth Company Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY PURITAN TRUST
Fidelity Balanced Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Balanced K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Low-Priced Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Low-Priced Stock K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity® Puritan® Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Puritan K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Intrinsic Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Value Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Value Discovery K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY SECURITIES FUND
Fidelity Blue Chip Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Blue Chip Growth K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Blue Chip Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Dividend Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth & Income Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Leveraged Company Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity OTC K6 Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity OTC Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Blue Chip Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Real Estate Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Small Cap Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Growth K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY SELECT PORTFOLIOS
Fidelity Automotive Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Banking Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Biotechnology Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Brokerage and Investment Management Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Chemicals Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Communication Services Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Construction and Housing Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Consumer Discretionary Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Consumer Staples Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Defense and Aerospace Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Energy Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Financials Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity FinTech Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Gold Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Health Care Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Health Care Services Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Industrials Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Insurance Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Real Estate Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enterprise Technology Services Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Vijay C. Advani	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity Environment and Alternative Energy Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Leisure Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Materials Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Medical Technology and Devices Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Natural Resources Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Pharmaceuticals Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Retailing Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Investment Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Semiconductors Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Software and IT Services Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Tech Hardware Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Technology Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Telecommunications Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Telecom and Utilities Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Transportation Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Utilities Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Wireless Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY SUMMER STREET TRUST
Fidelity Agricultural Productivity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Capital & Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Climate Action Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Focused High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Global High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Healthy Future Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity New Markets Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable Future Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable Sector Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable U.S. Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Floating Rate High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Sustainable U.S. Market Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Short Duration High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable U.S. Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity U.S. Low Volatility Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Water Sustainability Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Women’s Leadership Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY TREND FUND	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Fidelity Trend Fund	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
FIDELITY ADVISOR SERIES I	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Balanced Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Dividend Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity Advisor Floating Rate High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth & Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Advantage Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Large Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Leveraged Company Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap II Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Series Equity Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Series Growth Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Series Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Strategies Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY ADVISOR SERIES VII
Fidelity Advisor Biotechnology Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Discretionary Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Energy Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Financials Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Real Estate Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Health Care Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Industrials Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Semiconductors Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Technology Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Utilities Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY ADVISOR SERIES VIII
Fidelity Advisor Diversified International Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Asia Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Focused Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Equity Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Overseas Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Leaders Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY CAPITAL TRUST
Fidelity Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disciplined Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Focused Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector All Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC

Dollar range of fund shares as of March 31, 2024	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity Emerging Markets Equity Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Floating Rate Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity High Income Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Equity Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Equity Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Specialized High Income Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity U.S. Equity Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY COMMONWEALTH TRUST
Fidelity® Nasdaq Composite Index® ETF	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY CONCORD STREET TRUST
Fidelity 500 Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Extended Market Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Flex 500 Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Founders Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Large Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Large Cap Stock K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Mid-Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Mid-Cap Stock K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity® Nasdaq Composite Index® Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI International Small Cap Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Japan Stock Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Small Cap Core Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Small Cap Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Total Market Index Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Stock K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Total Market Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO Extended Market Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO International Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO Large Cap Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO Total Market Index Fund[2]	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY CONTRAFUND
Fidelity Advisor New Insights Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Contrafund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Contrafund K6	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Opportunistic Insights Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY COVINGTON TRUST
Fidelity Blue Chip Growth ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Blue Chip Value ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Clean Energy ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Cloud Computing ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Crypto Industry and Digital Payments ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Digital Health ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Automation ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Communications ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Finance ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Medicine ETF	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity Disruptive Technology ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptors ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Dividend ETF for Rising Rates	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Electric Vehicles and Future Transportation ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Multifactor ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced International ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Large Cap Core ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Large Cap Growth ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Large Cap Value ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Mid Cap ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Small Cap ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Large Cap Core ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Large Cap Growth ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Large Cap Value ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Small-Mid Cap ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity High Dividend ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity High Yield Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International High Dividend ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Multifactor ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Value Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Low Volatility Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Magellan ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Metaverse ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Momentum Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Communication Services Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Consumer Discretionary Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Consumer Staples Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Energy Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Financials Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Health Care Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Industrials Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Information Technology Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Materials Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Real Estate Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Utilities Index ETF[2]	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Preferred Securities & Income ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Quality Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Investment ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small-Mid Multifactor ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Stocks for Inflation ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable High Yield ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable U.S. Equity ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity U.S. Multifactor ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Value Factor ETF	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Women’s Leadership ETF	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY DESTINY PORTFOLIOS
Fidelity Advisor Capital Development Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY DEVONSHIRE TRUST
Fidelity Equity-Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Equity-Income K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity Mid Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Mid Cap Value K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series All-Sector Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Stock Selector Large Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Value Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector Large Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY FINANCIAL TRUST
Fidelity Convertible Securities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Equity Dividend Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY HANOVER STREET TRUST
Fidelity Emerging Markets Debt Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Debt Local Currency Central Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY HASTINGS STREET TRUST
Fidelity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Mega Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Debt Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Debt Local Currency Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Large Cap Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY INVESTMENT TRUST
Fidelity Canada Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity China Region Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Diversified International Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Diversified International K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Asia Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enduring Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Europe Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Global Commodity Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Global Equity Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Infrastructure Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Capital Appreciation K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Discovery K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Small Cap Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Japan Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Japan Smaller Companies Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Latin America Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Nordic Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Overseas Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Pacific Basin Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity SAI International SMA Completion Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable Emerging Markets Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable International Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Canada Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Overseas Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Select International Small Cap Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Sustainable Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable Emerging Markets Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable International Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Total Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Total International Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Worldwide Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY MAGELLAN FUND
Fidelity Magellan Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Magellan K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY MT. VERNON STREET TRUST
Fidelity Equity Growth K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Company Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Company K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Strategies Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Strategies K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity® New Millennium Fund®	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Growth Company Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY PURITAN TRUST
Fidelity Balanced Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Balanced K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Low-Priced Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Low-Priced Stock K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity® Puritan® Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Puritan K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Intrinsic Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Value Discovery Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Value Discovery K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY SECURITIES FUND
Fidelity Blue Chip Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Blue Chip Growth K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Blue Chip Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Dividend Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Growth & Income Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Leveraged Company Stock Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity OTC K6 Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity OTC Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Blue Chip Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Real Estate Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Small Cap Opportunities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Growth Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Growth K6 Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Value Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY SELECT PORTFOLIOS
Fidelity Automotive Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Banking Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Biotechnology Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Brokerage and Investment Management Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Chemicals Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Communication Services Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Construction and Housing Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Consumer Discretionary Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Consumer Staples Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Defense and Aerospace Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Energy Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Financials Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity FinTech Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Gold Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Health Care Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Health Care Services Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Industrials Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Insurance Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity International Real Estate Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Enterprise Technology Services Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Environment and Alternative Energy Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Leisure Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Materials Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Medical Technology and Devices Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Natural Resources Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Pharmaceuticals Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Retailing Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Investment Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Semiconductors Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Software and IT Services Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Tech Hardware Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Technology Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Telecommunications Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Telecom and Utilities Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Transportation Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Utilities Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Wireless Portfolio	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY SUMMER STREET TRUST
Fidelity Agricultural Productivity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Capital & Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Climate Action Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Focused High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]

Dollar range of fund shares as of March 31, 2024	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity Global High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Healthy Future Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity New Markets Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable Future Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable Sector Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable U.S. Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Floating Rate High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Series Sustainable U.S. Market Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Short Duration High Income Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable U.S. Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity U.S. Low Volatility Equity Fund	[ ]	[ ]	[ ]	[ ]	[ ]
Fidelity Water Sustainability Fund	[ ]	[ ]	[ ]	[ ]	[ ]

FIDELITY TREND FUND
Fidelity Trend Fund	[ ]	[ ]	[ ]	[ ]	[ ]

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	[ ]	[ ]	[ ]	[ ]	[ ]

Interested Trustees

Dollar range of fund shares as of March 31, 2024	Jonathan Chiel
FIDELITY ADVISOR SERIES I
Fidelity Advisor Balanced Fund	[ ]
Fidelity Advisor Dividend Growth Fund	[ ]
Fidelity Advisor Equity Growth Fund	[ ]
Fidelity Advisor Equity Income Fund	[ ]
Fidelity Advisor Equity Value Fund	[ ]
Fidelity Advisor Floating Rate High Income Fund	[ ]
Fidelity Advisor Growth & Income Fund	[ ]
Fidelity Advisor Growth Opportunities Fund	[ ]
Fidelity Advisor High Income Advantage Fund	[ ]
Fidelity Advisor Large Cap Fund	[ ]
Fidelity Advisor Leveraged Company Stock Fund	[ ]
Fidelity Advisor Mid Cap II Fund	[ ]
Fidelity Advisor Series Equity Growth Fund	[ ]
Fidelity Advisor Series Growth Opportunities Fund	[ ]
Fidelity Advisor Series Small Cap Fund	[ ]
Fidelity Advisor Small Cap Fund	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund	[ ]
Fidelity Advisor Value Fund	[ ]
Fidelity Advisor Value Strategies Fund	[ ]
Fidelity Real Estate High Income Fund	[ ]

FIDELITY ADVISOR SERIES VII
Fidelity Advisor Biotechnology Fund	[ ]
Fidelity Advisor Consumer Discretionary Fund	[ ]
Fidelity Advisor Energy Fund	[ ]
Fidelity Advisor Financials Fund	[ ]
Fidelity Advisor Global Real Estate Fund	[ ]
Fidelity Advisor Health Care Fund	[ ]

Dollar range of fund shares as of March 31, 2024	Jonathan Chiel
Fidelity Advisor Industrials Fund	[ ]
Fidelity Advisor Real Estate Fund	[ ]
Fidelity Advisor Semiconductors Fund	[ ]
Fidelity Advisor Technology Fund	[ ]
Fidelity Advisor Utilities Fund	[ ]

FIDELITY ADVISOR SERIES VIII
Fidelity Advisor Diversified International Fund	[ ]
Fidelity Advisor Emerging Asia Fund	[ ]
Fidelity Advisor Focused Emerging Markets Fund	[ ]
Fidelity Advisor Global Capital Appreciation Fund	[ ]
Fidelity Advisor Global Equity Income Fund	[ ]
Fidelity Advisor International Capital Appreciation Fund	[ ]
Fidelity Advisor Overseas Fund	[ ]
Fidelity Advisor Value Leaders Fund	[ ]

FIDELITY CAPITAL TRUST
Fidelity Capital Appreciation Fund	[ ]
Fidelity Disciplined Equity Fund	[ ]
Fidelity Focused Stock Fund	[ ]
Fidelity Stock Selector All Cap Fund	[ ]
Fidelity Stock Selector Small Cap Fund	[ ]
Fidelity Value Fund	[ ]

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC
Fidelity Emerging Markets Equity Central Fund	[ ]
Fidelity Floating Rate Central Fund	[ ]
Fidelity High Income Central Fund	[ ]
Fidelity International Equity Central Fund	[ ]
Fidelity Real Estate Equity Central Fund	[ ]
Fidelity Specialized High Income Central Fund	[ ]
Fidelity U.S. Equity Central Fund	[ ]

FIDELITY COMMONWEALTH TRUST
Fidelity® Nasdaq Composite Index® ETF	[ ]

FIDELITY CONCORD STREET TRUST
Fidelity 500 Index Fund[2]	[ ]
Fidelity Extended Market Index Fund[2]	[ ]
Fidelity Flex 500 Index Fund	[ ]
Fidelity Founders Fund	[ ]
Fidelity International Index Fund[2]	[ ]
Fidelity Large Cap Stock Fund	[ ]
Fidelity Large Cap Stock K6 Fund	[ ]
Fidelity Mid-Cap Stock Fund	[ ]
Fidelity Mid-Cap Stock K6 Fund	[ ]
Fidelity® Nasdaq Composite Index® Fund	[ ]
Fidelity SAI International Small Cap Index Fund	[ ]
Fidelity SAI Japan Stock Index Fund	[ ]
Fidelity Series International Index Fund	[ ]
Fidelity Series Small Cap Core Fund	[ ]
Fidelity Series Small Cap Discovery Fund	[ ]
Fidelity Series Total Market Index Fund	[ ]
Fidelity Small Cap Discovery Fund	[ ]
Fidelity Small Cap Stock Fund	[ ]
Fidelity Small Cap Stock K6 Fund	[ ]
Fidelity Total Market Index Fund[2]	[ ]

Dollar range of fund shares as of March 31, 2024	Jonathan Chiel
Fidelity ZERO Extended Market Index Fund[2]	[ ]
Fidelity ZERO International Index Fund[2]	[ ]
Fidelity ZERO Large Cap Index Fund[2]	[ ]
Fidelity ZERO Total Market Index Fund[2]	[ ]

FIDELITY CONTRAFUND
Fidelity Advisor New Insights Fund	[ ]
Fidelity Contrafund	[ ]
Fidelity Contrafund K6	[ ]
Fidelity Series Opportunistic Insights Fund	[ ]

FIDELITY COVINGTON TRUST
Fidelity Blue Chip Growth ETF	[ ]
Fidelity Blue Chip Value ETF	[ ]
Fidelity Clean Energy ETF	[ ]
Fidelity Cloud Computing ETF	[ ]
Fidelity Crypto Industry and Digital Payments ETF	[ ]
Fidelity Digital Health ETF	[ ]
Fidelity Disruptive Automation ETF	[ ]
Fidelity Disruptive Communications ETF	[ ]
Fidelity Disruptive Finance ETF	[ ]
Fidelity Disruptive Medicine ETF	[ ]
Fidelity Disruptive Technology ETF	[ ]
Fidelity Disruptors ETF	[ ]
Fidelity Dividend ETF for Rising Rates	[ ]
Fidelity Electric Vehicles and Future Transportation ETF	[ ]
Fidelity Emerging Markets Multifactor ETF	[ ]
Fidelity Enhanced International ETF	[ ]
Fidelity Enhanced Large Cap Core ETF	[ ]
Fidelity Enhanced Large Cap Growth ETF	[ ]
Fidelity Enhanced Large Cap Value ETF	[ ]
Fidelity Enhanced Mid Cap ETF	[ ]
Fidelity Enhanced Small Cap ETF	[ ]
Fidelity Fundamental Large Cap Core ETF	[ ]
Fidelity Fundamental Large Cap Growth ETF	[ ]
Fidelity Fundamental Large Cap Value ETF	[ ]
Fidelity Fundamental Small-Mid Cap ETF	[ ]
Fidelity High Dividend ETF	[ ]
Fidelity High Yield Factor ETF	[ ]
Fidelity International High Dividend ETF	[ ]
Fidelity International Multifactor ETF	[ ]
Fidelity International Value Factor ETF	[ ]
Fidelity Low Volatility Factor ETF	[ ]
Fidelity Magellan ETF	[ ]
Fidelity Metaverse ETF	[ ]
Fidelity Momentum Factor ETF	[ ]
Fidelity MSCI Communication Services Index ETF[2]	[ ]
Fidelity MSCI Consumer Discretionary Index ETF[2]	[ ]
Fidelity MSCI Consumer Staples Index ETF[2]	[ ]
Fidelity MSCI Energy Index ETF[2]	[ ]
Fidelity MSCI Financials Index ETF[2]	[ ]
Fidelity MSCI Health Care Index ETF[2]	[ ]
Fidelity MSCI Industrials Index ETF[2]	[ ]
Fidelity MSCI Information Technology Index ETF[2]	[ ]
Fidelity MSCI Materials Index ETF[2]	[ ]
Fidelity MSCI Real Estate Index ETF[2]	[ ]
Fidelity MSCI Utilities Index ETF[2]	[ ]
Fidelity Preferred Securities & Income ETF	[ ]

Dollar range of fund shares as of March 31, 2024	Jonathan Chiel
Fidelity Quality Factor ETF	[ ]
Fidelity Real Estate Investment ETF	[ ]
Fidelity Small-Mid Multifactor ETF	[ ]
Fidelity Stocks for Inflation ETF	[ ]
Fidelity Sustainable High Yield ETF	[ ]
Fidelity Sustainable U.S. Equity ETF	[ ]
Fidelity U.S. Multifactor ETF	[ ]
Fidelity Value Factor ETF	[ ]
Fidelity Women’s Leadership ETF	[ ]

FIDELITY DESTINY PORTFOLIOS
Fidelity Advisor Capital Development Fund	[ ]
Fidelity Advisor Diversified Stock Fund	[ ]

FIDELITY DEVONSHIRE TRUST
Fidelity Equity-Income Fund	[ ]
Fidelity Equity-Income K6 Fund	[ ]
Fidelity Mid Cap Value Fund	[ ]
Fidelity Mid Cap Value K6 Fund	[ ]
Fidelity Series All-Sector Equity Fund	[ ]
Fidelity Series Stock Selector Large Cap Value Fund	[ ]
Fidelity Series Value Discovery Fund	[ ]
Fidelity Stock Selector Large Cap Value Fund	[ ]

FIDELITY FINANCIAL TRUST
Fidelity Convertible Securities Fund	[ ]
Fidelity Equity Dividend Income Fund	[ ]

FIDELITY HANOVER STREET TRUST
Fidelity Emerging Markets Debt Central Fund	[ ]
Fidelity Emerging Markets Debt Local Currency Central Fund	[ ]

FIDELITY HASTINGS STREET TRUST
Fidelity Fund	[ ]
Fidelity Growth Discovery Fund	[ ]
Fidelity Mega Cap Stock Fund	[ ]
Fidelity Series Emerging Markets Debt Fund	[ ]
Fidelity Series Emerging Markets Debt Local Currency Fund	[ ]
Fidelity Series Large Cap Stock Fund	[ ]

FIDELITY INVESTMENT TRUST
Fidelity Canada Fund	[ ]
Fidelity China Region Fund	[ ]
Fidelity Diversified International Fund	[ ]
Fidelity Diversified International K6 Fund	[ ]
Fidelity Emerging Asia Fund	[ ]
Fidelity Emerging Markets Discovery Fund	[ ]
Fidelity Emerging Markets Fund	[ ]
Fidelity Enduring Opportunities Fund	[ ]
Fidelity Europe Fund	[ ]
Fidelity Global Commodity Stock Fund	[ ]
Fidelity Global Equity Income Fund	[ ]
Fidelity Infrastructure Fund	[ ]
Fidelity International Capital Appreciation Fund	[ ]
Fidelity International Capital Appreciation K6 Fund	[ ]
Fidelity International Discovery Fund	[ ]

Dollar range of fund shares as of March 31, 2024	Jonathan Chiel
Fidelity International Discovery K6 Fund	[ ]
Fidelity International Growth Fund	[ ]
Fidelity International Small Cap Fund	[ ]
Fidelity International Small Cap Opportunities Fund	[ ]
Fidelity International Value Fund	[ ]
Fidelity Japan Fund	[ ]
Fidelity Japan Smaller Companies Fund	[ ]
Fidelity Latin America Fund	[ ]
Fidelity Nordic Fund	[ ]
Fidelity Overseas Fund	[ ]
Fidelity Pacific Basin Fund	[ ]
Fidelity SAI International SMA Completion Fund	[ ]
Fidelity SAI Sustainable Emerging Markets Equity Fund	[ ]
Fidelity SAI Sustainable International Equity Fund	[ ]
Fidelity Series Canada Fund	[ ]
Fidelity Series Emerging Markets Fund	[ ]
Fidelity Series Emerging Markets Opportunities Fund	[ ]
Fidelity Series International Growth Fund	[ ]
Fidelity Series International Small Cap Fund	[ ]
Fidelity Series International Value Fund	[ ]
Fidelity Series Overseas Fund	[ ]
Fidelity Series Select International Small Cap Fund	[ ]
Fidelity Series Sustainable Emerging Markets Fund	[ ]
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	[ ]
Fidelity Sustainable Emerging Markets Equity Fund	[ ]
Fidelity Sustainable International Equity Fund	[ ]
Fidelity Total Emerging Markets Fund	[ ]
Fidelity Total International Equity Fund	[ ]
Fidelity Worldwide Fund	[ ]

FIDELITY MAGELLAN FUND
Fidelity Magellan Fund	[ ]
Fidelity Magellan K6 Fund	[ ]

FIDELITY MT. VERNON STREET TRUST
Fidelity Equity Growth K6 Fund	[ ]
Fidelity Growth Company Fund	[ ]
Fidelity Growth Company K6 Fund	[ ]
Fidelity Growth Strategies Fund	[ ]
Fidelity Growth Strategies K6 Fund	[ ]
Fidelity® New Millennium Fund®	[ ]
Fidelity Series Growth Company Fund	[ ]

FIDELITY PURITAN TRUST
Fidelity Balanced Fund	[ ]
Fidelity Balanced K6 Fund	[ ]
Fidelity Low-Priced Stock Fund	[ ]
Fidelity Low-Priced Stock K6 Fund	[ ]
Fidelity® Puritan® Fund	[ ]
Fidelity Puritan K6 Fund	[ ]
Fidelity Series Intrinsic Opportunities Fund	[ ]
Fidelity Value Discovery Fund	[ ]

Dollar range of fund shares as of March 31, 2024	Jonathan Chiel
Fidelity Value Discovery K6 Fund	[ ]

FIDELITY SECURITIES FUND
Fidelity Blue Chip Growth Fund	[ ]
Fidelity Blue Chip Growth K6 Fund	[ ]
Fidelity Blue Chip Value Fund	[ ]
Fidelity Dividend Growth Fund	[ ]
Fidelity Growth & Income Portfolio	[ ]
Fidelity Leveraged Company Stock Fund	[ ]
Fidelity OTC K6 Portfolio	[ ]
Fidelity OTC Portfolio	[ ]
Fidelity Real Estate Income Fund	[ ]
Fidelity Series Blue Chip Growth Fund	[ ]
Fidelity Series Real Estate Income Fund	[ ]
Fidelity Series Small Cap Opportunities Fund	[ ]
Fidelity Small Cap Growth Fund	[ ]
Fidelity Small Cap Growth K6 Fund	[ ]
Fidelity Small Cap Value Fund	[ ]

FIDELITY SELECT PORTFOLIOS
Fidelity Automotive Portfolio	[ ]
Fidelity Banking Portfolio	[ ]
Fidelity Biotechnology Portfolio	[ ]
Fidelity Brokerage and Investment Management Portfolio	[ ]
Fidelity Chemicals Portfolio	[ ]
Fidelity Communication Services Portfolio	[ ]
Fidelity Construction and Housing Portfolio	[ ]
Fidelity Consumer Discretionary Portfolio	[ ]
Fidelity Consumer Staples Portfolio	[ ]
Fidelity Defense and Aerospace Portfolio	[ ]
Fidelity Energy Portfolio	[ ]
Fidelity Financials Portfolio	[ ]
Fidelity FinTech Portfolio	[ ]
Fidelity Gold Portfolio	[ ]
Fidelity Health Care Portfolio	[ ]
Fidelity Health Care Services Portfolio	[ ]
Fidelity Industrials Portfolio	[ ]
Fidelity Insurance Portfolio	[ ]
Fidelity International Real Estate Fund	[ ]
Fidelity Enterprise Technology Services Portfolio	[ ]
Fidelity Environment and Alternative Energy Fund	[ ]
Fidelity Leisure Portfolio	[ ]
Fidelity Materials Portfolio	[ ]
Fidelity Medical Technology and Devices Portfolio	[ ]
Fidelity Natural Resources Fund	[ ]
Fidelity Pharmaceuticals Portfolio	[ ]
Fidelity Retailing Portfolio	[ ]
Fidelity Real Estate Investment Portfolio	[ ]
Fidelity Semiconductors Portfolio	[ ]
Fidelity Software and IT Services Portfolio	[ ]
Fidelity Tech Hardware Portfolio	[ ]
Fidelity Technology Portfolio	[ ]
Fidelity Telecommunications Portfolio	[ ]
Fidelity Telecom and Utilities Fund	[ ]
Fidelity Transportation Portfolio	[ ]
Fidelity Utilities Portfolio	[ ]
Fidelity Wireless Portfolio	[ ]

Dollar range of fund shares as of March 31, 2024	Jonathan Chiel
FIDELITY SUMMER STREET TRUST
Fidelity Agricultural Productivity Fund	[ ]
Fidelity Capital & Income Fund	[ ]
Fidelity Climate Action Fund	[ ]
Fidelity Focused High Income Fund	[ ]
Fidelity Global High Income Fund	[ ]
Fidelity Healthy Future Fund	[ ]
Fidelity High Income Fund	[ ]
Fidelity New Markets Income Fund	[ ]
Fidelity SAI High Income Fund	[ ]
Fidelity SAI Sustainable Future Fund	[ ]
Fidelity SAI Sustainable Sector Fund	[ ]
Fidelity SAI Sustainable U.S. Equity Fund	[ ]
Fidelity Series Floating Rate High Income Fund	[ ]
Fidelity Series High Income Fund	[ ]
Fidelity Series Sustainable U.S. Market Fund	[ ]
Fidelity Short Duration High Income Fund	[ ]
Fidelity Sustainable U.S. Equity Fund	[ ]
Fidelity U.S. Low Volatility Equity Fund	[ ]
Fidelity Water Sustainability Fund	[ ]
Fidelity Women’s Leadership Fund	[ ]

FIDELITY TREND FUND
Fidelity Trend Fund	[ ]

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	[ ]

APPENDIX E

The following table sets forth information describing the compensation of each Trustee and member of the Advisory Board for his or her services, for each fund’s fiscal year end (refer to Appendix A for fiscal year end information) or the calendar year ended December 31, 2023, as applicable. Jonathan Chiel, Bettina Doulton, and Robert A. Lawrence are interested persons and are compensated by Fidelity.

AGGREGATE COMPENSATION FROM A FUND	Vijay C. Advani		Heather Bonner		Thomas P. Bostick		Donald F. Donahue		Vicki L. Fuller		Patricia L. Kampling		Thomas A. Kennedy
FIDELITY ADVISOR SERIES I
Fidelity Advisor Balanced Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor Dividend Growth Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor Equity Growth Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor Equity Income Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor Equity Value Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor Floating Rate High Income Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor Growth & Income Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor Growth Opportunities Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor High Income Advantage Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor Large Cap Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor Leveraged Company Stock Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Advisor Mid Cap II Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

AGGREGATE COMPENSATION FROM A FUND	Vijay C. Advani	Heather Bonner	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy

Fidelity Advisor Series Equity Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Series Growth Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Series Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Stock Selector Mid Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Value Strategies Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Real Estate High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY ADVISOR SERIES VII

Fidelity Advisor Biotechnology Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Consumer Discretionary Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Energy Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Financials Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Global Real Estate Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Health Care Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Industrials Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Real Estate Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Semiconductors Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Technology Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Utilities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY ADVISOR SERIES VIII

Fidelity Advisor Diversified International Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Emerging Asia Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Focused Emerging Markets Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Global Capital Appreciation Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Global Equity Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor International Capital Appreciation Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Overseas Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Advisor Value Leaders Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY CAPITAL TRUST

Fidelity Capital Appreciation Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Disciplined Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Fidelity Focused Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Vijay C. Advani	Heather Bonner	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity Stock Selector All Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Stock Selector Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC
Fidelity Emerging Markets Equity Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Floating Rate Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity High Income Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Equity Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Real Estate Equity Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Specialized High Income Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity U.S. Equity Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY COMMONWEALTH TRUST
Fidelity® Nasdaq Composite Index® ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY CONCORD STREET TRUST
Fidelity 500 Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Extended Market Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Flex 500 Index Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Founders Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Large Cap Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Large Cap Stock K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Mid-Cap Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Mid-Cap Stock K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity® Nasdaq Composite Index® Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI International Small Cap Index Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI Japan Stock Index Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series International Index Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Small Cap Core Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Small Cap Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Total Market Index Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small Cap Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Vijay C. Advani	Heather Bonner	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity Small Cap Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small Cap Stock K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Total Market Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity ZERO Extended Market Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity ZERO International Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity ZERO Large Cap Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity ZERO Total Market Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY CONTRAFUND
Fidelity Advisor New Insights Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Contrafund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Contrafund K6	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Opportunistic Insights Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY COVINGTON TRUST
Fidelity Blue Chip Growth ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Blue Chip Value ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Clean Energy ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Cloud Computing ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Crypto Industry and Digital Payments ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Digital Health ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptive Automation ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptive Communications ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptive Finance ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptive Medicine ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptive Technology ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptors ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Dividend ETF for Rising Rates	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Electric Vehicles and Future Transportation ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Emerging Markets Multifactor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced International ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced Large Cap Core ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced Large Cap Growth ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced Large Cap Value ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced Mid Cap ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced Small Cap ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Vijay C. Advani	Heather Bonner	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity Fundamental Large Cap Core ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Fundamental Large Cap Growth ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Fundamental Large Cap Value ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Fundamental Small-Mid Cap ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity High Dividend ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity High Yield Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International High Dividend ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Multifactor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Value Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Low Volatility Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Magellan ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Metaverse ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Momentum Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Communication Services Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Consumer Discretionary Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Consumer Staples Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Energy Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Financials Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Health Care Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Industrials Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Information Technology Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Materials Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Real Estate Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Utilities Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Preferred Securities & Income ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Quality Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Real Estate Investment ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small-Mid Multifactor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Stocks for Inflation ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Sustainable High Yield ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Sustainable U.S. Equity ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity U.S. Multifactor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Value Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Women’s Leadership ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Vijay C. Advani	Heather Bonner	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy

FIDELITY DESTINY PORTFOLIOS
Fidelity Advisor Capital Development Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Diversified Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY DEVONSHIRE TRUST
Fidelity Equity-Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Equity-Income K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Mid Cap Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Mid Cap Value K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series All-Sector Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Stock Selector Large Cap Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Value Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Stock Selector Large Cap Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY FINANCIAL TRUST
Fidelity Convertible Securities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Equity Dividend Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY HANOVER STREET TRUST
Fidelity Emerging Markets Debt Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Emerging Markets Debt Local Currency Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY HASTINGS STREET TRUST
Fidelity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Growth Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Mega Cap Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Emerging Markets Debt Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Emerging Markets Debt Local Currency Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Large Cap Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY INVESTMENT TRUST
Fidelity Canada Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity China Region Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Diversified International Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Diversified International K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Vijay C. Advani	Heather Bonner	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity Emerging Asia Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Emerging Markets Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Emerging Markets Fund
Fidelity Enduring Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Europe Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Global Commodity Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Global Equity Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Infrastructure Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Capital Appreciation Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Capital Appreciation K6 Fund
Fidelity International Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Discovery K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Small Cap Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Japan Fund
Fidelity Japan Smaller Companies Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Latin America Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Nordic Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Overseas Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Pacific Basin Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI International SMA Completion Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Canada Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Emerging Markets Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Emerging Markets Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series International Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series International Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series International Value Fund
Fidelity Series Overseas Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Select International Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Vijay C. Advani		Heather Bonner		Thomas P. Bostick		Donald F. Donahue		Vicki L. Fuller		Patricia L. Kampling		Thomas A. Kennedy
Fidelity Series Sustainable Emerging Markets Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Sustainable Emerging Markets Equity Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Sustainable International Equity Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Total Emerging Markets Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Total International Equity Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Worldwide Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

FIDELITY MAGELLAN FUND
Fidelity Magellan Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Magellan K6 Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

FIDELITY MT. VERNON STREET TRUST
Fidelity Equity Growth K6 Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Growth Company Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Growth Company K6 Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Growth Strategies Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Growth Strategies K6 Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity® New Millennium Fund®	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Series Growth Company Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

FIDELITY PURITAN TRUST
Fidelity Balanced Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Balanced K6 Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Low-Priced Stock Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Low-Priced Stock K6 Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity® Puritan® Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Puritan K6 Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Series Intrinsic Opportunities Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Value Discovery Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Value Discovery K6 Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

FIDELITY SECURITIES FUND
Fidelity Blue Chip Growth Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Blue Chip Growth K6 Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Blue Chip Value Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Dividend Growth Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Growth & Income Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Leveraged Company Stock Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity OTC K6 Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity OTC Portfolio	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Fidelity Real Estate Income Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]

AGGREGATE COMPENSATION FROM A FUND	Vijay C. Advani	Heather Bonner	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity Series Blue Chip Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Real Estate Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Small Cap Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small Cap Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small Cap Growth K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small Cap Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY SELECT PORTFOLIOS
Fidelity Automotive Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Banking Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Biotechnology Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Brokerage and Investment Management Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Chemicals Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Communication Services Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Construction and Housing Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Consumer Discretionary Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Consumer Staples Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Defense and Aerospace Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Energy Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Financials Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity FinTech Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Gold Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Health Care Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Health Care Services Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Industrials Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Insurance Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Real Estate Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enterprise Technology Services Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Environment and Alternative Energy Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Leisure Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Materials Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Medical Technology and Devices Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Natural Resources Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Pharmaceuticals Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Retailing Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Real Estate Investment Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Vijay C. Advani	Heather Bonner	Thomas P. Bostick	Donald F. Donahue	Vicki L. Fuller	Patricia L. Kampling	Thomas A. Kennedy
Fidelity Semiconductors Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Software and IT Services Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Tech Hardware Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Technology Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Telecommunications Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Telecom and Utilities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Transportation Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Utilities Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Wireless Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY SUMMER STREET TRUST
Fidelity Agricultural Productivity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Capital & Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Climate Action Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Focused High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Global High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Healthy Future Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity New Markets Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI Sustainable Future Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI Sustainable Sector Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI Sustainable U.S. Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Floating Rate High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Sustainable U.S. Market Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Short Duration High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Sustainable U.S. Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity U.S. Low Volatility Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Water Sustainability Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Women’s Leadership Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY TREND FUND

Fidelity Trend Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

TOTAL COMPENSATION FROM THE FUND COMPLEX	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Peter S. Lynch	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
FIDELITY ADVISOR SERIES I
Fidelity Advisor Balanced Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Dividend Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Equity Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Equity Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Equity Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Floating Rate High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Growth?& Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Growth Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor High Income Advantage Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Large Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Leveraged Company Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Mid Cap II Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Series Equity Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Series Growth Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Series Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Stock Selector Mid Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Value Strategies Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Real Estate High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY ADVISOR SERIES VII
Fidelity Advisor Biotechnology Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Consumer Discretionary Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Energy Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Financials Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Global Real Estate Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Health Care Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Industrials Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Real Estate Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Semiconductors Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Technology Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Utilities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY ADVISOR SERIES VIII
Fidelity Advisor Diversified International Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Emerging Asia Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Focused Emerging Markets Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Global Capital Appreciation Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Peter S. Lynch	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity Advisor Global Equity Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor International Capital Appreciation Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Overseas Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Value Leaders Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY CAPITAL TRUST
Fidelity Capital Appreciation Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disciplined Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Focused Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Stock Selector All Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Stock Selector Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC
Fidelity Emerging Markets Equity Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Floating Rate Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity High Income Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Equity Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Real Estate Equity Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Specialized High Income Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity U.S. Equity Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY COMMONWEALTH TRUST
Fidelity® Nasdaq Composite Index® ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY CONCORD STREET TRUST
Fidelity 500 Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Extended Market Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Flex 500 Index Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Founders Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Large Cap Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Large Cap Stock K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Mid-Cap Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Mid-Cap Stock K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity® Nasdaq Composite Index® Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI International Small Cap Index Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI Japan Stock Index Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series International Index Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Small Cap Core Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Small Cap Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Total Market Index Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small Cap Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Peter S. Lynch	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity Small Cap Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small Cap Stock K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Total Market Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity ZERO Extended Market Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity ZERO International Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity ZERO Large Cap Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity ZERO Total Market Index Fund[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY CONTRAFUND
Fidelity Advisor New Insights Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Contrafund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Contrafund K6	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Opportunistic Insights Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY COVINGTON TRUST
Fidelity Blue Chip Growth ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Blue Chip Value ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Clean Energy ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Cloud Computing ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Crypto Industry and Digital Payments ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Digital Health ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptive Automation ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptive Communications ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptive Finance ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptive Medicine ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptive Technology ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Disruptors ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Dividend ETF for Rising Rates	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Electric Vehicles and Future Transportation ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Emerging Markets Multifactor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced International ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced Large Cap Core ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced Large Cap Growth ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced Large Cap Value ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced Mid Cap ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enhanced Small Cap ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Fundamental Large Cap Core ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Fundamental Large Cap Growth ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Fundamental Large Cap Value ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Fundamental Small-Mid Cap ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity High Dividend ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity High Yield Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Peter S. Lynch	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity International High Dividend ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Multifactor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Value Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Low Volatility Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Magellan ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Metaverse ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Momentum Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Communication Services Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Consumer Discretionary Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Consumer Staples Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Energy Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Financials Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Health Care Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Industrials Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Information Technology Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Materials Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Real Estate Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity MSCI Utilities Index ETF[2]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Preferred Securities & Income ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Quality Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Real Estate Investment ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small-Mid Multifactor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Stocks for Inflation ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Sustainable High Yield ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Sustainable U.S. Equity ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity U.S. Multifactor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Value Factor ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Women’s Leadership ETF	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY DESTINY PORTFOLIOS
Fidelity Advisor Capital Development Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Advisor Diversified Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY DEVONSHIRE TRUST
Fidelity Equity-Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Equity-Income K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Mid Cap Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Mid Cap Value K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series All-Sector Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Stock Selector Large Cap Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Value Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Stock Selector Large Cap Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY FINANCIAL TRUST

AGGREGATE COMPENSATION FROM A FUND	Peter S. Lynch	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity Convertible Securities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Equity Dividend Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY HANOVER STREET TRUST
Fidelity Emerging Markets Debt Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Emerging Markets Debt Local Currency Central Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY HASTINGS STREET TRUST
Fidelity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Growth Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Mega Cap Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Emerging Markets Debt Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Emerging Markets Debt Local Currency Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Large Cap Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY INVESTMENT TRUST
Fidelity Canada Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity China Region Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Diversified International Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Diversified International K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Emerging Asia Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Emerging Markets Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Emerging Markets Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enduring Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Europe Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Global Commodity Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Global Equity Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Infrastructure Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Capital Appreciation Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Capital Appreciation K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Discovery K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Small Cap Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Japan Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Japan Smaller Companies Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Latin America Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Nordic Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Overseas Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Pacific Basin Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI International SMA Completion Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Peter S. Lynch	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity SAI Sustainable Emerging Markets Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI Sustainable International Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Canada Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Emerging Markets Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Emerging Markets Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series International Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series International Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series International Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Overseas Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Select International Small Cap Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Sustainable Emerging Markets Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Sustainable Emerging Markets Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Sustainable International Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Total Emerging Markets Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Total International Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Worldwide Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY MAGELLAN FUND
Fidelity Magellan Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Magellan K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY MT. VERNON STREET TRUST
Fidelity Equity Growth K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Growth Company Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Growth Company K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Growth Strategies Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Growth Strategies K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity® New Millennium Fund®	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Growth Company Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY PURITAN TRUST
Fidelity Balanced Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Balanced K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Low-Priced Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Low-Priced Stock K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity® Puritan® Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Puritan K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Intrinsic Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Value Discovery Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Value Discovery K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Peter S. Lynch	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley

FIDELITY SECURITIES FUND
Fidelity Blue Chip Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Blue Chip Growth K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Blue Chip Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Dividend Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Growth & Income Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Leveraged Company Stock Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity OTC K6 Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity OTC Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Real Estate Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Blue Chip Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Real Estate Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Small Cap Opportunities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small Cap Growth Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small Cap Growth K6 Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Small Cap Value Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY SELECT PORTFOLIOS
Fidelity Automotive Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Banking Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Biotechnology Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Brokerage and Investment Management Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Chemicals Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Communication Services Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Construction and Housing Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Consumer Discretionary Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Consumer Staples Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Defense and Aerospace Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Energy Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Financials Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity FinTech Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Gold Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Health Care Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Health Care Services Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Industrials Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Insurance Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity International Real Estate Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Enterprise Technology Services Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Environment and Alternative Energy Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Leisure Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Materials Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Medical Technology and Devices Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

AGGREGATE COMPENSATION FROM A FUND	Peter S. Lynch	Oscar Munoz	Karen B. Peetz	David M. Thomas	Susan Tomasky	Michael E. Wiley
Fidelity Natural Resources Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Pharmaceuticals Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Retailing Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Real Estate Investment Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Semiconductors Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Software and IT Services Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Tech Hardware Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Technology Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Telecommunications Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Telecom and Utilities Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Transportation Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Utilities Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Wireless Portfolio	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY SUMMER STREET TRUST
Fidelity Agricultural Productivity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Capital & Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Climate Action Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Focused High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Global High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Healthy Future Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity New Markets Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI Sustainable Future Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI Sustainable Sector Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity SAI Sustainable U.S. Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Floating Rate High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Series Sustainable U.S. Market Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Short Duration High Income Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Sustainable U.S. Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity U.S. Low Volatility Equity Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Water Sustainability Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Fidelity Women’s Leadership Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

FIDELITY TREND FUND
Fidelity Trend Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

TOTAL COMPENSATION FROM THE FUND COMPLEX	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

APPENDIX F

The following table provides the number of meetings the Board of Trustees and each standing committee held during each of the fiscal year ends listed in the table. See Appendix A for each fund’s fiscal year end.

Fiscal Year End	Board of Trustees	Operations Committee	Fair Value Oversight Committee	Equity Committee I	Equity Committee II	Shareholder, Distribution and Brokerage, and Proxy Voting Committee	Audit Committee	Governance and Nominating Committee	Compliance Committee	Research Committee
3/31/23	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
4/30/23	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
6/30/23	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
7/31/23	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
8/31/23	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
9/30/23	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
10/31/23	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
11/30/23	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
12/31/23	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
1/31/24	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
2/29/24	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

APPENDIX G

Fees billed by PwC or Deloitte Entities in each of the last two fiscal years for services rendered to each fund are shown in the table below. Appendix A identifies the independent registered public accounting firm for each fund.

January 31, 2023A,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income Fund	$63,000	$5,000	$18,200	$1,700
Fidelity Equity-Income K6 Fund	$45,800	$–	$10,200	$1,100
Fidelity Mid Cap Value Fund	$45,000	$3,800	$10,000	$1,300
Fidelity Mid Cap Value K6 Fund	$35,700	$–	$7,800	$900
Fidelity Series All-Sector Equity Fund	$41,700	$–	$8,100	$1,000
Fidelity Series Stock Selector Large Cap Value Fund	$40,200	$3,300	$8,100	$1,200
Fidelity Series Sustainable U.S. Market Fund	$–	$–	$–	$–
Fidelity Series Value Discovery Fund	$43,100	$–	$10,000	$1,100
Fidelity Stock Selector Large Cap Value Fund	$44,700	$3,800	$8,400	$1,300
Fidelity Telecom and Utilities Fund	$38,500	$3,300	$8,400	$1,200

January 31, 2022A,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Equity-Income Fund	$57,800	$5,400	$15,200	$1,700
Fidelity Equity-Income K6 Fund	$45,400	$–	$9,700	$1,000
Fidelity Mid Cap Value Fund	$43,100	$4,100	$8,800	$1,300
Fidelity Mid Cap Value K6 Fund	$38,200	$–	$7,500	$800
Fidelity Series All-Sector Equity Fund	$41,400	$–	$7,800	$1,000
Fidelity Series Stock Selector Large Cap Value Fund	$37,700	$3,600	$7,200	$1,200
Fidelity Series Sustainable U.S. Market Fund	$–	$–	$–	$–
Fidelity Series Value Discovery Fund	$42,700	$–	$9,300	$1,000
Fidelity Stock Selector Large Cap Value Fund	$42,700	$4,100	$8,000	$1,300
Fidelity Telecom and Utilities Fund	$36,800	$3,600	$8,700	$1,200

February 28, 2023A,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$70,400	$5,100	$18,300	$1,800
Fidelity Flex 500 Index Fund	$42,800	$–	$9,300	$1,100
Fidelity Automotive Portfolio	$28,900	$2,600	$6,800	$900
Fidelity Banking Portfolio	$29,100	$2,600	$6,800	$900
Fidelity Biotechnology Portfolio	$82,500	$6,400	$19,600	$2,200
Fidelity Brokerage and Investment Management Portfolio	$29,300	$2,600	$7,600	$900
Fidelity Chemicals Portfolio	$28,700	$2,500	$7,600	$900
Fidelity Communication Services Portfolio	$34,600	$3,000	$6,800	$1,000
Fidelity Consumer Discretionary Portfolio	$28,700	$2,500	$6,800	$900
Fidelity Consumer Staples Portfolio	$35,000	$3,000	$7,000	$1,000
Fidelity Construction and Housing Portfolio	$28,500	$2,500	$6,800	$900
Fidelity Defense and Aerospace Portfolio	$29,300	$2,600	$6,800	$900
Fidelity Energy Portfolio	$32,900	$2,600	$12,100	$900
Fidelity Enhanced Small Cap ETF	$–	$–	$–	$–
Fidelity Enterprise Technology Services Portfolio	$29,500	$2,600	$8,200	$900
Fidelity Environment and Alternative Energy Fund	$28,700	$2,500	$6,800	$900
Fidelity Extended Market Index Fund	$72,000	$5,300	$14,800	$1,800
Fidelity Financials Portfolio	$29,800	$2,600	$7,600	$900
Fidelity FinTech Portfolio	$29,300	$2,600	$7,600	$900

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Gold Portfolio	$50,200	$4,600	$15,300	$1,600
Fidelity Health Care Portfolio	$41,500	$3,500	$7,400	$1,200
Fidelity Health Care Services Portfolio	$28,900	$2,600	$6,800	$900
Fidelity Industrials Portfolio	$28,700	$2,500	$6,800	$900
Fidelity Insurance Portfolio	$29,300	$2,600	$6,800	$900
Fidelity International Index Fund	$61,800	$5,500	$50,900	$1,900
Fidelity Leisure Portfolio	$29,300	$2,600	$6,800	$900
Fidelity Materials Portfolio	$35,000	$3,000	$6,800	$1,000
Fidelity Medical Technology and Devices Portfolio	$28,900	$2,600	$6,800	$900
Fidelity Natural Resources Fund	$28,200	$2,500	$7,600	$900
Fidelity Retailing Portfolio	$29,300	$2,600	$6,800	$900
Fidelity Pharmaceuticals Portfolio	$28,700	$2,500	$6,800	$900
Fidelity Semiconductors Portfolio	$29,500	$2,600	$8,900	$900
Fidelity Series Total Market Index Fund	$58,600	$5,100	$14,800	$1,800
Fidelity Software and IT Services Portfolio	$28,500	$2,500	$7,600	$900
Fidelity Tech Hardware Portfolio	$32,800	$2,600	$8,900	$900
Fidelity Technology Portfolio	$33,300	$2,900	$8,200	$1,000
Fidelity Telecommunications Portfolio	$34,400	$3,000	$6,800	$1,000
Fidelity Total Market Index Fund	$63,000	$5,500	$14,700	$1,900
Fidelity Transportation Portfolio	$31,900	$2,600	$8,900	$900
Fidelity Utilities Portfolio	$29,400	$2,600	$6,800	$900
Fidelity Wireless Portfolio	$29,400	$2,600	$6,800	$900

February 28, 2022A,C

	Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund		$59,500	$5,500	$14,200	$1,800
Fidelity Automotive Portfolio		$27,700	$2,700	$6,500	$900
Fidelity Banking Portfolio		$27,800	$2,700	$6,500	$900
Fidelity Biotechnology Portfolio		$78,600	$5,400	$18,700	$1,800
Fidelity Brokerage and Investment Management Portfolio		$28,100	$2,800	$7,300	$900
Fidelity Chemicals Portfolio		$27,500	$2,700	$6,500	$900
Fidelity Communication Services Portfolio		$33,200	$3,200	$6,500	$1,000
Fidelity Consumer Discretionary Portfolio		$27,500	$2,700	$6,500	$900
Fidelity Consumer Staples Portfolio		$33,500	$3,200	$7,400	$1,000
Fidelity Construction and Housing Portfolio		$27,300	$2,700	$6,500	$900
Fidelity Defense and Aerospace Portfolio		$28,100	$2,800	$7,200	$900
Fidelity Energy Portfolio		$34,600	$2,800	$7,600	$900
Fidelity Enhanced Small Cap ETF		$–	$–	–	$–
Fidelity Enterprise Technology Services Portfolio		$28,200	$2,800	$6,500	$900
Fidelity Environment and Alternative Energy Fund		$27,500	$2,700	$7,400	$900
Fidelity Extended Market Index Fund		$64,000	$5,600	$24,800	$1,800
Fidelity Financials Portfolio		$28,500	$2,800	$7,300	$900
Fidelity FinTech Portfolio		$28,100	$2,800	$6,500	$900
Fidelity Flex 500 Index Fund		$42,500	$–	$8,900	$1,000
Fidelity Gold Portfolio		$47,900	$4,900	$13,400	$1,600
Fidelity Health Care Portfolio		$39,700	$3,700	$7,400	$1,200
Fidelity Health Care Services Portfolio		$27,700	$2,700	$6,500	$900
Fidelity Industrials Portfolio		$27,500	$2,700	$7,400	$900
Fidelity International Index Fund		$101,500	$5,800	$14,000	$1,900
Fidelity Insurance Portfolio	$	`28,100	$2,800	$6,500	$900
Fidelity Leisure Portfolio		$28,100	$2,800	$7,400	$900
Fidelity Materials Portfolio		$33,500	$3,200	$6,500	$1,000
Fidelity Medical Technology and Devices Portfolio		$27,700	$2,700	$7,400	$900
Fidelity Natural Resources Fund		$27,100	$2,700	$7,300	$900
Fidelity Pharmaceuticals Portfolio		$27,500	$2,700	$7,200	$900
Fidelity Retailing Portfolio		$28,100	$2,800	$6,500	$900

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tech Hardware Portfolio	$34,500	$2,800	$6,500	$900
Fidelity Semiconductors Portfolio	$28,200	$2,800	$6,500	$900
Fidelity Series Total Market Index Fund	$57,600	$5,400	$14,000	$1,800
Fidelity Software and IT Services Portfolio	$27,300	$2,700	$7,400	$900
Fidelity Technology Portfolio	$31,900	$3,100	$7,400	$1,000
Fidelity Telecommunications Portfolio	$33,000	$3,100	$6,500	$1,000
Fidelity Total Market Index Fund	$65,100	$5,900	$15,000	$1,900
Fidelity Transportation Portfolio	$33,700	$3,100	$6,500	$1,000
Fidelity Utilities Portfolio	$28,100	$2,800	$7,300	$900
Fidelity Wireless Portfolio	$28,100	$2,800	$7,300	$900

March 31, 2023A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$84,200	$6,300	$83,400	$2,200
Fidelity Magellan K6 Fund	$68,100	$5,200	$15,600	$1,800

March 31, 2022A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$72,400	$6,600	$20,300	$2,200
Fidelity Magellan K6 Fund	$57,900	$6,000	$12,000	$2,000

April 30, 2023A,D

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$101,000	$8,100	$12,200	$2,800
Fidelity Focused High Income Fund	$63,200	$5,200	$8,800	$1,800
Fidelity Founders Fund	$29,700	$2,600	$6,800	$900
Fidelity Healthy Future Fund	$25,100	$2,200	$7,700	$700
Fidelity High Income Fund	$85,400	$6,700	$14,800	$2,300
Fidelity Global High Income Fund	$81,800	$6,600	$9,500	$2,300
Fidelity Large Cap Stock Fund	$43,900	$–	$9,400	$1,000
Fidelity Large Cap Stock K6 Fund	$43,600	$–	$7,900	$1,000
Fidelity Mid-Cap Stock Fund	$71,800	$–	$9,600	$1,100
Fidelity Mid-Cap Stock K6 Fund	$59,000	$3,400	$7,700	$1,200
Fidelity SAI High Income Fund	$79,600	$5,900	$15,000	$2,000
Fidelity Series High Income Fund	$52,600	$–	$9,700	$1,300
Fidelity Series Small Cap Core Fund	$34,800	$–	$7,700	$400
Fidelity Series Small Cap Discovery Fund	$39,600	$–	$7,400	$1,000
Fidelity Short Duration High Income Fund	$55,300	$–	$9,700	$1,300
Fidelity Small Cap Discovery Fund	$41,600	$–	$7,400	$1,000
Fidelity Small Cap Stock Fund	$44,900	$–	$9,400	$1,000
Fidelity Small Cap Stock K6 Fund	$45,000	$–	$8,000	$1,000
Fidelity U.S. Low Volatility Equity Fund	$25,500	$2,500	$15,000	$2,000
Fidelity Women’s Leadership Fund	$39,600	$–	$7,400	$1,000

April 30, 2022A,D

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$96,000	$8,800	$12,100	$2,900
Fidelity Focused High Income Fund	$60,400	$5,700	$8,300	$1,900
Fidelity Founders Fund	$28,400	$2,700	$6,500	$900

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Healthy Future Fund	$–	$–	$–	$–
Fidelity High Income Fund	$76,500	$8,000	$15,500	$2,600
Fidelity Global High Income Fund	$77,900	$5,800	$9,600	$1,900
Fidelity Large Cap Stock Fund	$40,600	$–	$7,300	$1,000
Fidelity Large Cap Stock K6 Fund	$43,700	$–	$7,600	$1,000
Fidelity Mid-Cap Stock Fund	$58,200	$–	$9,100	$1,100
Fidelity Mid-Cap Stock K6 Fund	$47,300	$3,500	$13,500	$1,100
Fidelity SAI High Income Fund	$62,400	$5,400	$11,600	$1,800
Fidelity Series High Income Fund	$52,300	$–	$9,300	$1,200
Fidelity Series Small Cap Core Fund	$–	$–	$–	$–
Fidelity Series Small Cap Discovery Fund	$39,800	$–	$7,100	$900
Fidelity Short Duration High Income Fund	$54,900	$–	$9,300	$1,300
Fidelity Small Cap Discovery Fund	$41,800	$–	$7,100	$900
Fidelity Small Cap Stock Fund	$44,800	$–	$7,100	$1,000
Fidelity Small Cap Stock K6 Fund	$48,700	$–	$7,100	$1,000
Fidelity U.S. Low Volatility Equity Fund	$24,400	$2,600	$12,100	$900
Fidelity Women’s Leadership Fund	$39,200	$–	$7,100	$900

May 30, 2023A,E

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Agricultural Productivity Fund	$30,600	$–	$7,400	$800
Fidelity Climate Action Fund	$38,900	$–	$7,400	$900
Fidelity Disruptive Automation ETF	$–	$–	$–	$–
Fidelity Disruptive Communications ETF	$–	$–	$–	$–
Fidelity Disruptive Finance ETF	$–	$–	$–	$–
Fidelity Disruptive Medicine ETF	$–	$–	$–	$–
Fidelity Disruptive Technology ETF	$–	$–	$–	$–
Fidelity Disruptors ETF	$–	$–	$–	$–
Fidelity SAI Sustainable Future Fund	$29,200	$2,400	$7,000	$800
Fidelity SAI Sustainable Sector Fund	$29,200	$2,400	$7,000	$800
Fidelity SAI Sustainable U.S. Equity Fund	$29,200	$2,400	$7,000	$800
Fidelity Sustainable U.S. Equity Fund	$38,900	$–	$7,400	$900
Fidelity Water Sustainability Fund	$36,700	$–	$7,400	$900

May 30, 2022A,E,F,G

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Agricultural Productivity Fund	$30,200	$–	$7,100	$700
Fidelity Climate Action Fund	$32,400	$–	$7,100	$800
Fidelity Disruptive Automation ETF	$–	$–	$–	$–
Fidelity Disruptive Communications ETF	$–	$–	$–	$–
Fidelity Disruptive Finance ETF	$–	$–	$–	$–
Fidelity Disruptive Medicine ETF	$–	$–	$–	$–
Fidelity Disruptive Technology ETF	$–	$–	$–	$–
Fidelity Disruptors ETF	$–	$–	$–	$–
Fidelity SAI Sustainable Future Fund	$20,400	$200	$6,100	$100
Fidelity SAI Sustainable Sector Fund	$20,400	$200	$6,100	$100
Fidelity SAI Sustainable U.S. Equity Fund	$20,400	$200	$6,100	$100
Fidelity Sustainable U.S. Equity Fund	$32,400	$–	$7,100	$800
Fidelity Water Sustainability Fund	$39,300	$–	$7,300	$800

June 30, 2023A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Clean Energy ETF	$14,400	$–	$4,000	$300
Fidelity Cloud Computing ETF	$14,400	$–	$4,000	$300
Fidelity Crypto Industry and Digital Payments ETF	$14,600	$–	$4,300	$300
Fidelity Digital Health ETF	$14,400	$–	$4,000	$300
Fidelity Electric Vehicles and Future Transportation ETF	$14,400	$–	$4,000	$300
Fidelity Fund	$48,900	$4,200	$10,900	$1,400
Fidelity Growth Discovery Fund	$36,800	$3,300	$12,600	$1,100
Fidelity Mega Cap Stock Fund	$44,400	$3,900	$17,900	$1,300
Fidelity Metaverse ETF	$14,600	$–	$4,300	$300
Fidelity Series Large Cap Stock Fund	$41,600	$3,900	$17,900	$1,300
Fidelity U.S. Equity Central Fund	$50,000	$–	$8,000	$1,100

June 30, 2022A,H

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Clean Energy ETF	$11,100	$–	$5,000	$200
Fidelity Cloud Computing ETF	$11,100	$–	$5,000	$200
Fidelity Crypto Industry and Digital Payments ETF	$8,800	$–	$3,700	$–
Fidelity Digital Health ETF	$11,100	$–	$5,000	$200
Fidelity Electric Vehicles and Future Transportation ETF	$11,100	$–	$5,000	$200
Fidelity Fund	$49,600	$4,500	$10,400	$1,500
Fidelity Growth Discovery Fund	$35,100	$3,400	$9,100	$1,100
Fidelity Mega Cap Stock Fund	$42,200	$3,900	$8,500	$1,300
Fidelity Metaverse ETF	$8,800	$–	$3,700	$–
Fidelity Series Large Cap Stock Fund	$38,700	$3,600	$8,300	$1,200
Fidelity U.S. Equity Central Fund	$46,700	$–	$9,900	$1,000

July 31, 2023A,I.

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$51,900	$–	$7,200	$1,300
Fidelity Blue Chip Growth ETF	$14,900	$–	$4,600	$500
Fidelity Blue Chip Growth Fund	$92,900	$–	$9,200	$1,600
Fidelity Blue Chip Growth K6 Fund	$67,000	$–	$5,700	$1,100
Fidelity Blue Chip Value ETF	$14,900	$–	$4,600	$500
Fidelity Blue Chip Value Fund	$44,400	$3,900	$9,700	$1,300
Fidelity Advisor Consumer Discretionary Fund	$34,500	$–	$8,700	$900
Fidelity Dividend ETF for Rising Rates	$11,900	$–	$4,600	$400
Fidelity Dividend Growth Fund	$53,400	$4,600	$8,800	$1,600
Fidelity Advisor Energy Fund	$36,500	$–	$10,000	$1,000
Fidelity Advisor Financials Fund	$36,400	$–	$9,700	$1,000
Fidelity Advisor Global Real Estate Fund	$43,900	$–	$8,900	$1,100
Fidelity Growth & Income Portfolio	$60,600	$5,300	$28,200	$1,800
Fidelity Fundamental Large Cap Core ETF	$14,900	$–	$4,600	$500
Fidelity Fundamental Large Cap Growth ETF	$13,200	$–	$3,200	$300
Fidelity Fundamental Large Cap Value ETF	$–	$–	$–	$–
Fidelity Fundamental Small-Mid Cap ETF	$13,200	$–	$3,200	$300
Fidelity Advisor Health Care Fund	$36,400	$–	$8,900	$1,000
Fidelity High Dividend ETF	$12,000	$–	$4,600	$400
Fidelity Advisor Industrials Fund	$35,400	$–	$8,700	$900
Fidelity International Real Estate Fund	$43,800	$–	$8,600	$1,000
Fidelity Leveraged Company Stock Fund	$44,400	$4,100	$11,100	$1,400
Fidelity Advisor Leveraged Company Stock Fund	$45,800	$4,200	$11,100	$1,400
Fidelity Low Volatility Factor ETF	$11,700	$–	$4,400	$400

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Low-Priced Stock Fund	$97,300	$6,200	$92,700	$2,100
Fidelity Low-Priced Stock K6 Fund	$83,100	$–	$12,800	$1,800
Fidelity Magellan ETF	$13,200	$–	$3,200	$300
Fidelity Momentum Factor ETF	$11,700	$–	$4,400	$400
Fidelity MSCI Communication Services Index ETF	$14,000	$–	$3,800	$400
Fidelity MSCI Consumer Discretionary Index ETF	$14,000	$–	$3,800	$400
Fidelity MSCI Consumer Staples Index ETF	$14,000	$–	$3,800	$400
Fidelity MSCI Energy Index ETF	$14,000	$–	$3,800	$400
Fidelity MSCI Financials Index ETF	$14,000	$–	$3,800	$400
Fidelity MSCI Health Care Index ETF	$14,100	$–	$3,800	$400
Fidelity MSCI Industrials Index ETF	$14,000	$–	$3,800	$400
Fidelity MSCI Information Technology Index ETF	$14,100	$–	$3,800	$400
Fidelity MSCI Materials Index ETF	$14,000	$–	$3,800	$400
Fidelity MSCI Real Estate Index ETF	$14,000	$–	$3,800	$400
Fidelity MSCI Utilities Index ETF	$14,100	$–	$3,800	$400
Fidelity OTC K6 Portfolio	$76,900	$–	$8,900	$1,500
Fidelity OTC Portfolio	$78,600	$–	$10,600	$1,600
Fidelity Quality Factor ETF	$11,700	$–	$4,400	$400
Fidelity Advisor Real Estate Fund	$38,500	$–	$8,700	$1,000
Fidelity Real Estate Income Fund	$82,200	$–	$8,700	$1,900
Fidelity Real Estate Investment ETF	$13,200	$–	$3,200	$300
Fidelity Real Estate Investment Portfolio	$38,100	$–	$8,600	$1,000
Fidelity Advisor Semiconductors Fund	$34,500	$–	$7,200	$900
Fidelity Series Blue Chip Growth Fund	$65,500	$–	$7,400	$1,500
Fidelity Series Intrinsic Opportunities Fund	$54,800	$–	$10,300	$1,400
Fidelity Series Real Estate Income Fund	$72,200	$–	$8,700	$1,700
Fidelity Series Small Cap Opportunities Fund	$39,500	$–	$7,200	$1,000
Fidelity Small Cap Growth Fund	$50,700	$3,900	$21,300	$1,300
Fidelity Small Cap Growth K6 Fund	$47,900	$3,600	$8,500	$1,200
Fidelity Small Cap Value Fund	$46,000	$4,000	$8,800	$1,400
Fidelity Small-Mid Multifactor ETF	$14,500	$–	$4,900	$500
Fidelity Stocks for Inflation ETF	$14,000	$–	$3,800	$400
Fidelity Sustainable U.S. Equity ETF	$13,600	$–	$3,700	$300
Fidelity Advisor Technology Fund	$38,100	$–	$8,900	$1,000
Fidelity U.S. Multifactor ETF	$14,900	$–	$4,600	$500
Fidelity Advisor Utilities Fund	$34,100	$–	$8,900	$900
Fidelity Value Discovery Fund	$38,400	$–	$10,000	$900
Fidelity Value Discovery K6 Fund	$36,800	$–	$8,200	$900
Fidelity Value Factor ETF	$11,700	$–	$4,400	$400
Fidelity Women’s Leadership ETF	$13,600	$–	$3,700	$300

July 31, 2022A,F,G,I

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Biotechnology Fund	$51,600	$–	$7,100	$1,200
Fidelity Blue Chip Growth ETF	$14,400	$–	$4,600	$500
Fidelity Blue Chip Growth Fund	$81,900	$–	$9,400	$1,500
Fidelity Blue Chip Growth K6 Fund	$55,900	$–	$5,900	$1,000
Fidelity Blue Chip Value ETF	$14,400	$–	$4,600	$500
Fidelity Blue Chip Value Fund	$42,400	$3,900	$8,300	$1,300
Fidelity Advisor Consumer Discretionary Fund	$34,100	$–	$8,500	$900
Fidelity Dividend ETF for Rising Rates	$11,700	$–	$4,600	$400
Fidelity Dividend Growth Fund	$50,700	$4,500	$9,100	$1,500
Fidelity Advisor Energy Fund	$36,000	$–	$9,900	$900
Fidelity Advisor Financials Fund	$35,900	$–	$9,700	$900
Fidelity Advisor Global Real Estate Fund	$43,500	$–	$8,700	$1,000
Fidelity Growth & Income Portfolio	$57,400	$5,200	$10,700	$1,700

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Fundamental Large Cap Core ETF	$14,400	$–	$4,600	$500
Fidelity Fundamental Large Cap Growth ETF	$12,200	$–	$4,000	$300
Fidelity Fundamental Large Cap Value ETF	$–	$–	$–	$–
Fidelity Fundamental Small-Mid Cap ETF	$12,200	$–	$4,000	$300
Fidelity Advisor Health Care Fund	$35,800	$–	$9,000	$900
Fidelity High Dividend ETF	$11,700	$–	$4,600	$400
Fidelity Advisor Industrials Fund	$35,000	$–	$8,500	$900
Fidelity International Real Estate Fund	$43,400	$–	$9,000	$1,000
Fidelity Leveraged Company Stock Fund	$42,400	$4,100	$10,600	$1,400
Fidelity Advisor Leveraged Company Stock Fund	$43,700	$4,200	$11,200	$1,400
Fidelity Low Volatility Factor ETF	$11,400	$–	$4,400	$400
Fidelity Low-Priced Stock Fund	$86,500	$6,100	$29,100	$2,000
Fidelity Low-Priced Stock K6 Fund	$64,100	$5,300	$15,600	$1,800
Fidelity Magellan ETF	$12,200	$–	$4,000	$300
Fidelity Momentum Factor ETF	$11,400	$–	$4,400	$400
Fidelity MSCI Communication Services Index ETF	$12,900	$–	$4,600	$300
Fidelity MSCI Consumer Discretionary Index ETF	$12,900	$–	$4,600	$300
Fidelity MSCI Consumer Staples Index ETF	$12,900	$–	$4,600	$300
Fidelity MSCI Energy Index ETF	$12,900	$–	$4,600	$300
Fidelity MSCI Financials Index ETF	$12,900	$–	$4,600	$300
Fidelity MSCI Health Care Index ETF	$12,900	$–	$4,600	$300
Fidelity MSCI Industrials Index ETF	$12,900	$–	$4,600	$300
Fidelity MSCI Information Technology Index ETF	$12,900	$–	$4,600	$300
Fidelity MSCI Materials Index ETF	$12,900	$–	$4,600	$300
Fidelity MSCI Real Estate Index ETF	$12,900	$–	$4,600	$300
Fidelity MSCI Utilities Index ETF	$12,900	$–	$4,600	$300
Fidelity OTC K6 Portfolio	$75,300	$–	$8,700	$1,400
Fidelity OTC Portfolio	$82,100	$–	$10,500	$1,500
Fidelity Quality Factor ETF	$11,400	$–	$4,400	$400
Fidelity Advisor Real Estate Fund	$38,000	$–	$8,500	$900
Fidelity Real Estate Income Fund	$81,500	$–	$9,300	$1,800
Fidelity Real Estate Investment ETF	$12,200	$–	$4,000	$300
Fidelity Real Estate Investment Portfolio	$37,600	$–	$8,400	$900
Fidelity Advisor Semiconductors Fund	$33,900	$–	$7,400	$800
Fidelity Series Blue Chip Growth Fund	$64,900	$–	$7,600	$1,400
Fidelity Series Intrinsic Opportunities Fund	$54,100	$–	$10,300	$1,300
Fidelity Series Real Estate Income Fund	$71,600	$–	$8,600	$1,600
Fidelity Series Small Cap Opportunities Fund	$39,100	$–	$7,600	$900
Fidelity Small Cap Growth Fund	$43,100	$3,900	$10,800	$1,300
Fidelity Small Cap Growth K6 Fund	$38,600	$3,600	$8,100	$1,200
Fidelity Small Cap Value Fund	$43,800	$4,000	$9,100	$1,300
Fidelity Small-Mid Multifactor ETF	$14,200	$–	$4,900	$500
Fidelity Stocks for Inflation ETF	$12,900	$–	$4,600	$300
Fidelity Sustainable U.S. Equity ETF	$12,500	$–	$4,500	$400
Fidelity Advisor Technology Fund	$37,400	$–	$8,700	$900
Fidelity U.S. Multifactor ETF	$14,400	$–	$4,600	$500
Fidelity Advisor Utilities Fund	$33,700	$–	$8,700	$800
Fidelity Value Discovery Fund	$35,100	$–	$8,000	$900
Fidelity Value Discovery K6 Fund	$33,800	$–	$8,300	$800
Fidelity Value Factor ETF	$11,400	$–	$4,400	$400
Fidelity Women’s Leadership ETF	$12,500	$–	$4,500	$400

August 31, 2023A,H

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$108,600	$7,200	$43,900	$2,400
Fidelity Advisor Balanced Fund	$79,500	$–	$13,200	$2,000

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced K6 Fund	$88,200	$5,500	$17,600	$1,900
Fidelity Enhanced International ETF	$–	$–	$–	$–
Fidelity Enhanced Large Cap Core ETF	$–	$–	$–	$–
Fidelity Enhanced Large Cap Growth ETF	$–	$–	$–	$–
Fidelity Enhanced Large Cap Value ETF	$–	$–	$–	$–
Fidelity Enhanced Mid Cap ETF	$–	$–	$–	$–
Fidelity High Income Central Fund	$49,600	$–	$9,700	$1,300
Fidelity High Yield Factor ETF	$37,900	$–	$7,600	$1,200
Fidelity Preferred Securities & Income ETF	$38,200	$–	$7,600	$1,200
Fidelity Puritan Fund	$145,200	$10,300	$49,400	$3,500
Fidelity Puritan K6 Fund	$86,200	$5,800	$17,200	$2,000
Fidelity Specialized High Income Central Fund	$53,300	$–	$9,700	$1,300
Fidelity Sustainable High Yield ETF	$37,100	$–	$7,700	$1,100

August 31, 2022A,H

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$94,300	$7,000	$44,300	$2,400
Fidelity Advisor Balanced Fund	$79,800	$–	$13,300	$1,800
Fidelity Balanced K6 Fund	$71,400	$5,500	$21,400	$1,900
Fidelity Enhanced International ETF	$–	$–	$–	$–
Fidelity Enhanced Large Cap Core ETF	$–	$–	$–	$–
Fidelity Enhanced Large Cap Growth ETF	$–	$–	$–	$–
Fidelity Enhanced Large Cap Value ETF	$–	$–	$–	$–
Fidelity Enhanced Mid Cap ETF	$–	$–	$–	$–
Fidelity High Income Central Fund	$50,400	$–	$9,600	$1,200
Fidelity High Yield Factor ETF	$36,300	$–	$7,400	$1,100
Fidelity Preferred Securities & Income ETF	$36,400	$–	$7,400	$1,100
Fidelity Puritan Fund	$143,200	$10,100	$149,500	$3,400
Fidelity Puritan K6 Fund	$66,000	$5,900	$20,700	$2,000
Fidelity Specialized High Income Central Fund	$54,000	$–	$9,400	$1,300
Fidelity Sustainable High Yield ETF	$30,600	$–	$7,100	$600

September 30, 2023A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$53,200	$–	$10,500	$1,400
Fidelity Advisor Diversified Stock Fund	$62,700	$–	$10,800	$1,600
Fidelity Emerging Markets Equity Central Fund	$40,800	$–	$10,800	$1,100
Fidelity Floating Rate Central Fund	$76,300	$–	$9,700	$1,800
Fidelity International Equity Central Fund	$46,000	$–	$11,000	$1,200
Fidelity Real Estate Equity Central Fund	$38,400	$–	$8,900	$1,000
Fidelity Series Floating Rate High Income Fund	$66,500	$–	$9,700	$1,600
Fidelity Stock Selector All Cap Fund	$28,100	$–	$7,800	$800

September 30, 2022A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$52,500	$–	$10,000	$1,300
Fidelity Advisor Diversified Stock Fund	$62,000	$–	$10,300	$1,400
Fidelity Emerging Markets Equity Central Fund	$40,200	$–	$10,300	$1,000
Fidelity Floating Rate Central Fund	$75,700	$–	$9,100	$1,700
Fidelity International Equity Central Fund	$45,300	$–	$10,300	$1,100
Fidelity Real Estate Equity Central Fund	$37,900	$–	$8,500	$900
Fidelity Series Floating Rate High Income Fund	$66,000	$–	$9,100	$1,500

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Stock Selector All Cap Fund	$27,500	$–	$9,300	$700

October 31, 2023A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Canada Fund	$51,400	$4,700	$11,500	$1,600
Fidelity Capital Appreciation Fund	$47,400	$4,200	$14,900	$1,400
Fidelity China Region Fund	$63,300	$5,600	$11,500	$1,900
Fidelity Disciplined Equity Fund	$44,700	$4,000	$8,200	$1,300
Fidelity Diversified International Fund	$53,600	$–	$12,300	$1,400
Fidelity Advisor Diversified International Fund	$50,100	$4,800	$41,300	$1,600
Fidelity Diversified International K6 Fund	$50,700	$–	$12,500	$1,300
Fidelity Emerging Asia Fund	$55,400	$5,000	$11,500	$1,700
Fidelity Advisor Emerging Asia Fund	$57,900	$5,300	$13,100	$1,800
Fidelity Emerging Markets Discovery Fund	$51,700	$4,700	$11,500	$1,600
Fidelity Emerging Markets Fund	$54,700	$5,200	$12,700	$1,700
Fidelity Emerging Markets Multifactor ETF	$19,100	$–	$3,800	$400
Fidelity Enduring Opportunities Fund	$29,700	$2,700	$6,800	$900
Fidelity Europe Fund	$58,900	$5,300	$19,900	$1,800
Fidelity Advisor Floating Rate High Income Fund	$78,200	$–	$9,700	$1,900
Fidelity Advisor Focused Emerging Markets Fund	$42,000	$–	$12,300	$1,200
Fidelity Focused Stock Fund	$29,300	$2,800	$23,800	$900
Fidelity Advisor Global Capital Appreciation Fund	$49,200	$4,700	$13,100	$1,600
Fidelity Global Commodity Stock Fund	$37,300	$3,300	$6,500	$1,100
Fidelity Global Equity Income Fund	$44,500	$–	$10,000	$1,200
Fidelity Advisor Global Equity Income Fund	$42,900	$4,100	$11,500	$1,400
Fidelity Advisor High Income Advantage Fund	$66,100	$–	$9,700	$1,600
Fidelity Infrastructure Fund	$38,300	$3,500	$8,500	$1,200
Fidelity International Capital Appreciation Fund	$49,800	$–	$12,000	$1,300
Fidelity Advisor International Capital Appreciation Fund	$51,100	$–	$12,000	$1,300
Fidelity International Capital Appreciation K6 Fund	$49,300	$–	$11,900	$1,300
Fidelity International Discovery Fund	$87,400	$5,900	$51,500	$2,000
Fidelity International Discovery K6 Fund	$46,200	$–	$12,300	$1,200
Fidelity International Growth Fund	$50,300	$4,600	$16,200	$1,600
Fidelity International High Dividend ETF	$19,100	$–	$3,800	$400
Fidelity International Multifactor ETF	$19,100	$–	$3,800	$400
Fidelity International Small Cap Fund	$56,000	$–	$12,000	$1,500
Fidelity International Small Cap Opportunities Fund	$49,900	$–	$9,700	$1,300
Fidelity International Value Factor ETF	$19,100	$–	$3,800	$400
Fidelity International Value Fund	$48,600	$–	$9,400	$1,200
Fidelity Japan Fund	$54,200	$5,000	$11,500	$1,700
Fidelity Japan Smaller Companies Fund	$45,400	$4,300	$11,500	$1,400
Fidelity Latin America Fund	$56,500	$5,100	$11,500	$1,700
Fidelity Nordic Fund	$44,800	$4,200	$28,500	$1,400
Fidelity Overseas Fund	$57,600	$5,300	$23,700	$1,800
Fidelity Advisor Overseas Fund	$58,000	$5,400	$28,400	$1,800
Fidelity Pacific Basin Fund	$55,100	$5,200	$14,300	$1,700
Fidelity SAI International SMA Completion Fund	$46,300	$–	$12,200	$1,300
Fidelity SAI International Small Cap Index Fund	$45,500	$–	$9,600	$1,200
Fidelity SAI Japan Stock Index Fund	$51,300	$4,700	$11,600	$1,600
Fidelity SAI Sustainable Emerging Markets Equity Fund	$39,500	$–	$10,600	$1,000
Fidelity SAI Sustainable International Equity Fund	$33,800	$–	$10,000	$900
Fidelity Series Canada Fund	$51,400	$4,400	$17,100	$1,500
Fidelity Series Emerging Markets Fund	$42,900	$–	$12,300	$1,200
Fidelity Series Emerging Markets Opportunities Fund	$43,200	$–	$12,300	$1,200
Fidelity Series International Growth Fund	$47,100	$3,900	$47,400	$1,300
Fidelity Series International Index Fund	$57,200	$–	$10,000	$1,400
Fidelity Series International Small Cap Fund	$41,500	$–	$9,400	$1,100

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Value Fund	$43,100	$–	$9,400	$1,100
Fidelity Series Overseas Fund	$44,500	$–	$10,000	$1,200
Fidelity Series Select International Small Cap Fund	$36,100	$–	$9,600	$900
Fidelity Series Sustainable Emerging Markets Fund	$35,200	$–	$10,100	$400
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	$35,300	$–	$10,100	$400
Fidelity Stock Selector Small Cap Fund	$43,800	$–	$7,700	$1,100
Fidelity Sustainable Emerging Markets Equity Fund	$50,500	$4,600	$14,400	$1,600
Fidelity Sustainable International Equity Fund	$47,400	$–	$12,300	$1,200
Fidelity Total Emerging Markets Fund	$62,700	$5,400	$10,600	$1,800
Fidelity Total International Equity Fund	$52,300	$–	$11,800	$1,400
Fidelity Value Fund	$52,800	$4,900	$15,800	$1,700
Fidelity Advisor Value Fund	$42,700	$–	$9,700	$1,600
Fidelity Advisor Value Leaders Fund	$35,800	$3,600	$12,100	$1,200
Fidelity Worldwide Fund	$49,700	$–	$9,700	$1,300
Fidelity ZERO Extended Market Index Fund	$62,100	$–	$7,900	$1,500
Fidelity ZERO International Index Fund	$52,200	$–	$10,000	$1,300
Fidelity ZERO Large Cap Index Fund	$43,000	$–	$7,900	$1,100
Fidelity ZERO Total Market Index Fund	$39,500	$–	$7,700	$1,000

October 31, 2022A,J

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Canada Fund	$48,900	$4,500	$10,900	$1,500
Fidelity Capital Appreciation Fund	$45,100	$4,000	$8,900	$1,400
Fidelity China Region Fund	$60,300	$5,400	$10,900	$1,800
Fidelity Disciplined Equity Fund	$42,700	$3,800	$7,800	$1,300
Fidelity Diversified International Fund	$71,100	$–	$11,400	$1,300
Fidelity Advisor Diversified International Fund	$71,100	$–	$11,400	$1,300
Fidelity Diversified International K6 Fund	$65,200	$–	$11,400	$1,200
Fidelity Emerging Asia Fund	$52,800	$4,800	$11,800	$1,600
Fidelity Advisor Emerging Asia Fund	$55,300	$5,100	$13,300	$1,700
Fidelity Emerging Markets Discovery Fund	$46,300	$4,300	$10,900	$1,500
Fidelity Emerging Markets Fund	$77,300	$5,800	$13,300	$2,000
Fidelity Emerging Markets Multifactor ETF	$16,300	$–	$4,600	$400
Fidelity Enduring Opportunities Fund	$28,400	$2,600	$6,500	$900
Fidelity Europe Fund	$58,400	$5,100	$12,300	$1,700
Fidelity Advisor Floating Rate High Income Fund	$77,700	$–	$8,800	$1,700
Fidelity Advisor Focused Emerging Markets Fund	$41,900	$–	$11,200	$1,100
Fidelity Focused Stock Fund	$28,000	$2,700	$8,700	$900
Fidelity Advisor Global Capital Appreciation Fund	$47,000	$4,500	$12,400	$1,500
Fidelity Global Commodity Stock Fund	$35,500	$3,100	$6,000	$1,100
Fidelity Global Equity Income Fund	$44,100	$–	$9,300	$1,100
Fidelity Advisor Global Equity Income Fund	$41,000	$3,900	$10,900	$1,300
Fidelity Advisor High Income Advantage Fund	$66,100	$–	$8,800	$1,500
Fidelity Infrastructure Fund	$36,700	$3,300	$7,600	$1,100
Fidelity International Capital Appreciation Fund	$49,100	$–	$11,200	$1,200
Fidelity Advisor International Capital Appreciation Fund	$50,300	$–	$11,200	$1,200
Fidelity International Capital Appreciation K6 Fund	$49,400	$–	$11,100	$1,200
Fidelity International Discovery Fund	$102,300	$5,600	$39,100	$1,900
Fidelity International Discovery K6 Fund	$59,200	$–	$11,200	$1,100
Fidelity International Growth Fund	$55,800	$4,400	$11,400	$1,500
Fidelity International High Dividend ETF	$16,300	$–	$4,600	$400
Fidelity International Multifactor ETF	$16,300	$–	$4,600	$400
Fidelity International Small Cap Fund	$55,500	$–	$11,200	$1,300
Fidelity International Small Cap Opportunities Fund	$50,100	$–	$8,800	$1,200
Fidelity International Value Factor ETF	$16,300	$–	$4,600	$400
Fidelity International Value Fund	$51,200	$–	$8,800	$1,100

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Japan Fund	$51,800	$4,800	$10,900	$1,600
Fidelity Japan Smaller Companies Fund	$43,300	$4,100	$10,900	$1,400
Fidelity Latin America Fund	$54,000	$4,900	$10,900	$1,700
Fidelity Nordic Fund	$42,700	$4,000	$12,300	$1,400
Fidelity Overseas Fund	$77,600	$5,100	$15,400	$1,700
Fidelity Advisor Overseas Fund	$57,800	$5,100	$25,500	$1,700
Fidelity Pacific Basin Fund	$52,500	$4,900	$12,700	$1,700
Fidelity SAI International SMA Completion Fund	$45,700	$–	$11,400	$1,200
Fidelity SAI International Small Cap Index Fund	$45,200	$–	$8,900	$1,000
Fidelity SAI Japan Stock Index Fund	$48,700	$4,400	$12,600	$1,500
Fidelity SAI Sustainable Emerging Markets Equity Fund	$33,700	$–	$9,000	$500
Fidelity SAI Sustainable International Equity Fund	$28,600	$–	$9,000	$400
Fidelity Series Canada Fund	$43,400	$4,100	$11,000	$1,400
Fidelity Series Emerging Markets Fund	$44,300	$–	$11,200	$1,100
Fidelity Series Emerging Markets Opportunities Fund	$42,900	$–	$11,200	$1,100
Fidelity Series International Growth Fund	$52,600	$3,700	$13,200	$1,300
Fidelity Series International Index Fund	$59,100	$–	$9,100	$1,300
Fidelity Series International Small Cap Fund	$41,800	$–	$8,800	$1,000
Fidelity Series International Value Fund	$41,800	$–	$8,800	$1,000
Fidelity Series Overseas Fund	$44,100	$–	$9,300	$1,100
Fidelity Series Select International Small Cap Fund	$–	$–	$–	$–
Fidelity Series Sustainable Emerging Markets Fund	$–	$–	$–	$–
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	$–	$–	$–	$–
Fidelity Stock Selector Small Cap Fund	$44,100	$–	$6,900	$1,000
Fidelity Sustainable Emerging Markets Equity Fund	$40,600	$2,900	$11,300	$1,000
Fidelity Sustainable International Equity Fund	$39,300	$–	$11,200	$700
Fidelity Total Emerging Markets Fund	$53,200	$4,800	$10,100	$1,600
Fidelity Total International Equity Fund	$52,400	$–	$10,700	$1,300
Fidelity Value Fund	$49,900	$4,700	$14,400	$1,600
Fidelity Advisor Value Fund	$42,900	$–	$10,000	$1,100
Fidelity Advisor Value Leaders Fund	$34,200	$3,500	$11,500	$1,200
Fidelity Worldwide Fund	$49,700	$–	$8,800	$1,200
Fidelity ZERO Extended Market Index Fund	$61,400	$–	$7,600	$1,400
Fidelity ZERO International Index Fund	$51,800	$–	$9,100	$1,200
Fidelity ZERO Large Cap Index Fund	$44,400	$–	$7,600	$1,000
Fidelity ZERO Total Market Index Fund	$40,500	$–	$7,100	$900

November 30, 2023A,K

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$50,700	$4,800	$14,100	$1,600
Fidelity Advisor Dividend Growth Fund	$45,500	$4,000	$8,200	$1,400
Fidelity Equity Dividend Income Fund	$50,100	$4,700	$33,100	$1,600
Fidelity Equity Growth K6 Fund	$25,300	$600	$6,500	$200
Fidelity Advisor Equity Income Fund	$43,400	$–	$9,200	$1,100
Fidelity Advisor Equity Growth Fund	$46,800	$–	$8,900	$1,200
Fidelity Advisor Equity Value Fund	$41,200	$–	$10,500	$1,100
Fidelity Growth Company Fund	$71,700	$–	$9,200	$1,700
Fidelity Growth Company K6 Fund	$69,300	$–	$9,200	$1,700
Fidelity Advisor Growth & Income Fund	$42,800	$–	$7,400	$1,100
Fidelity Advisor Growth Opportunities Fund	$51,000	$–	$9,200	$1,300
Fidelity Growth Strategies Fund	$49,900	$3,800	$15,900	$1,300
Fidelity Growth Strategies K6 Fund	$44,100	$3,500	$8,500	$1,200
Fidelity Advisor Large Cap Fund	$44,000	$–	$7,600	$1,100
Fidelity Nasdaq Composite Index Fund	$62,700	$–	$9,800	$1,600

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index ETF	$48,900	$–	$13,100	$1,500
Fidelity New Millennium Fund	$58,100	$5,100	$9,900	$1,700
Fidelity Real Estate High Income Fund	$151,500	$12,400	$14,200	$4,200
Fidelity Series Growth Company Fund	$65,700	$–	$9,200	$1,600
Fidelity Advisor Series Equity Growth Fund	$25,100	$2,400	$6,800	$800
Fidelity Advisor Series Growth Opportunities Fund	$47,200	$–	$9,200	$1,200
Fidelity Advisor Series Small Cap Fund	$34,600	$3,200	$8,300	$1,100
Fidelity Advisor Small Cap Fund	$36,500	$3,300	$9,000	$1,100
Fidelity Advisor Stock Selector Mid Cap Fund	$42,800	$–	$7,400	$1,100
Fidelity Advisor Value Strategies Fund	$42,300	$–	$11,000	$1,200

November 30, 2022A,K

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Value Strategies Fund	$41,900	$–	$10,500	$1,100
Fidelity Growth Company Fund	$103,500	$–	$9,700	$1,600
Fidelity Advisor Equity Income Fund	$43,300	$–	$8,800	$1,000
Fidelity Advisor Equity Growth Fund	$46,900	$–	$8,500	$1,100
Fidelity Advisor Equity Value Fund	$41,200	$–	$10,000	$1,000
Fidelity Advisor Growth Opportunities Fund	$50,500	$–	$9,700	$1,200
Fidelity Advisor Growth & Income Fund	$43,000	$–	$7,100	$1,000
Fidelity Advisor Small Cap Fund	$36,500	$3,300	$9,000	$1,100
Fidelity New Millennium Fund	$55,300	$4,800	$67,200	$1,600
Fidelity Convertible Securities Fund	$48,300	$4,600	$13,600	$1,600
Fidelity Equity Dividend Income Fund	$47,500	$4,400	$12,500	$1,500
Fidelity Growth Strategies Fund	$40,400	$3,600	$8,000	$1,200
Fidelity Advisor Stock Selector Mid Cap Fund	$43,000	$–	$7,100	$1,000
Fidelity Advisor Large Cap Fund	$44,100	$–	$7,300	$1,000
Fidelity Real Estate High Income Fund	$151,500	$12,400	$14,200	$4,200
Fidelity Advisor Dividend Growth Fund	$45,500	$4,000	$8,200	$1,400
Fidelity Nasdaq Composite Index Fund	$62,100	$–	$9,300	$1,400
Fidelity Nasdaq Composite Index ETF	$46,400	$–	$13,600	$1,500
Fidelity Series Growth Company Fund	$65,300	$–	$8,800	$1,500
Fidelity Advisor Series Small Cap Fund	$34,600	$3,200	$8,300	$1,100
Fidelity Advisor Series Growth Opportunities Fund	$47,400	$–	$8,800	$1,100
Fidelity Advisor Series Equity Growth Fund	$25,100	$2,400	$6,800	$800
Fidelity Growth Strategies K6 Fund	$37,300	$3,300	$7,200	$1,100
Fidelity Growth Company K6 Fund	$95,200	$–	$8,800	$1,500
Fidelity Equity Growth K6 Fund	$–	$–	$–	$–

December 31, 2023A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Contrafund	$127,600	$7,100	$54,600	$2,400
Fidelity Contrafund K6	$109,400	$5,600	$36,800	$1,900
Fidelity Emerging Markets Debt Central Fund	$51,200	$4,300	$9,800	$1,400
Fidelity Emerging Markets Debt Local Currency Central Fund	$53,100	$4,400	$10,300	$1,500
Fidelity Advisor Mid Cap II Fund	$39,300	$–	$8,200	$900
Fidelity Advisor New Insights Fund	$76,000	$6,000	$24,900	$2,000
Fidelity New Markets Income Fund	$78,000	$5,900	$4,400	$2,100
Fidelity Series Emerging Markets Debt Fund	$53,400	$4,400	$10,300	$1,500
Fidelity Series Emerging Markets Debt Local Currency Fund	$52,500	$4,400	$9,800	$1,500
Fidelity Series Opportunistic Insights Fund	$69,200	$5,700	$12,900	$1,900
Fidelity Trend Fund	$50,200	$4,400	$12,700	$1,500

December 31, 2022A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Contrafund	$125,300	$7,200	$50,600	$2,500
Fidelity Contrafund K6	$103,200	$5,700	$42,000	$2,000
Fidelity Emerging Markets Debt Central Fund	$48,700	$4,300	$9,300	$1,500
Fidelity Emerging Markets Debt Local Currency Central Fund	$49,900	$4,400	$9,300	$1,500
Fidelity Advisor Mid Cap II Fund	$38,900	$–	$7,300	$900
Fidelity Advisor New Insights Fund	$69,100	$6,100	$71,400	$2,100
Fidelity New Markets Income Fund	$75,600	$6,300	$9,300	$2,200
Fidelity Series Emerging Markets Debt Fund	$50,300	$4,400	$9,300	$1,500
Fidelity Series Emerging Markets Debt Local Currency Fund	$49,900	$4,400	$9,300	$1,500
Fidelity Series Opportunistic Insights Fund	$64,900	$5,700	$12,400	$2,000
Fidelity Trend Fund	$47,700	$4,500	$12,100	$1,500

A Amounts may reflect rounding.

B Fidelity Series Sustainable U.S. Market Fund commenced operations on May 10, 2023.

C Fidelity Enhanced Small Cap ETF commenced operations on November 17, 2023.

D Fidelity Series Small Cap Core Fund commenced operations on November 4, 2022.

E Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, and Fidelity SAI Sustainable U.S. Equity Fund commenced operations on April 14, 2022.

F Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, and Fidelity Disruptors ETF commenced operations on June 9, 2023.

G Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF commenced operations on April 19, 2022.

H Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, and Fidelity Enhanced Mid Cap ETF operations on November 17, 2023.

I Fidelity Fundamental Large Cap Value ETF commenced operations on February 22, 2024.

J Fidelity Sustainable Emerging Markets Equity Fund commenced operations on February 10, 2022.

K Fidelity Equity Growth K6 Fund commenced operations on August 24, 2023.

“Audit Fees” represent fees billed for services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of a fund audit or the review of a fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of a fund.

“All Other Fees” represent fees billed for services provided to a fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

APPENDIX H

Fees billed by PwC or Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund are shown in the table below.

January 31, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$7,914,600	$1,000	$—

January 31, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$8,239,800	$354,200	$—

February 28, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$7,914,600	$1,000	$—

February 28, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte EntitiesB	$—	$—	$—
PwC	$8,239,800	$354,200	$—

March 31, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

PwC	$8,199,200	$1,000	$—

March 31, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

PwC	$7,914,600	$353,200	$—

April 30, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte EntitiesC	$—	$—	$—
PwCD	$8,284,200	$1,000	$—

April 30, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte EntitiesC	$—	$—	$—
PwCD	$7,914,600	$353,200	$—

May 31, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$8,284,200	$1,000	$—

May 31, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwCF	$7,914,600	$353,200	$—

June 30, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$8,284,200	$1,000	$—

June 30, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$7,914,600	$353,200	$—

July 31, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$8,284,200	$1,000	$—

July 31, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$7,914,600	$353,200	$—

August 31, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$8,284,200	$1,000	$—

August 31, 2022A
	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwCH	$7,914,600	$353,200	$—

September 30, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—

September 30, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—

October 31, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte EntitiesI	$—	$—	$—
PwC	$8,284,200	$1,000	$—

October 31, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte EntitiesI,J	$—	$—	$—
PwCK	$7,914,600	$1,000	$—

November 30, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwCL	$8,284,200	$1,000	$—

November 30, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwCL	$7,914,600	$1,000	$—

December 31, 2023A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$8,284,200	$1,000	$—

December 31, 2022A

	Audit-Related Fees	Tax Fees	All Other Fees

Deloitte Entities	$—	$—	$—
PwC	$7,914,600	$1,000	$—

A	Amounts may reflect rounding.

B	May include amounts billed prior to the Fidelity Series Total Market Index Fund’s commencement of operations.

C	May include amounts billed prior to the Fidelity Series Small Cap Core Fund’s commencement of operations.

D	May include amounts billed prior to the Fidelity Healthy Future Fund’s commencement of operations.

E	May include amounts billed prior to the Fidelity Climate Action Fund and Fidelity Sustainable U.S. Equity Funds’ commencement of operations.

F	May include amounts billed prior to the Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, and Fidelity SAI Sustainable U.S. Equity Funds’ commencement of operations.

G	May include amounts billed prior to the Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETFs’ commencement of operations.

H	May include amounts billed prior to the Fidelity Sustainable High Yield ETF’s commencement of operations.

I

May include amounts billed prior to the Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity SAI Sustainable International Equity Fund and Fidelity Sustainable International Equity Funds’ commencement of operations.

J

May include amounts billed prior to the Fidelity Series Select International Small Cap Fund, Fidelity Series Sustainable Emerging Markets Fund and Fidelity Series Sustainable Non-U.S. Developed Markets Funds’ commencement of operations.

K	May include amounts billed prior to the Fidelity Sustainable Emerging Markets Equity Fund’s commencement of operations.

L	May include amounts billed prior to the Fidelity Equity Growth K6 Fund’s commencement of operations.

“Audit Fees” represent fees billed for services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of a fund audit or the review of a fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of a fund.

“All Other Fees” represent fees billed for services provided to a fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

APPENDIX I

Aggregate non-audit fees billed by PwC or Deloitte Entities for services rendered to the funds and any Fund Service Provider for each of the last two fiscal years of the funds are shown below.

Trust/Firm	Fiscal Year End		Aggregate Non-Audit FeesA
Fidelity Advisor Series I
PwC	July 31, 2023	$	13,604,500
PwC	July 31, 2022	$	13,252,000
Deloitte Entities	August 31, 2023	$	257,800
Deloitte Entities	August 31, 2022	$	472,700
Deloitte Entities	October 31, 2023	$	278,000
Deloitte Entities	October 31, 2022	$	489,500
Deloitte Entities	November 30, 2023	$	333,400
Deloitte Entities	November 30, 2022	$	544,900
PwC	November 30, 2023	$	13,673,600
PwC	November 30, 2022	$	12,963,400
Deloitte Entities	December 31, 2023	$	465,800
Deloitte Entities	December 31, 2022	$	529,800

Fidelity Advisor Series VII
Deloitte Entities	July 31, 2023	$	349,400
Deloitte Entities	July 31, 2022	$	562,400

Fidelity Advisor Series VIII
Deloitte Entities	October 31, 2023	$	269,400
Deloitte Entities	October 31, 2022	$	482,300
PwC	October 31, 2023	$	13,744,600
PwC	October 31, 2022	$	13,023,000

Fidelity Capital Trust
Deloitte Entities	September 30, 2023	$	251,200
Deloitte Entities	September 30, 2022	$	467,600
Deloitte Entities	October 31, 2023	$	251,400
Deloitte Entities	October 31, 2022	$	465,500
PwC	October 31, 2023	$	13,671,700
PwC	October 31, 2022	$	12,943,200

Fidelity Central Investment Portfolios LLC
Deloitte Entities	June 30, 2023	$	251,700
Deloitte Entities	June 30, 2022	$	468,500
Deloitte Entities	August 31, 2023	$	264,600
Deloitte Entities	August 31, 2022	$	479,100
Deloitte Entities	September 30, 2023	$	288,100
Deloitte Entities	September 30, 2022	$	500,500

Fidelity Commonwealth Trust
PwC	November 30, 2023	$	13,602,400
PwC	November 30, 2022	$	12,898,100

Fidelity Concord Street Trust
Deloitte Entities	February 28, 2023	$	468,000
Deloitte Entities	February 28, 2022	$	474,500
PwC	February 28, 2023	$	13,032,200
PwC	February 28, 2022	$	13,956,100
Deloitte Entities	April 30, 2023B	$	316,900

Trust/Firm	Fiscal Year End	Aggregate Non-Audit FeesA
Deloitte Entities	April 30, 2022B	$517,800
PwC	April 30, 2023B	$13,616,500
PwC	April 30, 2022B	$13,457,000
Deloitte Entities	October 31, 2023B	$303,200
Deloitte Entities	October 31, 2022B	$513,800
PwC	October 31, 2023B	$13,605,700
PwC	October 31, 2022B	$12,901,500
Deloitte Entities	November 30, 2023	$254,000
Deloitte Entities	November 30, 2022	$468,300

Fidelity Contrafund
PwC	December 31, 2023	$13,749,600
PwC	December 31, 2022	$13,092,700

Fidelity Covington Trust
Deloitte Entities	June 30, 2023C	$269,000
Deloitte Entities	June 30, 2022C	$485,800
Deloitte Entities	July 31, 2023	$268,800
Deloitte Entities	July 31, 2022	$489,500
PwC	July 31, 2023	$13,642,800
PwC	July 31, 2022	$13,290,200
PwC	August 31, 2023D	$13,614,200
PwC	August 31, 2022D	$13,259,900
Deloitte Entities	October 31, 2023	$259,400
Deloitte Entities	October 31, 2022	$477,600

Fidelity Destiny Portfolios
Deloitte Entities	September 30, 2023	$266,900
Deloitte Entities	September 30, 2022	$480,600

Fidelity Devonshire Trust
Deloitte Entities	January 31, 2023	$498,500
Deloitte Entities	January 31, 2022	$567,600
PwC	January 31, 2023	$12,949,100
PwC	January 31, 2022	$13,898,600

Fidelity Financial Trust
PwC	November 30, 2023	$13,647,700
PwC	November 30, 2022	$12,921,200

Fidelity Hanover Street Trust
PwC	December 31, 2023	$12,913,300
PwC	December 31, 2022	$14,149,900

Fidelity Hastings Street Trust
PwC	June 30, 2023	$13,665,900
PwC	June 30, 2022	$13,342,000
PwC	December 31, 2023	$13,619,700
PwC	December 31, 2022	$12,913,400

Fidelity Investment Trust
Deloitte Entities	October 31, 2023F	$520,800
Deloitte Entities	October 31, 2022F,G	$682,700
PwC	October 31, 2023F	$14,077,300
PwC	October 31, 2022F,G	$13,266,000

Trust/Firm	Fiscal Year End		Aggregate Non-Audit FeesA
Fidelity Magellan Fund
PwC	March 31, 2023	$	13,617,300
PwC	March 31, 2022	$	13,466,300

Fidelity Mt. Vernon Street Trust
Deloitte Entities	November 30, 2023H	$	275,200
Deloitte Entities	November 30, 2022H	$	489,500
PwC	November 30, 2023H	$	13,646,000
PwC	November 30, 2022H	$	12,981,000

Fidelity Puritan Trust
Deloitte Entities	July 31, 2023	$	274,300
Deloitte Entities	July 31, 2022	$	487,200
PwC	July 31, 2023	$	13,708,800
PwC	July 31, 2022	$	13,295,100
PwC	August 31, 2023	$	13,754,500
PwC	August 31, 2022	$	13,509,300

Fidelity Securities Fund
Deloitte Entities	July 31, 2023	$	320,900
Deloitte Entities	July 31, 2022	$	536,300
PwC	July 31, 2023	$	13,723,600
PwC	July 31, 2022	$	13,340,800

Fidelity Select Portfolios
PwC	January 31, 2023	$	12,895,900
PwC	January 31, 2022	$	13,850,200
PwC	February 28, 2023	$	13,284,200
PwC	February 28, 2022	$	14,223,900
Deloitte Entities	July 31, 2023	$	262,500
Deloitte Entities	July 31, 2022	$	476,900

Fidelity Summer Street Trust
Deloitte Entities	April 30, 2023I	$	273,000
Deloitte Entities	April 30, 2022I	$	486,700
PwC	April 30, 2023I	$	13,717,800
PwC	April 30, 2022I	$	13,534,700
Deloitte Entities	May 31, 2023	$	283,700
Deloitte Entities	May 31, 2022J	$	496,800
PwC	May 31, 2023	$	13,639,900
PwC	May 31, 2022J	$	13,363,900
Deloitte Entities	September 30, 2023	$	253,900
Deloitte Entities	September 30, 2022	$	468,200
PwC	December 31, 2023	$	13,609,800
PwC	December 31, 2022	$	12,900,800

Fidelity Trend Fund
PwC	December 31, 2023	$	13,606,400
PwC	December 31, 2022	$	12,901,100

A	Amounts may reflect rounding.

B	May include amounts billed prior to the Fidelity Series Small Cap Core Fund’s commencement of operations.

C	May include amounts billed prior to the Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF’s commencement of operations.

D	May include amounts billed prior to the Fidelity Sustainable High Yield ETF’s commencement of operations.

E

May include amounts billed prior to the Fidelity Series International Index Fund, Fidelity ZERO International Index Fund, Fidelity ZERO Total Market Index Fund, Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Funds’ commencement of operations.

F

May include amounts billed prior to the Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity SAI Sustainable International Equity Fund, Fidelity Sustainable Emerging Markets Equity Fund and Fidelity Sustainable International Equity Funds’ commencement of operations.

G

May include amounts billed prior to the Fidelity Series Select International Small Cap Fund, Fidelity Series Sustainable Emerging Markets Fund and Fidelity Series Sustainable Non-U.S. Developed Markets Funds’ commencement of operations.

H	May include amounts billed prior to the Fidelity Equity Growth K6 Fund’s commencement of operations.
I	May include amounts billed prior to the Fidelity Healthy Future Fund’s commencement of operations.

J

May include amounts billed prior to the Fidelity Climate Action Fund, Fidelity Sustainable U.S. Equity Fund, Fidelity SAI Sustainable Future Fund, Fidelity SAI Sustainable Sector Fund, and Fidelity SAI Sustainable U.S. Equity Fund’s commencement of operations.

APPENDIX J

Estimated aggregate costs for services to be provided by Computershare to receive votes over the phone and to call and solicit votes are stated below.

TRUST/Fund	Estimated aggregate cost for Computershare to call and solicit votes		Estimated aggregate cost for Computershare to receive votes over the phone
FIDELITY ADVISOR SERIES I
Fidelity Advisor Balanced Fund	$	1,200	$	750
Fidelity Advisor Dividend Growth Fund	$	1,200	$	750
Fidelity Advisor Equity Growth Fund	$	1,200	$	750
Fidelity Advisor Equity Income Fund	$	1,200	$	750
Fidelity Advisor Equity Value Fund	$	1,200	$	750
Fidelity Advisor Floating Rate High Income Fund	$	1,200	$	750
Fidelity Advisor Growth & Income Fund	$	1,200	$	750
Fidelity Advisor Growth Opportunities Fund	$	1,200	$	750
Fidelity Advisor High Income Advantage Fund	$	1,200	$	750
Fidelity Advisor Large Cap Fund	$	1,200	$	750
Fidelity Advisor Leveraged Company Stock Fund	$	1,200	$	750
Fidelity Advisor Mid Cap II Fund	$	1,200	$	750
Fidelity Advisor Series Equity Growth Fund	$	1,200	$	750
Fidelity Advisor Series Growth Opportunities Fund	$	1,200	$	750
Fidelity Advisor Series Small Cap Fund	$	1,200	$	750
Fidelity Advisor Small Cap Fund	$	1,200	$	750
Fidelity Advisor Stock Selector Mid Cap Fund	$	1,200	$	750
Fidelity Advisor Value Fund	$	1,200	$	750
Fidelity Advisor Value Strategies Fund	$	1,200	$	750
Fidelity Real Estate High Income Fund	$	1,200	$	750
FIDELITY ADVISOR SERIES VII
Fidelity Advisor Biotechnology Fund	$	1,200	$	750
Fidelity Advisor Consumer Discretionary Fund	$	1,200	$	750
Fidelity Advisor Energy Fund	$	1,200	$	750
Fidelity Advisor Financials Fund	$	1,200	$	750
Fidelity Advisor Global Real Estate Fund	$	1,200	$	750
Fidelity Advisor Health Care Fund	$	1,200	$	750
Fidelity Advisor Industrials Fund	$	1,200	$	750
Fidelity Advisor Real Estate Fund	$	1,200	$	750
Fidelity Advisor Semiconductors Fund	$	1,200	$	750
Fidelity Advisor Technology Fund	$	1,200	$	750
Fidelity Advisor Utilities Fund	$	1,200	$	750
FIDELITY ADVISOR SERIES VIII
Fidelity Advisor Diversified International Fund	$	1,200	$	750
Fidelity Advisor Emerging Asia Fund	$	1,200	$	750
Fidelity Advisor Focused Emerging Markets Fund	$	1,200	$	750
Fidelity Advisor Global Capital Appreciation Fund	$	1,200	$	750
Fidelity Advisor Global Equity Income Fund	$	1,200	$	750
Fidelity Advisor International Capital Appreciation Fund	$	1,200	$	750
Fidelity Advisor Overseas Fund	$	1,200	$	750
Fidelity Advisor Value Leaders Fund	$	1,200	$	750
FIDELITY CAPITAL TRUST
Fidelity Capital Appreciation Fund	$	1,200	$	750
Fidelity Disciplined Equity Fund	$	1,200	$	750
Fidelity Focused Stock Fund	$	1,200	$	750
Fidelity Stock Selector All Cap Fund	$	1,200	$	750
Fidelity Stock Selector Small Cap Fund	$	1,200	$	750
Fidelity Value Fund	$	1,200	$	750
FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC

TRUST/Fund	Estimated aggregate cost for Computershare to call and solicit votes		Estimated aggregate cost for Computershare to receive votes over the phone
Fidelity Emerging Markets Equity Central Fund	$	350	$	150
Fidelity Floating Rate Central Fund	$	350	$	150
Fidelity High Income Central Fund	$	350	$	150
Fidelity International Equity Central Fund	$	350	$	150
Fidelity Real Estate Equity Central Fund	$	350	$	150
Fidelity Specialized High Income Central Fund	$	350	$	150
Fidelity U.S. Equity Central Fund	$	350	$	150
FIDELITY COMMONWEALTH TRUST
Fidelity® Nasdaq Composite Index® ETF	$	350	$	150
FIDELITY CONCORD STREET TRUST
Fidelity 500 Index Fund[2]	$	1,200	$	750
Fidelity Extended Market Index Fund[2]	$	1,200	$	750
Fidelity Flex 500 Index Fund	$	1,200	$	750
Fidelity Founders Fund	$	1,200	$	750
Fidelity International Index Fund[2]	$	1,200	$	750
Fidelity Large Cap Stock Fund	$	1,200	$	750
Fidelity Large Cap Stock K6 Fund	$	1,200	$	750
Fidelity Mid-Cap Stock Fund	$	1,200	$	750
Fidelity Mid-Cap Stock K6 Fund	$	1,200	$	750
Fidelity® Nasdaq Composite Index® Fund	$	1,200	$	750
Fidelity SAI International Small Cap Index Fund	$	1,200	$	750
Fidelity SAI Japan Stock Index Fund	$	1,200	$	750
Fidelity Series International Index Fund	$	1,200	$	750
Fidelity Series Small Cap Core Fund	$	1,200	$	750
Fidelity Series Small Cap Discovery Fund	$	1,200	$	750
Fidelity Series Total Market Index Fund	$	1,200	$	750
Fidelity Small Cap Discovery Fund	$	1,200	$	750
Fidelity Small Cap Stock Fund	$	1,200	$	750
Fidelity Small Cap Stock K6 Fund	$	1,200	$	750
Fidelity Total Market Index Fund[2]	$	1,200	$	750
Fidelity ZERO Extended Market Index Fund[2]	$	1,200	$	750
Fidelity ZERO International Index Fund[2]	$	1,200	$	750
Fidelity ZERO Large Cap Index Fund[2]	$	1,200	$	750
Fidelity ZERO Total Market Index Fund[2]	$	1,200	$	750
FIDELITY CONTRAFUND
Fidelity Advisor New Insights Fund	$	1,200	$	750
Fidelity Contrafund	$	1,200	$	750
Fidelity Contrafund K6	$	1,200	$	750
Fidelity Series Opportunistic Insights Fund	$	1,200	$	750
FIDELITY COVINGTON TRUST
Fidelity Blue Chip Growth ETF	$	350	$	150
Fidelity Blue Chip Value ETF	$	350	$	150
Fidelity Clean Energy ETF	$	350	$	150
Fidelity Cloud Computing ETF	$	350	$	150
Fidelity Crypto Industry and Digital Payments ETF	$	350	$	150
Fidelity Digital Health ETF	$	350	$	150
Fidelity Disruptive Automation ETF	$	350	$	150
Fidelity Disruptive Communications ETF	$	350	$	150
Fidelity Disruptive Finance ETF	$	350	$	150
Fidelity Disruptive Medicine ETF	$	350	$	150
Fidelity Disruptive Technology ETF	$	350	$	150
Fidelity Disruptors ETF	$	350	$	150
Fidelity Dividend ETF for Rising Rates	$	350	$	150
Fidelity Electric Vehicles and Future Transportation ETF	$	350	$	150
Fidelity Emerging Markets Multifactor ETF	$	350	$	150
Fidelity Enhanced International ETF	$	350	$	150

TRUST/Fund	Estimated aggregate cost for Computershare to call and solicit votes		Estimated aggregate cost for Computershare to receive votes over the phone
Fidelity Enhanced Large Cap Core ETF	$	350	$	150
Fidelity Enhanced Large Cap Growth ETF	$	350	$	150
Fidelity Enhanced Large Cap Value ETF	$	350	$	150
Fidelity Enhanced Mid Cap ETF	$	350	$	150
Fidelity Enhanced Small Cap ETF	$	350	$	150
Fidelity Fundamental Large Cap Core ETF	$	350	$	150
Fidelity Fundamental Large Cap Growth ETF	$	350	$	150
Fidelity Fundamental Large Cap Value ETF	$	350	$	150
Fidelity Fundamental Small-Mid Cap ETF	$	350	$	150
Fidelity High Dividend ETF	$	350	$	150
Fidelity High Yield Factor ETF	$	350	$	150
Fidelity International High Dividend ETF	$	350	$	150
Fidelity International Multifactor ETF	$	350	$	150
Fidelity International Value Factor ETF	$	350	$	150
Fidelity Low Volatility Factor ETF	$	350	$	150
Fidelity Magellan ETF	$	350	$	150
Fidelity Metaverse ETF	$	350	$	150
Fidelity Momentum Factor ETF	$	350	$	150
Fidelity MSCI Communication Services Index ETF[2]	$	350	$	150
Fidelity MSCI Consumer Discretionary Index ETF[2]	$	350	$	150
Fidelity MSCI Consumer Staples Index ETF[2]	$	350	$	150
Fidelity MSCI Energy Index ETF[2]	$	350	$	150
Fidelity MSCI Financials Index ETF[2]	$	350	$	150
Fidelity MSCI Health Care Index ETF[2]	$	350	$	150
Fidelity MSCI Industrials Index ETF[2]	$	350	$	150
Fidelity MSCI Information Technology Index ETF[2]	$	350	$	150
Fidelity MSCI Materials Index ETF[2]	$	350	$	150
Fidelity MSCI Real Estate Index ETF[2]	$	350	$	150
Fidelity MSCI Utilities Index ETF[2]	$	350	$	150
Fidelity Preferred Securities & Income ETF	$	350	$	150
Fidelity Quality Factor ETF	$	350	$	150
Fidelity Real Estate Investment ETF	$	350	$	150
Fidelity Small-Mid Multifactor ETF	$	350	$	150
Fidelity Stocks for Inflation ETF	$	350	$	150
Fidelity Sustainable High Yield ETF	$	350	$	150
Fidelity Sustainable U.S. Equity ETF	$	350	$	150
Fidelity U.S. Multifactor ETF	$	350	$	150
Fidelity Value Factor ETF	$	350	$	150
Fidelity Women’s Leadership ETF	$	350	$	150
FIDELITY DESTINY PORTFOLIOS
Fidelity Advisor Capital Development Fund	$	350	$	150
Fidelity Advisor Diversified Stock Fund	$	350	$	150

FIDELITY DEVONSHIRE TRUST
Fidelity Equity-Income Fund	$	1,200	$	750
Fidelity Equity-Income K6 Fund	$	1,200	$	750
Fidelity Mid Cap Value Fund	$	1,200	$	750
Fidelity Mid Cap Value K6 Fund	$	1,200	$	750
Fidelity Series All-Sector Equity Fund	$	1,200	$	750
Fidelity Series Stock Selector Large Cap Value Fund	$	1,200	$	750
Fidelity Series Value Discovery Fund	$	1,200	$	750
Fidelity Stock Selector Large Cap Value Fund	$	1,200	$	750
FIDELITY FINANCIAL TRUST
Fidelity Convertible Securities Fund	$	1,200	$	750
Fidelity Equity Dividend Income Fund	$	1,200	$	750
FIDELITY HANOVER STREET TRUST
Fidelity Emerging Markets Debt Central Fund	$	1,200	$	750

TRUST/Fund	Estimated aggregate cost for Computershare to call and solicit votes		Estimated aggregate cost for Computershare to receive votes over the phone
Fidelity Emerging Markets Debt Local Currency Central Fund	$	1,200	$	750
FIDELITY HASTINGS STREET TRUST
Fidelity Fund	$	1,200	$	750
Fidelity Growth Discovery Fund	$	1,200	$	750
Fidelity Mega Cap Stock Fund	$	1,200	$	750
Fidelity Series Emerging Markets Debt Fund	$	1,200	$	750
Fidelity Series Emerging Markets Debt Local Currency Fund	$	1,200	$	750
Fidelity Series Large Cap Stock Fund	$	1,200	$	750
FIDELITY INVESTMENT TRUST
Fidelity Canada Fund	$	1,200	$	750
Fidelity China Region Fund	$	1,200	$	750
Fidelity Diversified International Fund	$	1,200	$	750
Fidelity Diversified International K6 Fund	$	1,200	$	750
Fidelity Emerging Asia Fund	$	1,200	$	750
Fidelity Emerging Markets Discovery Fund	$	1,200	$	750
Fidelity Emerging Markets Fund	$	1,200	$	750
Fidelity Enduring Opportunities Fund	$	1,200	$	750
Fidelity Europe Fund	$	1,200	$	750
Fidelity Global Commodity Stock Fund	$	1,200	$	750
Fidelity Global Equity Income Fund	$	1,200	$	750
Fidelity Infrastructure Fund	$	1,200	$	750
Fidelity International Capital Appreciation Fund	$	1,200	$	750
Fidelity International Capital Appreciation K6 Fund	$	1,200	$	750
Fidelity International Discovery Fund	$	1,200	$	750
Fidelity International Discovery K6 Fund	$	1,200	$	750
Fidelity International Growth Fund	$	1,200	$	750
Fidelity International Small Cap Fund	$	1,200	$	750
Fidelity International Small Cap Opportunities Fund	$	1,200	$	750
Fidelity International Value Fund	$	1,200	$	750
Fidelity Japan Fund	$	1,200	$	750
Fidelity Japan Smaller Companies Fund	$	1,200	$	750
Fidelity Latin America Fund	$	2,000	$	1,000
Fidelity Nordic Fund	$	1,200	$	750
Fidelity Overseas Fund	$	1,200	$	750
Fidelity Pacific Basin Fund	$	1,200	$	750
Fidelity SAI International SMA Completion Fund	$	1,200	$	750
Fidelity SAI Sustainable Emerging Markets Equity Fund	$	1,200	$	750
Fidelity SAI Sustainable International Equity Fund	$	1,200	$	750
Fidelity Series Canada Fund	$	1,200	$	750
Fidelity Series Emerging Markets Fund	$	1,200	$	750
Fidelity Series Emerging Markets Opportunities Fund	$	1,200	$	750
Fidelity Series International Growth Fund	$	1,200	$	750
Fidelity Series International Small Cap Fund	$	1,200	$	750
Fidelity Series International Value Fund	$	1,200	$	750
Fidelity Series Overseas Fund	$	1,200	$	750
Fidelity Series Select International Small Cap Fund	$	1,200	$	750
Fidelity Series Sustainable Emerging Markets Fund	$	1,200	$	750
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	$	1,200	$	750
Fidelity Sustainable Emerging Markets Equity Fund	$	1,200	$	750
Fidelity Sustainable International Equity Fund	$	1,200	$	750
Fidelity Total Emerging Markets Fund	$	1,200	$	750
Fidelity Total International Equity Fund	$	1,200	$	750
Fidelity Worldwide Fund	$	1,200	$	750
FIDELITY MAGELLAN FUND
Fidelity Magellan Fund	$	1,200	$	750
Fidelity Magellan K6 Fund	$	1,200	$	750

TRUST/Fund	Estimated aggregate cost for Computershare to call and solicit votes		Estimated aggregate cost for Computershare to receive votes over the phone
FIDELITY MT. VERNON STREET TRUST
Fidelity Equity Growth K6 Fund	$	1,200	$	750
Fidelity Growth Company Fund	$	1,200	$	750
Fidelity Growth Company K6 Fund	$	1,200	$	750
Fidelity Growth Strategies Fund	$	1,200	$	750
Fidelity Growth Strategies K6 Fund	$	1,200	$	750
Fidelity® New Millennium Fund®	$	1,200	$	750
Fidelity Series Growth Company Fund	$	1,200	$	750
FIDELITY PURITAN TRUST
Fidelity Balanced Fund	$	1,200	$	750
Fidelity Balanced K6 Fund	$	1,200	$	750
Fidelity Low-Priced Stock Fund	$	1,200	$	750
Fidelity Low-Priced Stock K6 Fund	$	1,200	$	750
Fidelity® Puritan® Fund	$	1,200	$	750
Fidelity Puritan K6 Fund	$	1,200	$	750
Fidelity Series Intrinsic Opportunities Fund	$	1,200	$	750
Fidelity Value Discovery Fund	$	1,200	$	750
Fidelity Value Discovery K6 Fund	$	1,200	$	750
FIDELITY SECURITIES FUND
Fidelity Blue Chip Growth Fund	$	1,200	$	750
Fidelity Blue Chip Growth K6 Fund	$	1,200	$	750
Fidelity Blue Chip Value Fund	$	1,200	$	750
Fidelity Dividend Growth Fund	$	1,200	$	750
Fidelity Growth & Income Portfolio	$	1,200	$	750
Fidelity Leveraged Company Stock Fund	$	1,200	$	750
Fidelity OTC K6 Portfolio	$	1,200	$	750
Fidelity OTC Portfolio	$	1,200	$	750
Fidelity Real Estate Income Fund	$	1,200	$	750
Fidelity Series Blue Chip Growth Fund	$	1,200	$	750
Fidelity Series Real Estate Income Fund	$	1,200	$	750
Fidelity Series Small Cap Opportunities Fund	$	1,200	$	750
Fidelity Small Cap Growth Fund	$	1,200	$	750
Fidelity Small Cap Growth K6 Fund	$	1,200	$	750
Fidelity Small Cap Value Fund	$	1,200	$	750
FIDELITY SELECT PORTFOLIOS
Fidelity Automotive Portfolio	$	350	$	150
Fidelity Banking Portfolio	$	350	$	150
Fidelity Biotechnology Portfolio	$	350	$	150
Fidelity Brokerage and Investment Management Portfolio	$	350	$	150
Fidelity Chemicals Portfolio	$	350	$	150
Fidelity Communication Services Portfolio	$	350	$	150
Fidelity Construction and Housing Portfolio	$	350	$	150
Fidelity Consumer Discretionary Portfolio	$	350	$	150
Fidelity Consumer Staples Portfolio	$	350	$	150
Fidelity Defense and Aerospace Portfolio	$	350	$	150
Fidelity Energy Portfolio	$	350	$	150
Fidelity Environment and Alternative Energy Fund	$	350	$	150
Fidelity Financials Portfolio	$	350	$	150
Fidelity FinTech Portfolio	$	350	$	150
Fidelity Gold Portfolio	$	350	$	150
Fidelity Health Care Portfolio	$	350	$	150
Fidelity Health Care Services Portfolio	$	350	$	150
Fidelity Industrials Portfolio	$	350	$	150
Fidelity Insurance Portfolio	$	350	$	150
Fidelity International Real Estate Fund	$	350	$	150
Fidelity Enterprise Technology Services Portfolio	$	350	$	150

TRUST/Fund	Estimated aggregate cost for Computershare to call and solicit votes		Estimated aggregate cost for Computershare to receive votes over the phone
Fidelity Leisure Portfolio	$	350	$	150
Fidelity Materials Portfolio	$	350	$	150
Fidelity Medical Technology and Devices Portfolio	$	350	$	150
Fidelity Natural Resources Fund	$	350	$	150
Fidelity Pharmaceuticals Portfolio	$	350	$	150
Fidelity Retailing Portfolio	$	350	$	150
Fidelity Real Estate Investment Portfolio	$	350	$	150
Fidelity Semiconductors Portfolio	$	350	$	150
Fidelity Software and IT Services Portfolio	$	350	$	150
Fidelity Tech Hardware Portfolio	$	350	$	150
Fidelity Technology Portfolio	$	350	$	150
Fidelity Telecommunications Portfolio	$	350	$	150
Fidelity Telecom and Utilities Fund	$	350	$	150
Fidelity Transportation Portfolio	$	350	$	150
Fidelity Utilities Portfolio	$	350	$	150
Fidelity Wireless Portfolio	$	350	$	150
FIDELITY SUMMER STREET TRUST
Fidelity Agricultural Productivity Fund	$	1,200	$	750
Fidelity Capital & Income Fund	$	1,200	$	750
Fidelity Climate Action Fund	$	1,200	$	750
Fidelity Focused High Income Fund	$	1,200	$	750
Fidelity Global High Income Fund	$	1,200	$	750
Fidelity Healthy Future Fund	$	1,200	$	750
Fidelity High Income Fund	$	1,200	$	750
Fidelity New Markets Income Fund	$	1,200	$	750
Fidelity SAI High Income Fund	$	1,200	$	750
Fidelity SAI Sustainable Future Fund	$	1,200	$	750
Fidelity SAI Sustainable Sector Fund	$	1,200	$	750
Fidelity SAI Sustainable U.S. Equity Fund	$	1,200	$	750
Fidelity Series Floating Rate High Income Fund	$	1,200	$	750
Fidelity Series High Income Fund	$	1,200	$	750
Fidelity Series Sustainable U.S. Market Fund	$	1,200	$	750
Fidelity Short Duration High Income Fund	$	1,200	$	750
Fidelity Sustainable U.S. Equity Fund	$	1,200	$	750
Fidelity U.S. Low Volatility Equity Fund	$	1,200	$	750
Fidelity Water Sustainability Fund	$	1,200	$	750
Fidelity Women’s Leadership Fund	$	1,200	$	750

FIDELITY TREND FUND
Fidelity Trend Fund	$	1,500	$	750

APPENDIX K

Information regarding the number of shares of each fund and class, as applicable, of each trust issued and outstanding is provided below.

Trust/Fund	Number of Shares Outstanding as of [ ], 2024

FIDELITY ADVISOR SERIES I
Fidelity Advisor Balanced Fund - Class A	[ ]
Fidelity Advisor Balanced Fund - Class C	[ ]
Fidelity Advisor Balanced Fund - Class I	[ ]
Fidelity Advisor Balanced Fund - Class M	[ ]
Fidelity Advisor Balanced Fund - Class Z	[ ]
Fidelity Advisor Dividend Growth Fund - Class A	[ ]
Fidelity Advisor Dividend Growth Fund - Class C	[ ]
Fidelity Advisor Dividend Growth Fund - Class I	[ ]
Fidelity Advisor Dividend Growth Fund - Class M	[ ]
Fidelity Advisor Dividend Growth Fund - Class Z	[ ]
Fidelity Advisor Equity Income Fund - Class A	[ ]
Fidelity Advisor Equity Income Fund - Class C	[ ]
Fidelity Advisor Equity Income Fund - Class I	[ ]
Fidelity Advisor Equity Income Fund - Class M	[ ]
Fidelity Advisor Equity Income Fund - Class Z	[ ]
Fidelity Advisor Equity Growth Fund - Class A	[ ]
Fidelity Advisor Equity Growth Fund - Class C	[ ]
Fidelity Advisor Equity Growth Fund - Class I	[ ]
Fidelity Advisor Equity Growth Fund - Class M	[ ]
Fidelity Advisor Equity Growth Fund - Class Z	[ ]
Fidelity Advisor Equity Value Fund - Class A	[ ]
Fidelity Advisor Equity Value Fund - Class C	[ ]
Fidelity Advisor Equity Value Fund - Class I	[ ]
Fidelity Advisor Equity Value Fund - Class M	[ ]
Fidelity Advisor Equity Value Fund - Class Z	[ ]
Fidelity Floating Rate High Income Fund	[ ]
Fidelity Advisor Floating Rate High Income Fund - Class A	[ ]
Fidelity Advisor Floating Rate High Income Fund - Class C	[ ]
Fidelity Advisor Floating Rate High Income Fund - Class M	[ ]
Fidelity Advisor Floating Rate High Income Fund - Class I	[ ]
Fidelity Advisor Floating Rate High Income Fund - Class Z	[ ]
Fidelity Advisor Growth & Income Fund - Class A	[ ]
Fidelity Advisor Growth & Income Fund - Class C	[ ]
Fidelity Advisor Growth & Income Fund - Class I	[ ]
Fidelity Advisor Growth & Income Fund - Class M	[ ]
Fidelity Advisor Growth & Income Fund - Class Z	[ ]
Fidelity Advisor Growth Opportunities Fund - Class A	[ ]
Fidelity Advisor Growth Opportunities Fund - Class C	[ ]
Fidelity Advisor Growth Opportunities Fund - Class I	[ ]
Fidelity Advisor Growth Opportunities Fund - Class M	[ ]
Fidelity Advisor Growth Opportunities Fund - Class Z	[ ]
Fidelity Advisor High Income Advantage Fund - Class A	[ ]
Fidelity Advisor High Income Advantage Fund - Class C	[ ]
Fidelity Advisor High Income Advantage Fund - Class I	[ ]
Fidelity Advisor High Income Advantage Fund - Class M	[ ]
Fidelity Advisor High Income Advantage Fund - Class Z	[ ]
Fidelity Advisor Large Cap Fund - Class A	[ ]
Fidelity Advisor Large Cap Fund - Class C	[ ]
Fidelity Advisor Large Cap Fund - Class I	[ ]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024

Fidelity Advisor Large Cap Fund - Class M	[ ]
Fidelity Advisor Large Cap Fund - Class Z	[ ]
Fidelity Advisor Leveraged Company Stock Fund - Class A	[ ]
Fidelity Advisor Leveraged Company Stock Fund - Class C	[ ]
Fidelity Advisor Leveraged Company Stock Fund - Class I	[ ]
Fidelity Advisor Leveraged Company Stock Fund - Class M	[ ]
Fidelity Advisor Leveraged Company Stock Fund - Class Z	[ ]
Fidelity Advisor Mid Cap II Fund - Class A	[ ]
Fidelity Advisor Mid Cap II Fund - Class C	[ ]
Fidelity Advisor Mid Cap II Fund - Class I	[ ]
Fidelity Advisor Mid Cap II Fund - Class M	[ ]
Fidelity Advisor Mid Cap II Fund - Class Z	[ ]
Fidelity Real Estate High Income Fund	[ ]
Fidelity Advisor Series Equity Growth Fund	[ ]
Fidelity Advisor Series Growth Opportunities Fund	[ ]
Fidelity Advisor Series Small Cap Fund	[ ]
Fidelity Advisor Small Cap Fund - Class A	[ ]
Fidelity Advisor Small Cap Fund - Class C	[ ]
Fidelity Advisor Small Cap Fund - Class I	[ ]
Fidelity Advisor Small Cap Fund - Class M	[ ]
Fidelity Advisor Small Cap Fund - Class Z	[ ]
Fidelity Stock Selector Mid Cap Fund	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund - Class A	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund - Class C	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund - Class I	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund - Class M	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund – Class Z	[ ]
Fidelity Value Strategies Fund	[ ]
Fidelity Value Strategies Fund - Class K	[ ]
Fidelity Advisor Value Strategies Fund - Class A	[ ]
Fidelity Advisor Value Strategies Fund - Class C	[ ]
Fidelity Advisor Value Strategies Fund - Class I	[ ]
Fidelity Advisor Value Strategies Fund - Class M	[ ]
Fidelity Advisor Value Fund - Class A	[ ]
Fidelity Advisor Value Fund - Class C	[ ]
Fidelity Advisor Value Fund - Class I	[ ]
Fidelity Advisor Value Fund - Class M	[ ]
Fidelity Advisor Value Fund - Class Z	[ ]

FIDELITY ADVISOR SERIES VII
Fidelity Advisor Biotechnology Fund - Class A	[ ]
Fidelity Advisor Biotechnology Fund - Class C	[ ]
Fidelity Advisor Biotechnology Fund - Class I	[ ]
Fidelity Advisor Biotechnology Fund - Class M	[ ]
Fidelity Advisor Biotechnology Fund - Class Z	[ ]
Fidelity Advisor Consumer Discretionary Fund - Class A	[ ]
Fidelity Advisor Consumer Discretionary Fund - Class C	[ ]
Fidelity Advisor Consumer Discretionary Fund - Class I	[ ]
Fidelity Advisor Consumer Discretionary Fund - Class M	[ ]
Fidelity Advisor Consumer Discretionary Fund - Class Z	[ ]
Fidelity Advisor Energy Fund - Class A	[ ]
Fidelity Advisor Energy Fund - Class C	[ ]
Fidelity Advisor Energy Fund - Class I	[ ]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024

Fidelity Advisor Energy Fund - Class M	[ ]
Fidelity Advisor Energy Fund - Class Z	[ ]
Fidelity Advisor Financials Fund - Class A	[ ]
Fidelity Advisor Financials Fund - Class C	[ ]
Fidelity Advisor Financials Fund - Class I	[ ]
Fidelity Advisor Financials Fund - Class M	[ ]
Fidelity Advisor Financials Fund - Class Z	[ ]
Fidelity Advisor Global Real Estate Fund - Class A	[ ]
Fidelity Advisor Global Real Estate Fund - Class C	[ ]
Fidelity Advisor Global Real Estate Fund - Class I	[ ]
Fidelity Advisor Global Real Estate Fund - Class M	[ ]
Fidelity Advisor Global Real Estate Fund - Class Z	[ ]
Fidelity Advisor Health Care Fund - Class A	[ ]
Fidelity Advisor Health Care Fund - Class C	[ ]
Fidelity Advisor Health Care Fund - Class I	[ ]
Fidelity Advisor Health Care Fund - Class M	[ ]
Fidelity Advisor Health Care Fund - Class Z	[ ]
Fidelity Advisor Industrials Fund - Class A	[ ]
Fidelity Advisor Industrials Fund - Class C	[ ]
Fidelity Advisor Industrials Fund - Class I	[ ]
Fidelity Advisor Industrials Fund - Class M	[ ]
Fidelity Advisor Industrials Fund - Class Z	[ ]
Fidelity Advisor Real Estate Fund - Class A	[ ]
Fidelity Advisor Real Estate Fund - Class C	[ ]
Fidelity Advisor Real Estate Fund - Class I	[ ]
Fidelity Advisor Real Estate Fund - Class M	[ ]
Fidelity Advisor Real Estate Fund - Class Z	[ ]
Fidelity Advisor Semiconductors Fund - Class A	[ ]
Fidelity Advisor Semiconductors Fund - Class C	[ ]
Fidelity Advisor Semiconductors Fund - Class I	[ ]
Fidelity Advisor Semiconductors Fund - Class M	[ ]
Fidelity Advisor Semiconductors Fund - Class Z	[ ]
Fidelity Advisor Technology Fund - Class A	[ ]
Fidelity Advisor Technology Fund - Class C	[ ]
Fidelity Advisor Technology Fund - Class I	[ ]
Fidelity Advisor Technology Fund - Class M	[ ]
Fidelity Advisor Technology Fund - Class Z	[ ]
Fidelity Advisor Utilities Fund - Class A	[ ]
Fidelity Advisor Utilities Fund - Class C	[ ]
Fidelity Advisor Utilities Fund - Class I	[ ]
Fidelity Advisor Utilities Fund - Class M	[ ]
Fidelity Advisor Utilities Fund - Class Z	[ ]

FIDELITY ADVISOR SERIES VIII
Fidelity Advisor Diversified International Fund - Class A	[ ]
Fidelity Advisor Diversified International Fund - Class C	[ ]
Fidelity Advisor Diversified International Fund - Class I	[ ]
Fidelity Advisor Diversified International Fund - Class M	[ ]
Fidelity Advisor Diversified International Fund - Class Z	[ ]
Fidelity Advisor Emerging Asia Fund - Class A	[ ]
Fidelity Advisor Emerging Asia Fund - Class C	[ ]
Fidelity Advisor Emerging Asia Fund - Class I	[ ]
Fidelity Advisor Emerging Asia Fund - Class M	[ ]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024

Fidelity Advisor Emerging Asia Fund - Class Z	[ ]
Fidelity Advisor Focused Emerging Markets Fund - Class A	[ ]
Fidelity Advisor Focused Emerging Markets Fund - Class C	[ ]
Fidelity Advisor Focused Emerging Markets Fund - Class I	[ ]
Fidelity Advisor Focused Emerging Markets Fund - Class M	[ ]
Fidelity Advisor Focused Emerging Markets Fund - Class Z	[ ]
Fidelity Advisor Global Capital Appreciation Fund - Class A	[ ]
Fidelity Advisor Global Capital Appreciation Fund - Class C	[ ]
Fidelity Advisor Global Capital Appreciation Fund - Class I	[ ]
Fidelity Advisor Global Capital Appreciation Fund - Class M	[ ]
Fidelity Advisor Global Equity Income Fund - Class A	[ ]
Fidelity Advisor Global Equity Income Fund - Class C	[ ]
Fidelity Advisor Global Equity Income Fund - Class M	[ ]
Fidelity Advisor Global Equity Income Fund - Class I	[ ]
Fidelity Advisor Global Equity Income Fund - Class Z	[ ]
Fidelity Advisor International Capital Appreciation Fund - Class A	[ ]
Fidelity Advisor International Capital Appreciation Fund - Class C	[ ]
Fidelity Advisor International Capital Appreciation Fund - Class I	[ ]
Fidelity Advisor International Capital Appreciation Fund - Class M	[ ]
Fidelity Advisor International Capital Appreciation Fund - Class Z	[ ]
Fidelity Advisor Overseas Fund - Class A	[ ]
Fidelity Advisor Overseas Fund - Class C	[ ]
Fidelity Advisor Overseas Fund - Class I	[ ]
Fidelity Advisor Overseas Fund - Class M	[ ]
Fidelity Advisor Overseas Fund - Class Z	[ ]
Fidelity Advisor Value Leaders Fund - Class A	[ ]
Fidelity Advisor Value Leaders Fund - Class C	[ ]
Fidelity Advisor Value Leaders Fund - Class I	[ ]
Fidelity Advisor Value Leaders Fund - Class M	[ ]

FIDELITY CAPITAL TRUST

Fidelity Capital Appreciation Fund	[ ]
Fidelity Capital Appreciation Fund - Class K	[ ]
Fidelity Disciplined Equity Fund	[ ]
Fidelity Disciplined Equity Fund - Class K	[ ]
Fidelity Focused Stock Fund	[ ]
Fidelity Stock Selector All Cap Fund	[ ]
Fidelity Stock Selector All Cap Fund - Class K	[ ]
Fidelity Advisor Stock Selector All Cap Fund - Class A	[ ]
Fidelity Advisor Stock Selector All Cap Fund - Class C	[ ]
Fidelity Advisor Stock Selector All Cap Fund - Class I	[ ]
Fidelity Advisor Stock Selector All Cap Fund - Class M	[ ]
Fidelity Advisor Stock Selector All Cap Fund - Class Z	[ ]
Fidelity Stock Selector Small Cap Fund	[ ]
Fidelity Advisor Stock Selector Small Cap Fund - Class A	[ ]
Fidelity Advisor Stock Selector Small Cap Fund - Class C	[ ]
Fidelity Advisor Stock Selector Small Cap Fund - Class I	[ ]
Fidelity Advisor Stock Selector Small Cap Fund - Class M	[ ]
Fidelity Advisor Stock Selector Small Cap Fund - Class Z	[ ]
Fidelity Value Fund	[ ]
Fidelity Value Fund - Class K	[ ]

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC

Fidelity Emerging Markets Equity Central Fund	[ ]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024

Fidelity Floating Rate Central Fund	[	]
Fidelity High Income Central Fund	[	]
Fidelity International Equity Central Fund	[	]
Fidelity Real Estate Equity Central Fund	[	]
Fidelity Specialized High Income Central Fund	[	]
Fidelity U.S. Equity Central Fund	[	]

FIDELITY COMMONWEALTH TRUST

Fidelity® Nasdaq Composite Index® ETF	[	]

FIDELITY CONCORD STREET TRUST
Fidelity 500 Index Fund[2]	[	]
Fidelity Extended Market Index Fund	[	]
Fidelity Flex 500 Index Fund	[	]
Fidelity Founders Fund	[	]
Fidelity Advisor Founders Fund - Class A	[	]
Fidelity Advisor Founders Fund - Class C	[	]
Fidelity Advisor Founders Fund - Class I	[	]
Fidelity Advisor Founders Fund - Class M	[	]
Fidelity Advisor Founders Fund - Class Z	[	]
Fidelity International Index Fund	[	]
Fidelity Large Cap Stock Fund	[	]
Fidelity Large Cap Stock K6 Fund	[	]
Fidelity Mid-Cap Stock Fund	[	]
Fidelity Mid-Cap Stock Fund - Class K
Fidelity Mid-Cap Stock K6 Fund	[	]
Fidelity® Nasdaq Composite Index® Fund	[	]
Fidelity SAI International Small Cap Index Fund	[	]
Fidelity SAI Japan Stock Index Fund	[	]
Fidelity Series International Index Fund	[	]
Fidelity Series Small Cap Core Fund	[	]
Fidelity Series Small Cap Discovery Fund	[	]
Fidelity Series Total Market Index Fund	[	]
Fidelity Small Cap Discovery Fund	[	]
Fidelity Small Cap Stock Fund	[	]
Fidelity Small Cap Stock K6 Fund	[	]
Fidelity Total Market Index Fund	[	]
Fidelity ZERO Extended Market Index Fund	[	]
Fidelity ZERO International Index Fund	[	]
Fidelity ZERO Large Cap Index Fund	[	]
Fidelity ZERO Total Market Index Fund	[	]

FIDELITY CONTRAFUND
Fidelity Contrafund	[	]
Fidelity Contrafund - Class K	[	]
Fidelity Contrafund K6	[	]
Fidelity Advisor New Insights Fund	[	]
Fidelity Advisor New Insights Fund - Class A	[	]
Fidelity Advisor New Insights Fund - Class M	[	]
Fidelity Advisor New Insights Fund - Class C	[	]
Fidelity Advisor New Insights Fund - Class I	[	]
Fidelity Advisor New Insights Fund - Class Z	[	]
Fidelity Series Opportunistic Insights Fund	[	]

FIDELITY COVINGTON TRUST

Trust/Fund	Number of Shares Outstanding as of [ ], 2024
Fidelity Blue Chip Growth ETF	[	]
Fidelity Blue Chip Value ETF	[	]
Fidelity Clean Energy ETF	[	]
Fidelity Cloud Computing ETF	[	]
Fidelity Crypto Industry and Digital Payments ETF	[	]
Fidelity Digital Health ETF	[	]
Fidelity Disruptive Automation ETF	[	]
Fidelity Disruptive Communications ETF	[	]
Fidelity Disruptive Finance ETF	[	]
Fidelity Disruptive Medicine ETF	[	]
Fidelity Disruptive Technology ETF	[	]
Fidelity Disruptors ETF	[	]
Fidelity Dividend ETF for Rising Rates	[	]
Fidelity Electric Vehicles and Future Transportation ETF	[	]
Fidelity Emerging Markets Multifactor ETF	[	]
Fidelity Enhanced International ETF	[	]
Fidelity Enhanced Large Cap Core ETF	[	]
Fidelity Enhanced Large Cap Growth ETF	[	]
Fidelity Enhanced Large Cap Value ETF	[	]
Fidelity Enhanced Mid Cap ETF	[	]
Fidelity Enhanced Small Cap ETF	[	]
Fidelity Fundamental Large Cap Core ETF	[	]
Fidelity Fundamental Large Cap Growth ETF	[	]
Fidelity Fundamental Large Cap Value ETF	[	]
Fidelity Fundamental Small-Mid Cap ETF	[	]
Fidelity High Dividend ETF	[	]
Fidelity High Yield Factor ETF	[	]
Fidelity International High Dividend ETF	[	]
Fidelity International Multifactor ETF	[	]
Fidelity International Value Factor ETF	[	]
Fidelity Low Volatility Factor ETF	[	]
Fidelity Magellan ETF	[	]
Fidelity Metaverse ETF	[	]
Fidelity Momentum Factor ETF	[	]
Fidelity MSCI Communication Services Index ETF	[	]
Fidelity MSCI Consumer Discretionary Index ETF	[	]
Fidelity MSCI Consumer Staples Index ETF	[	]
Fidelity MSCI Energy Index ETF	[	]
Fidelity MSCI Financials Index ETF	[	]
Fidelity MSCI Health Care Index ETF	[	]
Fidelity MSCI Industrials Index ETF	[	]
Fidelity MSCI Information Technology Index ETF	[	]
Fidelity MSCI Materials Index ETF	[	]
Fidelity MSCI Real Estate Index ETF	[	]
Fidelity MSCI Utilities Index ETF	[	]
Fidelity Preferred Securities & Income ETF	[	]
Fidelity Quality Factor ETF	[	]
Fidelity Real Estate Investment ETF	[	]
Fidelity Small-Mid Multifactor ETF	[	]
Fidelity Stocks for Inflation ETF	[	]
Fidelity Sustainable High Yield ETF	[	]
Fidelity Sustainable U.S. Equity ETF	[	]
Fidelity U.S. Multifactor ETF	[	]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024
Fidelity Value Factor ETF	[	]
Fidelity Women’s Leadership ETF	[	]

FIDELITY DESTINY PORTFOLIOS
Fidelity Advisor Capital Development Fund - Class O	[	]
Fidelity Advisor Capital Development Fund - Class A	[	]
Fidelity Advisor Capital Development Fund - Class C	[	]
Fidelity Advisor Capital Development Fund - Class I	[	]
Fidelity Advisor Capital Development Fund - Class M	[	]
Fidelity Advisor Diversified Stock Fund - Class O	[	]
Fidelity Advisor Diversified Stock Fund - Class A	[	]
Fidelity Advisor Diversified Stock Fund - Class C	[	]
Fidelity Advisor Diversified Stock Fund - Class I	[	]
Fidelity Advisor Diversified Stock Fund - Class M	[	]
Fidelity Advisor Diversified Stock Fund - Class Z	[	]

FIDELITY DEVONSHIRE TRUST
Fidelity Equity-Income Fund	[	]
Fidelity Equity-Income Fund - Class K	[	]
Fidelity Equity-Income K6 Fund	[	]
Fidelity Mid Cap Value Fund	[	]
Fidelity Advisor Mid Cap Value Fund - Class A	[	]
Fidelity Advisor Mid Cap Value Fund - Class C	[	]
Fidelity Advisor Mid Cap Value Fund - Class I	[	]
Fidelity Advisor Mid Cap Value Fund - Class M	[	]
Fidelity Advisor Mid Cap Value Fund - Class Z	[	]
Fidelity Mid Cap Value K6 Fund	[	]
Fidelity Series All-Sector Equity Fund	[	]
Fidelity Series Stock Selector Large Cap Value Fund	[	]
Fidelity Series Value Discovery Fund	[	]
Fidelity Stock Selector Large Cap Value Fund	[	]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A	[	]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C	[	]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I	[	]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M	[	]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z	[	]

FIDELITY FINANCIAL TRUST
Fidelity Convertible Securities Fund	[	]
Fidelity Advisor Convertible Securities Fund - Class A	[	]
Fidelity Advisor Convertible Securities Fund - Class C	[	]
Fidelity Advisor Convertible Securities Fund - Class I	[	]
Fidelity Advisor Convertible Securities Fund - Class M	[	]
Fidelity Advisor Convertible Securities Fund - Class Z	[	]
Fidelity Equity Dividend Income Fund	[	]
Fidelity Equity Dividend Income Fund - Class K	[	]

FIDELITY HANOVER STREET TRUST
Fidelity Emerging Markets Debt Central Fund	[	]
Fidelity Emerging Markets Debt Local Currency Central Fund	[	]

FIDELITY HASTINGS STREET TRUST
Fidelity Fund	[	]
Fidelity Fund - Class K	[	]
Fidelity Growth Discovery Fund	[	]
Fidelity Growth Discovery Fund - Class K	[	]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024
Fidelity Mega Cap Stock Fund	[	]
Fidelity Advisor Mega Cap Stock Fund - Class A	[	]
Fidelity Advisor Mega Cap Stock Fund - Class C	[	]
Fidelity Advisor Mega Cap Stock Fund - Class I	[	]
Fidelity Advisor Mega Cap Stock Fund - Class M	[	]
Fidelity Advisor Mega Cap Stock Fund - Class Z	[	]
Fidelity Series Emerging Markets Debt Fund	[	]
Fidelity Series Emerging Markets Debt Local Currency Fund	[	]
Fidelity Series Large Cap Stock Fund	[	]

FIDELITY INVESTMENT TRUST
Fidelity Canada Fund	[	]
Fidelity Advisor Canada Fund - Class A	[	]
Fidelity Advisor Canada Fund - Class C	[	]
Fidelity Advisor Canada Fund - Class I	[	]
Fidelity Advisor Canada Fund - Class M	[	]
Fidelity Advisor Canada Fund - Class Z	[	]
Fidelity China Region Fund	[	]
Fidelity Advisor China Region Fund - Class A	[	]
Fidelity Advisor China Region Fund - Class C	[	]
Fidelity Advisor China Region Fund - Class I	[	]
Fidelity Advisor China Region Fund - Class M	[	]
Fidelity Advisor China Region Fund - Class Z	[	]
Fidelity Diversified International Fund	[	]
Fidelity Diversified International Fund - Class K	[	]
Fidelity Diversified International K6 Fund	[	]
Fidelity Emerging Asia Fund	[	]
Fidelity Emerging Markets Discovery Fund	[	]
Fidelity Advisor Emerging Markets Discovery Fund - Class A	[	]
Fidelity Advisor Emerging Markets Discovery Fund - Class C	[	]
Fidelity Advisor Emerging Markets Discovery Fund - Class I	[	]
Fidelity Advisor Emerging Markets Discovery Fund - Class M	[	]
Fidelity Advisor Emerging Markets Discovery Fund - Class Z	[	]
Fidelity Emerging Markets Fund	[	]
Fidelity Emerging Markets Fund - Class K	[	]
Fidelity Advisor Emerging Markets Fund - Class A	[	]
Fidelity Advisor Emerging Markets Fund - Class C	[	]
Fidelity Advisor Emerging Markets Fund - Class I	[	]
Fidelity Advisor Emerging Markets Fund - Class M	[	]
Fidelity Advisor Emerging Markets Fund - Class Z	[	]
Fidelity Enduring Opportunities Fund	[	]
Fidelity Europe Fund	[	]
Fidelity Advisor Europe Fund - Class A	[	]
Fidelity Advisor Europe Fund - Class C	[	]
Fidelity Advisor Europe Fund - Class I	[	]
Fidelity Advisor Europe Fund - Class M	[	]
Fidelity Advisor Europe Fund - Class Z	[	]
Fidelity Global Commodity Stock Fund	[	]
Fidelity Advisor Global Commodity Stock Fund - Class A	[	]
Fidelity Advisor Global Commodity Stock Fund - Class Z	[	]
Fidelity Advisor Global Commodity Stock Fund - Class C	[	]
Fidelity Advisor Global Commodity Stock Fund - Class M	[	]
Fidelity Advisor Global Commodity Stock Fund - Class I	[	]
Fidelity Global Equity Income Fund	[	]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024
Fidelity Infrastructure Fund	[ ]
Fidelity International Capital Appreciation Fund	[ ]
Fidelity International Capital Appreciation K6 Fund	[ ]
Fidelity International Discovery Fund	[ ]
Fidelity International Discovery Fund - Class K	[ ]
Fidelity Advisor International Discovery Fund - Class A	[ ]
Fidelity Advisor International Discovery Fund - Class C	[ ]
Fidelity Advisor International Discovery Fund - Class I	[ ]
Fidelity Advisor International Discovery Fund - Class M	[ ]
Fidelity Advisor International Discovery Fund - Class Z	[ ]
Fidelity International Discovery K6 Fund	[ ]
Fidelity International Growth Fund	[ ]
Fidelity Advisor International Growth Fund - Class A	[ ]
Fidelity Advisor International Growth Fund - Class C	[ ]
Fidelity Advisor International Growth Fund - Class I	[ ]
Fidelity Advisor International Growth Fund - Class M	[ ]
Fidelity Advisor International Growth Fund - Class Z	[ ]
Fidelity International Small Cap Fund	[ ]
Fidelity Advisor International Small Cap Fund - Class A	[ ]
Fidelity Advisor International Small Cap Fund - Class C	[ ]
Fidelity Advisor International Small Cap Fund - Class I	[ ]
Fidelity Advisor International Small Cap Fund - Class M	[ ]
Fidelity Advisor International Small Cap Fund - Class Z	[ ]
Fidelity International Small Cap Opportunities Fund	[ ]
Fidelity Advisor International Small Cap Opportunities Fund - Class A	[ ]
Fidelity Advisor International Small Cap Opportunities Fund - Class C	[ ]
Fidelity Advisor International Small Cap Opportunities Fund - Class I	[ ]
Fidelity Advisor International Small Cap Opportunities Fund - Class M	[ ]
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	[ ]
Fidelity International Value Fund	[ ]
Fidelity Advisor International Value Fund - Class A	[ ]
Fidelity Advisor International Value Fund - Class C	[ ]
Fidelity Advisor International Value Fund - Class I	[ ]
Fidelity Advisor International Value Fund - Class M	[ ]
Fidelity Advisor International Value Fund - Class Z	[ ]
Fidelity Japan Fund	[ ]
Fidelity Advisor Japan Fund - Class A	[ ]
Fidelity Advisor Japan Fund - Class C	[ ]
Fidelity Advisor Japan Fund - Class I	[ ]
Fidelity Advisor Japan Fund - Class M	[ ]
Fidelity Advisor Japan Fund - Class Z	[ ]
Fidelity Japan Smaller Companies Fund	[ ]
Fidelity Latin America Fund	[ ]
Fidelity Advisor Latin America Fund - Class A	[ ]
Fidelity Advisor Latin America Fund - Class C	[ ]
Fidelity Advisor Latin America Fund - Class I	[ ]
Fidelity Advisor Latin America Fund - Class M	[ ]
Fidelity Advisor Latin America Fund - Class Z	[ ]
Fidelity Nordic Fund	[ ]
Fidelity Overseas Fund	[ ]
Fidelity Overseas Fund - Class K	[ ]
Fidelity Pacific Basin Fund	[ ]
Fidelity SAI International SMA Completion Fund	[ ]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024
Fidelity SAI Sustainable Emerging Markets Equity Fund	[ ]
Fidelity SAI Sustainable International Equity Fund	[ ]
Fidelity Series Canada Fund	[ ]
Fidelity Series Emerging Markets Fund	[ ]
Fidelity Series Emerging Markets Opportunities Fund	[ ]
Fidelity Series International Growth Fund	[ ]
Fidelity Series International Small Cap Fund	[ ]
Fidelity Series International Value Fund	[ ]
Fidelity Series Overseas Fund	[ ]
Fidelity Series Select International Small Cap Fund	[ ]
Fidelity Series Sustainable Emerging Markets Fund	[ ]
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	[ ]
Fidelity Sustainable Emerging Markets Equity Fund	[ ]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A	[ ]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C	[ ]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I	[ ]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M	[ ]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z	[ ]
Fidelity Sustainable International Equity Fund	[ ]
Fidelity Advisor Sustainable International Equity Fund - Class A	[ ]
Fidelity Advisor Sustainable International Equity Fund - Class M	[ ]
Fidelity Advisor Sustainable International Equity Fund - Class Z	[ ]
Fidelity Advisor Sustainable International Equity Fund - Class I	[ ]
Fidelity Advisor Sustainable International Equity Fund - Class C	[ ]
Fidelity Total Emerging Markets Fund	[ ]
Fidelity Advisor Total Emerging Markets Fund - Class A	[ ]
Fidelity Advisor Total Emerging Markets Fund - Class C	[ ]
Fidelity Advisor Total Emerging Markets Fund - Class I	[ ]
Fidelity Advisor Total Emerging Markets Fund - Class M	[ ]
Fidelity Advisor Total Emerging Markets Fund - Class Z	[ ]
Fidelity Total International Equity Fund	[ ]
Fidelity Advisor Total International Equity Fund - Class A	[ ]
Fidelity Advisor Total International Equity Fund - Class C	[ ]
Fidelity Advisor Total International Equity Fund - Class I	[ ]
Fidelity Advisor Total International Equity Fund - Class M	[ ]
Fidelity Advisor Total International Equity Fund - Class Z	[ ]
Fidelity Worldwide Fund	[ ]
Fidelity Advisor Worldwide Fund - Class A	[ ]
Fidelity Advisor Worldwide Fund - Class C	[ ]
Fidelity Advisor Worldwide Fund - Class I	[ ]
Fidelity Advisor Worldwide Fund - Class M	[ ]
Fidelity Advisor Worldwide Fund - Class Z	[ ]

FIDELITY MAGELLAN FUND
Fidelity Magellan Fund	[ ]
Fidelity Magellan Fund - Class K	[ ]
Fidelity Magellan K6 Fund	[ ]

FIDELITY MT. VERNON STREET TRUST
Fidelity Equity Growth K6 Fund	[ ]
Fidelity Growth Company Fund	[ ]
Fidelity Growth Company Fund - Class K	[ ]
Fidelity Growth Company K6 Fund	[ ]
Fidelity Growth Strategies Fund	[ ]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024
Fidelity Growth Strategies Fund - Class K	[ ]
Fidelity Growth Strategies K6 Fund	[ ]
Fidelity® New Millennium Fund®	[ ]
Fidelity Series Growth Company Fund	[ ]

FIDELITY PURITAN TRUST
Fidelity Balanced Fund	[ ]
Fidelity Balanced Fund - Class K	[ ]
Fidelity Balanced K6 Fund	[ ]
Fidelity Low-Priced Stock Fund	[ ]
Fidelity Low-Priced Stock Fund - Class K	[ ]
Fidelity Low-Priced Stock K6 Fund	[ ]
Fidelity® Puritan® Fund	[ ]
Fidelity® Puritan® Fund – Class K	[ ]
Fidelity Puritan K6 Fund	[ ]
Fidelity Series Intrinsic Opportunities Fund	[ ]
Fidelity Value Discovery Fund	[ ]
Fidelity Value Discovery Fund - Class K	[ ]
Fidelity Value Discovery K6 Fund	[ ]

FIDELITY SECURITIES FUND
Fidelity Blue Chip Growth Fund	[ ]
Fidelity Blue Chip Growth Fund – Class K	[ ]
Fidelity Blue Chip Growth K6 Fund	[ ]
Fidelity Blue Chip Value Fund	[ ]
Fidelity Dividend Growth Fund	[ ]
Fidelity Dividend Growth Fund - Class K	[ ]
Fidelity Growth & Income Portfolio	[ ]
Fidelity Growth & Income Portfolio - Class K	[ ]
Fidelity Leveraged Company Stock Fund	[ ]
Fidelity Leveraged Company Stock Fund - Class K	[ ]
Fidelity OTC K6 Portfolio	[ ]
Fidelity OTC Portfolio	[ ]
Fidelity OTC Portfolio – Class K	[ ]
Fidelity Real Estate Income Fund	[ ]
Fidelity Advisor Real Estate Income Fund - Class A	[ ]
Fidelity Advisor Real Estate Income Fund - Class C	[ ]
Fidelity Advisor Real Estate Income Fund - Class I	[ ]
Fidelity Advisor Real Estate Income Fund - Class M	[ ]
Fidelity Advisor Real Estate Income Fund - Class Z	[ ]
Fidelity Series Blue Chip Growth Fund	[ ]
Fidelity Series Real Estate Income Fund	[ ]
Fidelity Series Small Cap Opportunities Fund	[ ]
Fidelity Small Cap Growth Fund	[ ]
Fidelity Advisor Small Cap Growth Fund - Class A	[ ]
Fidelity Advisor Small Cap Growth Fund - Class C	[ ]
Fidelity Advisor Small Cap Growth Fund - Class I	[ ]
Fidelity Advisor Small Cap Growth Fund - Class M	[ ]
Fidelity Advisor Small Cap Growth Fund - Class Z	[ ]
Fidelity Small Cap Growth K6 Fund	[ ]
Fidelity Small Cap Value Fund	[ ]
Fidelity Advisor Small Cap Value Fund - Class A	[ ]
Fidelity Advisor Small Cap Value Fund - Class C	[ ]
Fidelity Advisor Small Cap Value Fund - Class I	[ ]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024
Fidelity Advisor Small Cap Value Fund - Class M	[ ]
Fidelity Advisor Small Cap Value Fund - Class Z	[ ]

FIDELITY SELECT PORTFOLIOS
Fidelity Automotive Portfolio	[ ]
Fidelity Banking Portfolio	[ ]
Fidelity Biotechnology Portfolio	[ ]
Fidelity Brokerage and Investment Management Portfolio	[ ]
Fidelity Chemicals Portfolio	[ ]
Fidelity Communication Services Portfolio	[ ]
Fidelity Advisor Communication Services Fund - Class A	[ ]
Fidelity Advisor Communication Services Fund - Class C	[ ]
Fidelity Advisor Communication Services Fund - Class I	[ ]
Fidelity Advisor Communication Services Fund - Class M	[ ]
Fidelity Advisor Communication Services Fund - Class Z	[ ]
Fidelity Construction and Housing Portfolio	[ ]
Fidelity Consumer Discretionary Portfolio	[ ]
Fidelity Consumer Staples Portfolio	[ ]
Fidelity Advisor Consumer Staples Fund - Class A	[ ]
Fidelity Advisor Consumer Staples Fund - Class C	[ ]
Fidelity Advisor Consumer Staples Fund - Class I	[ ]
Fidelity Advisor Consumer Staples Fund - Class M	[ ]
Fidelity Advisor Consumer Staples Fund - Class Z	[ ]
Fidelity Defense and Aerospace Portfolio	[ ]
Fidelity Energy Portfolio	[ ]
Fidelity Environment and Alternative Energy Fund	[ ]
Fidelity Financials Portfolio	[ ]
Fidelity FinTech Portfolio	[ ]
Fidelity Gold Portfolio	[ ]
Fidelity Advisor Gold Fund - Class A	[ ]
Fidelity Advisor Gold Fund - Class C	[ ]
Fidelity Advisor Gold Fund - Class M	[ ]
Fidelity Advisor Gold Fund - Class I	[ ]
Fidelity Advisor Gold Fund - Class Z	[ ]
Fidelity Health Care Portfolio	[ ]
Fidelity Health Care Services Portfolio	[ ]
Fidelity Industrials Portfolio	[ ]
Fidelity Insurance Portfolio	[ ]
Fidelity International Real Estate Fund	[ ]
Fidelity Advisor International Real Estate Fund - Class A	[ ]
Fidelity Advisor International Real Estate Fund - Class C	[ ]
Fidelity Advisor International Real Estate Fund - Class I	[ ]
Fidelity Advisor International Real Estate Fund - Class M	[ ]
Fidelity Advisor International Real Estate Fund - Class Z	[ ]
Fidelity Enterprise Technology Services Portfolio	[ ]
Fidelity Leisure Portfolio	[ ]
Fidelity Materials Portfolio	[ ]
Fidelity Advisor Materials Fund - Class A	[ ]
Fidelity Advisor Materials Fund - Class C	[ ]
Fidelity Advisor Materials Fund - Class I	[ ]
Fidelity Advisor Materials Fund - Class M	[ ]
Fidelity Advisor Materials Fund - Class Z	[ ]
Fidelity Medical Technology and Devices Portfolio	[ ]
Fidelity Natural Resources Fund	[ ]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024
Fidelity Pharmaceuticals Portfolio	[	]
Fidelity Retailing Portfolio	[	]
Fidelity Real Estate Investment Portfolio	[	]
Fidelity Semiconductors Portfolio	[	]
Fidelity Software and IT Services Portfolio	[	]
Fidelity Tech Hardware Portfolio	[	]
Fidelity Technology Portfolio	[	]
Fidelity Telecommunications Portfolio	[	]
Fidelity Advisor Telecommunications Fund - Class A	[	]
Fidelity Advisor Telecommunications Fund - Class C	[	]
Fidelity Advisor Telecommunications Fund - Class I	[	]
Fidelity Advisor Telecommunications Fund - Class M	[	]
Fidelity Advisor Telecommunications Fund - Class Z	[	]
Fidelity Transportation Portfolio	[	]
Fidelity Telecom and Utilities Fund	[	]
Fidelity Utilities Portfolio	[	]
Fidelity Wireless Portfolio	[	]

FIDELITY SUMMER STREET TRUST
Fidelity Agricultural Productivity Fund	[	]
Fidelity Capital & Income Fund	[	]
Fidelity Climate Action Fund	[	]
Fidelity Advisor Climate Action Fund - Class A	[	]
Fidelity Advisor Climate Action Fund - Class C	[	]
Fidelity Advisor Climate Action Fund - Class I	[	]
Fidelity Advisor Climate Action Fund - Class M	[	]
Fidelity Advisor Climate Action Fund - Class Z	[	]
Fidelity Focused High Income Fund	[	]
Fidelity Global High Income Fund	[	]
Fidelity Advisor Global High Income Fund - Class A	[	]
Fidelity Advisor Global High Income Fund - Class C	[	]
Fidelity Advisor Global High Income Fund - Class I	[	]
Fidelity Advisor Global High Income Fund - Class M	[	]
Fidelity Healthy Future Fund	[	]
Fidelity Advisor Healthy Future Fund - Class A	[	]
Fidelity Advisor Healthy Future Fund - Class C	[	]
Fidelity Advisor Healthy Future Fund - Class I	[	]
Fidelity Advisor Healthy Future Fund - Class M	[	]
Fidelity Advisor Healthy Future Fund - Class Z	[	]
Fidelity High Income Fund	[	]
Fidelity Advisor High Income Fund - Class A	[	]
Fidelity Advisor High Income Fund - Class C	[	]
Fidelity Advisor High Income Fund - Class I	[	]
Fidelity Advisor High Income Fund - Class M	[	]
Fidelity Advisor High Income Fund - Class Z	[	]
Fidelity New Markets Income Fund	[	]
Fidelity Advisor New Markets Income Fund - Class A	[	]
Fidelity Advisor New Markets Income Fund - Class C	[	]
Fidelity Advisor New Markets Income Fund - Class I	[	]
Fidelity Advisor New Markets Income Fund - Class M	[	]
Fidelity Advisor New Markets Income Fund - Class Z	[	]
Fidelity SAI High Income Fund	[	]
Fidelity SAI Sustainable Future Fund	[	]
Fidelity SAI Sustainable Sector Fund	[	]

Trust/Fund	Number of Shares Outstanding as of [ ], 2024
Fidelity SAI Sustainable U.S. Equity Fund	[	]
Fidelity Series Floating Rate High Income Fund	[	]
Fidelity Series High Income Fund	[	]
Fidelity Series Sustainable U.S. Market Fund	[	]
Fidelity Short Duration High Income Fund	[	]
Fidelity Advisor Short Duration High Income Fund - Class A	[	]
Fidelity Advisor Short Duration High Income Fund - Class C	[	]
Fidelity Advisor Short Duration High Income Fund - Class I	[	]
Fidelity Advisor Short Duration High Income Fund - Class M	[	]
Fidelity Advisor Short Duration High Income Fund - Class Z	[	]
Fidelity Sustainable U.S. Equity Fund	[	]
Fidelity Advisor Sustainable U.S. Equity Fund - Class A	[	]
Fidelity Advisor Sustainable U.S. Equity Fund - Class C	[	]
Fidelity Advisor Sustainable U.S. Equity Fund - Class I	[	]
Fidelity Advisor Sustainable U.S. Equity Fund - Class M	[	]
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z	[	]
Fidelity U.S. Low Volatility Equity Fund	[	]
Fidelity Water Sustainability Fund	[	]
Fidelity Women’s Leadership Fund	[	]
Fidelity Advisor Women’s Leadership Fund - Class A	[	]
Fidelity Advisor Women’s Leadership Fund - Class C	[	]
Fidelity Advisor Women’s Leadership Fund - Class I	[	]
Fidelity Advisor Women’s Leadership Fund - Class M	[	]
Fidelity Advisor Women’s Leadership Fund - Class Z	[	]

FIDELITY TREND FUND
Fidelity Trend Fund	[	]

APPENDIX L

To the knowledge of the trusts, substantial (5% or more) record and/or beneficial ownership of each fund or class on [_______ __, 2024] was as follows:

FIDELITY ADVISOR SERIES I Class Name	Owner Name	City	State	Ownership%

Fidelity Advisor Balanced Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Balanced Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Balanced Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Balanced Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Balanced Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Dividend Growth Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Dividend Growth Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Dividend Growth Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Dividend Growth Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Dividend Growth Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Income Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Income Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Income Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Income Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Income Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Growth Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Growth Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Growth Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Growth Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Growth Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Value Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Value Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Value Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Value Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Equity Value Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Floating Rate High Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Floating Rate High Income Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Floating Rate High Income Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Floating Rate High Income Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Floating Rate High Income Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Floating Rate High Income Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth & Income Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth & Income Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth & Income Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth & Income Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth & Income Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth Opportunities Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth Opportunities Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth Opportunities Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth Opportunities Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Growth Opportunities Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Advantage Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Advantage Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Advantage Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Advantage Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Advantage Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Large Cap Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Large Cap Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Large Cap Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Large Cap Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Large Cap Fund - Class Z	[ ]	[ ]	[ ]	[ ]

FIDELITY ADVISOR SERIES I Class Name	Owner Name	City	State	Ownership%
Fidelity Advisor Leveraged Company Stock Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Leveraged Company Stock Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Leveraged Company Stock Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Leveraged Company Stock Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Leveraged Company Stock Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap II Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap II Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap II Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap II Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap II Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate High Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Series Equity Growth Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Series Growth Opportunities Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Series Small Cap Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector Mid Cap Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Mid Cap Fund – Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Value Strategies Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Value Strategies Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Strategies Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Strategies Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Strategies Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Strategies Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Fund - Class Z	[ ]	[ ]	[ ]	[ ]

FIDELITY ADVISOR SERIES VII Class Name	Owner Name	City	State	Ownership%

Fidelity Advisor Biotechnology Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Biotechnology Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Biotechnology Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Biotechnology Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Biotechnology Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Discretionary Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Discretionary Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Discretionary Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Discretionary Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Discretionary Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Energy Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Energy Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Energy Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Energy Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Energy Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Financials Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Financials Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Financials Fund - Class I	[ ]	[ ]	[ ]	[ ]

FIDELITY ADVISOR SERIES VII Class Name	Owner Name	City	State	Ownership%
Fidelity Advisor Financials Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Financials Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Real Estate Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Real Estate Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Real Estate Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Real Estate Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Real Estate Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Health Care Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Health Care Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Health Care Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Health Care Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Health Care Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Industrials Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Industrials Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Industrials Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Industrials Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Industrials Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Semiconductors Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Semiconductors Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Semiconductors Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Semiconductors Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Semiconductors Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Technology Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Technology Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Technology Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Technology Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Technology Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Utilities Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Utilities Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Utilities Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Utilities Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Utilities Fund - Class Z	[ ]	[ ]	[ ]	[ ]

FIDELITY ADVISOR SERIES VIII Class Name	Owner Name	City	State	Ownership%

Fidelity Advisor Diversified International Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified International Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified International Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified International Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified International Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Asia Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Asia Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Asia Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Asia Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Asia Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Focused Emerging Markets Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Focused Emerging Markets Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Focused Emerging Markets Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Focused Emerging Markets Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Focused Emerging Markets Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Capital Appreciation Fund - Class A	[ ]	[ ]	[ ]	[ ]

FIDELITY ADVISOR SERIES VIII Class Name	Owner Name	City	State	Ownership%
Fidelity Advisor Global Capital Appreciation Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Capital Appreciation Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Capital Appreciation Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Equity Income Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Equity Income Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Equity Income Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Equity Income Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Equity Income Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Capital Appreciation Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Capital Appreciation Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Capital Appreciation Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Capital Appreciation Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Capital Appreciation Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Overseas Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Overseas Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Overseas Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Overseas Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Overseas Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Leaders Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Leaders Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Leaders Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Value Leaders Fund - Class M	[ ]	[ ]	[ ]	[ ]

FIDELITY CAPITAL TRUST Class Name	Owner Name	City	State	Ownership%

Fidelity Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Capital Appreciation Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Disciplined Equity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Disciplined Equity Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Focused Stock Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector All Cap Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector All Cap Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector All Cap Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector All Cap Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector All Cap Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector All Cap Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector All Cap Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector Small Cap Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Small Cap Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Small Cap Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Small Cap Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Small Cap Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Small Cap Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Value Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Value Fund - Class K	[ ]	[ ]	[ ]	[ ]

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC Class Name	Owner Name	City	State	Ownership%

FIDELITY CENTRAL INVESTMENT PORTFOLIOS LLC Class Name	Owner Name	City	State	Ownership%
Fidelity Emerging Markets Equity Central Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Floating Rate Central Fund	[ ]	[ ]	[ ]	[ ]
Fidelity High Income Central Fund	[ ]	[ ]	[ ]	[ ]
Fidelity International Equity Central Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Equity Central Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Specialized High Income Central Fund	[ ]	[ ]	[ ]	[ ]
Fidelity U.S. Equity Central Fund	[ ]	[ ]	[ ]	[ ]

FIDELITY COMMONWEALTH TRUST Class Name	Owner Name	City	State	Ownership%

Fidelity Nasdaq Composite Index ETF	[ ]	[ ]	[ ]	[ ]

FIDELITY CONCORD STREET TRUST Class Name	Owner Name	City	State	Ownership%

Fidelity 500 Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Extended Market Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Flex 500 Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Founders Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Founders Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Founders Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Founders Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Founders Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Founders Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity International Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Large Cap Stock Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Large Cap Stock K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Mid-Cap Stock Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Mid-Cap Stock Fund – Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Mid-Cap Stock K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity® Nasdaq Composite Index® Fund	[ ]	[ ]	[ ]	[ ]
Fidelity SAI International Small Cap Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Japan Stock Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Small Cap Core Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Small Cap Discovery Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Total Market Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Discovery Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Stock Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Stock K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Total Market Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO Extended Market Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO International Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO Large Cap Index Fund	[ ]	[ ]	[ ]	[ ]
Fidelity ZERO Total Market Index Fund	[ ]	[ ]	[ ]	[ ]

FIDELITY CONTRAFUND Class Name	Owner Name	City	State	Ownership%

Fidelity Contrafund	[ ]	[ ]	[ ]	[ ]
Fidelity Contrafund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Contrafund K6	[ ]	[ ]	[ ]	[ ]

FIDELITY CONTRAFUND Class Name	Owner Name	City	State	Ownership%
Fidelity Advisor New Insights Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor New Insights Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor New Insights Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor New Insights Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor New Insights Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Series Opportunistic Insights Fund	[ ]	[ ]	[ ]	[ ]

FIDELITY COVINGTON TRUST Class Name	Owner Name	City	State	Ownership%

Fidelity Blue Chip Growth ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Blue Chip Value ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Clean Energy ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Cloud Computing ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Crypto Industry and Digital Payments ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Digital Health ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Automation ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Communications ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Finance ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Medicine ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptive Technology ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Disruptors ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Dividend ETF for Rising Rates	[ ]	[ ]	[ ]	[ ]
Fidelity Electric Vehicles and Future Transportation ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Multifactor ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced International ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Large Cap Core ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Large Cap Growth ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Large Cap Value ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Mid Cap ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Enhanced Small Cap ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Large Cap Core ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Large Cap Growth ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Large Cap Value ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Fundamental Small-Mid Cap ETF	[ ]	[ ]	[ ]	[ ]
Fidelity High Dividend ETF	[ ]	[ ]	[ ]	[ ]
Fidelity High Yield Factor ETF	[ ]	[ ]	[ ]	[ ]
Fidelity International High Dividend ETF	[ ]	[ ]	[ ]	[ ]
Fidelity International Multifactor ETF	[ ]	[ ]	[ ]	[ ]
Fidelity International Value Factor ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Low Volatility Factor ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Magellan ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Metaverse ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Momentum Factor ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Communication Services Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Consumer Discretionary Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Consumer Staples Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Energy Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Financials Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Health Care Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Industrials Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Information Technology Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Materials Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Real Estate Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity MSCI Utilities Index ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Preferred Securities & Income ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Quality Factor ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Investment ETF	[ ]	[ ]	[ ]	[ ]

FIDELITY COVINGTON TRUST Class Name	Owner Name	City	State	Ownership%
Fidelity Small-Mid Multifactor ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Stocks for Inflation ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable High Yield ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable U.S. Equity ETF	[ ]	[ ]	[ ]	[ ]
Fidelity U.S. Multifactor ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Value Factor ETF	[ ]	[ ]	[ ]	[ ]
Fidelity Women’s Leadership ETF	[ ]	[ ]	[ ]	[ ]

FIDELITY DESTINY PORTFOLIOS Class Name	Owner Name	City	State	Ownership%

Fidelity Advisor Capital Development Fund - Class O	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Capital Development Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Capital Development Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Capital Development Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Capital Development Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified Stock Fund - Class O	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified Stock Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified Stock Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified Stock Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified Stock Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Diversified Stock Fund - Class Z	[ ]	[ ]	[ ]	[ ]

FIDELITY DEVONSHIRE TRUST Class Name	Owner Name	City	State	Ownership%

Fidelity Equity-Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Equity-Income Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Equity-Income K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Mid Cap Value Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap Value Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap Value Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap Value Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap Value Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mid Cap Value Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Mid Cap Value K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series All-Sector Equity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Stock Selector Large Cap Value Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Value Discovery Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Stock Selector Large Cap Value Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z	[ ]	[ ]	[ ]	[ ]

FIDELITY FINANCIAL TRUST Class Name	Owner Name	City	State	Ownership%

FIDELITY FINANCIAL TRUST Class Name	Owner Name	City	State	Ownership%
Fidelity Convertible Securities Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Convertible Securities Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Convertible Securities Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Convertible Securities Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Convertible Securities Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Convertible Securities Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Equity Dividend Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Equity Dividend Income Fund - Class K

FIDELITY HANOVER STREET TRUST Class Name	Owner Name	City	State	Ownership%

Fidelity Emerging Markets Debt Central Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Debt Local Currency Central Fund	[ ]	[ ]	[ ]	[ ]

FIDELITY HASTINGS STREET TRUST Class Name	Owner Name	City	State	Ownership%

Fidelity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Discovery Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Discovery Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Mega Cap Stock Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mega Cap Stock Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mega Cap Stock Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mega Cap Stock Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mega Cap Stock Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Mega Cap Stock Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Debt Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Debt Local Currency Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Large Cap Stock Fund	[ ]	[ ]	[ ]	[ ]

FIDELITY INVESTMENT TRUST Class Name	Owner Name	City	State	Ownership%

Fidelity Canada Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Canada Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Canada Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Canada Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Canada Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Canada Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity China Region Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor China Region Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor China Region Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor China Region Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor China Region Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor China Region Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Diversified International Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Diversified International Fund - Class K	[ ]	[ ]	[ ]	[ ]

FIDELITY INVESTMENT TRUST Class Name	Owner Name	City	State	Ownership%
Fidelity Diversified International K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Asia Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Discovery Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Markets Discovery Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Markets Discovery Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Markets Discovery Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Markets Discovery Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Markets Discovery Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Emerging Markets Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Markets Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Markets Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Markets Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Markets Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Emerging Markets Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Enduring Opportunities Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Europe Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Europe Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Europe Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Europe Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Europe Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Europe Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Global Commodity Stock Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Commodity Stock Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Commodity Stock Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Commodity Stock Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Commodity Stock Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global Commodity Stock Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Global Equity Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Infrastructure Fund	[ ]	[ ]	[ ]	[ ]
Fidelity International Capital Appreciation Fund	[ ]	[ ]	[ ]	[ ]
Fidelity International Capital Appreciation K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity International Discovery Fund	[ ]	[ ]	[ ]	[ ]
Fidelity International Discovery Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Discovery Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Discovery Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Discovery Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Discovery Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Discovery Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity International Discovery K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity International Growth Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Growth Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Growth Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Growth Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Growth Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Growth Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity International Small Cap Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Small Cap Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Small Cap Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Small Cap Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Small Cap Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Small Cap Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity International Small Cap Opportunities Fund	[ ]	[ ]	[ ]	[ ]

FIDELITY INVESTMENT TRUST Class Name	Owner Name	City	State	Ownership%
Fidelity Advisor International Small Cap Opportunities Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Small Cap Opportunities Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Small Cap Opportunities Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Small Cap Opportunities Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity International Value Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Value Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Value Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Value Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Value Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Value Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Japan Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Japan Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Japan Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Japan Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Japan Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Japan Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Japan Smaller Companies Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Latin America Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Latin America Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Latin America Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Latin America Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Latin America Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Latin America Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Nordic Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Overseas Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Overseas Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Pacific Basin Fund	[ ]	[ ]	[ ]	[ ]
Fidelity SAI International SMA Completion Fund	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable Emerging Markets Equity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable International Equity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Canada Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Emerging Markets Opportunities Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Growth Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Small Cap Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series International Value Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Overseas Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Select International Small Cap Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Sustainable Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable Emerging Markets Equity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable International Equity Fund	[ ]	[ ]	[ ]	[ ]

FIDELITY INVESTMENT TRUST Class Name	Owner Name	City	State	Ownership%
Fidelity Advisor Sustainable International Equity Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable International Equity Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable International Equity Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable International Equity Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable International Equity Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Total Emerging Markets Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Total Emerging Markets Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Total Emerging Markets Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Total Emerging Markets Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Total Emerging Markets Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Total Emerging Markets Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Total International Equity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Total International Equity Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Total International Equity Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Total International Equity Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Total International Equity Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Total International Equity Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Worldwide Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Worldwide Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Worldwide Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Worldwide Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Worldwide Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Worldwide Fund - Class Z	[ ]	[ ]	[ ]	[ ]

FIDELITY MAGELLAN FUND Class Name	Owner Name	City	State	Ownership%
Fidelity Magellan Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Magellan Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Magellan K6 Fund	[ ]	[ ]	[ ]	[ ]

FIDELITY MT. VERNON STREET TRUST Class Name	Owner Name	City	State	Ownership%
Fidelity Equity Growth K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Company Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Company Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Company K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Strategies Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Strategies Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Growth Strategies K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity® New Millennium Fund®	[ ]	[ ]	[ ]	[ ]
Fidelity Series Growth Company Fund	[ ]	[ ]	[ ]	[ ]

FIDELITY PURITAN TRUST Class Name	Owner Name	City	State	Ownership%
Fidelity Balanced Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Balanced Fund - Class K	[ ]	[ ]	[ ]	[ ]

FIDELITY PURITAN TRUST Class Name	Owner Name	City	State	Ownership%
Fidelity Balanced K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Low-Priced Stock Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Low-Priced Stock Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Low-Priced Stock K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity® Puritan® Fund	[ ]	[ ]	[ ]	[ ]
Fidelity® Puritan® Fund – Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Puritan K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Intrinsic Opportunities Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Value Discovery Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Value Discovery Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Value Discovery K6 Fund	[ ]	[ ]	[ ]	[ ]

FIDELITY SECURITIES FUND Class Name	Owner Name	City	State	Ownership%
Fidelity Blue Chip Growth Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Blue Chip Growth Fund – Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Blue Chip Growth K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Blue Chip Value Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Dividend Growth Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Dividend Growth Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Growth & Income Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Growth & Income Portfolio - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Leveraged Company Stock Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Leveraged Company Stock Fund - Class K	[ ]	[ ]	[ ]	[ ]
Fidelity OTC K6 Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity OTC Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity OTC Portfolio – Class K	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Income Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Income Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Income Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Income Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Real Estate Income Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Series Blue Chip Growth Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Real Estate Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Small Cap Opportunities Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Growth Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Growth Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Growth Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Growth Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Growth Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Growth Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Growth K6 Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Small Cap Value Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Value Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Value Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Value Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Value Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Small Cap Value Fund - Class Z	[ ]	[ ]	[ ]	[ ]

FIDELITY SELECT PORTFOLIOS Class Name	Owner Name	City	State	Ownership%
Fidelity Automotive Portfolio	[ ]	[ ]	[ ]	[ ]

FIDELITY SELECT PORTFOLIOS Class Name	Owner Name	City	State	Ownership%
Fidelity Banking Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Biotechnology Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Brokerage and Investment Management Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Chemicals Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Communication Services Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Communication Services Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Communication Services Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Communication Services Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Communication Services Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Communication Services Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Construction and Housing Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Consumer Discretionary Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Consumer Staples Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Staples Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Staples Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Staples Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Staples Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Consumer Staples Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Defense and Aerospace Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Energy Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Environment and Alternative Energy Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Financials Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity FinTech Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Gold Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Gold Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Gold Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Gold Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Gold Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Gold Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Health Care Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Health Care Services Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Industrials Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Insurance Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity International Real Estate Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Real Estate Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Real Estate Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Real Estate Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Real Estate Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor International Real Estate Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Enterprise Technology Services Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Leisure Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Materials Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Materials Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Materials Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Materials Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Materials Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Materials Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Medical Technology and Devices Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Natural Resources Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Pharmaceuticals Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Retailing Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Real Estate Investment Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Semiconductors Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Software and IT Services Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Tech Hardware Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Technology Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Telecommunications Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Telecommunications Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Telecommunications Fund - Class C	[ ]	[ ]	[ ]	[ ]

FIDELITY SELECT PORTFOLIOS Class Name	Owner Name	City	State	Ownership%
Fidelity Advisor Telecommunications Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Telecommunications Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Telecommunications Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Telecom and Utilities Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Transportation Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Utilities Portfolio	[ ]	[ ]	[ ]	[ ]
Fidelity Wireless Portfolio	[ ]	[ ]	[ ]	[ ]

FIDELITY SUMMER STREET TRUST Class Name	Owner Name	City	State	Ownership%
Fidelity Agricultural Productivity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Capital & Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Climate Action Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Climate Action Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Climate Action Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Climate Action Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Climate Action Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Climate Action Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Focused High Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Global High Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global High Income Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global High Income Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global High Income Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Global High Income Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Healthy Future Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Healthy Future Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Healthy Future Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Healthy Future Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Healthy Future Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Healthy Future Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity High Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor High Income Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity New Markets Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor New Markets Income Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor New Markets Income Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor New Markets Income Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor New Markets Income Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor New Markets Income Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity SAI High Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable Future Fund	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable Sector Fund	[ ]	[ ]	[ ]	[ ]
Fidelity SAI Sustainable U.S. Equity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Floating Rate High Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series High Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Series Sustainable U.S. Market Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Short Duration High Income Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Short Duration High Income Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Short Duration High Income Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Short Duration High Income Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Short Duration High Income Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Short Duration High Income Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity Sustainable U.S. Equity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable U.S. Equity Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable U.S. Equity Fund - Class C	[ ]	[ ]	[ ]	[ ]

FIDELITY SUMMER STREET TRUST Class Name	Owner Name	City	State	Ownership%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable U.S. Equity Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z	[ ]	[ ]	[ ]	[ ]
Fidelity U.S. Low Volatility Equity Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Water Sustainability Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Women’s Leadership Fund	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Women’s Leadership Fund - Class A	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Women’s Leadership Fund - Class C	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Women’s Leadership Fund - Class I	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Women’s Leadership Fund - Class M	[ ]	[ ]	[ ]	[ ]
Fidelity Advisor Women’s Leadership Fund - Class Z	[ ]	[ ]	[ ]	[ ]

FIDELITY TREND FUND Class Name	Owner Name	City	State	Ownership%
Fidelity Trend Fund	[ ]	[ ]	[ ]	[ ]

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9912046.100	EQPM24-PXS-0524

Supplement to the

Fidelity’s Targeted International Equity Funds®

December 30, 2023

Prospectus

Proposed Reorganization. The Board of Trustees of Fidelity Investment Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Latin America Fund and Fidelity® Emerging Markets Fund pursuant to which Fidelity® Latin America Fund would be reorganized on a tax-free basis with and into Fidelity® Emerging Markets Fund.

As a result of the proposed Reorganization, shareholders of each class of Fidelity® Latin America Fund would receive shares of the corresponding class of Fidelity® Emerging Markets Fund.

The Agreement provides for the transfer of all of the assets of Fidelity® Latin America Fund in exchange for corresponding shares of Fidelity® Emerging Markets Fund equal in value to the net assets of Fidelity® Latin America Fund and the assumption by Fidelity® Emerging Markets Fund of all of the liabilities of Fidelity® Latin America Fund. After the exchange, Fidelity® Latin America Fund will distribute the Fidelity® Emerging Markets Fund shares to its shareholders pro rata, in liquidation of Fidelity® Latin America Fund. As a result, shareholders of Fidelity® Latin America Fund will become shareholders of Fidelity® Emerging Markets Fund (these transactions are collectively referred to as the “Reorganization”).

A Special Meeting (the “Meeting”) of the Shareholders of Fidelity® Latin America Fund is expected to be held during the third quarter of 2024 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity® Latin America Fund in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about September 13, 2024. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise (an “Adjournment”), the Reorganization will become effective, if approved, as soon as practicable thereafter.

In connection with seeking shareholder approval of the Agreement, effective the close of business on March 22, 2024, new positions in Fidelity® Latin America Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on March 22, 2024, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity® funds, if the fund is an investment option under the plan, and 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity® Latin America Fund. Prior to such liquidation the fund’s assets will be managed to provide for sufficient liquidity to meet redemptions prior to liquidation. In this event, effective after the close of business on

July 16, 2024 (or such later date as may be required in connection with an Adjournment), the fund will no longer permit new positions in the fund to be opened. Existing shareholders will be permitted to continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation on or about September 13, 2024 or as soon as practicable thereafter in the event of an Adjournment.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity® Emerging Markets Fund please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s web site (www.sec.gov).

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates either a management fee rate that may vary by class or a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information for Fidelity® Canada Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.98% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.02% B

Total annual operating expenses	1.00%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P/TSX Composite Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements. Please see “Fund Services—Fund Management—Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

1 year	$ 102

3 years	$ 318

5 years	$ 552

10 years	$ 1,225

The following information replaces similar information for Fidelity® China Region Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.87% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.92%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 94

3 years	$ 293

5 years	$ 509

10 years	$ 1,131

The following information replaces similar information for Fidelity® Emerging Asia Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.79% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.84%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI AC (All Country) Asia ex Japan Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see “Fund Services—Fund Management—Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

1 year	$ 86

3 years	$ 268

5 years	$ 466

10 years	$ 1,037

The following information replaces similar information for Fidelity® Emerging Markets Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.84% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.87%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 89

3 years	$ 278

5 years	$ 482

10 years	$ 1,073

The following information replaces similar information for Fidelity® Europe Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.61% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.04% B

Total annual operating expenses	0.65%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI Europe Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements. Please see “Fund Services—Fund Management—Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

1 year	$ 66

3 years	$ 208

5 years	$ 362

10 years	$ 810

The following information replaces similar information for Fidelity® Japan Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.87%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Tokyo Stock Price Index (TOPIX). The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% was previously charged under the services agreements. Please see “Fund Services—Fund Management—Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

1 year	$ 89

3 years	$ 278

5 years	$ 482

10 years	$ 1,073

The following information replaces similar information for Fidelity® Japan Smaller Companies Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.84% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.03% B

Total annual operating expenses	0.87%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 89

3 years	$ 278

5 years	$ 482

10 years	$ 1,073

The following information replaces similar information for Fidelity® Latin America Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.88% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.10% B

Total annual operating expenses	0.98%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 100

3 years	$ 312

5 years	$ 542

10 years	$ 1,201

The following information replaces similar information for Fidelity® Nordic Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.84% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.05% B

Total annual operating expenses	0.89%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 91

3 years	$ 284

5 years	$ 493

10 years	$ 1,096

The following information replaces similar information for Fidelity® Pacific Basin Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	1.00% A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.03% B

Total annual operating expenses	1.03%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI AC (All Country) Pacific Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements. Please see “Fund Services—Fund Management—Advisory Fee(s)” for additional information.

B Adjusted to reflect current fees.

1 year	$ 105

3 years	$ 328

5 years	$ 569

10 years	$ 1,259

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

Each class of each fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

For Fidelity® China Region Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund, when determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

For Fidelity® China Region Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund, the annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Fidelity® China Region Fund	0.87%
Fidelity® Emerging Markets Fund	0.84%
Fidelity® Japan Smaller Companies Fund	0.84%
Fidelity® Latin America Fund	0.88%
Fidelity® Nordic Fund	0.85%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund, the management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund, the annual basic fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Fidelity® Canada Fund	0.86%
Fidelity® Emerging Asia Fund	0.87%
Fidelity® Europe Fund	0.84%
Fidelity® Japan Fund	0.87%
Fidelity® Pacific Basin Fund	0.83%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund, the performance adjustment rate is calculated monthly by comparing over the performance period a fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index

Fidelity® Canada Fund	S&P/TSX Composite Index
Fidelity® Emerging Asia Fund	MSCI AC (All Country) Asia ex Japan Index
Fidelity® Europe Fund	MSCI Europe Index
Fidelity® Japan Fund	Tokyo Stock Price Index (TOPIX)
Fidelity® Pacific Basin Fund	MSCI AC (All Country) Pacific Index

For the purposes of calculating the performance adjustment for each of Fidelity® Canada Fund, Fidelity® Europe Fund, and Fidelity® Japan Fund, the fund’s investment performance will be based on the performance of the class of shares of the fund offered through this prospectus. To the extent that other classes of Fidelity® Canada Fund, Fidelity® Europe Fund, and Fidelity® Japan Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund the performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

TIF-PSTK-0324-209	March 13, 2024
1.483702.209

Fidelity’s Targeted International Equity Funds®

Fund	Ticker
Fidelity® Canada Fund
Class
Fidelity® Canada Fund	FICDX
Fidelity® China Region Fund
Class
Fidelity® China Region Fund	FHKCX
Fidelity® Emerging Asia Fund	FSEAX
Fidelity® Emerging Markets Fund
Class
Fidelity® Emerging Markets Fund	FEMKX

Fund	Ticker
Fidelity® Europe Fund
Class
Fidelity® Europe Fund	FIEUX
Fidelity® Japan Fund
Class
Fidelity® Japan Fund	FJPNX
Fidelity® Japan Smaller Companies Fund	FJSCX
Fidelity® Latin America Fund
Class
Fidelity® Latin America Fund	FLATX
Fidelity® Nordic Fund	FNORX
Fidelity® Pacific Basin Fund	FPBFX

In this prospectus, the term “shares” (as it relates to a multiple class fund) means the class of shares offered through this prospectus.

Prospectus

December 30, 2023

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Ex-change Commission has not determined if this pro-spectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

Contents

Fund Summary	3	Fidelity® Canada Fund

	6	Fidelity® China Region Fund

	10	Fidelity® Emerging Asia Fund

	14	Fidelity® Emerging Markets Fund

	17	Fidelity® Europe Fund

	20	Fidelity® Japan Fund

	23	Fidelity® Japan Smaller Companies Fund

	26	Fidelity® Latin America Fund

	29	Fidelity® Nordic Fund

	32	Fidelity® Pacific Basin Fund

Fund Basics	36	Investment Details

	42	Valuing Shares

Shareholder Information	44	Additional Information about the Purchase and Sale of Shares

	47	Exchanging Shares

	47	Features and Policies

	48	Dividends and Capital Gain Distributions

	49	Tax Consequences

Fund Services	50	Fund Management

	52	Fund Distribution

Appendix	54	Financial Highlights

	61	Additional Index Information

Prospectus	2

Fund Summary

Fund/Class:

Fidelity® Canada Fund/Fidelity® Canada Fund

Investment Objective

Fidelity® Canada Fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.81%A

Distribution and/or Service (12b-1) fees	None

Other expenses	0.24%

Total annual operating expenses	1.05%

A

The management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund’s performance relative to that of the S&P/TSX Composite Index. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.

This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 107
3 years	$ 334
5 years	$ 579
10 years	$ 1,283

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.

● Potentially investing in securities of U.S. issuers.

● Normally investing primarily in common stocks.

● Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.

● Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

3	Prospectus

Fund Summary – continued

● Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Foreign exchange rates also can be extremely volatile.

● Geographic Concentration in Canada.

Because the fund concentrates its investments in Canada, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

● Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	16.02%	June 30, 2020

Lowest Quarter Return	-25.62%	March 31, 2020

Year-to-Date Return	4.33%	September 30, 2023

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus	4

For the periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years

Fidelity® Canada Fund

Return Before Taxes	-6.12%	6.04%	5.32%

Return After Taxes on Distributions	-6.82%	5.16%	4.50%

Return After Taxes on Distributions and Sale of Fund Shares	-2.81%	4.84%	4.29%

S&P/TSX Composite Index
(reflects no deduction for fees, expenses, or taxes)	-12.22%	5.19%	4.47%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ryan Oldham (Portfolio Manager) has managed the fund since 2018.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

5	Prospectus

Fund Summary

Fund/Class:

Fidelity® China Region Fund/Fidelity® China Region Fund

Investment Objective

Fidelity® China Region Fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.68%

Distribution and/or Service (12b-1) fees	None

Other expenses	0.27%

Total annual operating expenses	0.95%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.

This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 97
3 years	$ 303
5 years	$ 525
10 years	$ 1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region.

● Normally investing primarily in common stocks.

● Allocating investments across different China region countries.

● Investing up to 35% of total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market.

● Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

● Foreign and Emerging Markets Risk.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse is-

Prospectus	6

suer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.

Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign exchange rates also can be extremely volatile.

● Geographic Concentration in China.

Because the fund concentrates its investments in China, the fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

● Geographic Concentration in the China Region.

Because the fund concentrates its investments in the China re-

gion, the fund’s performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

● Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

7	Prospectus

Fund Summary – continued

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	25.62%	June 30, 2020

Lowest Quarter Return	-26.11%	September 30, 2015

Year-to-Date Return	-3.70%	September 30, 2023

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

	Past 1	Past 5	Past 10
For the periods ended December 31, 2022	year	years	years

Fidelity® China Region Fund

Return Before Taxes	-23.88%	1.67%	6.67%

Return After Taxes on Distributions	-23.96%	0.84%	5.29%

Return After Taxes on Distributions and Sale of Fund Shares	-13.90%	1.46%	5.23%

MSCI Golden Dragon Index
(reflects no deduction for fees or expenses)	-22.38%	-1.06%	4.35%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Hong Kong) Limited and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ivan Xie (Co-Portfolio Manager) has managed the fund since 2018.

Peifang Sun (Co-Portfolio Manager) has managed the fund since 2021.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus	8

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

9	Prospectus

Fund Summary

Fund:

Fidelity® Emerging Asia Fund

Investment Objective

Fidelity® Emerging Asia Fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.59%A

Distribution and/or Service (12b-1) fees	None

Other expenses	0.28%

Total annual operating expenses	0.87%

A

The management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund’s performance relative to that of the MSCI AC (All Country) Asia ex Japan Index. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.

This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 89
3 years	$ 278
5 years	$ 482
10 years	$ 1,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of Asian emerging markets issuers and other investments that are tied economically to Asian emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.

● Normally investing primarily in common stocks.

● Allocating investments across different Asian countries with emerging markets.

● Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Prospectus	10

Principal Investment Risks

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

● Foreign and Emerging Markets Risk.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.

Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign exchange rates also can be extremely volatile.

● Geographic Concentration in Asia.

Because the fund concentrates its investments in Asia, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

● Geographic Exposure to China.

Because the fund invests a meaningful portion of its assets in China, the fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

● Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

11	Prospectus

Fund Summary – continued

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	33.12%	June 30, 2020

Lowest Quarter Return	-20.86%	March 31, 2022

Year-to-Date Return	4.74%	September 30, 2023

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years

Fidelity® Emerging Asia Fund

Return Before Taxes	-31.26%	2.45%	5.95%

Return After Taxes on Distributions	-31.26%	0.71%	5.02%

Return After Taxes on Distributions and Sale of Fund Shares	-18.51%	2.28%	5.06%

MSCI AC (All Country) Asia ex Japan Index
(reflects no deduction for fees or expenses)	-19.68%	-0.65%	3.57%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Hong Kong) Limited and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Xiaoting Zhao (Portfolio Manager) has managed the fund since 2019.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Ex-

change (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal in- come tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus	12

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

13	Prospectus

Fund Summary

Fund/Class:

Fidelity® Emerging Markets Fund/Fidelity® Emerging Markets Fund

Investment Objective

Fidelity® Emerging Markets Fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.67%

Distribution and/or Service (12b-1) fees	None

Other expenses	0.23%

Total annual operating expenses	0.90%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.

This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 92

3 years	$ 287

5 years	$ 498

10 years	$ 1,108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.

● Normally investing primarily in common stocks.

● Allocating investments across different emerging markets countries.

● Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Prospectus	14

● Foreign and Emerging Markets Risk.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.

Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign exchange rates also can be extremely volatile.

● Geographic Exposure to China.

Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.

● Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	23.85%	June 30, 2020

Lowest Quarter Return	-19.16%	March 31, 2020

Year-to-Date Return	6.11%	September 30, 2023

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the

15	Prospectus

Fund Summary - continued

impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years

Fidelity® Emerging Markets Fund

Return Before Taxes	-27.48%	1.32%	4.44%

Return After Taxes on Distributions	-27.45%	0.94%	4.25%

Return After Taxes on Distributions and Sale of Fund Shares	-16.01%	1.22%	3.70%

MSCI Emerging Markets Index
(reflects no deduction for fees or expenses)	-20.07%	-1.37%	1.47%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

John Dance (Portfolio Manager) has managed the fund since 2019.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail
Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus	16

Fund Summary

Fund/Class:

Fidelity® Europe Fund/Fidelity® Europe Fund

Investment Objective

Fidelity® Europe Fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.44%A

Distribution and/or Service (12b-1) fees	None

Other expenses	0.25%B

Total annual operating expenses	0.69%

A

The management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI Europe Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

B	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.

This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of European issuers and other investments that are tied economically to Europe.

● Normally investing primarily in common stocks.

● Allocating investments across different European countries.

● Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

17	Prospectus

Fund Summary – continued

● Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.

Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign exchange rates also can be extremely volatile.

● Geographic Concentration in Europe.

Because the fund concentrates its investments in Europe, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

● Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	18.82%	June 30, 2020

Lowest Quarter Return	-22.15%	March 31, 2020

Year-to-Date Return	1.99%	September 30, 2023

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus	18

	Past 1	Past 5	Past 10
For the periods ended December 31, 2022	year	years	years

Fidelity® Europe Fund

Return Before Taxes	-20.62%	0.67%	4.43%

Return After Taxes on Distributions	-20.62%	-1.06%	3.33%

Return After Taxes on Distributions and Sale of Fund Shares	-12.21%	0.42%	3.47%

MSCI Europe Index
(reflects no deduction for fees or expenses)	-14.84%	2.14%	4.85%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Japan) Limited and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Allyson Ke (Co-Lead Portfolio Manager) has managed the fund since 2021.

Faris Rahman (Co-Lead Portfolio Manager) has managed the fund since 2021.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock

Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

19	Prospectus

Fund Summary

Fund/Class:

Fidelity® Japan Fund/Fidelity® Japan Fund

Investment Objective

Fidelity® Japan Fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.67%A

Distribution and/or Service (12b-1) fees	None

Other expenses	0.28%B

Total annual operating expenses	0.95%

A

The management fee is comprised of a basic fee of 0.67% adjusted up or down by a maximum of 0.20% based on the fund’s performance relative to that of the Tokyo Stock Price Index (TOPIX). Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

B	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.

This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 97

3 years	$ 303

5 years	$ 525

10 years	$ 1,166

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of Japanese issuers and other investments that are tied economically to Japan.

● Normally investing primarily in common stocks.

● Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

● Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to

Prospectus	20

increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Foreign exchange rates also can be extremely volatile.

● Geographic Concentration in Japan.

Because the fund concentrates its investments in Japan, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

● Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	18.42%	June 30, 2020

Lowest Quarter Return	-18.35%	March 31, 2020

Year-to-Date Return	6.66%	September 30, 2023

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

21	Prospectus

Fund Summary – continued

For the periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years

Fidelity® Japan Fund

Return Before Taxes	-22.23%	1.47%	5.86%

Return After Taxes on Distributions	-22.23%	0.80%	5.47%

Return After Taxes on Distributions and Sale of Fund Shares	-13.16%	1.24%	4.82%

Tokyo Stock Price Index (TOPIX)
(reflects no deduction for fees, expenses, or taxes)	-14.87%	0.01%	6.04%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Japan) Limited and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kirk Neureiter (Portfolio Manager) has managed the fund since 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Prospectus	22

Fund Summary

Fund:

Fidelity® Japan Smaller Companies Fund

Investment Objective

Fidelity® Japan Smaller Companies Fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%

Distribution and/or Service (12b-1) fees	None

Other expenses	0.24%A

Total annual operating expenses	0.91%

A	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.

This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 93
3 years	$ 290
5 years	$ 504
10 years	$ 1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of Japan-ese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell/Nomura Mid-Small CapTM Index or the JASDAQ Index).

● Potentially investing in securities of Japanese issuers with larger market capitalizations.

● Normally investing primarily in common stocks.

● Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

23	Prospectus

Fund Summary – continued

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

● Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Foreign exchange rates also can be extremely volatile.

● Geographic Concentration in Japan.

Because the fund concentrates its investments in Japan, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

● Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

● Small Cap Investing.

The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	25.91%	March 31, 2013

Lowest Quarter Return	-19.21%	March 31, 2020

Year-to-Date Return	7.35%	September 30, 2023

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus	24

	Past 1	Past 5	Past 10
For the periods ended December 31, 2022	year	years	years

Fidelity® Japan Smaller Companies Fund

Return Before Taxes	-14.49%	-1.79%	8.10%

Return After Taxes on Distributions	-14.35%	-2.83%	7.18%

Return After Taxes on Distributions and Sale of Fund Shares	-8.42%	-1.18%	6.67%

Russell/Nomura Mid-Small Cap™ Index
(reflects no deduction for fees, expenses, or taxes)	-13.12%	-1.55%	6.19%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Japan) Limited and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Masaki Nakamura (Portfolio Manager) has managed the fund since 2022.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

25	Prospectus

Fund Summary

Fund/Class:

Fidelity® Latin America Fund/Fidelity® Latin America Fund

Investment Objective

Fidelity® Latin America Fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.68%

Distribution and/or Service (12b-1) fees	None

Other expenses	0.34%A

Total annual operating expenses	1.02%

A	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.

This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 104
3 years	$ 325
5 years	$ 563
10 years	$ 1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of Latin American issuers and other investments that are tied economically to Latin America.

● Normally investing primarily in common stocks.

● Allocating investments across different Latin American countries.

● Investing up to 35% of total assets in any industry that accounts for more than 20% of the Latin American market.

● Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Prospectus	26

● Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.

Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign exchange rates also can be extremely volatile.

● Geographic Concentration in Latin America.

Because the fund concentrates its investments in Latin America, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds.

● Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	26.86%	December 31, 2020

Lowest Quarter Return	-49.27%	March 31, 2020

Year-to-Date Return	10.75%	September 30, 2023

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax re-

27	Prospectus

Fund Summary – continued

turns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may

be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

	Past 1	Past 5	Past 10
For the periods ended December 31, 2022	year	years	years

Fidelity® Latin America Fund

Return Before Taxes	1.37%	-3.06%	-4.23%

Return After Taxes on Distributions	-1.46%	-4.02%	-5.48%

Return After Taxes on Distributions and Sale of Fund Shares	1.46%	-2.48%	-3.06%

MSCI EM (Emerging Markets) Latin America Index
(reflects no deduction for fees or expenses)	9.19%	-0.90%	-1.96%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

William Pruett (Portfolio Manager) has managed the fund since 2015.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Prospectus	28

Fund Summary

Fund:

Fidelity® Nordic Fund

Investment Objective

Fidelity® Nordic Fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.68%

Distribution and/or Service (12b-1) fees	None

Other expenses	0.26%

Total annual operating expenses	0.94%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.

This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 96
3 years	$ 300
5 years	$ 520
10 years	$ 1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region.

● Normally investing primarily in common stocks.

● Allocating investments across different Nordic countries.

● Investing up to 35% of total assets in any industry that accounts for more than 20% of the Nordic market.

● Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

● Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the

29	Prospectus

Fund Summary – continued

U.S. market.

Foreign exchange rates also can be extremely volatile.

● Geographic Concentration in the Nordic Region.

Because the fund concentrates its investments in the Nordic region, the fund’s performance is expected to be closely tied to social, political, and economic conditions within the Nordic region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

● Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	22.59%	December 31, 2022

Lowest Quarter Return	-18.59%	March 31, 2020

Year-to-Date Return	6.00%	September 30, 2023

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

Prospectus	30

	Past 1	Past 5	Past 10
For the periods ended December 31, 2022	year	years	years

Fidelity® Nordic Fund

Return Before Taxes	-19.29%	6.25%	9.95%

Return After Taxes on Distributions	-19.29%	4.54%	8.66%

Return After Taxes on Distributions and Sale of Fund Shares	-11.42%	4.68%	7.92%

FTSE® Capped Nordic Index
(reflects no deduction for fees, expenses, or taxes)	-18.32%	6.28%	7.76%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. FMR Investment Management (UK) Limited and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Allyson Ke (Co-Lead Portfolio Manager) has managed the fund since 2021.

Faris Rahman (Co-Lead Portfolio Manager) has managed the fund since 2021.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

31	Prospectus

Fund Summary

Fund:

Fidelity® Pacific Basin Fund

Investment Objective

Fidelity® Pacific Basin Fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84% A

Distribution and/or Service (12b-1) fees	None

Other expenses	0.23%

Total annual operating expenses	1.07%

A

The management fee is comprised of a basic fee of 0.68% adjusted up or down by a maximum of 0.20% based on the fund’s performance relative to that of the MSCI AC (All Country) Pacific Index. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.

This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 109
3 years	$ 340
5 years	$ 590
10 years	$ 1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin.

● Normally investing primarily in common stocks.

● Allocating investments across different Pacific Basin countries.

● Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

● Foreign Exposure.

Foreign markets, particularly emerging markets, can be more

Prospectus	32

volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.

Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign exchange rates also can be extremely volatile.

• Geographic Exposure to China.

Because the fund invests a meaningful portion of its assets in China, the fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

• Geographic Exposure to Japan.

Because the fund concentrates its investments in the China region, the fund’s performance is expected to be closely tied to so-
cial, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds.

• Geographic Concentration in the Pacific Basin.

Because the fund concentrates its investments in the Pacific Basin, the fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.

• Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

33	Prospectus

Fund Summary – continued

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	22.26%	June 30, 2020

Lowest Quarter Return	-16.88%	March 31, 2020

Year-to-Date Return	4.78%	September 30, 2023

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2022	Past 1 year	Past 5 years	Past 10 years

Fidelity® Pacific Basin Fund

Return Before Taxes	-23.75%	2.39%	8.23%

Return After Taxes on Distributions	-25.18%	0.68%	6.53%

Return After Taxes on Distributions and Sale of Fund Shares	-12.99%	1.98%	6.55%

MSCI AC (All Country) Pacific Index
(reflects no deduction for fees or expenses)	-17.98%	-0.28%	4.11%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kirk Neureiter (Co-Portfolio Manager) has managed the fund since 2019.

Stephen Lieu (Co-Portfolio Manager) has managed the fund since 2021.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:
Fidelity Investments	Fidelity Investments
P.O. Box 770001	P.O. Box 770001
Cincinnati, OH 45277-0003	Cincinnati, OH 45277-0035

TDD - Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus	34

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

35	Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity® Canada Fund seeks growth of capital over the long term.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Canadian issuers and other investments that are tied economically to Canada. The Adviser may also invest the fund’s assets in U.S. issuers. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser may invest up to 35% of the fund’s total assets in any industry that accounts for more than 20% of the Canadian market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the Canadian market, currently the S&P/TSX Composite Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® China Region Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different China region countries.

The Adviser may invest up to 35% of the fund’s total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the market, currently the MSCI Golden Dragon Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Emerging Asia Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Asian emerging markets issuers and other investments that are tied economically to Asian emerging markets. Asian emerging markets issuers are those issuers located in an Asian country with an emerging market. Asian countries with emerging markets include Hong Kong, India, Indonesia, South Korea, Malaysia, the Philippines, the People’s Republic of China, Singapore, Taiwan, and Thailand. The Adviser normally invests the fund’s assets primarily in common stocks. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.

The Adviser normally allocates the fund’s investments across different Asian countries with emerging markets.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Emerging Markets Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different emerging markets countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its

Prospectus	36

financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Europe Fund seeks growth of capital over the long term.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, the United Kingdom, and certain European countries with low- to middle-income economies as classified by the World Bank. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different European countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Japan Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Japanese issuers and other investments that are tied economically to Japan. The Adviser normally invests the fund’s assets primarily in common stocks.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Japan Smaller Companies Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations. For purposes of this fund, the Adviser defines smaller market capitalization issuers as those whose market capitalization is similar to the market capitalization of companies in the Russell/Nomura Mid-Small CapTM Index or the JASDAQ Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the fund’s assets in Japanese issuers with larger market capitalizations. The Adviser normally invests the fund’s assets primarily in common stocks.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Latin America Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes Argentina, Brazil, Chile, Colombia, Ecuador, Mexico, Peru, Panama, and Venezuela. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different Latin American countries.

The Adviser may invest up to 35% of the fund’s total assets in any industry that accounts for more than 20% of the Latin American market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the market, currently the MSCI EM (Emerging Markets) Latin America Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund’s assets in relatively few companies and up to 25% in a single issuer.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Nordic Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in

37	Prospectus

Fund Basics – continued

securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different Nordic countries.

The Adviser may invest up to 35% of the fund’s total assets in any industry that accounts for more than 20% of the Nordic market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the market, currently the FTSE® Capped Nordic Index. The Adviser intends to measure the percentage of the index represented by each industry no less than once per month.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Pacific Basin Fund seeks growth of capital over the long term.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin. The Pacific Basin includes Australia, Hong Kong, Indonesia, Japan, South Korea, Malaysia, New Zealand, the People’s Republic of China, the Philippines, Singapore, Taiwan, and Thailand. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different Pacific Basin countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular country or group of countries, the fund’s performance is expected to be closely tied to economic and political conditions within that country or group of countries and to be more volatile than the performance of more geographically diversified funds. In addition, because Fidelity® Latin America Fund may invest a significant percentage of assets in a single issuer, the fund’s performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign and Emerging Markets Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S.

Prospectus	38

investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets economies can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. All of these factors can make emerging markets securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a meaningful portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund’s investment performance.

Special Considerations regarding Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of China. Most Asian economies, particularly Asian emerging markets economies, are characterized by over-extension of credit, frequent currency fluctuations, devaluations, and restrictions, unstable employment rates, rapid fluctuation in, among other things, inflation, reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Recently, the markets in certain Asian countries, particularly those with emerging markets, have suffered significant currency volatility. Furthermore, increased political and social unrest in some Asian countries and slower economic growth could cause further economic and market uncertainty and economic decline in the entire region in the event of economic sanctions or military conflicts.

Special Considerations regarding Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada’s largest trading partner and foreign investor and the Canadian economy is significantly affected by developments in the U.S. economy. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada’s economic growth may be significantly affected by disruptions in its relationship with major trading partners, fluctuations in currency, and global demand for commodities.

Special Considerations regarding China. The Chinese economy is dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. The willingness and ability of the Chinese government to support the Chinese economy and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Also, foreign investments may be subject to certain restrictions. Changes in Chinese government policy and economic growth rates could significantly affect local markets. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers. Concerns exist regarding a potential trade war between China and the United States, which may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, all of which may have a negative impact on a fund’s investments.

A fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. Thus, limiting the remedies and rights of investors such as the fund. If these risks materialize, the value of investments in VIEs could be adversely affected and a fund could incur significant losses with no recourse available.

39	Prospectus

Fund Basics – continued

Special Considerations regarding the China Region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. In addition, the Taiwanese economy can be significantly affected by security threats from China. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Also, foreign investments may be subject to certain restrictions. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire region. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers. Concerns exist regarding a potential trade war between China and the United States, which may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, all of which may have a negative impact on a fund’s investments.

Special Considerations regarding Europe. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls with which EU members and candidates for EMU membership are required to comply. In addition, the private and public sectors’ debt problems of a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States, public deficits are an ongoing concern in many European countries, the region is currently facing great political and economic uncertainty and many European economies are experiencing slow economic growth or recession. Eastern European countries generally continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to social, political, and economic developments. The EU faces challenges related to member states seeking to change their relationship with the EU, exemplified by the United Kingdom’s withdrawal. There can be significant uncertainty as to the terms and consequences of one or more member states seeking to change their relationship with the EU. Among other things, a member state’s decision to leave the EU could result in increased volatility and illiquidity in the European and such member state’s economies, as well as the broader global economy. Companies with a significant amount of business in the member state or Europe may experience lower revenue and/or profit growth, which may adversely affect the value of a fund’s investments. In addition, uncertainty regarding any member state’s exit from the EU may lead to instability in the foreign exchange markets, including volatility in the value of the euro.

Special Considerations regarding India. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets may result in higher potential for losses in investments in Indian issuers by Fidelity® Emerging Asia Fund. Large portions of many Indian companies remain in the hands of individuals and corporate governance standards of Indian companies may be weaker and less transparent than in more developed markets, which may increase the risk of loss and unequal treatment of investors. The securities markets in India are relatively underdeveloped and may subject a fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as between sectarian groups within each country). These disputes could adversely influence the Indian economy and, as a result, negatively affect the fund’s investments.

Special Considerations regarding Japan. The Japanese economy, at times, has been characterized by government intervention and protectionism, an aging demographic, declining population, and an unstable financial services sector. International trade, particularly with the United States, government support of the financial services sector and other troubled sectors, consistent government policy, natural disasters, and geopolitical developments can significantly affect economic growth. Since a significant portion of Japan’s trade is conducted with developing nations, almost all of which are in East and Southeast Asia, it can be affected by currency fluctuations and other conditions in these other countries.

Special Considerations regarding Latin America. The majority of the economies of countries in Latin America are considered emerging markets economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on the entire region. Because commodities such as, without limitation, agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities, which has been subject to significant volatility. A relatively small number of Latin American companies represents a large portion of Latin America’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. Fidelity® Latin America Fund’s relatively high exposure to securities issued by Brazilian companies subjects the fund to a higher degree of risk that adverse developments in a single country will negatively impact the fund. Investments in Brazil are subject to the risk of

Prospectus	40

possible regulatory and economic interventions by the Brazilian government, including the imposition of wage and price controls, the limitation of imports and the imposition of restrictions on foreign investment. In addition, the fund’s relatively high exposure to securities issued by Mexican companies subjects the fund to a higher degree of risk that adverse developments in a single country will negatively impact the fund. Political developments in the U.S. have potential implications for trade arrangements between the U.S. and Mexico, which could negatively affect the value of securities held by the fund.

Special Considerations regarding the Nordic Region. The Nordic economies are dependent on the export of natural resources and natural resource products. Finland’s efforts to comply with European Economic and Monetary Union (EMU) restrictions may result in reduced government spending and higher unemployment. Denmark and Sweden have elected not to join the final stage of the EMU and Norway has elected not to join either the European Union (EU) or the EMU and, as a result, these countries may have more flexibility to pursue different fiscal and economic goals but may not benefit from full membership in the EMU. Fidelity® Nordic Fund’s relatively high exposure to securities issued by Swedish companies subjects the fund to a higher degree of risk that adverse developments in a single country will negatively impact the fund. While Sweden has not joined the EMU, the Swedish economy is, however, vulnerable to fluctuations in the economies and monetary policies of its trading partners who are members of the EMU. Sweden has a highly developed welfare system and the level of union membership in Sweden is substantial. These factors can negatively impact the Swedish economy by causing increased government spending, higher production costs and lower productivity, among other things. In addition, the fund’s relatively high exposure to securities issued by Danish companies subjects the fund to a higher degree of risk that adverse developments in a single country will negatively impact the fund. Denmark is dependent on trading relationships with certain key trading partners, including other EU countries and the United States. Furthermore, Denmark’s currency is pegged to the euro. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges, including an aging population, which could lead to labor supply shortages in the near future.

Special Considerations regarding the Pacific Basin. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies may be intertwined, so they may experience economic downturns at the same time. Furthermore, many of the Pacific Basin economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are heavily dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may invest Fidelity® China Region Fund’s, Fidelity® Emerging Asia Fund’s, and Fidelity® Emerging Markets Fund’s assets in securities of private or newly public companies.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund’s exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity® Canada Fund seeks growth of capital over the long term.

Fidelity® China Region Fund seeks long-term growth of capital.

Fidelity® Emerging Asia Fund seeks capital appreciation.

Fidelity® Latin America Fund seeks long-term growth of capital.

Fidelity® Nordic Fund seeks long-term growth of capital.

Non-Fundamental Investment Policies

Each of Fidelity® Emerging Markets Fund’s, Fidelity® Europe Fund’s, Fidelity® Japan Fund’s, Fidelity® Japan Smaller Companies Fund’s, and Fidelity® Pacific Basin Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Shareholder Notice

41	Prospectus

Fund Basics – continued

The following is subject to change only upon 60 days’ prior notice to shareholders:

Fidelity® Canada Fund normally invests at least 80% of its assets in securities of Canadian issuers and other investments that are tied economically to Canada.

Fidelity® China Region Fund normally invests at least 80% of its assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region.

Fidelity® Emerging Asia Fund normally invests at least 80% of its assets in securities of Asian emerging markets issuers and other investments that are tied economically to Asian emerging markets.

Fidelity® Emerging Markets Fund normally invests at least 80% of its assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets.

Fidelity® Europe Fund normally invests at least 80% of its assets in securities of European issuers and other investments that are tied economically to Europe.

Fidelity® Japan Fund normally invests at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan.

Fidelity® Japan Smaller Companies Fund normally invests at least 80% of its assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations.

Fidelity® Latin America Fund normally invests at least 80% of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America.

Fidelity® Nordic Fund normally invests at least 80% of its assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region.

Fidelity® Pacific Basin Fund normally invests at least 80% of its assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin.

Country or Geographic Region

The Adviser considers a number of factors to determine whether an investment is tied economically to a particular country or region, including: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV each business day as of the times noted in the table below. Each fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV Calculation Times
Fund	(Eastern Time)

Fidelity® Canada Fund	4:00 p.m.

Fidelity® China Region Fund	4:00 p.m.

Fidelity® Emerging Asia Fund	4:00 p.m.

Fidelity® Emerging Markets Fund	4:00 p.m.

Fidelity® Europe Fund	4:00 p.m.

Fidelity® Japan Fund	4:00 p.m.

Fidelity® Japan Smaller Companies Fund	4:00 p.m.

Fidelity® Latin America Fund	4:00 p.m.

Fidelity® Nordic Fund	4:00 p.m.

Fidelity® Pacific Basin Fund	4:00 p.m.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of a fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security

Prospectus	42

or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

43	Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

●	Your name

●	Your account number

●	Type of transaction requested

●	Name(s) of fund(s) and class(es)

●	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy for each fund

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive

Prospectus	44

trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

45	Prospectus

Shareholder Information – continued

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

● When you wish to sell more than $100,000 worth of shares.

● When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

● When you are requesting that redemption proceeds be paid to someone other than the account owner.

● In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

● Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

● Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

● Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.

● You will not receive interest on amounts represented by uncashed redemption checks.

● If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

● Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Prospectus	46

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

● The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

● Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

● Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

● The shares you are acquiring by exchange must be available for sale in your state.

● Exchanges may have tax consequences for you.

● If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

● Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, if you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

● To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

● You can use electronic funds transfer to: l

● Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

● Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

● To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

● To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

● To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

● To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

47	Prospectus

Shareholder Information – continued

● Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

● Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid

Fidelity® Canada Fund	December

Fidelity® China Region Fund	December

Fidelity® Emerging Asia Fund	December

Fidelity® Emerging Markets Fund	December

Fidelity® Europe Fund	December

Fidelity® Japan Fund	December

Fidelity® Japan Smaller Companies Fund	December

Fidelity® Latin America Fund	December

Fidelity® Nordic Fund	December

Fidelity® Pacific Basin Fund	December

Fund Name	Capital Gains Paid

Fidelity® Canada Fund	December

Fidelity® China Region Fund	December

Fidelity® Emerging Asia Fund	December

Fidelity® Emerging Markets Fund	December

Fidelity® Europe Fund	December

Fidelity® Japan Fund	December

Fidelity® Japan Smaller Companies Fund	December

Fidelity® Latin America Fund	December

Fidelity® Nordic Fund	December

Fidelity® Pacific Basin Fund	December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

Prospectus	48

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

49	Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2022, the Adviser had approximately $3.1 trillion in discretionary assets under management, and approximately $3.9 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing each fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2022, FMR UK had approximately $14.7 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

Currently, FMR UK has day-to-day responsibility for choosing investments for Fidelity® Europe Fund and Fidelity® Nordic Fund.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Pacific Basin Fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2022, FMR H.K. had approximately $21.4 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® China Region Fund and Fidelity® Emerging Asia Fund.

Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity® Pacific Basin Fund.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome,

Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2023, FMR Japan had approximately $2.9 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity® Japan Fund and Fidelity® Japan Smaller Companies Fund.

Currently, FMR Japan has day-to-day responsibility for choosing certain types of investments for Fidelity® Pacific Basin Fund.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund.

FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of December 31, 2022, FIA had approximately $7.0 billion in discretionary assets under management.

FIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, Fidelity® Nordic Fund, and Fidelity® Pacific Basin Fund.

FIL Investment Advisors (UK) Limited (FIA(UK)), at Beech Gate, Millfield Lane, Lower Kingswood, Tadworth, Surrey, KT20 6RP, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2022, FIA(UK) had approximately $5.6 billion in discretionary assets under management.

FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, Fidelity® Nordic Fund, and Fidelity® Pacific Basin Fund.

Portfolio Manager(s)

Ryan Oldham is Portfolio Manager of Fidelity® Canada Fund, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as a research analyst and portfolio manager.

Peifang Sun is Co-Portfolio Manager of Fidelity® China Region Fund, which she has managed since 2021. Since joining Fidelity Investments in 2008, Ms. Sun has worked as a research analyst and portfolio manager.

Prospectus	50

Ivan Xie is Co-Portfolio Manager of Fidelity® China Region Fund, which he has managed since 2018. Since joining Fidelity Investments in 2011, Mr. Xie has worked as a research analyst and portfolio manager.

Xiaoting Zhao is Portfolio Manager of Fidelity® Emerging Asia Fund, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Zhao has worked as a research analyst and portfolio manager.

John Dance is Portfolio Manager of Fidelity® Emerging Markets Fund, which he has managed since 2019. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

Allyson Ke is Co-Lead Portfolio Manager of Fidelity® Europe Fund and Fidelity® Nordic Fund, both of which she has managed since 2021. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Ke has worked as a research analyst and portfolio manager.

Faris Rahman is Co-Lead Portfolio Manager of Fidelity® Europe Fund and Fidelity® Nordic Fund, both of which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Rahman has worked as a research analyst and portfolio manager.

Kirk Neureiter is Portfolio Manager of Fidelity® Japan Fund, which he has managed since 2014, and Co-Portfolio Manager of Fidelity® Pacific Basin Fund, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Neureiter has worked as a research associate, research analyst, associate director of research, director of Japan research, and portfolio manager.

Masaki Nakamura is Portfolio Manager of Fidelity® Japan Smaller Companies Fund, which he has managed since 2022. Since joining Fidelity Investments in 2010, Mr. Nakamura has worked as a research analyst and portfolio manager (other than a 6-month leave of absence in 2018-2019).

Will Pruett is Portfolio Manager of Fidelity® Latin America Fund, which he has managed since 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and portfolio manager.

Stephen Lieu is Co-Portfolio Manager of Fidelity® Pacific Basin Fund, which he has managed since 2021. Since joining Fidelity Investments in 2013, Mr. Lieu has worked as a summer intern, research analyst, and portfolio manager.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security,

industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

For Fidelity® China Region Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to its index listed below:

Fund	Performance Adjustment Index

Fidelity® Canada Fund	S&P/TSX Composite Index

Fidelity® Emerging Asia Fund	MSCI AC (All Country) Asia ex Japan Index

Fidelity® Europe Fund	MSCI Europe Index

Fidelity® Japan Fund	Tokyo Stock Price Index (TOPIX)

Fidelity® Pacific Basin Fund	MSCI AC (All Country) Pacific Index

Management Fee = Basic Fee +/- Performance Adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

The group fee rate(s) for October 2023 and the annual individual fund fee rate(s) are reflected in the table below:

Fund	Group Fee Rate	Individual Fund Fee Rate
Fidelity® Canada Fund	0.22%	0.45%

51	Prospectus

Fund Services – continued

Fund	Group Fee Rate	Individual Fund Fee Rate
Fidelity® China Region Fund	0.22%	0.45%

Fidelity® Emerging Asia Fund	0.22%	0.45%

Fidelity® Emerging Markets Fund	0.22%	0.45%

Fidelity® Europe Fund	0.22%	0.45%

Fidelity® Japan Fund	0.22%	0.45%

Fidelity® Japan Smaller Companies Fund	0.22%	0.45%

Fidelity® Latin America Fund	0.22%	0.45%

Fidelity® Nordic Fund	0.22%	0.45%

Fidelity® Pacific Basin Fund	0.22%	0.45%

The basic fee for Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund for the fiscal year ended October 31, 2023, as a percentage of each fund’s average net assets, is reflected in the following table:

Fund	Basic Fee Rate

Fidelity® Canada Fund	0.68%

Fidelity® Emerging Asia Fund	0.68%

Fidelity® Europe Fund	0.68%

Fidelity® Japan Fund	0.67%

Fidelity® Pacific Basin Fund	0.68%

The performance adjustment rate is calculated monthly by comparing over the performance period a fund’s performance to that of the performance adjustment index.

For the purposes of calculating the performance adjustment for each of Fidelity® Canada Fund, Fidelity® Europe Fund, and Fidelity® Japan Fund, the fund’s investment performance will be based on the performance of the class of shares of the fund offered through this prospectus. To the extent that other classes of Fidelity® Canada Fund, Fidelity® Europe Fund, and Fidelity® Japan Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund the performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee, as a percentage of a fund’s average net assets, for the fiscal year ended October 31, 2023, for each fund is shown in the following table. Because each fund’s management fee rate may fluctuate, a fund’s management fee may be higher or lower in the future.

Fund	Total Management Fee Rate

Fidelity® Canada Fund	0.81%

Fidelity® China Region Fund	0.68%

Fidelity® Emerging Asia Fund	0.59%

Fidelity® Emerging Markets Fund	0.67%

Fidelity® Europe Fund	0.44%

Fidelity® Japan Fund	0.67%

Fidelity® Japan Smaller Companies Fund	0.67%

Fidelity® Latin America Fund	0.68%

Fidelity® Nordic Fund	0.68%

Fidelity® Pacific Basin Fund	0.84%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA(UK).

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s annual report for the fiscal period ended October 31, 2023.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each of Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Latin America Fund is composed of multiple classes of shares. All classes of a multiple class fund have a common investment objective and investment portfolio. FDC distributes each fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Prospectus	52

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund’s or class’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

53	Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity® Canada Fund

Years ended October 31,		2023		2022		2021		2020		2019
Selected Per-Share Data
Net asset value, beginning of period	$	59.79	$	67.62	$	46.26	$	52.21	$	50.02

Income from Investment Operations
Net investment income (loss) A,B		.77		.83		.74		.76		.82
Net realized and unrealized gain (loss)		(.03) C		(5.33)		21.99		(4.38)		4.58

Total from investment operations		.74		(4.50)		22.73		(3.62)		5.40

Distributions from net investment income		(.87)		(.82)		(.78)		(.92)		(.58)
Distributions from net realized gain		(1.52)		(2.51)		(.59)		(1.40)		(2.63)

Total distributions		(2.39)		(3.33)		(1.37)		(2.33) D		(3.21)

Net asset value, end of period	$	58.14	$	59.79	$	67.62	$	46.26	$	52.21

Total Return E		1.18%		(6.77)%		49.91%		(7.40)%		11.70%

Ratios to Average Net Assets B,F,G
Expenses before reductions		1.05%		.89%		.80%		.88%		.88%
Expenses net of fee waivers, if any		1.04%		.88%		.80%		.88%		.88%
Expenses net of all reductions		1.04%		.88%		.80%		.88%		.87%
Net investment income (loss)		1.25%		1.32%		1.24%		1.58%		1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$	774,062	$	825,488	$	821,617	$	612,716	$	803,629
Portfolio turnover rate H		9%		13%		7%		11%		8% I

A	Calculated based on average shares outstanding during the period.
B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D	Total distributions per share do not sum due to rounding.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® China Region Fund

Years ended October 31,		2023		2022		2021		2020		2019
Selected Per-Share Data
Net asset value, beginning of period	$	25.28	$	51.03	$	51.53	$	36.30	$	29.11

Income from Investment Operations
Net investment income (loss) A,B		.32		.25		.23		.21		.25
Net realized and unrealized gain (loss)		5.85 C		(21.32)		1.97		15.28		7.19

Total from investment operations		6.17		(21.07)		2.20		15.49		7.44

Distributions from net investment income		(.34)		(.06)		(.54)		(.26)		(.25)
Distributions from net realized gain		-		(4.62)		(2.16)		-		-

Total distributions		(.34)		(4.68)		(2.70)		(.26)		(.25)

Prospectus	54

Years ended October 31,		2023		2022		2021		2020		2019
Net asset value, end of period	$	31.11	$	25.28	$	51.03	$	51.53	$	36.30

Total Return D		24.34% C		(45.04)%		3.97%		42.95%		25.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions		.95%		.94%		.91%		.93%		.95%
Expenses net of fee waivers, if any		.95%		.93%		.91%		.93%		.95%
Expenses net of all reductions		.95%		.93%		.91%		.91%		.95%
Net investment income (loss)		.96%		.67%		.41%		.49%		.76%
Supplemental Data
Net assets, end of period (000 omitted)	$	809,283	$	736,185	$	1,609,326	$	1,518,404	$	1,093,827
Portfolio turnover rate G		24%		20%		60%		60%		80%

A	Calculated based on average shares outstanding during the period.
B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 24.32%.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Emerging Asia Fund
Years ended October 31,		2023		2022		2021		2020		2019
Selected Per-Share Data
Net asset value, beginning of period	$	30.23	$	64.66	$	63.60	$	45.03	$	36.69

Income from Investment Operations
Net investment income (loss) A,B		.05		(.22)		(.31) C		(.12)		.34
Net realized and unrealized gain (loss)		5.69		(26.97)		11.00		21.49		9.27

Total from investment operations		5.74		(27.19)		10.69		21.37		9.61

Distributions from net investment income		—		(.09)		—		(.29) D		(.39)
Distributions from net realized gain		—		(7.15)		(9.63)		(2.51) D		(.88)

Total distributions		—		(7.24)		(9.63)		(2.80)		(1.27)

Net asset value, end of period	$	35.97	$	30.23	$	64.66	$	63.60	$	45.03

Total Return E		18.99%		(46.77)%		17.02%		50.46%		26.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions		.87%		1.18%		1.02%		1.13%		1.11%
Expenses net of fee waivers, if any		.87%		1.17%		1.02%		1.13%		1.11%
Expenses net of all reductions		.87%		1.17%		1.02%		1.10%		1.11%
Net investment income (loss)		.13%		(.51)%		(.45)% C		(.24)%		.82%
Supplemental Data
Net assets, end of period (000 omitted)	$	867,653	$	823,527	$	2,000,120	$	1,578,782	$	993,620
Portfolio turnover rate H		50%		44%		85%		114%		61% I

A	Calculated based on average shares outstanding during the period.
B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.54)%.

D	The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Portfolio turnover rate excludes securities received or delivered in-kind.

55	Prospectus

Appendix – continued

Fidelity® Emerging Markets Fund
Years ended October 31,		2023		2022		2021		2020		2019
Selected Per-Share Data
Net asset value, beginning of period	$	27.87	$	47.56	$	40.26	$	33.03	$	26.66

Income from Investment Operations
Net investment income (loss) A,B		.36 C		.28 D		.12		.15		.61 E
Net realized and unrealized gain (loss)		3.98		(17.35)		7.81		7.68		5.98

Total from investment operations		4.34		(17.07)		7.93		7.83		6.59

Distributions from net investment income		(.24)		(.46)		(.09)		(.60)		(.22)
Distributions from net realized gain		-		(2.16)		(.54)		-		-

Total distributions		(.24)		(2.62)		(.63)		(.60)		(.22)

Net asset value, end of period		$31.97		$27.87		$47.56		$40.26		$33.03

Total Return F		15.56%		(37.83)%		19.83%		24.09%		24.91%

Ratios to Average Net Assets B,G,H
Expenses before reductions		.90%		.90%		.88%		.92%		.94%
Expenses net of fee waivers, if any		.90%		.90%		.88%		.92%		.94%
Expenses net of all reductions		.90%		.90%		.88%		.91%		.92%
Net investment income (loss)		1.07% C		.76% D		.26%		.43%		2.02% E
Supplemental Data
Net assets, end of period (000 omitted)	$	3,985,433	$	3,330,900	$	5,016,159	$	4,526,531	$	3,104,887
Portfolio turnover rate I		23%		34%		38% J		34%		85% K

A	Calculated based on average shares outstanding during the period.
B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .74%.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	The portfolio turnover rate does not include the assets acquired in the merger.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Europe Fund
Years ended October 31,		2023		2022		2021		2020		2019
Selected Per-Share Data
Net asset value, beginning of period	$	27.57	$	46.11	$	35.35	$	36.28	$	37.70

Income from Investment Operations
Net investment income (loss) A,B		.57		.57		.54		.30		1.52 C
Net realized and unrealized gain (loss)		2.44		(12.88)		10.71		1.46		.81

Total from investment operations		3.01		(12.31)		11.25		1.76		2.33

Distributions from net investment income		-		(1.11)		(.49)		(1.61)		(.32)
Distributions from net realized gain		-		(5.12)		-		(1.08)		(3.43)

Total distributions		-		(6.23)		(.49)		(2.69)		(3.75)

Net asset value, end of period	$	30.58	$	27.57	$	46.11	$	35.35	$	36.28

Total Return D		10.92%		(30.07)%		31.99%		4.95%		7.56%

Ratios to Average Net Assets B,E,F
Expenses before reductions		.70%		.88%		1.06%		1.03%		.78%
Expenses net of fee waivers, if any		.69%		.88%		1.06%		1.03%		.77%
Expenses net of all reductions		.69%		.88%		1.06%		1.02%		.75%

Prospectus	56

Years ended October 31,		2023		2022		2021		2020		2019
Net investment income (loss)		1.75%		1.73%		1.21%		.86%		4.33% C
Supplemental Data
Net assets, end of period (000 omitted)	$	519,010	$	523,685	$	913,296	$	755,125	$	836,373
Portfolio turnover rate G		37%		55%		52%		39%		45%

A	Calculated based on average shares outstanding during the period.
B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.75%.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Japan Fund
Years ended October 31,		2023		2022		2021		2020		2019
Selected Per-Share Data
Net asset value, beginning of period	$	13.35	$	21.01	$	17.58	$	15.86	$	14.20

Income from Investment Operations
Net investment income (loss) A,B		.15		.08		.08		.10		.12
Net realized and unrealized gain (loss)		1.19		(5.60)		3.72		1.81		1.59

Total from investment operations		1.34		(5.52)		3.80		1.91		1.71

Distributions from net investment income		-		(.59)		(.11)		(.11)		(.05)
Distributions from net realized gain		-		(1.55)		(.25)		(.09)		-

Total distributions		-		(2.14)		(.37) C		(.19) C		(.05)

Net asset value, end of period	$	14.69	$	13.35	$	21.01	$	17.58	$	15.86

Total Return D		10.04%		(29.16)%		21.75%		12.16%		12.10%

Ratios to Average Net Assets B,E,F
Expenses before reductions		.96%		1.13%		1.09%		1.06%		1.01%
Expenses net of fee waivers, if any		.95%		1.12%		1.09%		1.06%		1.01%
Expenses net of all reductions		.95%		1.12%		1.09%		1.06%		1.00%
Net investment income (loss)		.96%		.52%		.37%		.65%		.82%
Supplemental Data
Net assets, end of period (000 omitted)	$	149,990	$	113,015	$	167,954	$	274,433	$	401,344
Portfolio turnover rate G		25%		26%		31%		22%		27%

A	Calculated based on average shares outstanding during the period.
B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Japan Smaller Companies Fund
Years ended October 31,		2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$	12.47	$17.92	$16.64	$17.60	$17.12

Income from Investment Operations
Net investment income (loss) A,B		.18	.19	.20	.16	.22
Net realized and unrealized gain (loss)		1.04	(3.75)	1.36	.11	1.10

Total from investment operations		1.22	(3.56)	1.56	.27	1.32

57	Prospectus

Appendix – continued

Years ended October 31,	2023	2022	2021	2020	2019
Distributions from net investment income	(.01)	(.51)	(.19)	(.23)	(.11)
Distributions from net realized gain	-	(1.38)	(.10)	(1.00)	(.73)

Total distributions	(.01)	(1.89)	(.28) C	(1.23)	(.84)

Net asset value, end of period	$13.68	$12.47	$17.92	$16.64	$17.60

Total Return D	9.76%	(21.95)%	9.44%	1.31%	8.22%

Ratios to Average Net Assets B,E,F
Expenses before reductions	.92%	.91%	.91%	.92%	.93%
Expenses net of fee waivers, if any	.91%	.91%	.91%	.92%	.93%
Expenses net of all reductions	.91%	.91%	.91%	.92%	.93%
Net investment income (loss)	1.26%	1.33%	1.13%	1.02%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$435,870	$364,425	$501,214	$523,774	$685,651
Portfolio turnover rate G	36%	38%	23%	20%	16%

A	Calculated based on average shares outstanding during the period.

B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total distributions per share do not sum due to rounding.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Latin America Fund

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.17	$19.36	$17.36	$28.30	$21.94

Income from Investment Operations
Net investment income (loss) A,B	1.07	1.65	.22	.10	.77
Net realized and unrealized gain (loss)	(2.74)	.69	1.79	(10.36)	6.09

Total from investment operations	(1.67)	2.34	2.01	(10.26)	6.86

Distributions from net investment income	(1.63)	(.53)	(.01)	(.68)	(.50)

Total distributions	(1.63)	(.53)	(.01)	(.68)	(.50)

Net asset value, end of period	$17.87	$21.17	$19.36	$17.36	$28.30

Total Return C	(7.88)%	12.55%	11.58%	(37.13)%	32.06%

Ratios to Average Net Assets B,D,E
Expenses before reductions	1.07%	1.06%	1.04%	1.05%	1.05%
Expenses net of fee waivers, if any	1.06%	1.05%	1.04%	1.05%	1.04%
Expenses net of all reductions	1.06%	1.05%	1.04%	1.03%	1.04%
Net investment income (loss)	5.55%	8.24%	.99%	.48%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$217,336	$262,361	$262,484	$277,942	$517,901
Portfolio turnover rate F	37%	48%	33%	54%	48%

A	Calculated based on average shares outstanding during the period.
B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Prospectus	58

Fidelity® Nordic Fund

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.13	$75.57	$56.51	$46.69	$49.64

Income from Investment Operations
Net investment income (loss) A,B	.93	.78	1.06	.15	1.50 C
Net realized and unrealized gain (loss)	6.49	(20.65) D	20.17	11.86	.15

Total from investment operations	7.42	(19.87)	21.23	12.01	1.65

Distributions from net investment income	-	(3.02)	(.96)	(1.60)	(.05)
Distributions from net realized gain	-	(6.56)	(1.21)	(.59)	(4.55)

Total distributions	-	(9.57) E	(2.17)	(2.19)	(4.60)

Net asset value, end of period	$53.55	$46.13	$75.57	$56.51	$46.69

Total Return F	16.08%	(29.33)%D	38.39%	26.73%	3.96%

Ratios to Average Net Assets B,G,H
Expenses before reductions	.94%	.93%	.92%	.96%	.98%
Expenses net of fee waivers, if any	.93%	.92%	.92%	.96%	.98%
Expenses net of all reductions	.93%	.92%	.92%	.96%	.96%
Net investment income (loss)	1.69%	1.45%	1.51%	.31%	3.28% C
Supplemental Data
Net assets, end of period (000 omitted)	$286,653	$257,164	$422,673	$301,424	$261,896
Portfolio turnover rate I	23%	42%	34%	29%	34%

A	Calculated based on average shares outstanding during the period.

B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.82 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

D

Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (29.35)%.

E	Total distributions per share do not sum due to rounding.

F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Pacific Basin Fund

Years ended October 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$25.99	$46.10	$40.16	$32.65	$29.51

Income from Investment Operations
Net investment income (loss) A,B	.32 C	.22	.15	.16	.26
Net realized and unrealized gain (loss)	3.88	(14.49)	7.74	7.61	5.74

Total from investment operations	4.20	(14.27)	7.89	7.77	6.00

Distributions from net investment income	-	(1.17) D	(.10)	(.26)	(.20)
Distributions from net realized gain	(2.40)	(4.67) D	(1.85)	-	(2.67)

Total distributions	(2.40)	(5.84)	(1.95)	(.26)	(2.86) E

Net asset value, end of period	$27.79	$25.99	$46.10	$40.16	$32.65

Total Return F	16.06%	(35.11)%	20.08%	23.95%	22.37%

Ratios to Average Net Assets B,G,H
Expenses before reductions	1.07%	1.12%	1.04%	1.11%	.97%
Expenses net of fee waivers, if any	1.07%	1.12%	1.04%	1.11%	.97%
Expenses net of all reductions	1.07%	1.12%	1.04%	1.10%	.97%
Net investment income (loss)	1.08% C	.64%	.32%	.47%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$649,965	$657,558	$1,214,726	$1,084,673	$891,154
Portfolio turnover rate [1]	46%	29%	40%	27%	32%

59	Prospectus

Appendix – continued

A	Calculated based on average shares outstanding during the period.

B

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.

D	The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E	Total distributions per share do not sum due to rounding.

F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Prospectus	60

Additional Index Information

FTSE® Capped Nordic Index is a modified market capitalization-weighted index designed to measure the performance of the investable equity markets of Denmark, Finland, Norway, and Sweden. Constituent weights are capped semi-annually by FTSE to enforce issuer diversification constraints.

JASDAQ Index is a market capitalization weighted index of all stocks listed on the JASDAQ market in Japan, except for the Bank of Japan. The JASDAQ market is geared to small and medium companies and excludes OTC Managed stocks.

MSCI AC (All Country) Asia ex Japan Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of Asia, excluding Japan. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI AC (All Country) Pacific Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of the developed and emerging markets in the Pacific region. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI EM (Emerging Markets) Latin America Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in the emerging markets countries of Latin America. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI Emerging Markets Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in emerging markets. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI Europe Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of the developed markets in Europe. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI Golden Dragon Index is a market capitalization-weighted index designed to represent the performance of the equity markets of Hong Kong, Taiwan, and China. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Russell/Nomura Mid-Small CapTM Index measures the performance of medium and small companies that represent the smallest 50% of companies of the Russell/Nomura

Total MarketTM Index as defined by float-adjusted market capitalization. The Russell/Nomura Total MarketTM Index represents 98% of the investable Japan equity market, consisting of common stock securities domiciled in Japan.

S&P/TSX Composite Index is a broad-based, market capitalization-weighted index designed to measure the performance of the Canadian equity market. Eligible securities must be listed on the Toronto Stock Exchange and issued by companies incorporated in Canada.

Tokyo Stock Price Index (TOPIX) is a market capitalization-weighted index of the common stock of the large companies that make up the First Section of the Tokyo Stock Exchange.

61	Prospectus

Appendix – continued

Prospectus	62

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund’s policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity’s web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund’s annual and semi-annual reports also include additional information. Each fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the funds’ annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-04008

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2023 FMR LLC. All rights reserved.

1.538563.127	TIF-PRO-1223

Supplement to the

Fidelity® Emerging Markets Fund

Class A, Class M, Class C, Class I, and Class Z

December 30, 2023

Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I		Class Z
Management fee	0.86	%A,B	0.86	%A,B	0.86	%A,B	0.85	%A,B	0.71	% A,B
Distribution and/or Service (12b-1) fees	0.25%		0.50%		1.00%		None		None
Other expenses	0.03	%B	0.03	%B	0.03	%B	0.03	%B	0.03	%B

Total annual operating expenses	1.14%		1.39%		1.89%		0.88%		0.74%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A, 0.22% for Class M, 0.22% for Class C, 0.21% for Class I, and 0.06% for Class Z was previously charged under the services agreements.

B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All	Hold	Sell All	Hold	Sell All	Hold	Sell All	Hold	Sell All	Hold
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
1 year	$685	$685	$487	$487	$292	$192	$90	$90	$76	$76
3 years	$916	$916	$775	$775	$594	$594	$281	$281	$237	$237
5 years	$1,167	$1,167	$1,084	$1,084	$1,021	$1,021	$488	$488	$411	$411
10 years	$1,881	$1,881	$1,960	$1,960	$2,016	$2,016	$1,084	$1,084	$918	$918

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

Each class of the fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.86% for Class A, 0.86% for Class M, 0.86% for Class C, 0.85% for Class I, and 0.71% for Class Z. One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AEMF-PSTK-0324-100	March 1, 2024
1.9911570.100

Fidelity® Emerging Markets Fund

Class/Ticker

Fidelity Advisor® Emerging Markets Fund

A/FEDMX M/FEQMX C/FEMMX I/FECMX Z/FZEMX

Prospectus

December 30, 2023

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	3	Fidelity® Emerging Markets Fund

Fund Basics	10	Investment Details

	14	Valuing Shares

Shareholder Information	16	Additional Information about the Purchase and Sale of Shares

	24	Converting Shares

	25	Exchanging Shares

	26	Rollover IRAs

	26	Account Features and Policies

	28	Dividends and Capital Gain Distributions

	29	Tax Consequences

Fund Services	31	Fund Management

	33	Fund Distribution

Appendix	45	Financial Highlights

	51	Additional Index Information

	52	Sales Charge Waiver Policies Applied by Certain Intermediaries

Prospectus	2

Fund Summary

Fund/Class:

Fidelity® Emerging Markets Fund/Fidelity Advisor® Emerging Markets Fund A, M, C, I, Z

Investment Objective

Fidelity® Emerging Markets Fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 33 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I	Class Z

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None

Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	NoneA	NoneA	1.00%B	None	None

A

Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

B	On Class C shares redeemed less than one year after purchase.

3	Prospectus

Fund Summary – continued

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.67%	0.67%	0.67%	0.67%	0.67%

Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.26%A	0.25%A	0.26%A	0.25%A	0.10%

Total annual operating expenses	1.18%	1.42%	1.93%	0.92%	0.77%

A	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$688	$688	$489	$489	$296	$196	$94	$94	$79	$79

3 years	$928	$928	$784	$784	$606	$606	$293	$293	$246	$246

5 years	$1,187	$1,187	$1,099	$1,099	$1,042	$1,042	$509	$509	$428	$428

10 years	$1,924	$1,924	$1,992	$1,992	$2,059	$2,059	$1,131	$1,131	$954	$954

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

● Normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emer-

Prospectus	4

ging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low-to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.

● Normally investing primarily in common stocks.

● Allocating investments across different emerging markets countries.

● Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

● Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

● Foreign and Emerging Markets Risk.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.

Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign exchange rates also can be extremely volatile.

● Geographic Exposure to China.

Because the fund invests a meaningful portion of its assets in China, the fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect

5	Prospectus

Fund Summary – continued

to VIEs could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

● Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended

to help you understand the risks of investing in the fund.

The information illustrates the performance of the fund’s shares over the past year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Prospectus	6

During the periods shown in the chart for Class A:	Returns	Quarter ended

Highest Quarter Return	8.88%	December 31, 2022

Lowest Quarter Return	-13.80%	March 31, 2022

Year-to-Date Return	5.87%	September 30, 2023

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2022	Past 1 year	Life of class

Class A - Return Before Taxes	-31.88%	-21.49	%A

Return After Taxes on Distributions	-31.80%	-22.07	%A

Return After Taxes on Distributions and Sale of Fund Shares	-18.66%	-15.75	%A

Class M - Return Before Taxes	-30.45%	-20.58	%B

Class C - Return Before Taxes	-29.01%	-19.25	%C

Class I - Return Before Taxes	-27.49%	-18.35	%D

Class Z - Return Before Taxes	-27.40%	-18.24	%E

MSCI Emerging Markets Index
(reflects no deduction for fees or expenses)	-20.07%	-15.88%

AFrom May 11, 2021.

BFrom May 11, 2021.

CFrom May 11, 2021.

DFrom May 11, 2021.

EFrom May 11, 2021.

7	Prospectus

Fund Summary – continued

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

John Dance (Portfolio Manager) has managed the fund since 2019.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional.

You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative

1-877-208-0098

Mail

Overnight Express:
Fidelity Investments	Fidelity Investments
P.O. Box 770002	100 Crosby Parkway
Cincinnati, OH	Covington, KY 41015
45277-0081

Class I and Class Z eligibility requirements are listed in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver.

The price to buy one share of Class C, Class I, or Class Z is its NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC).

The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Prospectus	8

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

9	Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity® Emerging Markets Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different emerging markets countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular group of countries, the fund’s performance is expected to be closely tied to social, political, and economic conditions within that group of countries and to be more volatile than the performance of more geographically diversified funds.

Prospectus	10

When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign and Emerging Markets Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign oper-

ations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets economies can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. All of these factors can make emerging markets securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly inter-

11	Prospectus

Fund Basics – continued

connected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, the fund may invest a meaningful portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund’s investment performance.

Special Considerations regarding China. The Chinese economy is dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. The willingness and ability of the Chinese government to support the

Chinese economy and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Also, foreign investments may be subject to certain restrictions. Changes in Chinese government policy and economic growth rates could significantly affect local markets. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers. Concerns exist regarding a potential trade war between China and the United States, which may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, all of which may have a negative impact on a fund’s investments.

A fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements.

Prospectus	12

VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. Thus, limiting the remedies and rights of investors such as the fund. If these risks materialize, the value of investments in VIEs could be adversely affected and a fund could incur significant losses with no recourse available.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal invest-

ment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may invest the fund’s assets in securities of private or newly public companies.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Non-Fundamental Investment Policies

The fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Shareholder Notice

The following is subject to change only upon 60 days’ prior notice to shareholders:

Fidelity® Emerging Markets Fund normally invests at least 80% of its assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets.

Country or Geographic Region

The Adviser considers a number of factors to determine whether an investment is tied economically to a particular country or region, including: the source of government guarantees (if any); the primary trading

13	Prospectus

Fund Basics – continued

market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of

other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage op-

Prospectus	14

portunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

15	Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Information on Placing Orders

You should include the following information with any order:

●	Your name

●	Your account number

●	Type of transaction requested

●	Name(s) of fund(s) and class(es)

●	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A

Prospectus	16

roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is

17	Prospectus

Shareholder Information – continued

engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Prospectus	18

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer’s 403(b) plan; plans investing through the Fidelity Advisor® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Insurance company separate ac-

counts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny® Planholders who

19	Prospectus

Shareholder Information – continued

exchange, or have exchanged, from Class O to Class I of Fidelity Advisor® funds;

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

11. Investors whose account is no longer associated with a financial intermediary and whose shares were exchanged by Fidelity from Class A, Class M, or Class C of the fund to Class I shares of the same fund; only in certain employee benefit plan accounts may such investors add to their position in Class I.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retire-

ment accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker;

4. Mutual funds dedicated for use in Fidelity’s managed account programs, and investment vehicles dedicated for use by the Fidelity Investments Charitable Gift Fund, for which Fidelity serves as investment manager; and

5. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment

Prospectus	20

professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I, and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A’s or Class M’s offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A’s or Class M’s NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A’s or Class M’s NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be can-

21	Prospectus

Shareholder Information – continued

celed and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

● When you wish to sell more than $100,000 worth of shares.

● When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

Prospectus	22

● When you are requesting that redemption proceeds be paid to someone other than the account owner.

● In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

● Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

● Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

● Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

● You will not receive interest on amounts represented by uncashed redemption checks.

● Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z: When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for trans-

23	Prospectus

Shareholder Information – continued

mittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available.

Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

The fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class’s prospectus. Investors will be notified in writing before any such conversion to another class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Conversion Feature. After a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also con-

Prospectus	24

vert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of this prospectus.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the Statement of Additional Information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

25	Prospectus

Shareholder Information – continued

● The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

● The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

● An exchange of shares is not subject to any applicable CDSCs.

● Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

● The shares you are acquiring by exchange must be available for sale in your state.

● Exchanges may have tax consequences for you if you own shares in a taxable account.

● If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

● Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future. Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class’s prospectus.

Please contact your investment professional for more information.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity

Prospectus	26

Advisor Money Line®): electronic money movement through the Automated Clearing House

● To transfer money between a bank account and your fund account. ● You can use electronic funds transfer to:

● Make periodic (automatic) purchases of shares. ● Make periodic (automatic) redemptions of shares.
Wire: electronic money movement through the Federal Reserve wire system ● To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

● To make contributions from your fund account to your Fidelity Advisor® IRA.

● To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

● Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

● Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows

27	Prospectus

Shareholder Information – continued

reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid

Fidelity® Emerging Markets	December
Fund

Fund Name	Capital Gains Paid
Fidelity® Emerging Markets	December
Fund

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

Prospectus	28

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact Fidelity or your investment professional directly.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

29	Prospectus

Shareholder Information – continued

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Prospectus	30

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2022, the Adviser had approximately $3.1 trillion in discretionary assets under management, and approximately $3.9 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2022, FMR UK had approximately $14.7 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Con-

naught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2022, FMR H.K. had approximately $21.4 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2023, FMR Japan had approximately $2.9 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of December 31, 2022, FIA had approximately $7.0 billion in discretionary assets under management.

FIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

31	Prospectus

Fund Services – continued

FIL Investment Advisors (UK) Limited (FIA(UK)), at Beech Gate, Millfield Lane, Lower Kingswood, Tadworth, Surrey, KT20 6RP, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2022, FIA(UK) had approximately $5.6 billion in discretionary assets under management.

FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

John Dance is Portfolio Manager of Fidelity® Emerging Markets Fund, which he has managed since 2019. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

The fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

The group fee rate(s) for October 2023 and the annual individual fund fee rate(s) are reflected in the table below:

Fund	Group Fee Rate	Individual Fund Fee Rate
Fidelity® Emerging Markets Fund	0.22%	0.45%

The total management fee, as a percentage of the fund’s average net assets, for the fiscal year ended October 31, 2023, for the fund is shown in the following table. Because the fund’s management fee rate may fluctuate,

Prospectus	32

the fund’s management fee may be higher or lower in the future.

Fund	Total Management Fee Rate
Fidelity® Emerging Markets Fund	0.67%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA(UK).

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s annual report for the fiscal period ended October 31, 2023.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class A, Class M, Class C, Class I, and Class Z shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares.

This may take the form of (as applicable):

● Sales charges and concessions (not applicable to Class I and Class Z shares).

● Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).

● Finder’s fees (not applicable to Class C, Class I, and Class Z shares).

● Payments for additional distribution-related activities and/or share-holder services.

● Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

33	Prospectus

Fund Services – continued

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC

(back-end) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify a fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be re-

duced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

Sales Charge

	As a % of offering price(a)	As an approximate concession % of net amount invested(a)	Investment professional as % of offering price
Less than $50,000(b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%(c)
$4,000,000 but less than $25,000,000	None	None	0.50%(c)
$25,000,000 or more	None	None	0.25%(c)

(a) The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

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(c) Certain conditions and exceptions apply. See “Fund Services - Fund Distribution - Finder’s Fees.”

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M

Sales Charge

	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%

$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%(c)

(a) The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See “Fund Services - Fund Distribution - Finder’s Fees.”

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end

35	Prospectus

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sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of “employee benefit plans” (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R.

10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Devel-

Prospectus	36

opment Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to

37	Prospectus

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your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class’s shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A,

Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into

Prospectus	38

Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A or Class M shares held in the investor’s Fidelity Advisor® 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a

Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A’s and Class M’s front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund’s merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A’s and Class M’s front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

1. For disability or death.

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.

39	Prospectus

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3. For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.

4. Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.

5. (Applicable to Class A and Class M only) Held by insurance company separate accounts.

6. (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).

7. (Applicable to Class A and Class M only) On which a finder’s fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder’s fee at the time of purchase).

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder’s Fees. Finder’s fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder’s fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million;

Prospectus	40

a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor’s $1 million Letter.

Accumulated account value for purposes of finder’s fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see “Combined Purchase, Rights of Accumulation, and Letter of Intent Programs” above.

Finder’s fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder’s fee. Finder’s fees will be paid in connection with shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may de-

41	Prospectus

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termine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class A shares on which a finder’s fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such less-

er amount as the Trustees may determine from time to time. Class M of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to the Class M plan, Class M of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net

Prospectus	42

assets throughout the month.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A’s, Class M’s, and Class C’s assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class M, and Class C.

Each of Class I and Class Z of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I and Class Z.

If payments made by the Adviser to FDC or to intermediaries under Class I’s and Class Z’s Distribution and Service Plan were considered to be paid

43	Prospectus

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out of Class I’s and Class Z’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

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Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Advisor® Emerging Markets Fund Class A

Years ended October 31,		2023		2022		2021 A
Selected Per-Share Data
Net asset value, beginning of period	$	27.73	$	47.48	$	46.83

Income from Investment Operations
Net investment income (loss) B,C		.26 D		.16 E		(.04)
Net realized and unrealized gain (loss)		3.95		(17.27)		.69

Total from investment operations		4.21		(17.11)		.65

Distributions from net investment income		(.14)		(.48)		-
Distributions from net realized gain		-		(2.16)		-

Total distributions		(.14)		(2.64)		-

Net asset value, end of period	$	31.80	$	27.73	$	47.48

Total Return F,G,H		15.18%		(38.00)%		1.39%

Ratios to Average Net Assets C,I,J
Expenses before reductions		1.20%		1.21%		1.25% K
Expenses net of fee waivers, if any		1.20%		1.21%		1.25% K
Expenses net of all reductions		1.20%		1.21%		1.25% K
Net investment income (loss)		.77% D		.45% E		(.17)% K
Supplemental Data
Net assets, end of period (000 omitted)	$	15,288	$	10,046	$	6,248
Portfolio turnover rate L		23%		34%		38% K,M

A	For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
B	Calculated based on average shares outstanding during the period.
C

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D	Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding

45	Prospectus

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such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.
E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H	Total returns do not include the effect of the sales charges.
I

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K	Annualized.
L	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
M	The portfolio turnover rate does not include the assets acquired in the merger.

Prospectus	46

Fidelity Advisor® Emerging Markets Fund Class M

Years ended October 31,		2023		2022		2021 A
Selected Per-Share Data
Net asset value, beginning of period	$	27.71	$	47.42	$	46.83

Income from Investment Operations
Net investment income (loss) B,C		.17 D		.05 E		(.09)
Net realized and unrealized gain (loss)		3.96		(17.29)		.68

Total from investment operations		4.13		(17.24)		.59

Distributions from net investment income		(.04)		(.32)		-
Distributions from net realized gain		-		(2.16)		-

Total distributions		(.04)		(2.47) F		-

Net asset value, end of period	$	31.80	$	27.71	$	47.42

Total Return G,H,I		14.90%		(38.20)%		1.26%

Ratios to Average Net Assets C,J,K
Expenses before reductions		1.48%		1.51%		1.52% L
Expenses net of fee waivers, if any		1.47%		1.50%		1.51% L
Expenses net of all reductions		1.47%		1.50%		1.51% L
Net investment income (loss)		.50% D		.15% E		(.39)% L
Supplemental Data
Net assets, end of period (000 omitted)	$	3,070	$	1,392	$	2,234
Portfolio turnover rate M		23%		34%		38% L,N

A	For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
B	Calculated based on average shares outstanding during the period.
C

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .17%.

E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.08)%.

F	Total distributions per share do not sum due to rounding.
G	Total returns for periods of less than one year are not annualized.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I	Total returns do not include the effect of the sales charges.
J

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L	Annualized.
M	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
N	The portfolio turnover rate does not include the assets acquired in the merger.

47	Prospectus

Appendix – continued

Fidelity Advisor® Emerging Markets Fund Class C

Years ended October 31,		2023		2022		2021 A
Selected Per-Share Data
Net asset value, beginning of period	$	27.59	$	47.31	$	46.83

Income from Investment Operations
Net investment income (loss) B,C		- D,E		(.12) F		(.19)
Net realized and unrealized gain (loss)		3.95		(17.26)		.67

Total from investment operations		3.95		(17.38)		.48

Distributions from net investment income		-		(.18)		-
Distributions from net realized gain		-		(2.16)		-

Total distributions		-		(2.34)		-

Net asset value, end of period	$	31.54	$	27.59	$	47.31

Total Return G,H,I		14.32%		(38.50)%		1.02%

Ratios to Average Net Assets C,J,K
Expenses before reductions		1.98%		2.00%		2.01% L
Expenses net of fee waivers, if any		1.98%		2.00%		2.01% L
Expenses net of all reductions		1.97%		2.00%		2.01% L
Net investment income (loss)		(.01)% D		(.34)% F		(.86)% L
Supplemental Data
Net assets, end of period (000 omitted)	$	1,768	$	1,377	$	1,587
Portfolio turnover rate M		23%		34%		38% L,N

A	For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
B	Calculated based on average shares outstanding during the period.
C

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.34)%.

E	Amount represents less than $.005 per share.
F

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.

G	Total returns for periods of less than one year are not annualized.
H	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
I	Total returns do not include the effect of the contingent deferred sales charge.
J

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L	Annualized.
M	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
N	The portfolio turnover rate does not include the assets acquired in the merger.

Prospectus	48

Fidelity Advisor® Emerging Markets Fund Class I

Years ended October 31,		2023		2022		2021 A
Selected Per-Share Data
Net asset value, beginning of period	$	27.83	$	47.55	$	46.83

Income from Investment Operations
Net investment income (loss) B,C		.36 D		.26 E		.04
Net realized and unrealized gain (loss)		3.97		(17.29)		.68

Total from investment operations		4.33		(17.03)		.72

Distributions from net investment income		(.27)		(.53)		-
Distributions from net realized gain		-		(2.16)		-

Total distributions		(.27)		(2.69)		-

Net asset value, end of period	$	31.89	$	27.83	$	47.55

Total Return F,G		15.54%		(37.81)%		1.54%

Ratios to Average Net Assets C,H,I
Expenses before reductions		.91%		.89%		.94% J
Expenses net of fee waivers, if any		.90%		.89%		.93% J
Expenses net of all reductions		.90%		.89%		.93% J
Net investment income (loss)		1.06% D		.76% E		.17% J
Supplemental Data
Net assets, end of period (000 omitted)	$	114,992	$	47,819	$	25,824
Portfolio turnover rate K		23%		34%		38% J,L

A	For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
B	Calculated based on average shares outstanding during the period.
C

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .73%.

E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J	Annualized.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	The portfolio turnover rate does not include the assets acquired in the merger.

49	Prospectus

Appendix – continued

Fidelity Advisor® Emerging Markets Fund Class Z

Years ended October 31,		2023		2022		2021 A
Selected Per-Share Data
Net asset value, beginning of period	$	27.87	$	47.59	$	46.83

Income from Investment Operations
Net investment income (loss) B,C		.40 D		.32 E		(.03)
Net realized and unrealized gain (loss)		3.97		(17.33)		.79

Total from investment operations		4.37		(17.01)		.76

Distributions from net investment income		(.28)		(.55)		-
Distributions from net realized gain		-		(2.16)		-

Total distributions		(.28)		(2.71)		-

Net asset value, end of period	$	31.96	$	27.87	$	47.59

Total Return F,G		15.67%		(37.74)%		1.62%

Ratios to Average Net Assets C,H,I
Expenses before reductions		.77%		.77%		.78% J
Expenses net of fee waivers, if any		.76%		.77%		.78% J
Expenses net of all reductions		.76%		.77%		.78% J
Net investment income (loss)		1.20% D		.88% E		(.13)% J
Supplemental Data
Net assets, end of period (000 omitted)	$	1,611,575	$	1,306,539	$	1,797,766
Portfolio turnover rate K		23%		34%		38% J,L

A	For the period May 11, 2021 (commencement of sale of shares) through October 31, 2021.
B	Calculated based on average shares outstanding during the period.
C

Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .87%.

E

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.

F	Total returns for periods of less than one year are not annualized.
G	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
H

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J	Annualized.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	The portfolio turnover rate does not include the assets acquired in the merger.

Prospectus	50

Additional Index Information

MSCI Emerging Markets Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in emerging markets. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

51	Prospectus

Appendix – continued

Sales Charge Waiver Policies Applied by Certain Intermediaries

Ameriprise

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Shareholders purchasing fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

● Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer- sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

● Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

● Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

● Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

Prospectus	52

● Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

D.A. Davidson & Co. (D.A. Davidson)

Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or a fund’s SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

● Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

● Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.

● Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).

● A shareholder in the fund’s Class C Shares will have their shares converted at net asset value to Class A Shares (or the appropriate shareclass) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.

CDSC Waivers on Class A and Class C Shares available at D.A. Davidson

● Death or disability of the shareholder.

● Shares sold as part of a systematic withdrawal plan as described in a fund’s prospectus.

● Return of excess contributions from an IRA account.

● Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.

● Shares acquired through a right of reinstatement.

53	Prospectus

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Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

● Breakpoints as described in this prospectus.

● Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

● Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

● Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Prospectus	54

Rights of Accumulation (“ROA”):

● The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

● The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

● ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”):

● Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases share-holders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers:

Sales charges are waived for the following shareholders and in the following situations:

55	Prospectus

Appendix – continued

● Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

● Shares purchased in an Edward Jones fee-based program.

● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

● Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:

● The redemption and repurchase occur in the same account.

● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

● Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

● Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

CDSC Waivers:

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

● The death or disability of the shareholder.

● Systematic withdrawals with up to 10% per year of the account value.

● Return of excess contributions from an Individual Retirement Account (IRA).

● Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

Prospectus	56

● Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

● Shares exchanged in an Edward Jones fee-based program.

● Shares acquired through NAV reinstatement.

● Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts:

● Initial purchase minimum: $250

● Subsequent purchase minimum: none

Minimum Balances:

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

● A fee-based account held on an Edward Jones platform

● A 529 account held on an Edward Jones platform

● An account with an active systematic investment plan or LOI

Exchanging Share Classes:

● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (Janney)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund’s prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

● Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

● Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of rein-statement).

57	Prospectus

Appendix – continued

● Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

● Shares acquired through a right of reinstatement.

● Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

● Shares sold upon the death or disability of the shareholder.

● Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

● Shares sold in connection with a return of excess contributions from an IRA account.

● Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

● Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

● Shares acquired through a right of reinstatement.

● Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

● Breakpoints as described in the fund's prospectus.

● Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

● Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an “initial sales charge.”

J.P. Morgan Securities LLC

If you purchase or hold fund shares through an applicable J.P. Morgan Se-

Prospectus	58

curities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in a fund’s prospectus or SAIs.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

● Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.

● Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.

● Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.

● Shares purchased through rights of reinstatement.

● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

● Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

● A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

● Shares sold upon the death or disability of the shareholder.

● Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

● Shares purchased in connection with a return of excess contributions from an IRA account.

● Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

59	Prospectus

Appendix – continued

● Shares acquired through a right of reinstatement.

Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

● Breakpoints as described in the prospectus.

● Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.

● Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Merrill Lynch

Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in a fund’ prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Prospectus	60

Front-end Load Waivers Available at Merrill

● Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

● Shares purchased through a Merrill investment advisory program

● Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

● Shares purchased through the Merrill Edge Self-Directed platform

● Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

● Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

● Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

● Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

● Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

● Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))

● Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

● Shares sold due to return of excess contributions from an IRA account

61	Prospectus

Appendix – continued

● Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

● Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

● Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

● Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

● Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Morgan Stanley

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:

● Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

● Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules

Prospectus	62

● Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

● Shares purchased through a Morgan Stanley self-directed brokerage account

● Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program

● Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge

● Your financial intermediary, on your behalf, can also convert Class M shares to Class A shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

E*TRADE Front-End Sales Charge Waiver

Shareholders purchasing fund shares through an E*TRADE self-directed brokerage account will be eligible for a waiver of the front-end sales charge with respect to Class A shares (or the equivalent). This includes shares purchased through the reinvestment of dividends and capital gains distribu-

tions.

Oppenheimer & Co. (OPCO)

Shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO:

● Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

● Shares purchased by or through a 529 Plan

● Shares purchased through an OPCO affiliated investment advisory program

● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

63	Prospectus

Appendix – continued

● Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement).

● A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

● Employees and registered representatives of OPCO or its affiliates and their family members

● Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C Shares available at OPCO:

● Death or disability of the shareholder

● Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

● Return of excess contributions from an IRA Account

● Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

● Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

● Shares acquired through a right of reinstatement

Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent:

● Breakpoints as described in this prospectus.

● Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (PFSI)

Policies Regarding Fund Purchases Held on the PSS Platform

The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform

Prospectus	64

of its affiliate, Primerica Shareholder Services (PSS). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Fidelity Advisor® funds on the PSS platform, or other facts qualifying the purchaser for discounts or waivers. PFSI may request reasonable documentation of such facts and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Share Classes

● Class A shares are available to non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types.

● Class C shares are available only to accounts with existing Class C share holdings.

Breakpoints

● Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation (ROA)

● The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Fidelity Advisor® funds held by the shareholder on the PSS platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying PFSI of such assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Fidelity Advisor® fund purchased with a sales charge. No shares of Fidelity Advisor® funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Fidelity Advisor® fund purchased on the PSS platform.

65	Prospectus

Appendix – continued

● Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (PDP) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder-level grouping, which allows the plan account of the electing employee ROA with his/her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.

● ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent (LOI)

● By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make on the PSS platform over a 13-month period, beginning from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.

● Only holdings of Fidelity Advisor® funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation.

● Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.

Prospectus	66

● If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations on the PSS platform:

● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

● Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e., systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.

● Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and Each Entity's Affiliates (Raymond James)

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular

67	Prospectus

Appendix – continued

financial intermediary or type of account through which you purchase or hold fund shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James:

● Shares purchased in an investment advisory program.

● Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

● Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

● Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

● A shareholder in the fund's Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James:

● Death or disability of the shareholder.

● Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.

● Return of excess contributions from an IRA Account.

Prospectus	68

● Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

● Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

● Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent:

● Breakpoints as described in this prospectus.

● Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

● Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (Baird)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on A-shares Available at Baird:

● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

● Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

69	Prospectus

Appendix – continued

● Shares purchased from the proceeds of redemptions from a fund of the fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

● A shareholder in a fund's C Shares will have their shares converted at NAV to A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

● Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on A and C shares Available at Baird:

● Shares sold due to death or disability of the shareholder

● Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus

● Shares sold due to returns of excess contributions from an IRA Account

● Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

● Shares sold to pay Baird fees but only if the transaction is initiated by Baird

● Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:

● Breakpoints as described in this prospectus

● Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fidelity Advisor® funds held by accounts within the purchaser’s household at Baird. Eligible Fidelity Advisor® funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

● Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Fidelity Advisor® funds through Baird, over a 13-month period of time

Prospectus	70

Stifel, Nicolaus & Company, Incorporated (Stifel)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Stifel.

US Bancorp Investments, Inc. (USBI)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a USBI platform or account or who own shares for which USBI or an affiliate is the broker-dealer of record, including shares in an omnibus account, and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of USBI.

71	Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by
Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at institutional.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data
Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the
Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for
information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-04008

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at

202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2023 FMR LLC. All rights reserved.

1.9901133.104	AEMF-PRO-1223

Fidelity Latin America Fund

Fidelity Emerging Markets Fund

(Series of Fidelity Investment Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

May 20, 2024

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity Latin America Fund, a series of Fidelity Investment Trust, by Fidelity Emerging Markets Fund, a series of Fidelity Investment Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Fidelity Emerging Markets Fund will acquire all of the assets of Fidelity Latin America Fund and assume all of Fidelity Latin America Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity Emerging Markets Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.

The Prospectus (Fidelity Emerging Markets Fund – Retail Class; Fidelity Latin America Fund – Retail Class) of Fidelity Emerging Markets Fund and Fidelity Latin America Fund dated December 30, 2023, as supplemented, which was previously filed via EDGAR (Accession No. 0000744822-23-000158).

2.

The Statement of Additional Information (Fidelity Emerging Markets Fund – Retail Class; Fidelity Latin America Fund – Retail Class) of Fidelity Emerging Markets Fund and Fidelity Latin America Fund dated December 30, 2023, as supplemented, which was previously filed via EDGAR (Accession No. 0000744822-23-000158).

3.

The Prospectus (Class A, Class M, Class C, Class I, and Class Z) of Fidelity Emerging Markets Fund dated December 30, 2023, as supplemented, each of which was previously filed via EDGAR (Accession No. 0000744822-23-000158).

4.

The Prospectus (Class A, Class M, Class C, Class I, and Class Z) of Fidelity Latin America Fund dated December 30, 2023, as supplemented, each of which was previously filed via EDGAR (Accession No. 0000744822-23-000158).

5.

The Statement of Additional Information (Class A, Class M, Class C, Class I, and Class Z) of Fidelity Emerging Markets Fund and Fidelity Latin America Fund dated December  30, 2023, as supplemented, which was previously filed via EDGAR (Accession No. 0000744822-23-000158).

6.

The Financial Statements included in the Annual Report of Fidelity Emerging Markets Fund for the fiscal year ended October 31, 2023, which were previously filed via EDGAR (Accession No. 0000744822-23-000148).

7.

The Financial Statements included in the Annual Report of Fidelity Latin America Fund for the fiscal year ended October 31, 2023, which were previously filed via EDGAR (Accession No. 0000744822-23-000148).

8.

The Unaudited Financial Statements included in the Semiannual Report of Fidelity Emerging Markets Fund for the fiscal period ended April 30, 2023 which were previously filed via EDGAR (Accession No. 0000744822-23-000056).

9.

The Unaudited Financial Statements included in the Semiannual Report of Fidelity Latin America Fund for the fiscal period ended April 30, 2023 which were previously filed via EDGAR (Accession No. 0000744822-23-000056).

PRO FORMA FINANCIAL STATEMENTS

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Annual Fund and Class Operating Expenses” section of the Prospectus/Proxy Statement.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences between the accounting and valuation policies of the Acquired Fund and those of the Acquiring Fund.

PART	C. OTHER INFORMATION

Item 15.	Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16.	Exhibits

(1)

(1)	Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 82.

(2)	Amendment to the Declaration of Trust, dated October 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 90.

(3)	Amendment to the Declaration of Trust, dated December 13, 2007, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 105.

(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3)	Not applicable.

(4)

Agreement and Plan of Reorganization between Fidelity Investment Trust: Fidelity Latin America Fund and Fidelity Investment Trust: Fidelity Emerging Markets Fund is filed herein as Exhibit 2 to the Proxy Statement and Prospectus.

(5)

Articles III, X, and XI of the Amended and Restated Declaration of Trust, dated March 14, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post- Effective Amendment No. 82;  Article XII of the Certificate of Amendment to the Declaration of Trust, dated October  14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post- Effective Amendment No. 90;  Article VIII of the Certificate of Amendment to the Declaration of Trust, dated December  13, 2007, is incorporated herein by reference to Exhibit (a)(2) of Post- Effective Amendment No. 105;  and Articles IV and V of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b)  of Fidelity Summer Street Trust’s (File No.002- 58542) Post-Effective No. 63.

(6)

(1)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Canada Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 187.

(2)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity China Region Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 187.

(3)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Diversified International Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 187.

(4)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Diversified International K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 187.

(5)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Emerging Asia Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 187.

(6)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Emerging Markets Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 187.

(7)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Emerging Markets Discovery Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 187.

(8)

Amended and Restated Management Contract, dated February 1, 2022, between Fidelity Enduring Opportunities Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 195.

(9)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Europe Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 187.

(10)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Global Commodity Stock Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 187.

(11)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Global Equity Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 187.

(12)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Capital Appreciation Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 187.

(13)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Capital Appreciation K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 187.

(14)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Infrastructure Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 187.

(15)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Discovery Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 187.

(16)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Discovery K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 187.

(17)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Growth Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 187.

(18)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Small Cap Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 187.

(19)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Small Cap Opportunities Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 187.

(20)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Value Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 187.

(21)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Japan Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 204.

(22)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Japan Smaller Companies Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 187.

(23)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Latin America Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 187.

(24)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Nordic Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 187.

(25)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Overseas Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 187.

(26)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Pacific Basin Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 187.

(27)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity SAI International SMA Completion Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 187.

(28)

Management Contract, dated January 19, 2022, between Fidelity SAI Sustainable Emerging Markets Equity Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 195.

(29)

Management Contract, dated January 19, 2022, between Fidelity SAI Sustainable International Equity Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 195.

(30)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Canada Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 187.

(31)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Emerging Markets Opportunities Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 187.

(32)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Emerging Markets Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 187.

(33)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series International Growth Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 187.

(34)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series International Small Cap Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 187.

(35)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series International Value Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 187.

(36)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Overseas Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 187.

(37)

Management Contract, dated July  20, 2022, between Fidelity Series Select International Small Cap Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 197.

(38)

Management Contract, dated January  18, 2023, between Fidelity Series Sustainable Emerging Markets Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 202.

(39)

Management Contract, dated January  18, 2023, between Fidelity Series Sustainable Non-U.S. Developed Markets Fund and Fidelity Management & Research Company LLC, , is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 202.

(40)

Management Contract, dated October  20, 2021, between Fidelity Sustainable Emerging Markets Equity Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 194.

(41)

Management Contract, dated October  20, 2021, between Fidelity Sustainable International Equity Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 194.

(42)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Total Emerging Markets Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 187.

(43)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Total International Equity Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 187.

(44)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Worldwide Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 187.

(45)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 187.

(46)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 187.

(47)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 187.

(48)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 187.

(49)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 187.

(50)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 187.

(51)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Emerging Asia Fund, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 187.

(52)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Emerging Asia Fund, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 187.

(53)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Emerging

Markets Fund, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 187.

(54)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 187.

(55)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Emerging Markets Discovery Fund, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 187.

(56)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Emerging Markets Discovery Fund, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 187.

(57)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management  & Research Company LLC and FIL Investment Advisors on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 187.

(58)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 187.

(59)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 187.

(60)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 187.

(61)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management  & Research Company LLC and FIL Investment Advisors on behalf of Fidelity Global Equity Income Fund, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 187.

(62)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors and FIL Investment Advisors (UK) Limited on behalf of Fidelity Global Equity Income Fund, is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 187.

(63)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity International Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 187.

(64)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf Fidelity International Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 187.

(65)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf Fidelity International Discovery Fund, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 187.

(66)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Discovery Fund, is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 187.

(67)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 187.

(68)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 187.

(69)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 187.

(70)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 187.

(71)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 187.

(72)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No.  187.

(73)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 187.

(74)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 187.

(75)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(86) of Post-Effective Amendment No. 187.

(76)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 187.

(77)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 187.

(78)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment No. 187.

(79)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 187.

(80)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No. 187.

(81)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (d)(94) of Post-Effective Amendment No. 187.

(82)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment No. 187.

(83)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(96) of Post-Effective Amendment No. 187.

(84)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No. 187.

(85)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(99) of Post-Effective Amendment No. 187.

(86)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(100) of Post-Effective Amendment No. 187.

(87)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(102) of Post-Effective Amendment No. 187.

(88)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors and FIL Investment Advisors (UK) Limited on behalf of Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(103) of Post-Effective Amendment No. 187.

(89)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 187.

(90)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment No. 187.

(91)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management  & Research Company LLC on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment No. 187.

(92)

Amended and Restated Sub-Advisory Agreement, dated January  1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(109) of Post-Effective Amendment No. 187.

(93)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Hong Kong) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund, is incorporated herein by reference to Exhibit (d)(43) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(94)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund, is incorporated herein by reference to Exhibit (d)(9) of Fidelity Mt. Vernon Street Trust’s (File No. 002-79755) Post-Effective Amendment No. 95.

(95)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Hong Kong) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity SAI Sustainable International Equity Fund, Fidelity Sustainable Emerging Markets Equity Fund, Fidelity Sustainable International Equity Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(21) of Fidelity Advisor Series I’s (File No. 002-84776) of Post-Effective Amendment No. 235.

(96)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity SAI Sustainable International Equity Fund, Fidelity Sustainable Emerging Markets Equity Fund, Fidelity Sustainable International Equity Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(4) of Fidelity Destiny Portfolios’ (File No. 002-34099) Post-Effective Amendment No. 107.

(97)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Hong Kong) Limited, on behalf of Fidelity SAI International SMA Completion Fund, Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities

Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, Fidelity Series Select International Small Cap Fund, Fidelity Series Sustainable Emerging Markets Fund, and Fidelity Series Sustainable Non-US Developed Markets Fund, is incorporated herein by reference to Exhibit (d)(23) of Fidelity Advisor Series I’s (File No. 002-84776) of Post-Effective Amendment No. 235.

(98)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity SAI International SMA Completion Fund, Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, Fidelity Series Select International Small Cap Fund, Fidelity Series Sustainable Emerging Markets Fund, and Fidelity Series Sustainable Non-U.S. Developed Markets Fund, is incorporated herein by reference to Exhibit (d)(45) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 166.

(99)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Japan) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund, is incorporated herein by reference to Exhibit (d)(51) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(100)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund, is incorporated herein by reference to Exhibit (d)(15) of Fidelity Mt. Vernon Street Trust’s (File No. 002-79755) Post-Effective Amendment No. 95.

(101)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Japan) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity SAI Sustainable International Equity Fund, Fidelity Sustainable Emerging Markets Equity Fund, Fidelity Sustainable International Equity Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(25) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(102)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund,

Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity SAI Sustainable International Equity Fund, Fidelity Sustainable Emerging Markets Equity Fund, Fidelity Sustainable International Equity Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(6) of Fidelity Destiny Portfolios’ (File No. 002-34099) Post-Effective Amendment No. 107.

(103)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management  & Research (Japan) Limited, on behalf of Fidelity SAI International SMA Completion Fund, Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, Fidelity Series Select International Small Cap Fund, Fidelity Series Sustainable Emerging Markets Fund, and Fidelity Series Sustainable Non-US Developed Markets Fund, is incorporated herein by reference to Exhibit (d)(27) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(104)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity SAI International SMA Completion Fund, Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, Fidelity Series Select International Small Cap Fund, Fidelity Series Sustainable Emerging Markets Fund, and Fidelity Series Sustainable Non-U.S. Developed Markets Fund, is incorporated herein by reference to Exhibit (d)(51) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 166.

(105)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management  & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund, is incorporated herein by reference to Exhibit (d)(59) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(106)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund, is incorporated herein by reference to Exhibit (d)(21) of Fidelity Mt. Vernon Street Trust’s (File No. 002-79755) Post-Effective Amendment No. 95.

(107)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management  & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity SAI Sustainable International Equity Fund, Fidelity Sustainable Emerging Markets Equity Fund,

Fidelity Sustainable International Equity Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(29) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(108)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity SAI Sustainable International Equity Fund Fidelity Sustainable Emerging Markets Equity Fund, Fidelity Sustainable International Equity Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(8) of Fidelity Destiny Portfolios’ (File No. 002-34099) Post-Effective Amendment No. 107.

(109)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management  & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity SAI International SMA Completion Fund, Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, Fidelity Series Select International Small Cap Fund, Fidelity Series Sustainable Emerging Markets Fund, and Fidelity Series Sustainable Non-U.S. Developed Markets Fund, is incorporated herein by reference to Exhibit (d)(31) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(110)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity SAI International SMA Completion Fund, Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, Fidelity Series Select International Small Cap Fund, Fidelity SAI International SMA Completion Fund, Fidelity Series Sustainable Emerging Markets Fund, and Fidelity Series Sustainable Non-U.S. Developed Markets Fund, is incorporated herein by reference to Exhibit (d)(57) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 166.

(7)

(1)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 187.

(2)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 187.

(3)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 187.

(4)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Diversified International K6 Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 187.

(5)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Emerging Asia Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 187.

(6)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 187.

(7)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Emerging Markets Discovery Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 187.

(8)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enduring Opportunities Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 187.

(9)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 187.

(10)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 187.

(11)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Global Equity Income Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 187.

(12)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Infrastructure Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 187.

(13)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf Fidelity International Capital Appreciation Fund, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 187.

(14)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Capital Appreciation K6 Fund, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 187.

(15)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Discovery Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 187.

(16)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International

Discovery K6 Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 187.

(17)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 187.

(18)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 187.

(19)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 187.

(20)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 187.

(21)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 187.

(22)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 187.

(23)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 187.

(24)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 187.

(25)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 187.

(26)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (e)(28) of Post-Effective Amendment No. 187.

(27)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI International SMA Completion Fund, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 187.

(28)

General Distribution Agreement, dated January 19, 2022, between Fidelity Investment Trust and Fidelity Distributions Company LLC, on behalf of Fidelity SAI Sustainable Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 195.

(29)

General Distribution Agreement, dated January 19, 2022, between Fidelity Investment Trust and Fidelity Distributions Company LLC, on behalf of Fidelity SAI Sustainable International Equity Fund, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 195.

(30)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Canada Fund, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 187.

(31)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Emerging Markets Opportunities Fund, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 187.

(32)

Amended and Restated General Distribution Agreement dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(32) of Post-Effective Amendment No. 187.

(33)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series International Growth Fund, is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 187.

(34)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series International Small Cap Fund, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 187.

(35)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series International Value Fund, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 187.

(36)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Overseas Fund, is incorporated herein by reference to Exhibit (e)(36) of Post-Effective Amendment No. 187.

(37)

General Distribution Agreement, dated July 20, 2022, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Select International Small Cap Fund, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 197.

(38)

General Distribution Agreement, dated January 18, 2023, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Sustainable Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 202.

(39)

General Distribution Agreement, dated January 18, 2023, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Sustainable Non-U.S. Developed Markets Fund, , is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 202.

(40)

General Distribution Agreement, dated October 20, 2021, between Fidelity Investment Trust and Fidelity Distributions Company LLC, on behalf of Fidelity Sustainable Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 194.

(41)

General Distribution Agreement, dated October 20, 2021, between Fidelity Investment Trust and Fidelity Distributions Company LLC, on behalf of Fidelity Sustainable International Equity Fund, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 194.

(42)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 187.

(43)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 187.

(44)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 187.

(45)

Form of Selling Dealer Agreement (most recently revised August 2020), is incorporated herein by reference to Exhibit (e)(78) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 533.

(46)

Form of Bank Agency Agreement (most recently revised August 2020), is incorporated herein by reference to Exhibit (e)(79) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 533.

(8)

Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(9)
(1)

Custodian Agreement, dated January  1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Investment Trust on behalf of Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity SAI Sustainable International Equity Fund, and Fidelity Sustainable International Equity Fund, is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(2)

Custodian Agreement, dated January  1, 2007, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity China Region Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity SAI International SMA Completion Fund, and Fidelity Series Overseas Fund, is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) of Post-Effective Amendment No. 72.

(3)

Custodian Agreement, dated May  23, 2019, between Citibank, N.A. and Fidelity Investment Trust on behalf of Fidelity Global Equity Income Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (g)(3) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 482.

(4)

Custodian Agreement, dated January  1, 2007, between State Street Bank and Trust Company and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Global Commodity Stock Fund, Fidelity International Capital Appreciation K6 Fund, Fidelity International Growth Fund, Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity Series Canada Fund, Fidelity Series International Growth Fund, Fidelity Series International Value Fund, Fidelity Series Sustainable Emerging Markets Fund, Fidelity Series Sustainable Non-U.S. Developed Markets Fund, Fidelity Sustainable Emerging Markets Equity Fund, and Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(5)

Custodian Agreement, dated January  1, 2007, between The Northern Trust Company and Fidelity Investment Trust on behalf of Fidelity Diversified International K6 Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Discovery K6 Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Smaller Companies Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Small Cap Fund, Fidelity Series Select International Small Cap Fund, and Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.

(10)
(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 187.

(2)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class A, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 187.

(3)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class M, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 187.

(4)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class C, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 187.

(5)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class I, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 187.

(6)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class Z, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 187.

(7)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 187.

(8)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class A, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 187.

(9)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class M, is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 187.

(10)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class C, is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 187.

(11)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class I, is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 187.

(12)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund: Class Z, is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 187.

(13)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 187.

(14)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Diversified International Fund: Class K is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 187.

(15)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Diversified International K6 Fund, is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 187.

(16)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 Fidelity Emerging Asia Fund, is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 187.

(17)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 187.

(18)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Fidelity Advisor Emerging Markets Fund: Class A, is incorporated herein by reference to Exhibit(m)(23) of Post-Effective Amendment No. 189.

(19)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Fidelity Advisor Emerging Markets Fund: Class M, is incorporated herein by reference to Exhibit(m)(24) of Post-Effective Amendment No. 189.

(20)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Fidelity Advisor Emerging Markets Fund: Class C, is incorporated herein by reference to Exhibit(m)(25) of Post-Effective Amendment No. 189.

(21)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Fidelity Advisor Emerging Markets Fund: Class I, is incorporated herein by reference to Exhibit(m)(26) of Post-Effective Amendment No. 189.

(22)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Fidelity Advisor Emerging Markets Fund: Class Z, is incorporated herein by reference to Exhibit(m)(27) of Post-Effective Amendment No. 189.

(23)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Class K is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 187.

(24)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund, is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 187.

(25)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class A, is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 187.

(26)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class M, is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 187.

(27)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class C, is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 187.

(28)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class I, is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 187.

(29)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund Class Z, is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 187.

(30)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enduring Opportunities Fund, is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 187.

(31)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund, is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 187.

(32)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class A, is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 187.

(33)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class M, is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 187.

(34)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class C, is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 187.

(35)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class I, is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 187.

(36)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class Z, is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 187.

(37)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 187.

(38)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class A, is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 187.

(39)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class M, is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 187.

(40)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class C, is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 187.

(41)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class I, is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 187.

(42)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class Z, is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 187.

(43)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Equity Income Fund, is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 187.

(44)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Infrastructure Fund, is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 187.

(45)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Capital Appreciation Fund, is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 187.

(46)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Capital Appreciation K6 Fund, is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 187.

(47)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 Fidelity International Discovery Fund, is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 187.

(48)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery K6 Fund, is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 187.

(49)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class A, is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 187.

(50)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class M, is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 187.

(51)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class C, is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 187.

(52)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class I, is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 187.

(53)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class Z, is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 187.

(54)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Class K Fund, is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 187.

(55)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 187.

(56)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class A, is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 187.

(57)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class M, is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 187.

(58)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class C, is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 187.

(59)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class I, is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 187.

(60)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class Z, is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 187.

(61)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 187.

(62)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class A, is incorporated by reference to Exhibit (m)(68) of Post-Effective Amendment No. 187.

(63)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class M, is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 187.

(64)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class C, is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 187.

(65)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class I, is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 187.

(66)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class Z, is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 187.

(67)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 187.

(68)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class A, is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 187.

(69)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class M, is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 187.

(70)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class C, is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 187.

(71)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class I, is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 187.

(72)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Fund Class Z, is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 187.

(73)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund, is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 187.

(74)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class A, is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 187.

(75)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class M, is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 187.

(76)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class C, is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 187.

(77)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class I, is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 187.

(78)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class Z, is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 187.

(79)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund, is incorporated herein by reference to Exhibit (m)(85) of Post-Effective Amendment No. 187.

(80)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class A, is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 187.

(81)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class M, is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 187.

(82)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class C, is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 187.

(83)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class I, is incorporated herein by reference to Exhibit (m)(89) of Post-Effective Amendment No. 187.

(84)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund: Fidelity Advisor Japan Fund Class Z, is incorporated herein by reference to Exhibit (m)(90) of Post-Effective Amendment No. 187.

(85)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 187.

(86)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (m)(92) of Post-Effective Amendment No. 187.

(87)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class A, is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 187.

(88)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class M, is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 187.

(89)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class C, is incorporated herein by reference to Exhibit (m)(95) of Post-Effective Amendment No. 187.

(90)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class I, is incorporated herein by reference to Exhibit (m)(96) of Post-Effective Amendment No. 187.

(91)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class Z, is incorporated herein by reference to Exhibit (m)(97) of Post-Effective Amendment No. 187.

(92)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (m)(98) of Post-Effective Amendment No. 187.

(93)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (m)(99) of Post-Effective Amendment No. 187.

(94)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Overseas Fund: Class K is incorporated herein by reference to Exhibit (m)(100) of Post-Effective Amendment No. 187.

(95)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (m)(101) of Post-Effective Amendment No. 187.

(96)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI International SMA Completion Fund, is incorporated herein by reference to Exhibit (m)(102) of Post-Effective Amendment No. 187.

(97)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Sustainable Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (m)(98) of Post-Effective Amendment No. 195.

(98)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI Sustainable International Equity Fund, is incorporated herein by reference to Exhibit (m)(99) of Post-Effective Amendment No. 195.

(99)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Canada Fund, is incorporated herein by reference to Exhibit (m)(103) of Post-Effective Amendment No. 187.

(100)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Emerging Markets Opportunities Fund, is incorporated herein by reference to Exhibit (m)(104) of Post-Effective Amendment No. 187.

(101)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Emerging Markets Fund, is incorporated herein by reference to Exhibit (m)(105) of Post-Effective Amendment No. 187.

(102)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Growth Fund, is incorporated herein by reference to Exhibit (m)(106) of Post-Effective Amendment No. 187.

(103)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Small Cap Fund, is incorporated herein by reference to Exhibit (m)(107) of Post-Effective Amendment No. 187.

(104)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Value Fund, is incorporated herein by reference to Exhibit (m)(108) of Post-Effective Amendment No. 187.

(105)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Overseas Fund, is incorporated herein by reference to Exhibit (m)(109) of Post-Effective Amendment No. 187.

(106)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Select International Small Cap Fund is incorporated herein by reference to Exhibit (m)(106) of Post-Effective Amendment No. 197.

(107)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Sustainable Emerging Markets Fund, is incorporated herein by reference to Exhibit (m)(107) of Post-Effective Amendment No. 202.

(108)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Sustainable Non-U.S. Developed Markets Fund, is incorporated herein by reference to Exhibit (m)(108) of Post-Effective Amendment No. 202.

(109)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Emerging Markets Equity Fund, is incorporated herein by reference to Exhibit (m)(107) of Post-Effective Amendment No. 194.

(110)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Emerging Markets Equity Fund: Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class A, is incorporated herein by reference to Exhibit (m)(108) of Post-Effective Amendment No. 194.

(111)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Emerging Markets Equity Fund: Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class M, is incorporated herein by reference to Exhibit (m)(109) of Post-Effective Amendment No. 194.

(112)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Emerging Markets Equity Fund: Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class C, is incorporated herein by reference to Exhibit (m)(110) of Post-Effective Amendment No. 194.

(113)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Emerging Markets Equity Fund: Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class I, is incorporated herein by reference to Exhibit (m)(111) of Post-Effective Amendment No. 194.

(114)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Emerging Markets Equity Fund: Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class Z, is incorporated herein by reference to Exhibit (m)(112) of Post-Effective Amendment No. 194.

(115)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable International Equity Fund, is incorporated herein by reference to Exhibit (m)(113) of Post-Effective Amendment No. 194.

(116)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable International Equity Fund: Fidelity Advisor Sustainable International Equity Fund: Class A, is incorporated herein by reference to Exhibit (m)(114) of Post-Effective Amendment No. 194.

(117)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable International Equity Fund: Fidelity Advisor Sustainable International Equity Fund: Class M, is incorporated herein by reference to Exhibit (m)(115) of Post-Effective Amendment No. 194.

(118)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable International Equity Fund: Fidelity Advisor Sustainable International Equity Fund: Class C, is incorporated herein by reference to Exhibit (m)(116) of Post-Effective Amendment No. 194.

(119)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable International Equity Fund: Fidelity Advisor Sustainable International Equity Fund: Class I, is incorporated herein by reference to Exhibit (m)(117) of Post-Effective Amendment No. 194.

(120)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable International Equity Fund: Fidelity Advisor Sustainable International Equity Fund: Class Z, is incorporated herein by reference to Exhibit (m)(118) of Post-Effective Amendment No. 194.

(121)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (m)(110) of Post-Effective Amendment No. 187.

(122)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class A, is incorporated herein by reference to Exhibit (m)(111) of Post-Effective Amendment No. 187.

(123)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class C, is incorporated herein by reference to Exhibit (m)(112) of Post-Effective Amendment No. 187.

(124)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class M, is incorporated herein by reference to Exhibit (m)(113) of Post-Effective Amendment No. 187.

(125)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class I, is incorporated herein by reference to Exhibit (m)(114) of Post-Effective Amendment No. 187.

(126)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class Z, is incorporated herein by reference to Exhibit (m)(115) of Post-Effective Amendment No. 187.

(127)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (m)(116) of Post-Effective Amendment No. 187.

(128)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class A, is incorporated herein by reference to Exhibit (m)(117) of Post-Effective Amendment No. 187.

(129)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class M, is incorporated herein by reference to Exhibit (m)(118) of Post-Effective Amendment No. 187.

(130)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class C, is incorporated herein by reference to Exhibit (m)(119) of Post-Effective Amendment No. 187.

(131)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class I, is incorporated herein by reference to Exhibit (m)(120) of Post-Effective Amendment No. 187.

(132)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Total International Equity Fund Class Z, is incorporated herein by reference to Exhibit (m)(121) of Post-Effective Amendment No. 187.

(133)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (m)(122) of Post-Effective Amendment No. 187.

(134)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class A, is incorporated herein by reference to Exhibit (m)(123) of Post-Effective Amendment No. 187.

(135)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class M, is incorporated herein by reference to Exhibit (m)(124) of Post-Effective Amendment No. 187.

(136)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class C, is incorporated herein by reference to Exhibit (m)(125) of Post-Effective Amendment No. 187.

(137)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class I, is incorporated herein by reference to Exhibit (m)(126) of Post-Effective Amendment No. 187.

(138)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class Z, is incorporated herein by reference to Exhibit (m)(127) of Post-Effective Amendment No. 187.

(139)

Amended and Restated Multiple Class  of Shares Plan (Equity) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated November 17, 2021, on behalf of Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Overseas Fund, Fidelity Sustainable Emerging Markets Equity Fund, Fidelity Sustainable International Equity Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (n)(1) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 159.

(140)

Schedule I (Equity), dated July  20, 2023, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated November 17, 2021, on behalf of Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Overseas Fund, Fidelity Sustainable Emerging Markets Equity Fund, Fidelity Sustainable International Equity Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (n)(2) of Fidelity Mt. Vernon Street Trust’s (File No. 002-79755) Post-Effective Amendment No. 95.

(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)	Consent of PricewaterhouseCoopers LLP, dated April 2, 2024, is filed herein as Exhibit 14.

(15)	Not applicable.

(16)	Power of Attorney, dated April 1, 2024, is filed herein as Exhibit 16.

(17)	Not applicable.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 4th day of April 2024.

Fidelity Investment Trust

By	/s/Stacie M. Smith Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stacie M. Smith		President and Treasurer	April 4, 2024
Stacie M. Smith		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	April 4, 2024
John J. Burke III		(Principal Financial Officer)

/s/Thomas P. Bostick	*	Trustee	April 4, 2024
Thomas P. Bostick

/s/Jonathan Chiel	*	Trustee	April 4, 2024
Jonathan Chiel

/s/Donald F. Donahue	*	Trustee	April 4, 2024
Donald F. Donahue

/s/Bettina Doulton	*	Trustee	April 4, 2024
Bettina Doulton

/s/Vicki L. Fuller	*	Trustee	April 4, 2024
Vicki L. Fuller

/s/Patricia L. Kampling	*	Trustee	April 4, 2024
Patricia L. Kampling

/s/Thomas Kennedy	*	Trustee	April 4, 2024
Thomas Kennedy

/s/Robert A. Lawrence	*	Trustee	April 4, 2024
Robert A. Lawrence

/s/Oscar Munoz	*	Trustee	April 4, 2024
Oscar Munoz

/s/David M. Thomas	*	Trustee	April 4, 2024
David M. Thomas

/s/Susan Tomasky	*	Trustee	April 4, 2024
Susan Tomasky

/s/Michael E. Wiley	*	Trustee	April 4, 2024
Michael E. Wiley

*	By:	/s/Megan C. Johnson

Megan C. Johnson, pursuant to a power of attorney dated April 1, 2024 and filed herewith.